UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                     Registrant is making a filing for 3 of its series, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio. Each series had a February 28 fiscal year end.

Date of reporting period: November 30, 2013

ITEM 1.	INVESTMENTS

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 27.41%
FFCB	0.39%	12-17-2015	$1,000,000	$1,000,066
FFCB	0.48	1-4-2016	1,000,000	1,000,019
FFCB	1.50	11-16-2015	2,220,000	2,271,318
FHLB	0.38	8-28-2015	5,000,000	5,008,350
FHLB	1.00	11-9-2017	500,000	494,536
FHLB	1.20	11-21-2018	1,000,000	975,122
FHLB	2.50	8-1-2027	183,983	184,243
FHLB	2.50	12-1-2027	93,286	93,418
FHLB	2.50	6-1-2028	110,627	110,786
FHLB	2.50	8-1-2028	1,049,999	1,051,511
FHLB	2.50	9-1-2028	480,000	481,215
FHLB	2.50	9-1-2028	4,840,651	4,847,501
FHLB	2.50	9-1-2028	3,192,585	3,197,102
FHLB	2.50	10-1-2028	1,000,001	1,001,416
FHLB	2.50	10-1-2028	163,995	164,227
FHLB	2.50	11-1-2028	3,000,000	3,004,245
FHLB	2.50	11-1-2028	836,007	837,190
FHLB	2.75	12-12-2014	500,000	513,313
FHLB	2.75	3-13-2015	3,000,000	3,096,561
FHLB	3.00	10-1-2042	9,584,456	9,220,266
FHLB	3.00	10-1-2042	775,627	746,155
FHLB	3.00	11-1-2042	4,754,713	4,574,044
FHLB	3.00	11-1-2042	254,433	244,765
FHLB	3.00	11-1-2042	497,059	478,172
FHLB	3.00	12-1-2042	242,191	232,988
FHLB	3.00	12-1-2042	123,735	119,033
FHLB	3.00	1-1-2043	9,425,036	9,066,904
FHLB	3.00	1-1-2043	184,292	177,289
FHLB	3.00	4-1-2043	9,623,041	9,257,385
FHLB	3.00	4-1-2043	783,238	753,476
FHLB	3.00	5-1-2043	146,663	141,090
FHLB	3.00	7-1-2043	2,151,625	2,069,868
FHLB	3.00	7-1-2043	670,319	644,848
FHLB	3.00	7-1-2043	183,213	176,251
FHLB	3.00	8-1-2043	95,550	91,920
FHLB	3.00	8-1-2043	28,199	27,127
FHLB	3.00	8-1-2043	720,567	693,187
FHLB	3.00	8-1-2043	2,433,692	2,341,217
FHLB	3.00	9-1-2043	2,811,519	2,704,687
FHLB	3.00	9-1-2043	299,507	288,126
FHLB	3.50	5-1-2014	11,717	12,302
FHLB	3.50	8-1-2020	330,852	350,703
FHLB	3.50	9-1-2020	58,851	62,372
FHLB	3.50	10-1-2020	380,783	403,549
FHLB	3.50	11-1-2020	768,699	814,868
FHLB	3.50	11-1-2020	405,896	430,240
FHLB	3.50	11-1-2020	556,364	589,786
FHLB	3.50	12-1-2020	386,050	409,217
FHLB	3.50	1-1-2021	24,293	25,754
FHLB	3.50	4-1-2021	23,311	24,709
FHLB	3.50	4-1-2021	489,577	519,017
FHLB	3.50	12-1-2025	5,859,104	6,175,442
FHLB	3.50	12-1-2042	3,525,286	3,552,234
FHLB	4.00	6-1-2024	40,188	42,609
FHLB	4.00	7-1-2025	595,958	632,048
FHLB	4.00	4-1-2026	3,052,360	3,239,470
FHLB	4.00	11-1-2040	5,007,344	5,209,816
FHLB	4.00	1-1-2041	8,069,309	8,394,960
FHLB	4.00	2-1-2041	3,616,652	3,768,546
FHLB	4.00	4-1-2041	5,805,999	6,055,038
FHLB	4.50	6-1-2014	24,875	26,330
FHLB	4.50	3-1-2023	91,238	97,753
FHLB	4.50	3-1-2023	35,325	37,852
FHLB	4.50	11-1-2023	82,162	88,073
FHLB	4.50	2-1-2024	101,909	109,280

1

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	4.50%	5-1-2024	$108,505	$116,343
FHLB	4.50	9-1-2024	39,408	42,250
FHLB	4.50	9-1-2024	75,555	81,024
FHLB	4.50	12-1-2024	137,575	147,536
FHLB	4.50	5-1-2034	180,514	192,851
FHLB	4.50	3-1-2039	876,890	933,763
FHLB	4.50	3-1-2039	128,069	136,798
FHLB	4.50	5-1-2039	203,680	217,126
FHLB	4.50	10-1-2039	149,746	159,601
FHLB	4.50	10-1-2039	125,527	133,838
FHLB	4.50	9-1-2040	116,832	124,742
FHLB	4.50	1-1-2041	460,373	490,582
FHLB	4.50	2-1-2041	7,714,977	8,266,810
FHLB	4.50	2-1-2041	1,181,912	1,260,033
FHLB	4.50	4-1-2041	3,607,029	3,847,875
FHLB	4.75	12-16-2016	1,000,000	1,124,405
FHLB	4.88	9-8-2017	1,000,000	1,138,945
FHLB	5.00	11-17-2017	2,000,000	2,311,208
FHLB	5.00	7-1-2025	1,427,357	1,546,279
FHLB	5.00	1-1-2032	2,666	2,879
FHLB	5.00	12-1-2034	9,346	10,075
FHLB	5.00	8-1-2035	678,685	734,809
FHLB	5.00	11-1-2035	723,006	781,824
FHLB	5.00	12-1-2035	12,389	13,355
FHLB	5.00	1-1-2036	31,764	34,694
FHLB	5.00	6-1-2036	786,693	852,102
FHLB	5.00	3-1-2037	7,711	8,324
FHLB	5.00	7-1-2037	21,123	22,770
FHLB	5.00	3-1-2038	647,039	697,572
FHLB	5.00	5-1-2038	34,898	37,618
FHLB	5.00	6-1-2038	7,656	8,253
FHLB	5.00	9-1-2038	700,451	755,289
FHLB	5.00	5-1-2039	39,034	42,189
FHLB	5.00	1-1-2040	2,325,194	2,520,503
FHLB	5.38	5-18-2016	3,250,000	3,644,287
FHLB	5.38	9-30-2022	100,000	117,795
FHLB	5.50	12-1-2035	1,086,007	1,180,274
FHLB	5.50	7-15-2036	600,000	713,518
FHLB	5.50	12-1-2036	537,168	582,633
FHLB	5.50	3-1-2037	118,627	128,539
FHLB	5.50	7-1-2037	2,049,899	2,227,138
FHLB	5.50	10-1-2037	5,593	6,061
FHLB	5.50	3-1-2038	55,382	60,010
FHLB	5.50	5-1-2038	353,173	382,773
FHLB	5.50	6-1-2038	98,239	106,468
FHLB	5.50	8-1-2038	100,624	109,032
FHLB	5.50	10-1-2038	6,865	7,440
FHLB	5.50	11-1-2038	258,602	280,991
FHLB	6.00	1-1-2032	21,962	24,110
FHLB	6.00	4-1-2033	40,162	44,672
FHLB	6.00	7-1-2036	54,259	60,010
FHLB	6.00	9-1-2036	357,646	394,878
FHLB	6.00	11-1-2036	487,028	537,444
FHLB	6.00	11-1-2036	34,929	38,283
FHLB	6.00	5-1-2037	242,168	265,618
FHLB	6.00	6-1-2037	274,466	301,329
FHLB	6.00	8-1-2037	488,623	535,849
FHLB	6.00	9-1-2037	149,776	164,158
FHLB	6.00	9-1-2037	3,679	4,034
FHLB	6.00	10-1-2037	28,424	31,154
FHLB	6.00	10-1-2037	30,635	33,588
FHLB	6.00	11-1-2037	119,977	131,655
FHLB	6.00	11-1-2037	74,519	81,687
FHLB	6.00	12-1-2037	100,841	110,700
FHLB	6.00	12-1-2037	82,886	90,845

2

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	6.00%	12-1-2037	$200,384	$219,770
FHLB	6.00	6-1-2038	149,239	164,519
FHLB	6.00	7-1-2038	96,285	105,565
FHLB	6.00	8-1-2039	678,731	745,108
FHLB	6.00	12-1-2039	111,555	122,316
FHLB	6.00	5-1-2040	2,008,808	2,204,541
FHLMC	0.32	4-29-2015	1,500,000	1,500,309
FHLMC	0.42	6-19-2015	1,000,000	1,000,113
FHLMC	0.50	4-17-2015	4,000,000	4,014,908
FHLMC	0.55	2-13-2015	200,000	200,176
FHLMC	0.55	2-27-2015	200,000	200,067
FHLMC	0.55	9-4-2015	1,000,000	1,000,751
FHLMC	0.63	12-29-2014	2,500,000	2,511,548
FHLMC	0.65	1-30-2015	200,000	200,157
FHLMC	0.70	9-27-2016	250,000	249,903
FHLMC	0.75	1-12-2018	2,000,000	1,962,780
FHLMC	0.80	1-13-2015	200,000	200,117
FHLMC	0.85	2-24-2016	300,000	300,401
FHLMC	0.85	7-29-2016	150,000	150,385
FHLMC	0.88	3-7-2018	2,000,000	1,966,204
FHLMC	1.00	6-30-2015	500,000	500,299
FHLMC	1.00	2-24-2016	200,000	200,382
FHLMC	1.00	9-27-2017	250,000	249,003
FHLMC	1.00	9-29-2017	2,000,000	1,995,024
FHLMC	1.25	8-1-2019	2,000,000	1,927,912
FHLMC	1.25	10-2-2019	5,000,000	4,789,340
FHLMC	1.75	9-10-2015	1,000,000	1,025,523
FHLMC	2.00	8-25-2016	1,000,000	1,038,635
FHLMC	2.00	7-30-2019	100,000	100,093
FHLMC	2.25	1-23-2017	200,000	200,587
FHLMC	2.38	1-13-2022	6,080,000	5,908,064
FHLMC ±	2.38	6-1-2038	767,582	815,952
FHLMC %%	2.50	12-1-2028	10,000,000	10,002,344
FHLMC ±	2.75	10-1-2036	126,027	134,638
FHLMC	2.88	2-9-2015	4,750,000	4,899,563
FHLMC	3.00	9-1-2021	909,601	944,969
FHLMC	3.00	4-1-2022	780,859	811,228
FHLMC	3.00	9-1-2026	161,244	165,940
FHLMC	3.00	10-1-2026	3,313,913	3,410,433
FHLMC	3.00	11-1-2026	340,718	350,642
FHLMC	3.00	11-1-2026	55,353	56,965
FHLMC	3.00	11-1-2026	914,693	941,334
FHLMC	3.00	12-1-2026	6,678,624	6,873,143
FHLMC	3.00	12-1-2026	25,333	26,070
FHLMC	3.00	12-1-2026	1,842,784	1,896,456
FHLMC	3.00	1-1-2027	3,283,967	3,379,614
FHLMC	3.00	3-1-2027	705,029	725,563
FHLMC	3.00	8-1-2027	2,239,621	2,304,851
FHLMC	3.00	4-1-2028	79,090	81,494
FHLMC	3.00	3-1-2043	5,796,709	5,576,446
FHLMC %%	3.00	12-1-2043	5,000,000	4,801,563
FHLMC	3.50	2-1-2042	14,196,702	14,305,221
FHLMC	3.50	10-1-2042	744,995	750,690
FHLMC	3.50	10-1-2042	7,221,509	7,276,711
FHLMC	3.50	7-1-2043	5,949,821	5,995,302
FHLMC	3.50	8-1-2043	9,164,842	9,234,899
FHLMC %%	3.50	12-1-2043	5,000,000	5,032,227
FHLMC	3.75	3-27-2019	2,900,000	3,194,486
FHLMC	4.00	3-1-2014	45,998	48,744
FHLMC	4.00	5-1-2023	73,325	77,942
FHLMC	4.00	2-1-2024	169,598	180,275
FHLMC	4.00	5-1-2024	95,068	100,808
FHLMC	4.00	5-1-2024	173,980	184,384
FHLMC	4.00	8-1-2024	235,604	249,861
FHLMC	4.00	1-1-2025	388,226	411,734

3

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	2-1-2025	$348,868	$369,941
FHLMC	4.00	3-1-2025	2,192,097	2,324,748
FHLMC	4.00	5-1-2025	973,505	1,032,419
FHLMC	4.00	6-1-2025	204,337	216,682
FHLMC	4.00	6-1-2025	741,585	786,606
FHLMC	4.00	7-1-2025	23,241	24,651
FHLMC	4.00	8-1-2025	135,246	143,439
FHLMC	4.00	10-1-2025	64,585	68,496
FHLMC	4.00	3-1-2026	470,905	499,730
FHLMC	4.00	4-1-2026	663,787	704,410
FHLMC	4.00	5-1-2026	443,508	470,518
FHLMC	4.00	5-1-2029	402,730	425,680
FHLMC	4.00	9-1-2031	465,503	492,491
FHLMC	4.00	10-1-2033	16,365	17,110
FHLMC	4.00	8-1-2036	6,884	7,163
FHLMC	4.00	4-1-2039	727,475	760,270
FHLMC	4.00	5-1-2039	308,666	321,111
FHLMC	4.00	6-1-2039	267,607	278,537
FHLMC	4.00	2-1-2040	429,210	446,583
FHLMC	4.00	9-1-2040	2,231,200	2,321,371
FHLMC	4.00	10-1-2040	472,779	491,803
FHLMC	4.00	10-1-2040	10,233	10,646
FHLMC	4.00	10-1-2040	1,917,804	2,000,256
FHLMC	4.00	11-1-2040	267,751	278,544
FHLMC	4.00	12-1-2040	118,414	123,185
FHLMC	4.00	12-1-2040	5,958,188	6,198,697
FHLMC	4.00	4-1-2041	31,024	32,275
FHLMC	4.00	6-1-2041	483,196	502,769
FHLMC	4.00	6-1-2041	11,763	12,239
FHLMC	4.00	10-1-2041	53,595	55,769
FHLMC	4.00	10-1-2041	357,190	371,730
FHLMC	4.00	11-1-2041	349,442	363,610
FHLMC	4.00	11-1-2041	74,911	77,952
FHLMC	4.00	11-1-2041	44,178	45,967
FHLMC	4.00	11-1-2041	31,296	32,563
FHLMC	4.00	11-1-2041	414,458	431,264
FHLMC	4.00	1-1-2042	3,118,014	3,244,220
FHLMC	4.00	1-1-2042	138,297	143,901
FHLMC	4.00	2-1-2042	63,398	65,964
FHLMC %%	4.00	12-1-2043	2,500,000	2,599,317
FHLMC	4.38	7-17-2015	4,750,000	5,068,293
FHLMC	4.50	4-1-2018	56,470	59,821
FHLMC	4.50	8-1-2018	822,190	871,141
FHLMC	4.50	10-1-2018	167,296	177,255
FHLMC	4.50	5-1-2023	921,448	987,428
FHLMC	4.50	4-1-2024	105,636	114,763
FHLMC	4.50	8-1-2024	721,850	774,098
FHLMC	4.50	11-1-2024	239,181	256,606
FHLMC	4.50	2-1-2025	804,084	862,604
FHLMC	4.50	8-1-2035	64,231	68,525
FHLMC	4.50	9-1-2035	89,641	95,338
FHLMC	4.50	1-1-2037	93,110	99,028
FHLMC	4.50	10-1-2038	430,956	458,969
FHLMC	4.50	2-1-2039	46,229	49,201
FHLMC	4.50	5-1-2039	77,295	82,418
FHLMC	4.50	6-1-2039	2,819,664	3,007,952
FHLMC	4.50	9-1-2039	1,773,758	1,891,092
FHLMC	4.50	10-1-2039	256,985	273,908
FHLMC	4.50	10-1-2039	332,872	354,982
FHLMC	4.50	1-1-2040	2,671,891	2,870,310
FHLMC	4.50	2-1-2040	8,354,920	8,951,230
FHLMC	4.50	3-1-2040	3,708,546	4,000,428
FHLMC	4.50	8-1-2040	1,727,713	1,842,089
FHLMC	4.50	9-1-2040	415,828	443,256
FHLMC	4.50	9-1-2040	3,375,034	3,626,370

4

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.50%	2-1-2041	$98,702	$105,247
FHLMC	4.50	4-1-2041	4,508,142	4,807,957
FHLMC	4.50	7-1-2041	222,930	237,632
FHLMC	4.50	10-1-2041	1,681,353	1,792,259
FHLMC	4.75	11-17-2015	2,000,000	2,172,228
FHLMC	4.88	6-13-2018	1,700,000	1,960,319
FHLMC	5.00	1-1-2022	850,488	921,827
FHLMC	5.00	7-1-2022	706	750
FHLMC	5.00	7-1-2022	30,051	31,942
FHLMC	5.00	7-1-2022	38,210	40,610
FHLMC	5.00	7-1-2022	30,842	32,776
FHLMC	5.00	9-1-2022	46,549	49,481
FHLMC	5.00	6-1-2023	44,793	48,518
FHLMC	5.00	6-1-2023	6,807	7,236
FHLMC	5.00	6-1-2023	15,961	17,283
FHLMC	5.00	10-1-2023	2,772	2,947
FHLMC	5.00	4-1-2024	3,117	3,378
FHLMC	5.00	8-1-2024	23,482	25,453
FHLMC	5.00	10-1-2024	424,837	451,694
FHLMC	5.00	10-1-2024	429,639	456,874
FHLMC	5.00	5-1-2025	607,795	658,772
FHLMC	5.00	8-1-2033	1,830,360	1,996,575
FHLMC	5.00	11-1-2033	164,774	177,852
FHLMC	5.00	3-1-2034	138,829	150,655
FHLMC	5.00	7-1-2035	745,266	806,298
FHLMC	5.00	8-1-2035	229,419	247,971
FHLMC	5.00	9-1-2035	860,244	948,494
FHLMC	5.00	4-1-2036	89,505	96,841
FHLMC	5.00	12-1-2036	69,006	74,385
FHLMC	5.00	2-1-2037	105,305	113,578
FHLMC	5.00	3-1-2039	557,640	607,191
FHLMC	5.00	8-1-2039	1,213,020	1,313,236
FHLMC	5.00	8-1-2039	6,561,922	7,112,404
FHLMC	5.00	9-1-2039	1,956,809	2,121,250
FHLMC	5.00	12-1-2039	2,496,616	2,719,853
FHLMC	5.00	6-1-2040	5,097,538	5,519,390
FHLMC	5.00	6-1-2040	5,248,189	5,682,671
FHLMC	5.13	11-17-2017	1,000,000	1,155,413
FHLMC	5.25	4-18-2016	650,000	723,609
FHLMC ±	5.43	4-1-2037	65,216	68,533
FHLMC	5.50	7-18-2016	650,000	733,917
FHLMC	5.50	12-1-2016	22,210	23,630
FHLMC	5.50	8-1-2017	1,437	1,529
FHLMC	5.50	8-23-2017	3,000,000	3,491,199
FHLMC	5.50	9-1-2017	28,735	30,587
FHLMC	5.50	10-1-2017	1,999	2,127
FHLMC	5.50	11-1-2017	28,391	30,216
FHLMC	5.50	11-1-2017	86,664	91,280
FHLMC	5.50	12-1-2017	833,725	887,187
FHLMC	5.50	3-1-2018	38,766	40,878
FHLMC	5.50	2-1-2019	388,701	413,616
FHLMC	5.50	6-1-2019	32,627	35,370
FHLMC	5.50	1-1-2022	35,732	38,952
FHLMC	5.50	5-1-2022	52,428	57,182
FHLMC	5.50	11-1-2023	144,839	157,978
FHLMC	5.50	12-1-2024	742,322	809,653
FHLMC	5.50	12-1-2033	289,135	316,382
FHLMC	5.50	12-1-2034	286,615	312,563
FHLMC	5.50	1-1-2035	764,991	829,837
FHLMC	5.50	6-1-2035	581,872	633,501
FHLMC	5.50	1-1-2036	156,248	169,305
FHLMC	5.50	1-1-2036	54,248	58,944
FHLMC	5.50	2-1-2036	187,044	203,158
FHLMC	5.50	12-1-2036	243,750	264,119
FHLMC	5.50	2-1-2037	260,417	282,179

5

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.50%	3-1-2037	$232,972	$252,439
FHLMC	5.50	4-1-2037	51,940	56,281
FHLMC	5.50	1-1-2038	611,235	662,379
FHLMC	5.50	2-1-2038	771,185	836,005
FHLMC	5.50	4-1-2038	711,495	775,180
FHLMC	5.50	5-1-2038	90,933	98,531
FHLMC	5.50	5-1-2038	1,680,904	1,821,365
FHLMC	5.50	5-1-2038	507,857	550,690
FHLMC	5.50	5-1-2038	2,434,140	2,637,629
FHLMC	5.50	6-1-2038	13,981	15,149
FHLMC	5.50	7-1-2038	421,062	456,247
FHLMC	5.50	7-1-2038	340,458	368,908
FHLMC	5.50	8-1-2038	598,456	648,465
FHLMC	5.50	8-1-2038	120,381	130,441
FHLMC	5.50	9-1-2038	189,560	205,400
FHLMC	5.50	9-1-2038	91,927	99,609
FHLMC	5.50	1-1-2039	271,917	294,698
FHLMC	5.50	8-1-2039	1,049,595	1,139,331
FHLMC	5.50	11-1-2039	1,601,403	1,740,611
FHLMC	5.50	3-1-2040	3,472,854	3,763,056
FHLMC	5.50	4-1-2040	2,153,848	2,333,830
FHLMC ±	5.83	8-1-2038	231,512	244,257
FHLMC	6.00	6-1-2021	1,097	1,191
FHLMC	6.00	3-1-2022	67,009	72,975
FHLMC	6.00	5-1-2022	5,548	6,102
FHLMC	6.00	7-1-2022	105,469	111,806
FHLMC	6.00	8-1-2022	8,347	9,160
FHLMC	6.00	9-1-2022	148,448	162,982
FHLMC	6.00	3-1-2023	295,351	323,640
FHLMC	6.00	9-1-2023	121,408	134,420
FHLMC	6.00	11-1-2033	411,952	452,674
FHLMC	6.00	7-1-2034	351,347	390,889
FHLMC	6.00	1-1-2036	64,921	72,265
FHLMC	6.00	2-1-2036	611,620	677,190
FHLMC	6.00	11-1-2036	152,064	167,347
FHLMC	6.00	12-1-2036	59,144	65,278
FHLMC	6.00	2-1-2037	4,175	4,594
FHLMC	6.00	3-1-2037	33,871	37,123
FHLMC	6.00	3-1-2037	240,032	263,920
FHLMC	6.00	4-1-2037	2,855	3,134
FHLMC	6.00	8-1-2037	72,701	79,696
FHLMC	6.00	8-1-2037	88,060	96,516
FHLMC	6.00	8-1-2037	181,058	198,592
FHLMC	6.00	8-1-2037	196,273	216,448
FHLMC	6.00	8-1-2037	31,812	34,931
FHLMC	6.00	9-1-2037	8,945	9,825
FHLMC	6.00	9-1-2037	42,033	46,108
FHLMC	6.00	10-1-2037	1,116,876	1,225,817
FHLMC	6.00	10-1-2037	65,967	72,301
FHLMC	6.00	10-1-2037	52,681	57,764
FHLMC	6.00	11-1-2037	163,825	179,782
FHLMC	6.00	11-1-2037	35,514	38,924
FHLMC	6.00	12-1-2037	698,973	766,121
FHLMC	6.00	12-1-2037	96,458	105,764
FHLMC	6.00	1-1-2038	45,657	50,110
FHLMC	6.00	2-1-2038	33,192	36,389
FHLMC	6.00	2-1-2038	108,243	118,637
FHLMC	6.00	5-1-2038	95,790	105,593
FHLMC	6.00	6-1-2038	54,687	59,955
FHLMC	6.00	6-1-2038	71,725	78,616
FHLMC	6.00	6-1-2038	61,674	67,596
FHLMC	6.00	7-1-2038	812,084	890,061
FHLMC	6.00	7-1-2038	147,234	161,454
FHLMC	6.00	8-1-2038	73,076	80,093
FHLMC	6.00	8-1-2038	150,928	165,420

6

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	9-1-2038	$74,384	$81,527
FHLMC	6.00	9-1-2038	108,849	119,403
FHLMC	6.00	9-1-2038	81,924	89,790
FHLMC	6.00	10-1-2038	77,023	84,419
FHLMC	6.00	11-1-2038	63,331	69,412
FHLMC	6.00	12-1-2038	2,252	2,468
FHLMC	6.00	3-1-2039	42,930	47,064
FHLMC	6.00	4-1-2039	133,967	146,830
FHLMC	6.00	6-1-2039	6,711	7,374
FHLMC	6.00	8-1-2039	143,560	157,657
FHLMC	6.00	9-1-2039	217,196	238,603
FHLMC	6.00	10-1-2039	6,743	7,406
FHLMC	6.25	7-15-2032	500,000	645,665
FHLMC	6.50	6-1-2036	83,111	92,244
FHLMC	6.50	10-1-2037	105,798	117,312
FHLMC	6.50	12-1-2037	186,681	207,502
FHLMC	6.50	3-1-2038	71,132	78,874
FHLMC	6.50	3-1-2038	185,387	205,562
FHLMC	6.50	1-1-2039	41,874	46,431
FHLMC	6.50	4-1-2039	340,838	378,138
FHLMC	6.50	4-1-2039	482,392	534,890
FHLMC	6.75	3-15-2031	1,000,000	1,344,757
FICO	9.65	11-2-2018	500,000	688,837
FNMA	5.00	12-1-2035	10,031	10,900
FNMA ¤	0.00	6-1-2017	300,000	285,935
FNMA ¤	0.00	10-9-2019	200,000	171,019
FNMA	0.38	3-16-2015	2,500,000	2,504,900
FNMA	0.38	12-21-2015	2,000,000	2,000,252
FNMA	0.50	5-27-2015	2,500,000	2,508,593
FNMA	0.50	7-2-2015	2,500,000	2,508,523
FNMA	0.50	3-30-2016	2,000,000	2,002,014
FNMA	0.52	5-20-2016	500,000	499,155
FNMA	0.55	2-26-2016	250,000	250,168
FNMA	0.55	5-6-2016	500,000	500,255
FNMA	0.63	8-26-2016	1,000,000	1,001,690
FNMA	0.75	12-19-2014	2,000,000	2,011,716
FNMA	0.80	2-13-2015	500,000	500,644
FNMA	0.88	10-26-2017	2,250,000	2,240,303
FNMA	0.88	12-20-2017	2,000,000	1,980,928
FNMA	0.88	2-8-2018	1,000,000	985,992
FNMA	0.88	5-21-2018	2,000,000	1,962,532
FNMA	0.90	11-7-2017	250,000	247,489
FNMA	0.95	8-23-2017	1,000,000	996,067
FNMA	1.00	5-21-2018	100,000	98,175
FNMA	1.13	4-27-2017	1,000,000	1,010,680
FNMA	1.25	9-28-2016	1,000,000	1,018,555
FNMA	1.38	11-15-2016	2,000,000	2,043,508
FNMA	1.55	10-29-2019	1,000,000	961,031
FNMA	1.63	10-26-2015	1,000,000	1,024,413
FNMA	1.63	11-27-2018	2,000,000	2,008,400
FNMA	1.70	10-4-2019	125,000	121,257
FNMA	1.75	1-30-2019	200,000	198,552
FNMA	1.75	5-30-2019	2,000,000	1,995,926
FNMA	1.88	10-15-2015	200,000	205,375
FNMA	2.20	10-25-2022	150,000	139,061
FNMA	2.25	10-17-2022	1,000,000	935,076
FNMA ±	2.26	10-1-2037	461,670	491,433
FNMA	2.38	7-28-2015	3,500,000	3,620,110
FNMA	2.38	4-11-2016	1,000,000	1,044,215
FNMA	2.50	10-1-2027	3,838,139	3,835,947
FNMA	2.50	3-1-2028	4,458,742	4,466,730
FNMA	2.50	4-1-2028	7,090,395	7,086,345
FNMA	2.50	7-1-2028	10,176,883	10,171,070
FNMA	2.50	7-1-2028	9,631,115	9,625,615
FNMA	2.50	10-1-2028	7,463,461	7,459,198

7

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.50%	1-1-2038	$341,018	$314,600
FNMA	2.50	10-1-2042	612,687	563,990
FNMA	2.50	11-1-2042	75,288	69,304
FNMA	2.50	2-1-2043	243,101	223,779
FNMA	2.50	3-1-2043	257,674	237,194
FNMA	2.50	3-1-2043	148,177	136,400
FNMA	2.50	3-1-2043	294,458	271,054
FNMA	2.50	4-1-2043	191,036	175,853
FNMA	2.50	4-1-2043	407,454	375,069
FNMA	2.50	8-1-2043	1,426,411	1,313,039
FNMA	2.50	8-1-2043	340,361	313,309
FNMA	2.50	8-1-2043	648,111	596,599
FNMA ±	2.55	3-1-2036	59,590	62,527
FNMA ±	2.57	4-1-2036	125,803	134,504
FNMA ±	2.61	3-1-2037	118,465	126,646
FNMA ±	2.66	2-1-2042	3,991,185	4,135,231
FNMA ±	2.66	4-1-2038	98,477	104,398
FNMA ±	2.72	6-1-2035	174,817	186,129
FNMA ±	2.98	3-1-2041	2,624,045	2,743,658
FNMA	3.00	10-1-2021	8,248,900	8,580,910
FNMA	3.00	8-1-2026	303,024	312,492
FNMA	3.00	9-1-2026	181,652	187,272
FNMA	3.00	11-1-2026	2,790,277	2,878,077
FNMA	3.00	11-1-2026	268,555	277,018
FNMA	3.00	2-1-2027	174,648	180,167
FNMA	3.00	2-1-2027	1,657,170	1,709,495
FNMA	3.00	4-1-2027	311,662	321,514
FNMA	3.00	5-1-2027	374,746	386,582
FNMA	3.00	6-1-2027	246,252	254,044
FNMA	3.00	7-1-2027	433,724	447,419
FNMA	3.00	7-1-2027	569,730	587,793
FNMA	3.00	8-1-2027	2,832,126	2,921,870
FNMA	3.00	8-1-2027	2,944,089	3,037,298
FNMA	3.00	8-1-2027	16,192,896	16,706,569
FNMA	3.00	9-1-2027	2,186,343	2,256,979
FNMA	3.00	9-1-2027	2,098,413	2,164,898
FNMA	3.00	9-1-2027	9,054,569	9,341,442
FNMA	3.00	9-1-2027	3,364,609	3,471,250
FNMA	3.00	10-1-2027	4,003,699	4,133,137
FNMA	3.00	9-1-2042	2,708,013	2,615,142
FNMA	3.00	9-1-2042	44,024	42,515
FNMA	3.00	9-1-2042	713,025	688,571
FNMA	3.00	9-1-2042	600,360	579,771
FNMA	3.00	10-1-2042	5,184,004	5,006,219
FNMA	3.00	10-1-2042	1,383,447	1,336,002
FNMA	3.00	10-1-2042	4,880,883	4,713,493
FNMA	3.00	11-1-2042	9,426,406	9,103,129
FNMA	3.00	12-1-2042	9,508,927	9,182,820
FNMA	3.00	1-1-2043	9,562,239	9,234,303
FNMA	3.00	2-1-2043	9,756,252	9,421,663
FNMA	3.00	3-1-2043	11,557,059	11,160,711
FNMA	3.00	4-1-2043	9,733,653	9,399,839
FNMA	3.00	5-1-2043	9,829,681	9,492,573
FNMA	3.00	6-1-2043	4,925,185	4,756,277
FNMA	3.00	7-1-2043	9,901,467	9,561,897
FNMA ±	3.04	3-1-2041	4,433,301	4,633,567
FNMA	3.40	9-27-2032	250,000	217,658
FNMA ±	3.46	10-1-2040	2,853,577	3,011,079
FNMA	3.50	11-1-2025	2,805,113	2,958,475
FNMA	3.50	12-1-2025	6,865,188	7,245,536
FNMA	3.50	12-1-2026	10,585,947	11,165,274
FNMA	3.50	1-1-2036	28,630	28,898
FNMA	3.50	10-1-2040	1,734,780	1,751,059
FNMA	3.50	12-1-2040	234,661	236,888
FNMA	3.50	1-1-2041	47,644	48,091

8

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	1-1-2041	$126,455	$127,642
FNMA	3.50	1-1-2041	52,255	52,746
FNMA	3.50	1-1-2041	442,234	446,384
FNMA	3.50	1-1-2041	1,384,076	1,397,315
FNMA	3.50	2-1-2041	622,559	628,720
FNMA	3.50	2-1-2041	73,670	74,361
FNMA	3.50	2-1-2041	599,872	605,501
FNMA	3.50	2-1-2041	3,255,023	3,285,569
FNMA	3.50	9-1-2042	13,493,956	13,620,587
FNMA	3.50	9-1-2042	8,863,766	8,946,946
FNMA	3.50	10-1-2042	6,881,001	6,945,573
FNMA	3.50	12-1-2042	1,537,696	1,552,532
FNMA	3.50	4-1-2043	6,898,969	6,965,329
FNMA	3.50	5-1-2043	498,404	503,081
FNMA	3.50	6-1-2043	718,969	725,716
FNMA	3.50	7-1-2043	9,816,857	9,908,980
FNMA	3.50	8-1-2043	1,406,075	1,419,270
FNMA	3.50	9-1-2043	766,365	773,557
FNMA	3.50	9-1-2043	498,437	503,114
FNMA %%	3.50	12-1-2043	47,500,000	47,894,952
FNMA	4.00	6-1-2019	475,896	506,058
FNMA	4.00	2-1-2024	13,269	14,132
FNMA	4.00	3-1-2024	682,695	726,540
FNMA	4.00	4-1-2024	1,190,573	1,266,874
FNMA	4.00	5-1-2024	45,767	48,719
FNMA	4.00	6-1-2024	409,255	435,720
FNMA	4.00	6-1-2024	264,957	281,959
FNMA	4.00	6-1-2024	137,856	146,713
FNMA	4.00	9-1-2024	107,454	114,374
FNMA	4.00	10-1-2024	91,448	97,352
FNMA	4.00	2-1-2025	672,711	716,124
FNMA	4.00	3-1-2025	2,723,861	2,928,155
FNMA	4.00	3-1-2025	112,624	119,927
FNMA	4.00	7-1-2025	1,770,632	1,885,274
FNMA	4.00	5-1-2026	1,864,230	1,983,934
FNMA %%	4.00	12-1-2028	4,000,000	4,252,656
FNMA	4.00	2-1-2039	94,777	98,909
FNMA	4.00	2-1-2039	427,321	446,055
FNMA	4.00	3-1-2039	70,899	73,981
FNMA	4.00	8-1-2039	1,569,942	1,638,474
FNMA	4.00	8-1-2039	404,595	422,202
FNMA	4.00	8-1-2039	652,396	680,787
FNMA	4.00	8-1-2039	4,006,630	4,196,213
FNMA	4.00	11-1-2039	35,985	37,560
FNMA	4.00	1-1-2040	414,693	432,729
FNMA	4.00	1-1-2040	358,968	374,627
FNMA	4.00	3-1-2040	16,975	17,716
FNMA	4.00	3-1-2040	570,706	595,513
FNMA	4.00	4-1-2040	2,317,266	2,418,177
FNMA	4.00	8-1-2040	97,857	102,100
FNMA	4.00	8-1-2040	1,842,066	1,923,248
FNMA	4.00	8-1-2040	913,612	953,640
FNMA	4.00	8-1-2040	506,414	528,674
FNMA	4.00	9-1-2040	26,410	27,570
FNMA	4.00	9-1-2040	23,298	24,319
FNMA	4.00	9-1-2040	116,707	121,801
FNMA	4.00	10-1-2040	54,230	56,607
FNMA	4.00	10-1-2040	60,632	63,286
FNMA	4.00	10-1-2040	276,087	288,185
FNMA	4.00	10-1-2040	758,713	791,888
FNMA	4.00	11-1-2040	495,767	517,556
FNMA	4.00	11-1-2040	442,838	462,186
FNMA	4.00	11-1-2040	226,957	236,917
FNMA	4.00	11-1-2040	342,252	357,227
FNMA	4.00	11-1-2040	53,048	55,371

9

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	11-1-2040	$34,285	$35,801
FNMA	4.00	11-1-2040	89,500	93,427
FNMA	4.00	11-1-2040	3,969,165	4,143,270
FNMA	4.00	12-1-2040	17,109	17,860
FNMA	4.00	12-1-2040	32,384	33,801
FNMA	4.00	12-1-2040	129,949	135,665
FNMA	4.00	12-1-2040	455,621	475,595
FNMA	4.00	12-1-2040	186,002	194,143
FNMA	4.00	12-1-2040	97,307	101,583
FNMA	4.00	12-1-2040	510,761	533,190
FNMA	4.00	12-1-2040	1,098,727	1,146,991
FNMA	4.00	12-1-2040	3,526,700	3,691,442
FNMA	4.00	1-1-2041	12,602	13,155
FNMA	4.00	1-1-2041	98,253	102,561
FNMA	4.00	1-1-2041	5,395,575	5,631,847
FNMA	4.00	2-1-2041	439,472	458,670
FNMA	4.00	2-1-2041	246,336	257,082
FNMA	4.00	2-1-2041	5,811,356	6,065,539
FNMA	4.00	3-1-2041	145,621	151,998
FNMA	4.00	3-1-2041	2,834,874	2,960,012
FNMA	4.00	4-1-2041	363,131	379,127
FNMA	4.00	5-1-2041	6,045,876	6,311,657
FNMA	4.00	7-1-2041	24,587	25,661
FNMA	4.00	7-1-2041	164,419	171,647
FNMA	4.00	8-1-2041	29,404	30,699
FNMA	4.00	8-1-2041	432,556	451,561
FNMA	4.00	10-1-2041	1,827,117	1,907,539
FNMA	4.00	10-1-2041	1,808,750	1,888,188
FNMA	4.00	10-1-2041	321,959	336,069
FNMA	4.00	10-1-2041	153,927	160,670
FNMA	4.00	11-1-2041	447,301	466,907
FNMA	4.00	11-1-2041	1,471,339	1,536,011
FNMA	4.00	12-1-2041	486,163	507,514
FNMA	4.00	12-1-2041	286,801	299,364
FNMA	4.00	12-1-2041	331,866	346,418
FNMA	4.00	1-1-2042	20,494	21,392
FNMA	4.00	1-1-2042	113,321	118,280
FNMA	4.00	2-1-2042	158,367	166,516
FNMA	4.00	2-1-2042	21,965	22,931
FNMA	4.00	2-1-2042	159,571	166,593
FNMA	4.00	2-1-2042	5,687,182	5,936,829
FNMA	4.00	4-1-2042	2,008,087	2,096,402
FNMA	4.00	7-1-2042	83,792	87,453
FNMA	4.00	10-1-2043	9,961,077	10,401,535
FNMA %%	4.00	12-1-2043	7,000,000	7,304,063
FNMA	4.38	10-15-2015	1,000,000	1,075,320
FNMA	4.50	11-1-2014	1,204	1,280
FNMA	4.50	5-1-2015	10,225	10,870
FNMA	4.50	3-1-2018	38,978	41,455
FNMA	4.50	4-1-2018	174,836	185,987
FNMA	4.50	12-1-2018	22,772	24,245
FNMA	4.50	5-1-2019	20,222	21,509
FNMA	4.50	1-1-2020	42,180	44,934
FNMA	4.50	8-1-2020	24,270	25,864
FNMA	4.50	10-1-2020	70,798	75,453
FNMA	4.50	10-1-2020	35,106	37,362
FNMA	4.50	12-1-2020	95,958	102,277
FNMA	4.50	1-1-2021	60,615	64,649
FNMA	4.50	3-1-2022	70,997	75,552
FNMA	4.50	3-1-2022	550,338	585,762
FNMA	4.50	5-1-2022	17,242	18,837
FNMA	4.50	11-1-2022	106,980	114,083
FNMA	4.50	2-1-2023	493,367	525,744
FNMA	4.50	3-1-2023	8,423	8,980
FNMA	4.50	3-1-2023	225,552	240,572

10

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	3-1-2023	$38,144	$40,646
FNMA	4.50	5-1-2023	123,695	131,609
FNMA	4.50	5-1-2023	64,898	69,177
FNMA	4.50	5-1-2023	32,336	34,472
FNMA	4.50	5-1-2023	15,796	16,812
FNMA	4.50	6-1-2023	280,647	299,046
FNMA	4.50	12-1-2023	141,070	150,386
FNMA	4.50	3-1-2024	25,720	27,361
FNMA	4.50	5-1-2024	29,820	32,006
FNMA	4.50	5-1-2024	412,716	439,923
FNMA	4.50	7-1-2024	1,581,270	1,684,379
FNMA	4.50	8-1-2024	188,978	201,292
FNMA	4.50	8-1-2024	122,157	130,066
FNMA	4.50	8-1-2024	11,107	11,830
FNMA	4.50	1-1-2025	1,773,013	1,887,482
FNMA	4.50	3-1-2025	1,949,585	2,075,442
FNMA	4.50	3-1-2025	117,104	124,604
FNMA	4.50	4-1-2025	52,283	55,762
FNMA	4.50	4-1-2025	209,512	223,057
FNMA	4.50	10-1-2025	298,349	318,144
FNMA	4.50	2-1-2026	290,192	309,538
FNMA	4.50	2-1-2026	54,011	57,769
FNMA	4.50	4-1-2026	821,543	874,571
FNMA	4.50	5-1-2026	72,686	77,379
FNMA	4.50	6-1-2026	35,469	37,772
FNMA	4.50	4-1-2028	59,582	63,535
FNMA	4.50	4-1-2028	28,249	30,123
FNMA	4.50	4-1-2028	77,263	82,431
FNMA	4.50	3-1-2029	63,025	67,206
FNMA	4.50	5-1-2029	6,228,019	6,681,954
FNMA	4.50	10-1-2029	424,052	455,074
FNMA	4.50	9-1-2033	402,979	431,877
FNMA	4.50	4-1-2035	90,520	96,614
FNMA	4.50	5-1-2035	24,789	26,513
FNMA	4.50	7-1-2035	5,361	5,727
FNMA	4.50	8-1-2035	14,987	16,023
FNMA	4.50	9-1-2035	521,561	556,647
FNMA	4.50	9-1-2035	41,420	44,256
FNMA	4.50	9-1-2035	2,994,051	3,196,531
FNMA	4.50	10-1-2035	129,424	138,263
FNMA	4.50	3-1-2038	789,433	841,810
FNMA	4.50	2-1-2039	83,382	88,914
FNMA	4.50	2-1-2039	35,940	38,324
FNMA	4.50	2-1-2039	22,611	24,123
FNMA	4.50	2-1-2039	419,114	447,146
FNMA	4.50	3-1-2039	1,743,346	1,859,607
FNMA	4.50	3-1-2039	2,068,693	2,207,423
FNMA	4.50	4-1-2039	597,813	637,923
FNMA	4.50	4-1-2039	12,101	12,907
FNMA	4.50	4-1-2039	1,814,895	1,936,146
FNMA	4.50	4-1-2039	1,954,944	2,087,789
FNMA	4.50	5-1-2039	812,912	875,376
FNMA	4.50	5-1-2039	2,188,982	2,356,482
FNMA	4.50	6-1-2039	1,259,250	1,343,919
FNMA	4.50	9-1-2039	1,890,044	2,031,848
FNMA	4.50	12-1-2039	216,559	231,139
FNMA	4.50	2-1-2040	3,035,080	3,238,592
FNMA	4.50	2-1-2040	4,116,922	4,435,523
FNMA	4.50	3-1-2040	3,136,235	3,386,628
FNMA	4.50	5-1-2040	2,789,397	2,998,116
FNMA	4.50	5-1-2040	1,275,855	1,368,742
FNMA	4.50	6-1-2040	1,087,066	1,160,710
FNMA	4.50	8-1-2040	322,093	344,020
FNMA	4.50	8-1-2040	3,105,674	3,314,799
FNMA	4.50	9-1-2040	41,517	44,300

11

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	10-1-2040	$3,068,972	$3,279,426
FNMA	4.50	10-1-2040	495,379	529,100
FNMA	4.50	11-1-2040	2,188,521	2,337,970
FNMA	4.50	2-1-2041	9,229,707	9,866,029
FNMA	4.50	2-1-2041	6,887,221	7,361,305
FNMA	4.50	4-1-2041	2,067,589	2,215,434
FNMA	4.50	5-1-2041	14,283	15,327
FNMA %%	4.50	12-1-2043	5,000,000	5,336,133
FNMA	4.88	12-15-2016	950,000	1,070,430
FNMA	5.00	12-1-2014	137,571	146,324
FNMA	5.00	4-15-2015	3,000,000	3,194,793
FNMA	5.00	8-1-2015	230,428	245,090
FNMA	5.00	11-1-2015	248,653	264,536
FNMA	5.00	2-13-2017	500,000	567,170
FNMA	5.00	5-11-2017	1,200,000	1,368,354
FNMA	5.00	12-1-2017	514,803	548,709
FNMA	5.00	6-1-2018	325,346	346,804
FNMA	5.00	10-1-2018	204,882	218,408
FNMA	5.00	11-1-2018	71,255	75,943
FNMA	5.00	6-1-2019	151,968	163,302
FNMA	5.00	9-1-2019	390,906	416,433
FNMA	5.00	10-1-2019	213,767	229,713
FNMA	5.00	11-1-2019	187,226	199,789
FNMA	5.00	6-1-2020	95,114	102,394
FNMA	5.00	5-1-2023	682,519	737,616
FNMA	5.00	5-1-2023	97,241	105,088
FNMA	5.00	6-1-2023	109,138	119,153
FNMA	5.00	6-1-2023	276,882	299,197
FNMA	5.00	4-1-2024	175,953	190,035
FNMA	5.00	9-1-2024	158,521	172,298
FNMA	5.00	3-1-2025	1,824,268	1,971,370
FNMA	5.00	4-1-2034	265,351	291,001
FNMA	5.00	4-1-2034	713,583	775,708
FNMA	5.00	4-1-2035	2,447,913	2,660,107
FNMA	5.00	6-1-2035	817,145	887,909
FNMA	5.00	7-1-2035	60,582	65,771
FNMA	5.00	7-1-2035	40,330	43,811
FNMA	5.00	7-1-2035	87,108	94,602
FNMA	5.00	8-1-2035	105,182	114,254
FNMA	5.00	10-1-2035	3,153,690	3,426,376
FNMA	5.00	11-1-2035	865,260	940,500
FNMA	5.00	2-1-2036	3,845,311	4,177,454
FNMA	5.00	7-1-2036	81,995	89,017
FNMA	5.00	11-1-2036	280,069	304,055
FNMA	5.00	11-1-2036	274,334	298,164
FNMA	5.00	5-1-2037	253,803	275,540
FNMA	5.00	5-1-2037	70,442	76,474
FNMA	5.00	5-1-2037	73,944	80,277
FNMA	5.00	6-1-2037	71,505	77,629
FNMA	5.00	8-1-2037	614,098	666,765
FNMA	5.00	2-1-2038	1,997,436	2,170,192
FNMA	5.00	3-1-2038	1,301,537	1,413,423
FNMA	5.00	4-1-2038	70,395	76,423
FNMA	5.00	5-1-2038	412,226	447,607
FNMA	5.00	5-1-2038	231,136	250,931
FNMA	5.00	5-1-2038	150,283	163,207
FNMA	5.00	7-1-2038	10,443	11,337
FNMA	5.00	7-1-2038	8,105	8,799
FNMA	5.00	11-1-2038	292,504	317,581
FNMA	5.00	11-1-2038	143,083	155,337
FNMA	5.00	11-1-2038	11,602	12,595
FNMA	5.00	4-1-2039	374,398	406,463
FNMA	5.00	4-1-2039	526,759	572,234
FNMA	5.00	6-1-2039	912,115	990,886
FNMA	5.00	7-1-2039	687,805	747,128

12

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	8-1-2039	$5,810,350	$6,323,607
FNMA	5.00	10-1-2039	1,103,506	1,200,095
FNMA	5.00	7-1-2040	8,217,492	8,998,136
FNMA	5.00	4-1-2041	3,299,233	3,607,579
FNMA	5.00	8-1-2041	413,931	449,648
FNMA %%	5.00	12-1-2043	5,000,000	5,436,133
FNMA	5.38	7-15-2016	1,000,000	1,120,773
FNMA	5.38	6-12-2017	1,500,000	1,732,599
FNMA	5.45	10-18-2021	200,000	221,367
FNMA ±	5.48	1-1-2037	28,311	30,185
FNMA	5.50	4-1-2014	4,982	5,271
FNMA	5.50	7-1-2014	54,699	57,864
FNMA	5.50	12-1-2014	3,038	3,213
FNMA	5.50	2-1-2015	17,760	18,788
FNMA	5.50	2-1-2016	10,054	10,639
FNMA	5.50	6-1-2016	224,556	237,665
FNMA	5.50	8-1-2016	31,892	33,765
FNMA	5.50	11-1-2016	242,612	256,888
FNMA	5.50	11-1-2016	10,779	11,413
FNMA	5.50	1-1-2017	139,381	148,442
FNMA	5.50	2-1-2017	94,182	99,719
FNMA	5.50	2-1-2017	4,684	4,959
FNMA	5.50	4-1-2017	117,404	124,254
FNMA	5.50	6-1-2017	226,439	239,891
FNMA	5.50	7-1-2017	216,641	229,477
FNMA	5.50	8-1-2017	53,781	56,986
FNMA	5.50	10-1-2017	211,689	224,320
FNMA	5.50	3-1-2018	80,460	85,294
FNMA	5.50	4-1-2018	77,041	81,666
FNMA	5.50	12-1-2018	937,811	999,226
FNMA	5.50	5-1-2021	206,340	221,435
FNMA	5.50	12-1-2021	53,130	56,289
FNMA	5.50	5-1-2023	248,033	271,267
FNMA	5.50	8-1-2023	4,921	5,364
FNMA	5.50	9-1-2023	69,307	74,529
FNMA	5.50	10-1-2023	6,416	7,018
FNMA	5.50	10-1-2023	202,615	221,564
FNMA	5.50	11-1-2023	58,530	64,012
FNMA	5.50	11-1-2023	13,190	14,426
FNMA	5.50	2-1-2024	25,091	27,054
FNMA	5.50	6-1-2024	246,737	269,674
FNMA	5.50	7-1-2024	415,855	440,496
FNMA	5.50	5-1-2025	337,639	359,791
FNMA	5.50	8-1-2025	129,891	143,181
FNMA	5.50	7-1-2033	201,775	221,179
FNMA	5.50	9-1-2033	528,186	579,723
FNMA	5.50	11-1-2033	229,700	251,787
FNMA	5.50	7-1-2034	284,938	311,881
FNMA	5.50	9-1-2034	101,630	111,287
FNMA	5.50	10-1-2034	90,673	99,213
FNMA	5.50	12-1-2034	451,412	494,213
FNMA	5.50	1-1-2035	359,059	393,159
FNMA	5.50	1-1-2035	2,749,501	3,010,168
FNMA	5.50	8-1-2035	66,433	72,640
FNMA	5.50	8-1-2035	332,906	364,052
FNMA	5.50	8-1-2035	747,352	817,359
FNMA	5.50	9-1-2035	460,487	504,438
FNMA	5.50	12-1-2035	858,897	938,282
FNMA	5.50	12-1-2035	888,740	972,323
FNMA	5.50	1-1-2036	1,908,581	2,085,755
FNMA	5.50	2-1-2036	444,646	485,744
FNMA	5.50	4-1-2036	1,729,018	1,890,262
FNMA	5.50	4-1-2036	568,983	622,231
FNMA	5.50	4-1-2036	3,153,499	3,450,008
FNMA	5.50	9-1-2036	54,223	59,266

13

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA ±	5.50%	12-1-2036	$18,712	$19,832
FNMA	5.50	2-1-2037	305,035	339,449
FNMA	5.50	3-1-2037	104,327	114,030
FNMA	5.50	5-1-2037	176,654	192,982
FNMA	5.50	6-1-2037	332,924	365,476
FNMA	5.50	7-1-2037	44,834	48,978
FNMA	5.50	2-1-2038	124,472	135,976
FNMA	5.50	2-1-2038	94,805	103,568
FNMA	5.50	2-1-2038	974,628	1,066,492
FNMA	5.50	3-1-2038	34,841	38,108
FNMA	5.50	4-1-2038	1,584,233	1,730,659
FNMA	5.50	5-1-2038	1,571,653	1,717,993
FNMA	5.50	5-1-2038	704,084	769,221
FNMA	5.50	6-1-2038	1,765,100	1,928,297
FNMA	5.50	6-1-2038	291,411	318,345
FNMA	5.50	7-1-2038	1,703,804	1,861,282
FNMA	5.50	7-1-2038	18,887	20,638
FNMA	5.50	9-1-2038	400,086	437,361
FNMA	5.50	11-1-2038	816,019	891,770
FNMA	5.50	11-1-2038	922,042	1,007,865
FNMA	5.50	1-1-2039	639,426	698,911
FNMA	5.50	2-1-2039	2,963,124	3,242,227
FNMA	5.50	5-1-2039	603,822	660,147
FNMA	5.50	6-1-2039	1,323,861	1,446,734
FNMA	5.50	12-1-2039	15,873	17,340
FNMA	5.50	6-1-2040	23,309	25,487
FNMA	5.50	9-1-2040	289,695	316,577
FNMA	5.50	2-1-2041	374,857	409,871
FNMA %%	5.50	1-1-2044	2,500,000	2,731,055
FNMA	5.63	7-15-2037	150,000	184,003
FNMA	6.00	1-1-2014	716	788
FNMA	6.00	1-1-2014	2,464	2,469
FNMA	6.00	4-1-2014	1,723	1,778
FNMA	6.00	7-1-2016	10,042	10,479
FNMA	6.00	9-1-2016	5,501	5,770
FNMA	6.00	11-1-2017	5,054	5,108
FNMA	6.00	11-1-2017	250,276	267,835
FNMA	6.00	1-1-2018	127,726	136,258
FNMA	6.00	1-1-2018	67,270	72,045
FNMA	6.00	5-1-2021	199,044	216,618
FNMA	6.00	5-1-2021	192,516	211,959
FNMA	6.00	9-1-2021	95,410	105,498
FNMA	6.00	8-1-2022	77,988	85,717
FNMA	6.00	10-1-2022	158,569	172,741
FNMA	6.00	2-1-2023	31,623	33,665
FNMA	6.00	7-1-2023	279,807	312,331
FNMA	6.00	10-1-2023	107,380	120,156
FNMA	6.00	11-1-2023	70,021	77,205
FNMA	6.00	12-1-2023	118,503	125,310
FNMA	6.00	9-1-2024	10,878	11,924
FNMA	6.00	11-1-2033	45,563	50,876
FNMA	6.00	8-1-2034	171,753	191,681
FNMA	6.00	9-1-2034	133,279	146,814
FNMA	6.00	10-1-2034	180,485	201,560
FNMA	6.00	11-1-2034	196,121	219,074
FNMA	6.00	3-1-2035	93,821	104,719
FNMA	6.00	1-1-2036	599,638	661,660
FNMA	6.00	3-1-2036	44,758	49,362
FNMA	6.00	4-18-2036	500,000	552,450
FNMA	6.00	9-1-2036	172,930	191,122
FNMA	6.00	9-1-2036	129,437	142,427
FNMA	6.00	9-1-2036	7,401	8,169
FNMA	6.00	11-1-2036	1,576,678	1,737,753
FNMA	6.00	1-1-2037	823,644	908,384
FNMA	6.00	2-1-2037	3,686	4,059

14

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	2-1-2037	$2,432,382	$2,688,956
FNMA	6.00	3-1-2037	416,377	458,651
FNMA	6.00	4-1-2037	15,601	17,188
FNMA	6.00	5-1-2037	871,989	960,683
FNMA	6.00	5-1-2037	10,589	11,657
FNMA	6.00	6-1-2037	15,404	16,967
FNMA	6.00	7-1-2037	1,294,083	1,423,964
FNMA	6.00	8-1-2037	240,559	267,669
FNMA	6.00	8-1-2037	66,893	73,606
FNMA	6.00	8-1-2037	7,903	8,697
FNMA	6.00	8-1-2037	1,055,956	1,161,937
FNMA	6.00	9-1-2037	564,319	621,866
FNMA	6.00	9-1-2037	41,025	45,143
FNMA	6.00	9-1-2037	76,557	84,240
FNMA	6.00	9-1-2037	138,027	152,617
FNMA	6.00	9-1-2037	7,589	8,351
FNMA	6.00	9-1-2037	55,047	60,572
FNMA	6.00	9-1-2037	95,733	105,490
FNMA	6.00	9-1-2037	72,178	79,446
FNMA	6.00	9-1-2037	69,177	76,120
FNMA	6.00	10-1-2037	843,555	939,259
FNMA	6.00	10-1-2037	61,681	67,883
FNMA	6.00	10-1-2037	162,283	178,824
FNMA	6.00	10-1-2037	490,012	539,743
FNMA	6.00	10-1-2037	2,880	3,171
FNMA	6.00	10-1-2037	5,872	6,464
FNMA	6.00	10-1-2037	1,881,558	2,070,977
FNMA	6.00	11-1-2037	43,699	48,084
FNMA	6.00	11-1-2037	28,705	31,586
FNMA	6.00	11-1-2037	9,842	10,833
FNMA	6.00	11-1-2037	11,461	12,612
FNMA	6.00	11-1-2037	55,681	61,336
FNMA	6.00	12-1-2037	37,412	41,167
FNMA	6.00	1-1-2038	53,656	59,041
FNMA	6.00	1-1-2038	37,358	41,108
FNMA	6.00	1-1-2038	507,011	557,897
FNMA	6.00	2-1-2038	145,886	160,620
FNMA	6.00	2-1-2038	1,070	1,178
FNMA	6.00	2-1-2038	136,931	150,674
FNMA	6.00	2-1-2038	31,068	34,186
FNMA	6.00	5-1-2038	9,523	10,485
FNMA	6.00	6-1-2038	38,060	41,889
FNMA	6.00	7-1-2038	375,390	413,066
FNMA	6.00	7-1-2038	124,818	137,345
FNMA	6.00	7-1-2038	11,066	12,205
FNMA	6.00	7-1-2038	229,873	253,177
FNMA	6.00	7-1-2038	7,857	8,652
FNMA	6.00	8-1-2038	83,495	91,875
FNMA	6.00	8-1-2038	33,038	36,354
FNMA	6.00	8-1-2038	1,793	1,976
FNMA	6.00	8-1-2038	10,973	12,074
FNMA	6.00	8-1-2038	78,320	86,513
FNMA	6.00	8-1-2038	62,877	69,187
FNMA	6.00	9-1-2038	27,440	30,207
FNMA	6.00	9-1-2038	62,171	68,411
FNMA	6.00	9-1-2038	75,044	82,576
FNMA	6.00	9-1-2038	56,784	62,484
FNMA	6.00	9-1-2038	15,131	16,650
FNMA	6.00	9-1-2038	4,734	5,209
FNMA	6.00	9-1-2038	16,721	18,437
FNMA	6.00	9-1-2038	3,815	4,198
FNMA	6.00	9-1-2038	128,772	141,696
FNMA	6.00	9-1-2038	48,304	53,899
FNMA	6.00	9-1-2038	44,743	49,234
FNMA	6.00	9-1-2038	32,620	35,894

15

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	9-1-2038	$82,101	$90,341
FNMA	6.00	10-1-2038	101,385	111,578
FNMA	6.00	10-1-2038	51,821	57,022
FNMA	6.00	10-1-2038	22,615	24,884
FNMA	6.00	10-1-2038	44,987	49,595
FNMA	6.00	11-1-2038	57,722	63,516
FNMA	6.00	11-1-2038	10,735	11,894
FNMA	6.00	11-1-2038	635,013	698,746
FNMA	6.00	11-1-2038	45,206	49,743
FNMA	6.00	11-1-2038	31,691	34,872
FNMA	6.00	11-1-2038	32,828	36,153
FNMA	6.00	12-1-2038	74,476	81,951
FNMA	6.00	12-1-2038	79,681	87,678
FNMA	6.00	12-1-2038	102,926	113,256
FNMA	6.00	1-1-2039	35,013	38,527
FNMA	6.00	1-1-2039	93,116	102,545
FNMA	6.00	2-1-2039	91,482	100,664
FNMA	6.00	3-1-2039	12,971	14,273
FNMA	6.00	4-1-2039	124,840	137,369
FNMA	6.00	9-1-2039	3,370	3,712
FNMA	6.00	9-1-2039	219,878	241,946
FNMA	6.00	10-1-2039	3,652,063	4,030,377
FNMA	6.00	4-1-2040	4,426,669	4,871,388
FNMA	6.00	6-1-2040	27,094	29,832
FNMA	6.21	8-6-2038	200,000	253,555
FNMA	6.25	5-15-2029	500,000	637,204
FNMA	6.50	8-1-2015	1,451	1,465
FNMA	6.50	6-1-2036	46,229	51,335
FNMA	6.50	7-1-2036	283,876	317,975
FNMA	6.50	9-1-2036	122,003	135,292
FNMA	6.50	9-1-2036	13,338	14,807
FNMA	6.50	9-1-2036	8,719	9,670
FNMA	6.50	12-1-2036	453,521	503,334
FNMA	6.50	3-1-2037	16,904	18,763
FNMA	6.50	4-1-2037	45,036	49,958
FNMA	6.50	5-1-2037	2,014	2,233
FNMA	6.50	5-1-2037	88,983	98,871
FNMA	6.50	6-1-2037	141,869	157,517
FNMA	6.50	6-1-2037	330,828	368,177
FNMA	6.50	8-1-2037	58,417	64,774
FNMA	6.50	9-1-2037	755,767	838,109
FNMA	6.50	9-1-2037	4,502	5,044
FNMA	6.50	9-1-2037	650,001	722,352
FNMA	6.50	10-1-2037	82,857	91,900
FNMA	6.50	10-1-2037	1,566,928	1,738,397
FNMA	6.50	10-1-2037	4,679	5,211
FNMA	6.50	10-1-2037	291,005	322,675
FNMA	6.50	11-1-2037	114,408	127,523
FNMA	6.50	11-1-2037	377,165	418,212
FNMA	6.50	11-1-2037	12,548	13,913
FNMA	6.50	1-1-2038	47,503	52,708
FNMA	6.50	1-1-2038	300,419	333,114
FNMA	6.50	3-1-2038	14,175	15,724
FNMA	6.50	7-1-2038	13,033	14,484
FNMA	6.50	9-1-2038	27,243	30,244
FNMA	6.50	9-1-2038	116,663	129,359
FNMA	6.50	9-1-2038	18,353	20,350
FNMA	6.50	9-1-2038	6,536	7,256
FNMA	6.50	10-1-2038	86,346	95,775
FNMA	6.50	1-1-2039	857,149	950,432
FNMA	6.50	2-1-2039	139,259	161,790
FNMA	6.50	6-1-2039	58,995	65,432
FNMA	6.50	10-1-2039	657,643	729,214
FNMA	6.50	10-1-2039	1,669,281	1,860,396
FNMA	6.50	5-1-2040	500,000	554,415

16

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.63%	11-15-2030	$1,300,000	$1,726,108
FNMA	7.00	8-1-2037	46,920	52,130
FNMA	7.00	10-1-2038	4,369	5,034
FNMA	7.13	1-15-2030	500,000	689,885
FNMA	7.25	5-15-2030	1,300,000	1,818,652
GNMA	3.00	9-15-2042	4,357,859	4,263,185
GNMA	3.00	9-15-2042	351,824	344,180
GNMA	3.00	9-20-2042	9,283,579	9,078,877
GNMA	3.00	11-15-2042	9,440,384	9,235,291
GNMA	3.00	11-20-2042	4,696,740	4,593,177
GNMA	3.00	12-20-2042	1,991,741	1,947,823
GNMA	3.00	1-20-2043	9,558,242	9,347,484
GNMA	3.00	2-20-2043	9,697,215	9,483,392
GNMA	3.00	3-15-2043	1,897,930	1,856,697
GNMA	3.00	3-15-2043	1,901,596	1,860,284
GNMA	3.00	3-20-2043	7,249,072	7,089,231
GNMA	3.00	3-20-2043	2,922,684	2,858,239
GNMA	3.00	4-20-2043	1,941,398	1,898,590
GNMA	3.00	6-15-2043	833,393	815,287
GNMA	3.00	8-20-2043	4,965,073	4,855,594
GNMA	3.00	9-15-2043	347,389	339,842
GNMA	3.50	12-15-2040	600,682	614,350
GNMA	3.50	1-15-2041	555,360	567,232
GNMA	3.50	10-15-2041	3,452,219	3,526,014
GNMA	3.50	2-15-2042	7,630,793	7,793,910
GNMA	3.50	3-20-2042	2,386,677	2,440,891
GNMA	3.50	4-20-2042	1,617,810	1,654,558
GNMA	3.50	5-15-2042	3,953,823	4,038,340
GNMA	3.50	5-15-2042	2,006,427	2,049,317
GNMA	3.50	6-15-2042	11,686,849	11,936,669
GNMA	3.50	6-20-2042	2,556,530	2,614,602
GNMA	3.50	7-15-2042	3,762,002	3,842,419
GNMA	3.50	10-20-2042	4,464,977	4,566,399
GNMA	3.50	3-20-2043	4,853,044	4,963,282
GNMA	3.50	4-15-2043	8,846,302	9,035,402
GNMA	3.50	4-20-2043	20,244,721	20,704,582
GNMA	3.50	10-20-2043	4,988,250	5,103,982
GNMA	4.00	6-15-2039	396,503	417,919
GNMA	4.00	7-15-2039	141,835	149,495
GNMA	4.00	7-15-2039	556,337	586,385
GNMA	4.00	8-15-2040	5,490,316	5,805,296
GNMA	4.00	9-15-2040	7,825,822	8,290,301
GNMA	4.00	10-15-2040	2,265,170	2,396,841
GNMA	4.00	12-15-2040	3,815,424	4,046,283
GNMA	4.00	1-15-2041	1,575,599	1,672,770
GNMA	4.00	1-15-2041	3,849,028	4,084,882
GNMA	4.00	7-15-2041	1,331,054	1,412,248
GNMA	4.00	10-20-2041	2,234,039	2,372,116
GNMA	4.00	11-20-2041	6,141,932	6,505,931
GNMA	4.00	2-20-2042	1,513,033	1,602,710
GNMA	4.00	4-20-2042	6,553,110	6,941,532
GNMA	4.00	3-20-2043	1,802,590	1,909,040
GNMA %%	4.00	12-20-2043	10,000,000	10,541,797
GNMA	4.50	3-15-2037	66,297	71,342
GNMA	4.50	3-15-2038	66,185	71,156
GNMA	4.50	3-15-2039	638,839	687,247
GNMA	4.50	3-15-2039	13,554,146	14,575,933
GNMA	4.50	4-15-2039	801,562	862,135
GNMA	4.50	5-15-2039	1,242,030	1,348,335
GNMA	4.50	6-15-2039	909,900	978,449
GNMA	4.50	6-15-2039	426,703	458,921
GNMA	4.50	7-15-2039	916,108	985,331
GNMA	4.50	7-15-2039	1,740,998	1,872,304
GNMA	4.50	9-15-2039	833,877	896,863
GNMA	4.50	9-15-2039	2,716,785	2,922,585

17

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	10-15-2039	$1,326,281	$1,426,509
GNMA	4.50	12-15-2039	1,242,859	1,349,507
GNMA	4.50	1-15-2040	1,696,723	1,826,871
GNMA	4.50	4-15-2040	191,463	206,116
GNMA	4.50	5-15-2040	3,443,599	3,738,078
GNMA	4.50	5-15-2040	52,984	57,083
GNMA	4.50	5-15-2040	2,539,485	2,768,943
GNMA	4.50	6-15-2040	185,841	200,119
GNMA	4.50	6-15-2040	1,588,438	1,724,704
GNMA	4.50	6-15-2040	918,737	988,977
GNMA	4.50	7-15-2040	4,274,707	4,600,202
GNMA	4.50	9-15-2040	152,461	164,118
GNMA	4.50	9-15-2040	603,229	649,366
GNMA	4.50	9-15-2040	648,111	697,583
GNMA	4.50	10-15-2040	91,677	98,571
GNMA	4.50	10-15-2040	40,620	43,673
GNMA	4.50	11-15-2040	55,392	59,512
GNMA	4.50	11-15-2040	2,980,933	3,205,689
GNMA	4.50	12-15-2040	105,096	112,913
GNMA	4.50	2-15-2041	1,788,104	1,942,334
GNMA	4.50	3-15-2041	154,816	166,531
GNMA	4.50	3-15-2041	101,270	108,863
GNMA	4.50	4-15-2041	236,830	255,323
GNMA	4.50	4-15-2041	2,023,883	2,181,843
GNMA	4.50	4-15-2041	325,081	351,771
GNMA	4.50	5-15-2041	55,821	60,185
GNMA	4.50	6-15-2041	2,603,900	2,807,016
GNMA	4.50	6-15-2041	175,548	188,767
GNMA	4.50	6-15-2041	268,807	289,890
GNMA	4.50	7-15-2041	217,237	234,244
GNMA	4.50	7-15-2041	3,213,330	3,464,322
GNMA	4.50	7-20-2041	1,915,901	2,069,930
GNMA	4.50	10-15-2041	321,215	345,748
GNMA	4.50	10-15-2041	134,081	144,551
GNMA	4.50	10-15-2041	176,632	190,116
GNMA	4.50	11-20-2041	1,772,556	1,913,409
GNMA %%	4.50	12-1-2043	1,500,000	1,611,445
GNMA	5.00	3-15-2035	546,625	599,927
GNMA	5.00	5-15-2038	2,667,453	2,900,874
GNMA	5.00	8-15-2038	13,905	15,123
GNMA	5.00	12-15-2038	800,457	870,137
GNMA	5.00	3-15-2039	1,185,479	1,289,231
GNMA	5.00	3-15-2039	138,048	150,030
GNMA	5.00	3-15-2039	1,921,434	2,089,030
GNMA	5.00	5-15-2039	438,248	476,261
GNMA	5.00	6-15-2039	2,655,182	2,886,316
GNMA	5.00	7-15-2039	60,794	66,185
GNMA	5.00	9-15-2039	6,514,949	7,175,135
GNMA	5.00	11-15-2039	1,628,449	1,794,603
GNMA	5.00	1-15-2040	2,697,829	2,972,134
GNMA	5.00	2-15-2040	1,591,393	1,752,149
GNMA	5.00	3-15-2040	4,931,188	5,382,853
GNMA	5.00	5-15-2040	2,169,492	2,362,814
GNMA	5.00	7-15-2040	5,964	6,490
GNMA	5.00	7-15-2040	1,823,185	1,989,222
GNMA	5.00	12-15-2040	1,498,411	1,632,353
GNMA	5.00	9-15-2041	238,754	261,855
GNMA	5.00	10-15-2041	826,900	901,280
GNMA	5.00	5-20-2042	2,978,448	3,296,841
GNMA %%	5.00	12-1-2043	2,000,000	2,172,969
GNMA	5.50	9-15-2034	289,742	320,804
GNMA	5.50	11-15-2035	404,573	445,265
GNMA	5.50	12-15-2035	406,039	447,826
GNMA	5.50	2-15-2036	179,729	198,254
GNMA	5.50	3-15-2036	304,357	341,308

18

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.50%	5-15-2036	$6,123	$6,738
GNMA	5.50	5-15-2036	68,841	76,853
GNMA	5.50	2-15-2037	138,820	152,119
GNMA	5.50	6-15-2037	6,324	6,922
GNMA	5.50	8-15-2037	101,445	111,192
GNMA	5.50	2-15-2038	366,039	401,296
GNMA	5.50	2-15-2038	674,073	741,261
GNMA	5.50	3-15-2038	117,740	129,055
GNMA	5.50	3-15-2038	20,506	22,490
GNMA	5.50	4-15-2038	221,313	242,597
GNMA	5.50	5-15-2038	323,370	354,459
GNMA	5.50	5-15-2038	638,014	699,499
GNMA	5.50	6-15-2038	37,541	41,134
GNMA	5.50	6-15-2038	75,762	83,095
GNMA	5.50	6-15-2038	307,233	336,719
GNMA	5.50	7-15-2038	551,370	604,015
GNMA	5.50	8-15-2038	53,328	58,391
GNMA	5.50	8-15-2038	2,404,320	2,684,263
GNMA	5.50	8-15-2038	471,853	517,376
GNMA	5.50	9-15-2038	112,498	126,205
GNMA	5.50	9-15-2038	117,019	128,346
GNMA	5.50	9-15-2038	1,711,899	1,877,517
GNMA	5.50	10-15-2038	735,642	806,523
GNMA	5.50	10-15-2038	121,137	132,799
GNMA	5.50	11-15-2038	57,320	62,868
GNMA	5.50	11-15-2038	120,247	131,636
GNMA	5.50	11-15-2038	451,179	493,783
GNMA	5.50	11-15-2038	418,612	458,935
GNMA	5.50	12-15-2038	489,235	536,371
GNMA	5.50	12-15-2038	78,332	85,913
GNMA	5.50	12-15-2038	426,910	467,222
GNMA	5.50	1-15-2039	152,710	167,424
GNMA	5.50	1-15-2039	103,766	113,757
GNMA	5.50	7-15-2039	46,072	50,426
GNMA	5.50	7-15-2039	254,443	279,080
GNMA	5.50	8-15-2039	102,546	112,282
GNMA	5.50	10-15-2039	1,699,072	1,863,589
GNMA	5.50	2-15-2040	97,568	106,796
GNMA	5.50	2-15-2040	50,877	55,771
GNMA	5.50	3-15-2040	91,554	100,320
GNMA	5.50	3-15-2040	278,100	304,554
GNMA	5.50	3-15-2040	101,387	111,159
GNMA	5.50	3-15-2040	786,543	862,352
GNMA	5.50	7-15-2040	46,988	51,483
GNMA	5.50	12-15-2040	129,079	141,519
GNMA	5.50	2-15-2041	146,190	160,137
GNMA	5.50	4-15-2041	594,983	653,242
GNMA	6.00	12-15-2031	22,395	24,848
GNMA	6.00	6-15-2036	296,220	328,184
GNMA	6.00	8-15-2036	12,356	13,720
GNMA	6.00	1-15-2037	967,227	1,073,391
GNMA	6.00	5-15-2037	9,869	10,942
GNMA	6.00	5-15-2037	57,223	63,482
GNMA	6.00	5-15-2037	264,160	293,174
GNMA	6.00	6-15-2037	100,313	111,358
GNMA	6.00	6-15-2037	29,718	33,007
GNMA	6.00	7-15-2037	51,029	56,599
GNMA	6.00	8-15-2037	11,487	12,736
GNMA	6.00	8-15-2037	124,015	137,796
GNMA	6.00	8-15-2037	402,564	446,632
GNMA	6.00	1-15-2038	4,182	4,639
GNMA	6.00	1-15-2038	436,057	483,842
GNMA	6.00	2-15-2038	10,175	11,283
GNMA	6.00	7-15-2038	681,078	756,055
GNMA	6.00	8-15-2038	769,834	853,568

19

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	8-15-2038	$350,061	$388,443
GNMA	6.00	8-15-2038	250,132	277,637
GNMA	6.00	9-15-2038	741,202	821,161
GNMA	6.00	9-15-2038	8,743	9,705
GNMA	6.00	9-15-2038	4,345	4,819
GNMA	6.00	9-15-2038	6,519	7,236
GNMA	6.00	9-15-2038	307,463	341,287
GNMA	6.00	10-15-2038	446,385	495,414
GNMA	6.00	10-15-2038	164,995	183,016
GNMA	6.00	10-15-2038	72,231	80,166
GNMA	6.00	10-15-2038	69,133	76,733
GNMA	6.00	10-15-2038	83,801	93,019
GNMA	6.00	10-15-2038	377,137	418,622
GNMA	6.00	10-15-2038	27,664	30,705
GNMA	6.00	11-15-2038	95,127	105,484
GNMA	6.00	11-15-2038	347,624	385,440
GNMA	6.00	12-15-2038	10,077	11,208
GNMA	6.00	12-15-2038	562,308	624,573
GNMA	6.00	1-15-2039	5,573	6,184
GNMA	6.00	1-15-2039	193,858	215,221
GNMA	6.00	2-15-2039	5,145	5,707
GNMA	6.00	2-15-2039	463,112	519,474
GNMA	6.00	6-15-2039	14,867	16,496
GNMA	6.00	8-15-2039	8,655	9,589
GNMA	6.00	8-15-2039	42,630	47,854
GNMA	6.00	10-15-2039	52,489	58,285
GNMA	6.00	11-15-2039	5,369	5,960
GNMA	6.00	12-15-2039	524,823	582,581
GNMA	6.00	3-15-2040	2,149	2,382
GNMA	6.00	3-15-2040	7,117	7,894
GNMA	6.00	12-15-2040	396,791	439,858
GNMA	6.00	6-15-2041	1,469,688	1,624,726
GNMA	6.00	6-15-2041	193,976	214,497
GNMA	6.00	6-15-2041	985,656	1,089,633
GNMA	6.50	11-15-2023	721	804
GNMA	6.50	12-15-2023	844	941
GNMA	6.50	10-15-2031	164,336	186,934
GNMA	6.50	3-15-2034	211,914	236,403
GNMA	6.50	9-15-2036	143,035	159,420
GNMA	6.50	9-15-2036	66,073	76,263
GNMA	6.50	10-15-2036	108,444	120,965
GNMA	6.50	12-15-2036	25,980	28,967
GNMA	6.50	2-15-2037	28,855	32,178
GNMA	6.50	12-15-2037	72,769	81,158
GNMA	6.50	1-15-2038	290,191	327,257
GNMA	6.50	4-15-2038	49,843	58,378
GNMA	6.50	5-15-2038	63,681	71,028
GNMA	6.50	5-15-2038	13,368	15,104
GNMA	6.50	7-15-2038	7,241	8,077
GNMA	6.50	8-15-2038	25,483	28,428
GNMA	6.50	8-15-2038	139,708	155,712
GNMA	6.50	8-15-2038	69,195	77,121
GNMA	6.50	9-15-2038	139,869	155,891
GNMA	6.50	9-15-2038	285,915	320,065
GNMA	6.50	10-15-2038	102,359	114,085
GNMA	6.50	10-15-2038	169,088	193,167
GNMA	6.50	10-15-2038	1,675,267	1,914,648
GNMA	6.50	11-15-2038	68,088	79,836
GNMA	6.50	11-15-2038	3,734	4,165
GNMA	6.50	12-15-2038	258,571	288,422
GNMA	6.50	2-15-2039	2,635	2,940
GNMA	6.50	5-15-2040	250,314	285,401
GNMA	6.50	7-15-2040	204,650	233,152
GNMA	6.50	7-15-2040	898,291	1,035,583
GNMA	7.00	3-15-2037	17,651	19,436

20

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
TVA	3.50%	12-15-2042	$150,000	$120,360
TVA	3.88	2-15-2021	1,320,000	1,419,979
TVA	4.50	4-1-2018	200,000	225,818
TVA	4.65	6-15-2035	200,000	202,360
TVA	4.88	1-15-2048	200,000	195,493
TVA	5.25	9-15-2039	400,000	433,072
TVA	5.50	7-18-2017	650,000	751,841
TVA	5.88	4-1-2036	300,000	353,528
TVA	6.15	1-15-2038	400,000	488,194
Total Agency Securities (Cost $1,547,614,215)				1,555,444,083

Corporate Bonds and Notes : 21.10%
Consumer Discretionary : 1.88%
Auto Components : 0.02%
BorgWarner Incorporated	4.63	9-15-2020	100,000	105,459
Johnson Controls Incorporated	3.75	12-1-2021	500,000	502,813
Johnson Controls Incorporated	4.25	3-1-2021	120,000	124,259
Johnson Controls Incorporated	5.00	3-30-2020	100,000	109,348
Johnson Controls Incorporated	5.50	1-15-2016	250,000	273,540
Johnson Controls Incorporated	5.70	3-1-2041	240,000	253,174
				1,368,593

Automobiles : 0.04%
Ford Motor Company	4.75	1-15-2043	1,000,000	893,582
Ford Motor Company	6.63	10-1-2028	200,000	227,038
Ford Motor Company	7.45	7-16-2031	1,000,000	1,219,976
				2,340,596

Diversified Consumer Services : 0.04%
Cornell University	5.45	2-1-2019	100,000	116,707
Dartmouth College	4.75	6-1-2019	75,000	85,290
President & Fellows of Harvard College	4.88	10-15-2040	300,000	318,724
Princeton University	5.70	3-1-2039	500,000	579,897
Stanford University	4.75	5-1-2019	500,000	567,610
University of Pennsylvania	4.67	9-1-2112	500,000	431,838
Vanderbilt University	5.25	4-1-2019	250,000	288,203
				2,388,269

Hotels, Restaurants & Leisure : 0.16%
Brinker International Incorporated	3.88	5-15-2023	150,000	138,092
Carnival Corporation	1.88	12-15-2017	200,000	197,412
Carnival Corporation	3.95	10-15-2020	267,000	268,441
Darden Restaurants Incorporated	3.35	11-1-2022	500,000	432,548
Darden Restaurants Incorporated	6.20	10-15-2017	105,000	117,362
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	20,008
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	148,480
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	106,177
International Game Technology	5.50	6-15-2020	250,000	265,804
Marriott International Incorporated	3.00	3-1-2019	200,000	203,325
Marriott International Incorporated	3.38	10-15-2020	167,000	166,443
Marriott International Incorporated	5.81	11-10-2015	425,000	463,420
McDonald’s Corporation	2.63	1-15-2022	1,000,000	959,433
McDonald’s Corporation	3.50	7-15-2020	200,000	208,318
McDonald’s Corporation	3.63	5-20-2021	100,000	104,175
McDonald’s Corporation	3.70	2-15-2042	500,000	426,774
McDonald’s Corporation	5.35	3-1-2018	400,000	460,516
McDonald’s Corporation	5.80	10-15-2017	100,000	116,400
McDonald’s Corporation	6.30	10-15-2037	300,000	366,644

21

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corporation	6.30%	3-1-2038	$600,000	$734,414
Starbucks Corporation	6.25	8-15-2017	500,000	582,302
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	206,376
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,026,073
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	491,567
Yum! Brands Incorporated	3.88	11-1-2023	250,000	243,932
Yum! Brands Incorporated	5.30	9-15-2019	250,000	278,299
Yum! Brands Incorporated	5.35	11-1-2043	100,000	96,729
Yum! Brands Incorporated	6.25	3-15-2018	130,000	152,307
Yum! Brands Incorporated	6.88	11-15-2037	32,000	36,760
				9,018,531

Household Durables : 0.03%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	96,365
MDC Holdings Incorporated	5.38	7-1-2015	65,000	68,253
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	95,187
Mohawk Industries Incorporated	6.38	1-15-2016	500,000	548,898
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	98,957
Newell Rubbermaid Incorporated	4.70	8-15-2020	200,000	211,195
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	189,011
Tupperware Brands Corporation	4.75	6-1-2021	250,000	254,823
Whirlpool Corporation	4.70	6-1-2022	200,000	211,230
Whirlpool Corporation	4.85	6-15-2021	100,000	106,844
				1,880,763

Internet & Catalog Retail : 0.05%
Amazon.com Incorporated	0.65	11-27-2015	500,000	500,172
Amazon.com Incorporated	1.20	11-29-2017	350,000	344,317
Amazon.com Incorporated	2.50	11-29-2022	500,000	456,778
Expedia Incorporated	5.95	8-15-2020	600,000	648,113
QVC Incorporated	4.38	3-15-2023	300,000	285,202
QVC Incorporated	5.13	7-2-2022	200,000	199,014
QVC Incorporated	5.95	3-15-2043	125,000	110,623
				2,544,219

Leisure Equipment & Products : 0.02%
Hasbro Incorporated	6.35	3-15-2040	155,000	165,414
Mattel Incorporated	1.70	3-15-2018	125,000	123,558
Mattel Incorporated	2.50	11-1-2016	280,000	289,171
Mattel Incorporated	3.15	3-15-2023	100,000	93,858
Mattel Incorporated	4.35	10-1-2020	100,000	105,326
Mattel Incorporated	6.20	10-1-2040	100,000	110,414
				887,741

Media : 1.10%
CBS Corporation	1.95	7-1-2017	200,000	202,127
CBS Corporation	4.63	5-15-2018	180,000	197,256
CBS Corporation	4.85	7-1-2042	200,000	180,688
CBS Corporation	7.88	7-30-2030	600,000	737,937
CBS Corporation	8.88	5-15-2019	500,000	640,445
Comcast Corporation	3.13	7-15-2022	500,000	482,665
Comcast Corporation	4.65	7-15-2042	548,000	503,682
Comcast Corporation	4.95	6-15-2016	350,000	384,668
Comcast Corporation	5.15	3-1-2020	500,000	563,899
Comcast Corporation	5.70	5-15-2018	500,000	581,296
Comcast Corporation	5.70	7-1-2019	1,000,000	1,168,814
Comcast Corporation	5.85	11-15-2015	500,000	549,994
Comcast Corporation	5.88	2-15-2018	75,000	87,259
Comcast Corporation	5.90	3-15-2016	975,000	1,084,607
Comcast Corporation	6.30	11-15-2017	500,000	587,813

22

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Comcast Corporation	6.40%	3-1-2040	$500,000	$576,198
Comcast Corporation	6.45	3-15-2037	900,000	1,040,639
Comcast Corporation	6.50	11-15-2035	550,000	633,773
Comcast Corporation	6.55	7-1-2039	650,000	766,544
Comcast Corporation	6.95	8-15-2037	400,000	487,464
Cox Communications Incorporated	5.45	12-15-2014	58,000	60,872
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,022,480
DIRECTV Holdings LLC	3.55	3-15-2015	285,000	294,879
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	478,127
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	358,243
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	730,332
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	440,849
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	356,607
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,142,092
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	388,786
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	147,489
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	507,039
Discovery Communications LLC	3.30	5-15-2022	250,000	239,702
Discovery Communications LLC	3.70	6-1-2015	250,000	260,910
Discovery Communications LLC	4.38	6-15-2021	300,000	313,274
Discovery Communications LLC	4.95	5-15-2042	250,000	233,197
Discovery Communications LLC	5.05	6-1-2020	750,000	830,921
Discovery Communications LLC	5.63	8-15-2019	250,000	287,762
Discovery Communications LLC	6.35	6-1-2040	250,000	278,868
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	967,290
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	273,749
NBCUniversal Media LLC	2.88	4-1-2016	500,000	523,168
NBCUniversal Media LLC	2.88	1-15-2023	500,000	467,351
NBCUniversal Media LLC	3.65	4-30-2015	300,000	313,078
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,609,527
NBCUniversal Media LLC	4.45	1-15-2043	500,000	447,779
NBCUniversal Media LLC	5.95	4-1-2041	500,000	543,870
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,148,191
News America Incorporated	3.00	9-15-2022	375,000	354,750
News America Incorporated	4.50	2-15-2021	500,000	538,261
News America Incorporated	5.30	12-15-2014	180,000	188,731
News America Incorporated	6.15	2-15-2041	735,000	812,411
News America Incorporated	6.40	12-15-2035	750,000	841,178
News America Incorporated	6.65	11-15-2037	600,000	694,246
News America Incorporated	6.90	3-1-2019	1,300,000	1,579,859
News America Incorporated	6.90	8-15-2039	500,000	589,035
News America Incorporated	8.15	10-17-2036	250,000	319,504
Omnicom Group Incorporated	3.63	5-1-2022	250,000	243,245
Omnicom Group Incorporated	4.45	8-15-2020	90,000	94,478
Omnicom Group Incorporated	5.90	4-15-2016	500,000	555,873
Omnicom Group Incorporated	6.25	7-15-2019	650,000	758,655
TCI Communications Incorporated	7.13	2-15-2028	350,000	438,159
TCI Communications Incorporated	8.75	8-1-2015	500,000	565,947
Thompson Reuters Corporation	4.30	11-23-2023	300,000	300,567
Thompson Reuters Corporation	5.65	11-23-2043	200,000	200,407
Thompson Reuters Corporation	5.85	4-15-2040	134,000	135,693
Thompson Reuters Corporation	6.50	7-15-2018	500,000	588,721
Time Warner Cable Incorporated	3.50	2-1-2015	250,000	257,082
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	697,895
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	304,853
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	472,456
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	443,654
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	268,800
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	550,985
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	542,141
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	243,173
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	551,076
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	325,208
Time Warner Cable Incorporated	6.55	5-1-2037	500,000	459,973
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	921,326

23

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Time Warner Cable Incorporated	6.75%	7-1-2018	$750,000	$845,024
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	464,783
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	789,539
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,027,332
Time Warner Cable Incorporated	8.25	4-1-2019	650,000	762,795
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	288,926
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	837,829
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	336,527
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	326,192
Time Warner Incorporated	3.15	7-15-2015	400,000	415,615
Time Warner Incorporated	3.40	6-15-2022	100,000	97,562
Time Warner Incorporated	4.75	3-29-2021	500,000	537,809
Time Warner Incorporated	4.90	6-15-2042	51,000	47,833
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,700,699
Time Warner Incorporated	5.88	11-15-2040	250,000	212,497
Time Warner Incorporated	6.10	7-15-2040	400,000	429,464
Time Warner Incorporated	6.25	3-29-2041	500,000	548,456
Time Warner Incorporated	6.50	11-15-2036	252,000	280,539
Time Warner Incorporated	7.57	2-1-2024	250,000	309,780
Time Warner Incorporated	7.70	5-1-2032	700,000	884,799
Viacom Incorporated	1.25	2-27-2015	100,000	100,522
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,035,619
Viacom Incorporated	3.25	3-15-2023	200,000	186,592
Viacom Incorporated	3.50	4-1-2017	100,000	105,819
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,009,603
Viacom Incorporated	4.38	3-15-2043	552,000	458,921
Viacom Incorporated	4.50	3-1-2021	500,000	525,302
Viacom Incorporated	4.88	6-15-2043	175,000	159,219
Viacom Incorporated	5.50	5-15-2033	200,000	199,386
Viacom Incorporated	5.63	9-15-2019	150,000	171,240
Viacom Incorporated	5.85	9-1-2043	125,000	130,088
Viacom Incorporated	6.13	10-5-2017	250,000	287,268
Viacom Incorporated	6.88	4-30-2036	340,000	389,429
Walt Disney Company	0.45	12-1-2015	1,000,000	999,158
Walt Disney Company	0.88	12-1-2014	350,000	351,913
Walt Disney Company	1.35	8-16-2016	500,000	508,845
Walt Disney Company	2.35	12-1-2022	500,000	457,196
Walt Disney Company	2.55	2-15-2022	250,000	235,997
Walt Disney Company	2.75	8-16-2021	500,000	488,206
Walt Disney Company	4.13	12-1-2041	250,000	228,996
Walt Disney Company	4.38	8-16-2041	250,000	236,891
Walt Disney Company	5.50	3-15-2019	500,000	577,975
Walt Disney Company	5.63	9-15-2016	250,000	283,194
Walt Disney Company	7.00	3-1-2032	75,000	97,430
				62,331,351

Multiline Retail : 0.15%
Dollar General Corporation	3.25	4-15-2023	350,000	320,221
Kohl’s Corporation	3.25	2-1-2023	150,000	137,572
Kohl’s Corporation	4.75	12-15-2023	300,000	307,176
Kohl’s Corporation	6.00	1-15-2033	65,000	65,395
Kohl’s Corporation	6.25	12-15-2017	500,000	578,900
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	197,100
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	302,987
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	401,909
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	559,119
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	562,606
Nordstrom Incorporated	4.00	10-15-2021	250,000	261,075
Nordstrom Incorporated	4.75	5-1-2020	135,000	149,122
Nordstrom Incorporated	6.25	1-15-2018	500,000	585,184
Target Corporation	2.90	1-15-2022	250,000	242,992
Target Corporation	4.00	7-1-2042	525,000	458,154
Target Corporation	5.38	5-1-2017	350,000	398,120
Target Corporation	5.88	7-15-2016	300,000	340,496

24

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multiline Retail (continued)
Target Corporation	6.00%	1-15-2018	$500,000	$586,322
Target Corporation	6.35	11-1-2032	300,000	357,113
Target Corporation	6.50	10-15-2037	400,000	485,225
Target Corporation	7.00	1-15-2038	768,000	982,320
				8,279,108

Specialty Retail : 0.26%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	101,015
Advance Auto Parts Incorporated %%	4.50	12-1-2023	250,000	249,676
AutoZone Incorporated	2.88	1-15-2023	250,000	227,858
AutoZone Incorporated	3.13	7-15-2023	150,000	138,509
AutoZone Incorporated	4.00	11-15-2020	200,000	206,412
AutoZone Incorporated	5.50	11-15-2015	275,000	298,956
AutoZone Incorporated	5.75	1-15-2015	150,000	158,264
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	103,543
Gap Incorporated	5.95	4-12-2021	700,000	775,558
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,019,111
Home Depot Incorporated	2.70	4-1-2023	375,000	349,127
Home Depot Incorporated	3.75	2-15-2024	1,000,000	1,006,101
Home Depot Incorporated	3.95	9-15-2020	400,000	428,310
Home Depot Incorporated	4.20	4-1-2043	400,000	364,430
Home Depot Incorporated	4.40	4-1-2021	500,000	547,557
Home Depot Incorporated	4.88	2-15-2044	500,000	507,821
Home Depot Incorporated	5.40	3-1-2016	1,180,000	1,303,193
Home Depot Incorporated	5.40	9-15-2040	200,000	215,886
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,715,109
Home Depot Incorporated	5.95	4-1-2041	500,000	577,258
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	195,003
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	156,408
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	253,959
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	440,400
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	479,766
Lowe’s Companies Incorporated	5.00	10-15-2015	600,000	648,592
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	561,990
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	277,208
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	122,534
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	88,547
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	426,117
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	146,216
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	47,574
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	156,475
Staples Incorporated «	4.38	1-12-2023	200,000	192,263
TJX Companies Incorporated	4.20	8-15-2015	250,000	264,855
TJX Companies Incorporated	6.95	4-15-2019	85,000	102,818
				14,854,419

Textiles, Apparel & Luxury Goods : 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	90,985
Nike Incorporated	3.63	5-1-2043	100,000	85,433
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,365
VF Corporation	3.50	9-1-2021	250,000	250,550
VF Corporation	5.95	11-1-2017	100,000	114,403
VF Corporation	6.45	11-1-2037	150,000	175,124
				766,860

Consumer Staples : 1.89%
Beverages : 0.53%
Anheuser-Busch Companies Incorporated	3.75	7-15-2042	360,000	309,231
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	230,136
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	56,560

25

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Anheuser-Busch Companies Incorporated	5.75%	4-1-2036	$250,000	$279,883
Anheuser-Busch InBev Worldwide Incorporated	0.80	7-15-2015	700,000	703,455
Anheuser-Busch InBev Worldwide Incorporated	0.80	1-15-2016	250,000	250,536
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	500,000	501,454
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,250,000	1,155,388
Anheuser-Busch InBev Worldwide Incorporated	2.63	1-17-2023	500,000	463,623
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	47,082
Anheuser-Busch InBev Worldwide Incorporated	3.63	4-15-2015	300,000	312,841
Anheuser-Busch InBev Worldwide Incorporated	4.00	1-17-2043	300,000	268,799
Anheuser-Busch InBev Worldwide Incorporated	4.13	1-15-2015	625,000	650,328
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	32,356
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,127,623
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,035,023
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	920,141
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,892,042
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	730,611
Beam Incorporated	1.75	6-15-2018	250,000	246,639
Beam Incorporated	1.88	5-15-2017	250,000	251,106
Brown-Forman Corporation	2.25	1-15-2023	250,000	225,310
Brown-Forman Corporation	2.50	1-15-2016	100,000	103,668
Brown-Forman Corporation	3.75	1-15-2043	100,000	85,495
Coca-Cola Company	0.75	3-13-2015	350,000	351,545
Coca-Cola Company	1.15	4-1-2018	500,000	491,409
Coca-Cola Company	1.50	11-15-2015	500,000	509,946
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,106,245
Coca-Cola Company	1.80	9-1-2016	910,000	936,942
Coca-Cola Company	2.45	11-1-2020	1,000,000	986,247
Coca-Cola Company	2.50	4-1-2023	350,000	325,098
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,042,730
Coca-Cola Company	3.20	11-1-2023	400,000	391,123
Coca-Cola Company	3.30	9-1-2021	70,000	71,263
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	102,185
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	506,734
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	105,501
Diageo Investment Corporation	2.88	5-11-2022	600,000	573,808
Diageo Investment Corporation	4.25	5-11-2042	250,000	230,396
Diageo Investment Corporation	7.45	4-15-2035	150,000	197,999
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	520,809
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	244,047
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	129,645
Fortune Brands Incorporated	5.38	1-15-2016	36,000	39,129
Molson Coors Brewing Company	5.00	5-1-2042	500,000	485,532
PepsiCo Incorporated	0.70	8-13-2015	350,000	350,867
PepsiCo Incorporated	0.70	2-26-2016	150,000	149,843
PepsiCo Incorporated	0.75	3-5-2015	300,000	301,226
PepsiCo Incorporated	1.25	8-13-2017	400,000	397,957
PepsiCo Incorporated	2.25	1-7-2019	350,000	352,945
PepsiCo Incorporated	2.50	5-10-2016	400,000	416,180
PepsiCo Incorporated	2.75	3-5-2022	370,000	351,108
PepsiCo Incorporated	2.75	3-1-2023	475,000	440,773
PepsiCo Incorporated	3.00	8-25-2021	250,000	245,983
PepsiCo Incorporated	3.10	1-15-2015	700,000	720,406
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,011,079
PepsiCo Incorporated	3.60	8-13-2042	250,000	205,348
PepsiCo Incorporated	4.00	3-5-2042	250,000	218,680
PepsiCo Incorporated	4.50	1-15-2020	200,000	220,796
PepsiCo Incorporated	4.88	11-1-2040	325,000	324,954
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,134,601
PepsiCo Incorporated	5.50	1-15-2040	300,000	325,611
PepsiCo Incorporated	7.90	11-1-2018	500,000	636,382
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	759,844
				29,792,246

26

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing : 0.48%
Costco Wholesale Corporation	1.13%	12-15-2017	$1,000,000	$992,670
Costco Wholesale Corporation	1.70	12-15-2019	500,000	486,719
Costco Wholesale Corporation	5.50	3-15-2017	400,000	454,712
CVS Caremark Corporation	2.75	12-1-2022	500,000	461,544
CVS Caremark Corporation	3.25	5-18-2015	250,000	259,429
CVS Caremark Corporation	4.75	5-18-2020	250,000	275,557
CVS Caremark Corporation	5.75	6-1-2017	400,000	457,439
CVS Caremark Corporation	5.75	5-15-2041	300,000	325,556
CVS Caremark Corporation	6.13	8-15-2016	250,000	283,309
CVS Caremark Corporation	6.13	9-15-2039	700,000	795,026
CVS Caremark Corporation	6.25	6-1-2027	515,000	606,762
Delhaize America Incorporated	9.00	4-15-2031	500,000	610,123
Safeway Incorporated «	4.75	12-1-2021	500,000	508,100
Safeway Incorporated	5.00	8-15-2019	750,000	803,121
Safeway Incorporated	7.25	2-1-2031	75,000	77,563
Sysco Corporation	0.55	6-12-2015	100,000	100,193
Sysco Corporation	5.25	2-12-2018	300,000	341,023
Sysco Corporation	6.63	3-17-2039	200,000	249,157
The Kroger Company	2.20	1-15-2017	200,000	203,983
The Kroger Company	3.40	4-15-2022	250,000	242,077
The Kroger Company	3.85	8-1-2023	250,000	245,705
The Kroger Company	3.90	10-1-2015	150,000	157,839
The Kroger Company	4.95	1-15-2015	100,000	104,624
The Kroger Company	5.00	4-15-2042	250,000	236,394
The Kroger Company	5.15	8-1-2043	150,000	144,997
The Kroger Company	6.15	1-15-2020	800,000	925,446
The Kroger Company	6.90	4-15-2038	300,000	349,016
The Kroger Company	7.50	4-1-2031	75,000	91,557
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	490,625
Wal-Mart Stores Incorporated	1.50	10-25-2015	750,000	765,924
Wal-Mart Stores Incorporated	2.25	7-8-2015	1,250,000	1,286,259
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	693,779
Wal-Mart Stores Incorporated	2.88	4-1-2015	150,000	155,159
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	773,559
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,164,733
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	354,730
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	543,199
Wal-Mart Stores Incorporated	4.75	10-2-2043	500,000	501,099
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	861,319
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	517,633
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,022,547
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,128,897
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	818,797
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	120,423
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,193,986
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,244,626
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	669,462
Walgreen Company	1.80	9-15-2017	400,000	402,007
Walgreen Company	3.10	9-15-2022	1,000,000	940,515
Walgreen Company	4.40	9-15-2042	500,000	444,986
Walgreen Company	5.25	1-15-2019	250,000	283,546
				27,167,451

Food Products : 0.43%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	729,025
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	571,886
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	237,351
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	371,320
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	114,781
Campbell Soup Company	2.50	8-2-2022	121,000	108,512
Campbell Soup Company	4.50	2-15-2019	285,000	313,452
ConAgra Foods Incorporated	1.35	9-10-2015	350,000	352,922
ConAgra Foods Incorporated	1.90	1-25-2018	125,000	124,296
ConAgra Foods Incorporated	2.10	3-15-2018	100,000	100,357

27

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
ConAgra Foods Incorporated	3.20%	1-25-2023	$500,000	$467,188
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	473,999
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	318,055
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	230,266
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	604,108
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	153,132
General Mills Incorporated	0.88	1-29-2016	80,000	80,064
General Mills Incorporated	5.20	3-17-2015	500,000	529,401
General Mills Incorporated	5.40	6-15-2040	345,000	370,685
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,164,127
General Mills Incorporated	5.70	2-15-2017	100,000	113,221
Hershey Company	2.63	5-1-2023	100,000	93,447
Hershey Company	4.13	12-1-2020	500,000	538,631
Hormel Foods Corporation	4.13	4-15-2021	100,000	104,709
Ingredion Incorporated	1.80	9-25-2017	150,000	147,806
Ingredion Incorporated	4.63	11-1-2020	300,000	314,815
J.M. Smucker Company	3.50	10-15-2021	300,000	302,123
Kellogg Company	1.13	5-15-2015	350,000	352,833
Kellogg Company	1.88	11-17-2016	500,000	510,970
Kellogg Company	3.25	5-21-2018	65,000	68,646
Kellogg Company	4.00	12-15-2020	350,000	368,034
Kellogg Company	4.15	11-15-2019	300,000	328,718
Kellogg Company	4.45	5-30-2016	300,000	325,785
Kellogg Company Series B	7.45	4-1-2031	350,000	444,514
Kraft Foods Group Incorporated	1.63	6-4-2015	400,000	405,797
Kraft Foods Group Incorporated	3.50	6-6-2022	850,000	830,627
Kraft Foods Group Incorporated	4.13	2-9-2016	1,500,000	1,597,229
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	732,664
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,412,870
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	592,619
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	589,900
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	295,028
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	439,956
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	586,304
Kraft Foods Group Incorporated	6.50	2-9-2040	700,000	819,715
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	717,156
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	120,534
Kraft Foods Group Incorporated	7.00	8-11-2037	360,000	435,574
McCormick & Company	3.50	9-1-2023	179,000	178,314
McCormick & Company	3.90	7-15-2021	75,000	78,239
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	276,360
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	108,460
Sara Lee Corporation	4.10	9-15-2020	266,000	274,796
Tyson Foods Incorporated	4.50	6-15-2022	500,000	508,793
Unilever Capital Corporation	0.45	7-30-2015	200,000	200,090
Unilever Capital Corporation	0.85	8-2-2017	500,000	490,463
Unilever Capital Corporation	2.75	2-10-2016	300,000	313,317
Unilever Capital Corporation	4.25	2-10-2021	300,000	326,767
Unilever Capital Corporation	4.80	2-15-2019	350,000	397,354
Unilever Capital Corporation	5.90	11-15-2032	300,000	369,049
				24,527,154

Household Products : 0.16%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	100,046
Clorox Company	3.05	9-15-2022	161,000	153,020
Clorox Company	5.00	1-15-2015	300,000	313,934
Clorox Company	5.95	10-15-2017	90,000	103,253
Colgate-Palmolive Company	1.95	2-1-2023	500,000	445,311
Colgate-Palmolive Company	2.30	5-3-2022	500,000	468,219
Colgate-Palmolive Company	2.95	11-1-2020	200,000	202,167
Colgate-Palmolive Company	5.20	11-7-2016	100,000	111,776
Colgate-Palmolive Company Series F	3.15	8-5-2015	340,000	355,409
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	138,538
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	785,176

28

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Household Products (continued)
Kimberly-Clark Corporation	5.30%	3-1-2041	$245,000	$270,017
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	232,863
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	253,074
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	125,737
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,019,259
Procter & Gamble Company	1.80	11-15-2015	400,000	410,280
Procter & Gamble Company	3.10	8-15-2023	375,000	368,921
Procter & Gamble Company	3.50	2-15-2015	1,000,000	1,036,830
Procter & Gamble Company	4.70	2-15-2019	500,000	569,697
Procter & Gamble Company	4.85	12-15-2015	500,000	543,433
Procter & Gamble Company	5.50	2-1-2034	350,000	397,763
Procter & Gamble Company	5.55	3-5-2037	500,000	575,519
Procter & Gamble Company	5.80	8-15-2034	100,000	117,445
				9,097,687

Personal Products : 0.02%
Avon Products Incorporated	4.20	7-15-2018	350,000	359,858
Avon Products Incorporated	4.60	3-15-2020	118,000	119,669
Avon Products Incorporated	5.00	3-15-2023	250,000	245,862
Estee Lauder Companies Incorporated	6.00	5-15-2037	200,000	222,526
				947,915

Tobacco : 0.27%
Altria Group Incorporated	2.85	8-9-2022	750,000	690,559
Altria Group Incorporated	4.00	1-31-2024	89,000	87,623
Altria Group Incorporated	4.13	9-11-2015	500,000	528,578
Altria Group Incorporated	4.25	8-9-2042	500,000	420,701
Altria Group Incorporated	4.50	5-2-2043	250,000	216,829
Altria Group Incorporated	4.75	5-5-2021	500,000	537,259
Altria Group Incorporated	5.38	1-31-2044	1,250,000	1,242,093
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,333,422
Altria Group Incorporated	9.70	11-10-2018	355,000	472,882
Altria Group Incorporated	9.95	11-10-2038	226,000	346,118
Altria Group Incorporated	10.20	2-6-2039	161,000	250,698
Lorillard Tobacco Company	2.30	8-21-2017	100,000	100,952
Lorillard Tobacco Company	3.50	8-4-2016	45,000	47,528
Lorillard Tobacco Company	3.75	5-20-2023	500,000	460,577
Lorillard Tobacco Company	6.88	5-1-2020	250,000	291,090
Lorillard Tobacco Company	8.13	6-23-2019	155,000	191,397
Lorillard Tobacco Company	8.13	5-1-2040	250,000	302,183
Philip Morris International Incorporated	1.63	3-20-2017	500,000	505,346
Philip Morris International Incorporated	1.88	1-15-2019	250,000	248,333
Philip Morris International Incorporated	2.50	5-16-2016	500,000	520,859
Philip Morris International Incorporated	2.50	8-22-2022	250,000	229,110
Philip Morris International Incorporated	2.63	3-6-2023	175,000	160,153
Philip Morris International Incorporated	3.88	8-21-2042	250,000	210,523
Philip Morris International Incorporated	4.13	3-4-2043	300,000	265,934
Philip Morris International Incorporated	4.38	11-15-2041	500,000	457,730
Philip Morris International Incorporated	4.50	3-26-2020	750,000	816,635
Philip Morris International Incorporated	4.50	3-20-2042	500,000	472,768
Philip Morris International Incorporated	5.65	5-16-2018	1,000,000	1,165,216
Philip Morris International Incorporated	6.38	5-16-2038	600,000	713,207
Reynolds American Incorporated	4.75	11-1-2042	250,000	220,193
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,560,803
Reynolds American Incorporated	6.15	9-15-2043	125,000	135,169
Reynolds American Incorporated	7.25	6-15-2037	200,000	234,515
UST Incorporated	5.75	3-1-2018	100,000	113,766
				15,550,749

29

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.67%
Energy Equipment & Services : 0.16%
Baker Hughes Incorporated	5.13%	9-15-2040	$500,000	$527,766
Baker Hughes Incorporated	6.88	1-15-2029	250,000	314,091
Baker Hughes Incorporated	7.50	11-15-2018	375,000	469,830
Cameron International Corporation	4.50	6-1-2021	200,000	211,777
Cameron International Corporation	5.95	6-1-2041	100,000	110,974
Cameron International Corporation	7.00	7-15-2038	100,000	123,126
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	300,000	293,944
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	330,936
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	428,109
FMC Technologies Incorporated	3.45	10-1-2022	100,000	94,115
Halliburton Company	2.00	8-1-2018	500,000	502,348
Halliburton Company	3.25	11-15-2021	200,000	200,049
Halliburton Company	3.50	8-1-2023	500,000	490,081
Halliburton Company	4.50	11-15-2041	250,000	236,839
Halliburton Company	4.75	8-1-2043	250,000	247,019
Halliburton Company	6.15	9-15-2019	350,000	422,906
Halliburton Company	7.45	9-15-2039	650,000	865,877
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	930,619
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	353,596
Petrohawk Energy Corporation	6.25	6-1-2019	1,250,000	1,365,750
Rowan Companies Incorporated	7.88	8-1-2019	300,000	366,958
				8,886,710

Oil, Gas & Consumable Fuels : 1.51%
Amerada Hess Corporation	7.13	3-15-2033	500,000	597,397
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	675,628
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	339,621
Anadarko Petroleum Corporation	6.38	9-15-2017	500,000	583,379
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	985,073
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	587,387
Apache Corporation	3.25	4-15-2022	500,000	496,499
Apache Corporation	3.63	2-1-2021	500,000	516,842
Apache Corporation	4.25	1-15-2044	250,000	225,793
Apache Corporation	4.75	4-15-2043	1,000,000	981,967
Apache Corporation	5.10	9-1-2040	575,000	578,670
Apache Corporation	5.25	2-1-2042	100,000	102,590
Apache Corporation	5.63	1-15-2017	380,000	429,961
Apache Corporation	6.00	1-15-2037	500,000	563,172
BJ Services Company	6.00	6-1-2018	150,000	175,355
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	91,513
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	168,833
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	111,500
Buckeye Partners LP	4.15	7-1-2023	250,000	242,368
Buckeye Partners LP	4.88	2-1-2021	560,000	576,279
Buckeye Partners LP	5.50	8-15-2019	150,000	166,656
Buckeye Partners LP	5.85	11-15-2043	200,000	195,961
Buckeye Partners LP	6.05	1-15-2018	100,000	113,616
Chevron Corporation	1.10	12-5-2017	1,000,000	991,130
Chevron Corporation	1.72	6-24-2018	2,000,000	2,003,068
Chevron Corporation	2.36	12-5-2022	750,000	688,757
Chevron Corporation	4.95	3-3-2019	500,000	571,979
ConocoPhillips Company	1.05	12-15-2017	250,000	247,629
ConocoPhillips Company	2.40	12-15-2022	500,000	461,165
ConocoPhillips Company	4.60	1-15-2015	500,000	523,128
ConocoPhillips Company	5.20	5-15-2018	250,000	285,453
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,471,086
ConocoPhillips Company	5.90	10-15-2032	250,000	287,048
ConocoPhillips Company	5.90	5-15-2038	100,000	116,914
ConocoPhillips Company	6.00	1-15-2020	750,000	883,223
ConocoPhillips Company	6.50	2-1-2039	1,200,000	1,507,195
ConocoPhillips Company	6.95	4-15-2029	800,000	1,026,470
DCP Midstream Operating Company	3.88	3-15-2023	400,000	372,634

30

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Devon Energy Corporation	2.40%	7-15-2016	$200,000	$206,737
Devon Energy Corporation	3.25	5-15-2022	500,000	480,761
Devon Energy Corporation	4.00	7-15-2021	200,000	205,314
Devon Energy Corporation	4.75	5-15-2042	500,000	460,802
Devon Energy Corporation	5.60	7-15-2041	200,000	207,812
Devon Energy Corporation	6.30	1-15-2019	600,000	702,748
Devon Energy Corporation	7.95	4-15-2032	500,000	651,087
El Paso Natural Gas Company	5.95	4-15-2017	150,000	168,437
El Paso Natural Gas Company	8.38	6-15-2032	650,000	845,969
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	87,623
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	410,638
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	194,905
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	72,987
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	233,844
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	318,928
Enbridge Energy Partners LP	9.88	3-1-2019	125,000	164,872
Energen Corporation	4.63	9-1-2021	100,000	99,535
Energy Transfer Partners LP	3.60	2-1-2023	300,000	282,136
Energy Transfer Partners LP	4.15	10-1-2020	300,000	307,376
Energy Transfer Partners LP	4.65	6-1-2021	100,000	103,541
Energy Transfer Partners LP	4.90	2-1-2024	300,000	308,158
Energy Transfer Partners LP	5.15	2-1-2043	200,000	183,489
Energy Transfer Partners LP	5.20	2-1-2022	500,000	531,745
Energy Transfer Partners LP	5.95	10-1-2043	200,000	204,588
Energy Transfer Partners LP	6.05	6-1-2041	300,000	308,333
Energy Transfer Partners LP	6.13	2-15-2017	55,000	62,114
Energy Transfer Partners LP	6.50	2-1-2042	500,000	540,927
Energy Transfer Partners LP	6.63	10-15-2036	230,000	248,166
Energy Transfer Partners LP	6.70	7-1-2018	100,000	116,952
Energy Transfer Partners LP	7.50	7-1-2038	100,000	117,193
Energy Transfer Partners LP 144A	8.25	11-15-2029	125,000	150,684
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,270,020
Eni Lasmo plc	7.30	11-15-2027	200,000	251,662
Enterprise Products Operating LLC	1.25	8-13-2015	249,000	251,119
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	104,910
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	807,716
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	253,892
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	220,764
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	376,088
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	562,563
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	782,627
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	209,644
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	108,297
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,100,984
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	464,814
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	295,215
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	126,758
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	477,237
EOG Resources Incorporated	2.63	3-15-2023	450,000	415,757
EOG Resources Incorporated	2.95	6-1-2015	500,000	518,391
EOG Resources Incorporated	4.10	2-1-2021	200,000	211,870
EOG Resources Incorporated	4.40	6-1-2020	300,000	324,675
EOG Resources Incorporated	5.63	6-1-2019	75,000	87,871
EOG Resources Incorporated	6.88	10-1-2018	400,000	490,443
EQT Corporation	4.88	11-15-2021	300,000	311,577
EQT Corporation	8.13	6-1-2019	325,000	399,648
Equitable Resources Incorporated	6.50	4-1-2018	100,000	114,475
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	198,623
Hess Corporation	5.60	2-15-2041	300,000	314,388
Hess Corporation	6.00	1-15-2040	350,000	380,972
Hess Corporation	7.30	8-15-2031	384,000	464,187
Hess Corporation	7.88	10-1-2029	280,000	353,225
Hess Corporation	8.13	2-15-2019	500,000	628,128
Kerr-McGee Corporation	6.95	7-1-2024	200,000	238,883
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	234,235

31

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	3.50%	3-1-2016	$500,000	$525,724
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	232,952
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	370,170
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	231,512
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	209,154
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	138,102
Kinder Morgan Energy Partners LP	5.80	3-1-2021	1,000,000	1,119,047
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	102,639
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	574,930
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	545,931
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	836,336
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	585,303
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	199,510
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	118,849
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	684,897
Marathon Oil Corporation	2.80	11-1-2022	600,000	557,751
Marathon Oil Corporation	6.00	10-1-2017	625,000	715,548
Marathon Oil Corporation	6.60	10-1-2037	450,000	537,141
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	583,301
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	38,196
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	615,354
Murphy Oil Corporation	2.50	12-1-2017	500,000	503,369
Murphy Oil Corporation	5.13	12-1-2042	250,000	215,058
Murphy Oil Corporation	7.05	5-1-2029	200,000	216,376
Nabors Industries Incorporated	5.00	9-15-2020	300,000	315,166
Nabors Industries Incorporated	6.15	2-15-2018	500,000	563,498
Nabors Industries Incorporated	9.25	1-15-2019	500,000	627,061
Nextera Energy Capital	4.50	6-1-2021	200,000	208,969
Noble Energy Incorporated	4.15	12-15-2021	500,000	519,157
Noble Energy Incorporated	6.00	3-1-2041	565,000	621,128
Noble Energy Incorporated	8.25	3-1-2019	350,000	441,156
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	198,456
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	248,059
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	507,773
Occidental Petroleum Corporation	2.50	2-1-2016	100,000	103,526
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	463,295
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	489,297
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	487,604
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	432,358
ONEOK Partners LP	4.25	2-1-2022	130,000	121,485
ONEOK Partners LP	6.13	2-1-2041	500,000	524,459
ONEOK Partners LP	6.15	10-1-2016	200,000	224,751
ONEOK Partners LP	6.85	10-15-2037	500,000	562,742
ONEOK Partners LP	8.63	3-1-2019	350,000	444,958
Phillips 66	1.95	3-5-2015	350,000	355,655
Phillips 66	2.95	5-1-2017	1,000,000	1,044,860
Phillips 66	4.30	4-1-2022	1,000,000	1,028,421
Phillips 66	5.88	5-1-2042	750,000	815,752
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,010,928
Plains All American Pipeline LP	3.65	6-1-2022	500,000	494,016
Plains All American Pipeline LP	3.85	10-15-2023	500,000	490,421
Plains All American Pipeline LP	5.00	2-1-2021	200,000	218,626
Plains All American Pipeline LP	5.15	6-1-2042	500,000	496,623
Plains All American Pipeline LP	6.50	5-1-2018	150,000	176,938
Plains All American Pipeline LP	6.65	1-15-2037	200,000	236,749
Plains All American Pipeline LP	8.75	5-1-2019	400,000	517,675
Rowan Companies Incorporated	5.40	12-1-2042	150,000	135,695
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,034,898
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	567,730
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	1,000,206
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	179,878
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	104,553
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	115,975
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	121,974
Spectra Energy Partners LP	2.95	9-25-2018	500,000	511,259

32

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Spectra Energy Partners LP	4.75%	3-15-2024	$350,000	$362,829
Sunoco Logistics Partner LP	3.45	1-15-2023	200,000	185,195
Sunoco Logistics Partner LP	4.95	1-15-2043	150,000	134,769
Sunoco Logistics Partner LP	6.85	2-15-2040	250,000	280,161
TC Pipelines LP	4.65	6-15-2021	300,000	303,775
Tennessee Gas Pipeline Company	7.00	10-15-2028	250,000	302,092
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	387,020
Total Capital International SA	1.50	2-17-2017	500,000	505,466
TransCanada PipeLines Limited	4.88	1-15-2015	65,000	68,115
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	107,385
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	664,786
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	662,402
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	122,526
Transocean Incorporated	6.00	3-15-2018	600,000	679,447
Transocean Incorporated	6.50	11-15-2020	300,000	339,722
Transocean Incorporated	6.80	3-15-2038	450,000	490,444
Transocean Incorporated	7.50	4-15-2031	220,000	250,999
Valero Energy Corporation	4.50	2-1-2015	65,000	67,811
Valero Energy Corporation	6.13	6-15-2017	500,000	573,791
Valero Energy Corporation	6.13	2-1-2020	65,000	74,390
Valero Energy Corporation	6.63	6-15-2037	500,000	570,437
Valero Energy Corporation	7.50	4-15-2032	300,000	358,436
Valero Energy Corporation	9.38	3-15-2019	250,000	325,252
Weatherford International Limited	6.00	3-15-2018	100,000	113,849
Weatherford International Limited	6.50	8-1-2036	300,000	312,126
Weatherford International Limited	7.00	3-15-2038	50,000	55,009
Western Gas Partners	4.00	7-1-2022	400,000	390,694
Williams Companies Incorporated	3.70	1-15-2023	500,000	452,307
Williams Companies Incorporated	7.88	9-1-2021	200,000	236,566
Williams Companies Incorporated	8.75	3-15-2032	275,000	338,356
Williams Partners LP	3.35	8-15-2022	250,000	234,183
Williams Partners LP	3.80	2-15-2015	600,000	621,088
Williams Partners LP	4.13	11-15-2020	300,000	308,367
Williams Partners LP	4.50	11-15-2023	400,000	400,745
Williams Partners LP	5.25	3-15-2020	640,000	697,864
Williams Partners LP	5.80	11-15-2043	250,000	254,080
Williams Partners LP	6.30	4-15-2040	390,000	418,033
XTO Energy Incorporated	6.50	12-15-2018	500,000	616,811
				85,761,206

Financials : 7.46%
Capital Markets : 1.33%
AGL Capital Corporation	4.40	6-1-2043	200,000	182,003
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	505,391
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	340,940
Ameriprise Financial Incorporated	5.65	11-15-2015	200,000	218,816
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	80,956
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	345,127
Ares Capital Corporation	4.88	11-30-2018	100,000	101,690
Bank of New York Mellon Corporation	0.70	3-4-2016	200,000	199,654
Bank of New York Mellon Corporation	1.20	2-20-2015	45,000	45,373
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	345,809
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	301,114
Bank of New York Mellon Corporation	2.30	7-28-2016	500,000	518,454
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	518,020
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	613,992
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	251,267
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	105,728
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,154,177
Bear Stearns Companies Incorporated	5.30	10-30-2015	180,000	194,384
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,141,494
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	723,957
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,811,847

33

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Berkshire Hathaway Finance Corporation	2.00%	8-15-2018	$250,000	$252,778
Berkshire Hathaway Finance Corporation	3.20	2-11-2015	500,000	516,654
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	535,904
Berkshire Hathaway Finance Corporation	4.85	1-15-2015	500,000	524,630
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	403,417
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	278,503
BlackRock Incorporated	3.38	6-1-2022	500,000	501,788
BlackRock Incorporated	3.50	12-10-2014	550,000	567,267
BlackRock Incorporated	4.25	5-24-2021	500,000	536,489
BlackRock Incorporated	5.00	12-10-2019	250,000	286,330
BlackRock Incorporated	6.25	9-15-2017	350,000	408,590
Charles Schwab Corporation	2.20	7-25-2018	150,000	151,678
Charles Schwab Corporation	3.23	9-1-2022	425,000	414,798
Charles Schwab Corporation	4.45	7-22-2020	200,000	218,120
Credit Suisse USA Incorporated	4.88	1-15-2015	1,000,000	1,048,272
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	549,862
Eaton Vance Corporation	3.63	6-15-2023	100,000	97,467
Eaton Vance Corporation	6.50	10-2-2017	30,000	34,600
Franklin Resources Incorporated	2.80	9-15-2022	300,000	280,630
Franklin Resources Incorporated	4.63	5-20-2020	250,000	272,987
Goldman Sachs Group Incorporated	1.60	11-23-2015	1,000,000	1,012,405
Goldman Sachs Group Incorporated	2.38	1-22-2018	750,000	757,157
Goldman Sachs Group Incorporated	3.30	5-3-2015	1,000,000	1,033,458
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,109,214
Goldman Sachs Group Incorporated	3.63	1-22-2023	500,000	484,775
Goldman Sachs Group Incorporated	3.70	8-1-2015	1,000,000	1,044,750
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,209,816
Goldman Sachs Group Incorporated	5.35	1-15-2016	425,000	463,125
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,680,930
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	561,695
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,256,350
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,292,916
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,153,332
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,155,139
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,115,856
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	2,024,838
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,442,399
Goldman Sachs Group Incorporated	6.25	2-1-2041	500,000	573,822
Goldman Sachs Group Incorporated	6.35	2-15-2034	950,000	966,111
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,070,977
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	2,133,863
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,601,163
Jefferies Group Incorporated	3.88	11-9-2015	500,000	520,000
Jefferies Group Incorporated	6.25	1-15-2036	150,000	145,500
Jefferies Group Incorporated	6.45	6-8-2027	150,000	155,625
Jefferies Group Incorporated	6.50	1-20-2043	250,000	245,627
Jefferies Group Incorporated	6.88	4-15-2021	150,000	169,500
Jefferies Group Incorporated	8.50	7-15-2019	700,000	854,000
Lazard Group LLC	6.85	6-15-2017	500,000	566,676
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	780,263
Morgan Stanley	1.75	2-25-2016	500,000	507,149
Morgan Stanley	2.13	4-25-2018	943,000	941,525
Morgan Stanley	3.75	2-25-2023	1,175,000	1,143,946
Morgan Stanley	4.10	1-26-2015	500,000	518,274
Morgan Stanley	4.10	5-22-2023	750,000	722,792
Morgan Stanley	4.75	3-22-2017	1,000,000	1,099,405
Morgan Stanley	4.88	11-1-2022	906,000	930,252
Morgan Stanley	5.00	11-24-2025	250,000	250,077
Morgan Stanley	5.38	10-15-2015	525,000	566,261
Morgan Stanley	5.45	1-9-2017	1,000,000	1,116,116
Morgan Stanley	5.50	1-26-2020	1,000,000	1,129,933
Morgan Stanley	5.50	7-24-2020	500,000	564,244
Morgan Stanley	5.50	7-28-2021	570,000	641,170
Morgan Stanley	5.55	4-27-2017	850,000	955,698
Morgan Stanley	5.63	9-23-2019	2,000,000	2,295,700

34

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Morgan Stanley	5.75%	10-18-2016	$1,500,000	$1,679,543
Morgan Stanley	5.75	1-25-2021	1,250,000	1,424,078
Morgan Stanley	6.00	4-28-2015	1,500,000	1,602,630
Morgan Stanley	6.25	8-9-2026	300,000	347,565
Morgan Stanley	6.38	7-24-2042	1,000,000	1,164,690
Morgan Stanley	6.63	4-1-2018	2,500,000	2,946,868
Morgan Stanley	7.25	4-1-2032	470,000	588,338
Morgan Stanley	7.30	5-13-2019	400,000	490,434
Northern Trust Corporation	3.45	11-4-2020	500,000	521,378
Northern Trust Corporation	3.95	10-30-2025	250,000	246,342
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	106,505
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	127,539
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	232,461
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,618,754
				75,641,906

Commercial Banks : 1.12%
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	245,305
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	252,422
Bank One Corporation	7.63	10-15-2026	240,000	303,528
Bank One Corporation	8.00	4-29-2027	550,000	719,484
Branch Banking & Trust Corporation	1.45	10-3-2016	200,000	202,624
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	509,498
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	506,519
Branch Banking & Trust Corporation	3.20	3-15-2016	600,000	630,294
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	375,337
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	499,405
Branch Banking & Trust Corporation	5.20	12-23-2015	500,000	542,000
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	112,217
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	611,805
Capital One Bank USA NA	3.38	2-15-2023	500,000	470,006
Comerica Bank	5.75	11-21-2016	500,000	564,991
Comerica Incorporated	3.00	9-16-2015	100,000	104,118
Commonwealth Bank of Australia (New York)	1.25	9-18-2015	500,000	506,113
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	253,092
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	500,000	512,007
Compass Bank	6.40	10-1-2017	250,000	272,528
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,085,901
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,661,934
Fifth Third Bancorp	1.15	11-18-2016	350,000	350,634
Fifth Third Bancorp	3.63	1-25-2016	500,000	527,109
Fifth Third Bancorp	4.30	1-16-2024	500,000	496,047
Fifth Third Bancorp	5.45	1-15-2017	500,000	552,735
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,009,834
First Horizon National Corporation	5.38	12-15-2015	500,000	539,728
HSBC Bank USA NA	4.88	8-24-2020	800,000	868,521
HSBC Bank USA NA	5.00	9-27-2020	500,000	536,742
HSBC Bank USA NA	5.63	8-15-2035	225,000	242,363
HSBC Bank USA NA	7.00	1-15-2039	500,000	628,187
HSBC Finance Capital Trust IX ±	5.91	11-30-2035	200,000	207,500
HSBC Holdings plc	6.10	1-14-2042	500,000	598,321
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,186,303
HSBC Holdings plc	6.50	9-15-2037	850,000	1,013,373
HSBC USA Incorporated	1.63	1-16-2018	1,000,000	995,749
HSBC USA Incorporated	2.38	2-13-2015	500,000	511,048
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	252,888
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	29,563
Huntington National Bank	1.30	11-20-2016	265,000	265,864
KeyBank NA	1.10	11-25-2016	300,000	300,107
KeyBank NA	1.65	2-1-2018	400,000	397,408
KeyBank NA	4.95	9-15-2015	250,000	266,588
KeyBank NA	5.45	3-3-2016	500,000	545,830
KeyCorp	2.30	12-13-2018	300,000	301,082
KeyCorp	5.10	3-24-2021	500,000	551,956

35

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
Manufacturers & Traders Trust Company	6.63%	12-4-2017	$500,000	$585,483
MUFG Capital Finance 1 Limited ±	6.35	12-31-2049	1,000,000	1,107,500
National Australia Bank Limited	0.90	1-20-2016	500,000	501,289
National Australia Bank Limited	1.30	7-25-2016	250,000	252,883
National Australia Bank Limited	1.60	8-7-2015	500,000	507,878
National Australia Bank Limited	2.00	3-9-2015	1,000,000	1,019,861
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,044,143
National Australia Bank Limited	3.00	1-20-2023	350,000	328,402
PNC Bank NA	2.70	11-1-2022	350,000	321,470
PNC Bank NA	2.95	1-30-2023	300,000	278,744
PNC Bank NA	3.80	7-25-2023	300,000	293,669
PNC Bank NA	6.00	12-7-2017	500,000	578,502
PNC Bank NA	6.88	4-1-2018	175,000	209,591
Regions Financial Corporation	2.00	5-15-2018	300,000	294,937
Regions Financial Corporation	5.75	6-15-2015	200,000	213,705
Sovereign Bank	8.75	5-30-2018	250,000	297,308
Sumitomo Mitsui Banking Corporation	1.45	7-19-2016	250,000	252,338
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	491,743
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	965,050
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	251,860
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	264,798
SunTrust Bank Incorporated	5.00	9-1-2015	34,000	36,188
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	860,664
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	598,690
SVB Financial Group	5.38	9-15-2020	160,000	174,866
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	525,430
Union Bank NA	2.13	6-16-2017	250,000	253,264
Union Bank NA	2.63	9-26-2018	500,000	513,064
Union Bank NA	5.95	5-11-2016	450,000	501,191
UnionBanCal Corporation	3.50	6-18-2022	200,000	199,175
US Bancorp NA	1.95	11-15-2018	250,000	251,247
US Bancorp NA	2.45	7-27-2015	500,000	515,785
US Bancorp NA	2.95	7-15-2022	575,000	540,325
US Bancorp NA	3.00	3-15-2022	500,000	488,261
US Bancorp NA	3.44	2-1-2016	500,000	524,712
US Bancorp NA	4.13	5-24-2021	1,000,000	1,064,711
US Bank NA ±	3.78	4-29-2020	1,000,000	1,039,659
Wachovia Bank NA (l)	4.88	2-1-2015	350,000	366,815
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,135,777
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	746,731
Wachovia Corporation (l)	5.50	8-1-2035	700,000	718,248
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,351,292
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,149,618
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,170,146
Wells Fargo & Company (l)	1.25	2-13-2015	1,500,000	1,512,944
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,260,438
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	760,298
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	1,000,302
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,048,462
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	707,643
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,010,977
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,069,884
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	988,040
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,375,736
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,737,786
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	401,812
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	490,000
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,046,067
Zions Bancorporation	4.50	6-13-2023	100,000	99,415
				63,413,425

Consumer Finance : 0.91%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	355,070
American Express Centurion Bank	6.00	9-13-2017	500,000	580,221

36

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
American Express Company	1.55%	5-22-2018	$375,000	$369,685
American Express Company	2.65	12-2-2022	575,000	538,570
American Express Company	4.05	12-3-2042	905,000	796,030
American Express Company	5.50	9-12-2016	500,000	559,641
American Express Company ±	6.80	9-1-2066	200,000	212,500
American Express Company	7.00	3-19-2018	800,000	966,538
American Express Company	8.13	5-20-2019	500,000	648,594
American Express Credit Corporation	1.75	6-12-2015	1,078,000	1,096,879
American Express Credit Corporation	2.13	7-27-2018	200,000	202,505
American Express Credit Corporation	2.38	3-24-2017	750,000	778,661
American Express Credit Corporation	2.75	9-15-2015	1,000,000	1,036,884
American Express Credit Corporation	2.80	9-19-2016	500,000	525,030
American Express Credit Corporation	5.30	12-2-2015	500,000	541,185
American Honda Finance Corporation	1.13	10-7-2016	400,000	402,434
American Honda Finance Corporation	2.13	10-10-2018	300,000	303,218
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	406,226
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	578,234
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	257,027
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	105,396
Bunge Limited Finance Corporation	5.10	7-15-2015	300,000	318,281
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	622,935
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,090
Capital One Bank USA NA	8.80	7-15-2019	750,000	964,556
Capital One Financial Corporation	1.00	11-6-2015	300,000	300,042
Capital One Financial Corporation	2.15	3-23-2015	500,000	508,777
Capital One Financial Corporation	3.15	7-15-2016	260,000	272,405
Capital One Financial Corporation	4.75	7-15-2021	450,000	481,201
Capital One Financial Corporation	6.15	9-1-2016	500,000	561,238
Capital One Financial Corporation	6.75	9-15-2017	283,000	332,127
Caterpillar Financial Services Corporation	1.10	5-29-2015	500,000	505,087
Caterpillar Financial Services Corporation	1.35	9-6-2016	750,000	758,597
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	104,188
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	251,110
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	303,043
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	309,863
Caterpillar Financial Services Corporation Series F	4.75	2-17-2015	415,000	436,314
Daimler Finance North America LLC	8.50	1-18-2031	425,000	612,477
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	797,872
Discover Financial Services	3.85	11-21-2022	550,000	528,324
Discover Financial Services	5.20	4-27-2022	600,000	631,376
Ford Motor Credit Company LLC	1.70	5-9-2016	400,000	405,184
Ford Motor Credit Company LLC	2.50	1-15-2016	400,000	409,994
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,435,191
Ford Motor Credit Company LLC	3.88	1-15-2015	2,000,000	2,067,086
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	782,800
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,269,754
Ford Motor Credit Company LLC	7.00	4-15-2015	500,000	541,069
HSBC Finance Corporation	5.00	6-30-2015	1,825,000	1,936,435
HSBC Finance Corporation	5.50	1-19-2016	1,000,000	1,090,656
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,372,099
John Deere Capital Corporation	0.75	1-22-2016	500,000	499,253
John Deere Capital Corporation	0.88	4-17-2015	200,000	201,316
John Deere Capital Corporation	0.95	6-29-2015	200,000	201,617
John Deere Capital Corporation	1.05	10-11-2016	200,000	201,421
John Deere Capital Corporation	1.25	12-2-2014	250,000	252,126
John Deere Capital Corporation	1.30	3-12-2018	550,000	544,282
John Deere Capital Corporation	1.40	3-15-2017	500,000	503,329
John Deere Capital Corporation	2.25	6-7-2016	200,000	207,453
John Deere Capital Corporation	2.80	1-27-2023	500,000	471,804
John Deere Capital Corporation	2.95	3-9-2015	250,000	257,923
John Deere Capital Corporation	3.90	7-12-2021	300,000	315,181
John Deere Capital Corporation	5.50	4-13-2017	100,000	113,677
John Deere Capital Corporation	5.75	9-10-2018	500,000	584,522
National City Corporation	4.90	1-15-2015	360,000	376,610
National City Corporation	6.88	5-15-2019	500,000	601,641

37

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
PACCAR Financial Corporation	0.70%	11-16-2015	$250,000	$250,957
PACCAR Financial Corporation	0.75	8-14-2015	300,000	301,251
PACCAR Financial Corporation	1.15	8-16-2016	350,000	352,632
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	466,668
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	632,603
Toyota Motor Credit Corporation	0.80	5-17-2016	300,000	300,527
Toyota Motor Credit Corporation	0.88	7-17-2015	500,000	503,404
Toyota Motor Credit Corporation	1.00	2-17-2015	550,000	554,270
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	645,830
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	516,359
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	402,000
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	770,246
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	522,011
Toyota Motor Credit Corporation	3.20	6-17-2015	1,000,000	1,041,695
Toyota Motor Credit Corporation	3.30	1-12-2022	500,000	500,473
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	352,461
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	540,929
				51,407,170

Diversified Financial Services : 2.53%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	100,475
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,055,916
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	34,380
Bank of America Corporation	1.25	1-11-2016	500,000	502,203
Bank of America Corporation	1.50	10-9-2015	1,000,000	1,009,997
Bank of America Corporation	2.00	1-11-2018	750,000	752,283
Bank of America Corporation	2.60	1-15-2019	554,000	559,778
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,513,294
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,111,462
Bank of America Corporation	3.70	9-1-2015	500,000	523,667
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,124,714
Bank of America Corporation	4.50	4-1-2015	1,500,000	1,572,732
Bank of America Corporation	4.75	8-1-2015	1,750,000	1,858,164
Bank of America Corporation	5.25	12-1-2015	500,000	537,961
Bank of America Corporation	5.30	3-15-2017	275,000	306,523
Bank of America Corporation	5.49	3-15-2019	250,000	278,985
Bank of America Corporation	5.63	10-14-2016	100,000	111,994
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,715,412
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,273,334
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,717,731
Bank of America Corporation	5.88	1-5-2021	500,000	574,063
Bank of America Corporation	5.88	2-7-2042	500,000	566,053
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,144,555
Bank of America Corporation	6.00	10-15-2036	800,000	908,726
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,100,129
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,125,628
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	498,386
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	579,236
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	163,346
Block Financial LLC	5.50	11-1-2022	200,000	206,838
Boeing Capital Corporation	2.13	8-15-2016	200,000	207,170
Boeing Capital Corporation	4.70	10-27-2019	500,000	568,999
Citigroup Incorporated	1.25	1-15-2016	750,000	753,321
Citigroup Incorporated	1.75	5-1-2018	100,000	99,065
Citigroup Incorporated	2.25	8-7-2015	1,500,000	1,532,759
Citigroup Incorporated	2.50	9-26-2018	400,000	405,952
Citigroup Incorporated	2.65	3-2-2015	1,500,000	1,532,354
Citigroup Incorporated	3.38	3-1-2023	632,000	605,661
Citigroup Incorporated	3.50	5-15-2023	500,000	463,815
Citigroup Incorporated	3.88	10-25-2023	850,000	834,799
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,068,736
Citigroup Incorporated	4.05	7-30-2022	400,000	396,630
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,584,848
Citigroup Incorporated	4.59	12-15-2015	700,000	749,281

38

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Citigroup Incorporated	4.75%	5-19-2015	$1,500,000	$1,583,193
Citigroup Incorporated	4.95	11-7-2043	200,000	196,146
Citigroup Incorporated	5.38	8-9-2020	500,000	566,970
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,109,741
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,058,053
Citigroup Incorporated	5.88	2-22-2033	500,000	513,293
Citigroup Incorporated	5.88	5-29-2037	500,000	553,741
Citigroup Incorporated	5.88	1-30-2042	500,000	558,694
Citigroup Incorporated	6.00	8-15-2017	100,000	115,062
Citigroup Incorporated	6.00	10-31-2033	725,000	747,526
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,163,813
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,509,775
Citigroup Incorporated	6.13	8-25-2036	500,000	526,462
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,626,180
Citigroup Incorporated	8.13	7-15-2039	855,000	1,190,439
Citigroup Incorporated	8.50	5-22-2019	900,000	1,169,367
CME Group Incorporated	5.30	9-15-2043	300,000	313,939
Deutsche Bank Financial LLC	5.38	3-2-2015	300,000	314,569
General Electric Capital Corporation	1.00	1-8-2016	500,000	502,722
General Electric Capital Corporation	1.50	7-12-2016	500,000	507,999
General Electric Capital Corporation	1.63	7-2-2015	1,750,000	1,777,221
General Electric Capital Corporation	2.15	1-9-2015	1,000,000	1,019,110
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,062,716
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	955,758
General Electric Capital Corporation	3.15	9-7-2022	2,000,000	1,942,174
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,133,922
General Electric Capital Corporation	3.50	6-29-2015	500,000	522,675
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,182,160
General Electric Capital Corporation	4.63	1-7-2021	500,000	550,661
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,395,586
General Electric Capital Corporation	4.88	3-4-2015	1,000,000	1,054,150
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,082,964
General Electric Capital Corporation	5.30	2-11-2021	845,000	939,932
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,156,572
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,722,239
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,320,720
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	2,828,790
General Electric Capital Corporation	6.00	8-7-2019	850,000	1,014,783
General Electric Capital Corporation	6.15	8-7-2037	650,000	755,435
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,085,000
General Electric Capital Corporation	6.75	3-15-2032	2,100,000	2,601,602
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	1,898,117
ING US Incorporated	2.90	2-15-2018	400,000	410,637
ING US Incorporated	5.50	7-15-2022	500,000	546,691
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	229,637
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	203,316
JPMorgan Chase & Company	1.10	10-15-2015	825,000	828,239
JPMorgan Chase & Company	1.13	2-26-2016	250,000	251,085
JPMorgan Chase & Company	1.63	5-15-2018	1,750,000	1,724,975
JPMorgan Chase & Company	1.80	1-25-2018	500,000	498,562
JPMorgan Chase & Company	1.88	3-20-2015	600,000	608,969
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,520,778
JPMorgan Chase & Company	2.60	1-15-2016	1,500,000	1,551,107
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	948,327
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,438,025
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	929,287
JPMorgan Chase & Company	3.40	6-24-2015	500,000	519,798
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,632,698
JPMorgan Chase & Company	3.70	1-20-2015	600,000	620,302
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,119,808
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,618,272
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,591,592
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,615,040
JPMorgan Chase & Company	5.25	5-1-2015	1,100,000	1,164,526
JPMorgan Chase & Company	5.40	1-6-2042	750,000	796,664

39

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
JPMorgan Chase & Company	5.60%	7-15-2041	$1,100,000	$1,200,683
JPMorgan Chase & Company	5.63	8-16-2043	200,000	203,768
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,444,068
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,158,807
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,786,164
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,611,563
Leucadia National Corporation	5.50	10-18-2023	240,000	241,869
Leucadia National Corporation	6.63	10-23-2043	120,000	117,685
Mellon Funding Corporation	5.00	12-1-2014	200,000	208,744
Mellon Funding Corporation	5.50	11-15-2018	200,000	228,834
Merrill Lynch & Company Incorporated	6.05	5-16-2016	1,500,000	1,660,590
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	638,111
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	581,105
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	2,017,223
Merrill Lynch & Company Incorporated	7.75	5-14-2038	750,000	950,754
Moody’s Corporation	4.50	9-1-2022	250,000	249,157
Moody’s Corporation	4.88	2-15-2024	350,000	352,176
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,086,486
NASDAQ OMX Group Incorporated	4.00	1-15-2015	200,000	206,781
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	65,990
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	541,747
National Rural Utilities Cooperative Finance Corporation	1.00	2-2-2015	675,000	679,980
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	104,720
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	188,769
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	282,384
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	957,303
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	404,405
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	210,990
ORIX Corporation	5.00	1-12-2016	500,000	535,618
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,044,008
PNC Funding Corporation	3.63	2-8-2015	1,100,000	1,138,689
PNC Funding Corporation	5.13	2-8-2020	150,000	168,419
PNC Funding Corporation	5.25	11-15-2015	250,000	270,070
PNC Funding Corporation	5.63	2-1-2017	350,000	389,975
PNC Funding Corporation	6.70	6-10-2019	500,000	608,673
Private Export Funding Corporation	1.38	2-15-2017	375,000	380,355
Private Export Funding Corporation	2.05	11-15-2022	250,000	227,303
Private Export Funding Corporation	2.45	7-15-2024	300,000	270,757
Private Export Funding Corporation	4.30	12-15-2021	100,000	110,755
Private Export Funding Corporation	4.95	11-15-2015	250,000	272,401
Santander Holdings USA	4.63	4-19-2016	500,000	535,003
TECO Finance Incorporated	4.00	3-15-2016	130,000	138,382
TECO Finance Incorporated	5.15	3-15-2020	65,000	71,588
TECO Finance Incorporated	6.57	11-1-2017	250,000	292,736
UBS AG Stamford Connecticut	5.88	7-15-2016	430,000	477,949
UBS Preferred Funding Trust V Series 1 ±«	6.24	5-29-2049	500,000	531,250
				143,374,448

Insurance : 0.96%
ACE INA Holdings Incorporated	2.60	11-23-2015	500,000	518,323
ACE INA Holdings Incorporated	5.60	5-15-2015	350,000	375,006
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	591,768
Aegon Funding Corporation	5.75	12-15-2020	75,000	84,806
AFLAC Incorporated	3.45	8-15-2015	150,000	157,044
AFLAC Incorporated	3.63	6-15-2023	500,000	487,336
AFLAC Incorporated	6.90	12-17-2039	250,000	309,185
AFLAC Incorporated	8.50	5-15-2019	250,000	324,427
Alleghany Corporation	5.63	9-15-2020	100,000	109,844
Allied World Assurance	5.50	11-15-2020	300,000	325,240
Allstate Corporation	5.55	5-9-2035	830,000	926,330
Allstate Corporation ±	6.13	5-15-2067	300,000	312,000
Allstate Corporation ±	6.50	5-15-2067	200,000	208,000
Allstate Corporation	7.45	5-16-2019	650,000	821,973
American International Group Incorporated	3.00	3-20-2015	500,000	514,839

40

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
American International Group Incorporated	3.80%	3-22-2017	$1,000,000	$1,071,683
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,009,850
American International Group Incorporated	4.88	9-15-2016	500,000	550,852
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,082,959
American International Group Incorporated	5.05	10-1-2015	250,000	268,912
American International Group Incorporated	5.45	5-18-2017	700,000	788,424
American International Group Incorporated	5.85	1-16-2018	850,000	981,147
American International Group Incorporated	6.25	5-1-2036	400,000	465,976
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,191,267
American International Group Incorporated	6.82	11-15-2037	746,000	908,568
American International Group Incorporated ±	8.18	5-15-2068	500,000	600,250
American International Group Incorporated	8.25	8-15-2018	750,000	949,398
AON Corporation	3.13	5-27-2016	350,000	366,615
AON Corporation	3.50	9-30-2015	100,000	104,683
AON Corporation	5.00	9-30-2020	550,000	606,806
AON Corporation	6.25	9-30-2040	100,000	114,838
Assurant Incorporated	6.75	2-15-2034	375,000	403,238
AXIS Specialty Finance LLC	5.88	6-1-2020	200,000	220,697
Berkshire Hathaway Financial Incorporated	1.30	5-15-2018	200,000	196,652
Berkshire Hathaway Financial Incorporated	1.55	2-9-2018	300,000	299,125
Berkshire Hathaway Financial Incorporated	1.60	5-15-2017	500,000	506,016
Berkshire Hathaway Financial Incorporated	1.90	1-31-2017	1,275,000	1,304,453
Berkshire Hathaway Financial Incorporated	2.20	8-15-2016	300,000	311,449
Berkshire Hathaway Financial Incorporated	2.90	10-15-2020	225,000	226,264
Berkshire Hathaway Financial Incorporated	3.00	2-11-2023	100,000	95,746
Berkshire Hathaway Financial Incorporated	3.40	1-31-2022	250,000	250,589
Berkshire Hathaway Financial Incorporated	4.30	5-15-2043	300,000	273,146
Berkshire Hathaway Financial Incorporated	4.40	5-15-2042	500,000	460,713
Berkshire Hathaway Financial Incorporated	4.50	2-11-2043	400,000	376,118
CHUBB Corporation	5.75	5-15-2018	250,000	291,412
CHUBB Corporation	6.00	5-11-2037	280,000	330,669
CHUBB Corporation ±	6.38	3-29-2067	350,000	380,275
CHUBB Corporation	6.50	5-15-2038	350,000	438,858
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	88,864
CNA Financial Corporation	5.85	12-15-2014	365,000	384,063
CNA Financial Corporation	5.88	8-15-2020	500,000	573,654
CNA Financial Corporation	6.50	8-15-2016	50,000	56,501
CNA Financial Corporation	7.35	11-15-2019	295,000	363,650
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	217,827
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	105,111
GE Global Insurance Holdings	7.00	2-15-2026	430,000	522,043
Genworth Financial Incorporated	6.52	5-22-2018	500,000	576,969
Genworth Financial Incorporated	7.20	2-15-2021	500,000	585,828
Genworth Financial Incorporated	8.63	12-15-2016	500,000	600,080
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	38,599
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	264,829
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	278,764
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	282,720
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	84,245
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	289,576
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	291,174
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	612,618
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	100,019
Lincoln National Corporation	4.00	9-1-2023	250,000	250,258
Lincoln National Corporation	4.85	6-24-2021	80,000	86,803
Lincoln National Corporation	6.15	4-7-2036	500,000	566,184
Lincoln National Corporation	6.25	2-15-2020	300,000	349,102
Lincoln National Corporation ±	7.00	5-17-2066	350,000	358,750
Lincoln National Corporation	8.75	7-1-2019	220,000	285,905
Loews Corporation	2.63	5-15-2023	150,000	136,607
Loews Corporation	4.13	5-15-2043	200,000	171,369
Loews Corporation	5.25	3-15-2016	200,000	219,652
Markel Corporation	3.63	3-30-2023	150,000	143,103
Markel Corporation	5.00	3-30-2043	100,000	94,903
Markel Corporation	5.35	6-1-2021	100,000	109,707

41

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Markel Corporation	7.13%	9-30-2019	$100,000	$120,916
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	323,584
Marsh & McLennan Companies Incorporated	9.25	4-15-2019	300,000	392,376
MetLife Incorporated	4.13	8-13-2042	300,000	264,968
MetLife Incorporated	4.37	9-15-2023	167,000	173,242
MetLife Incorporated	4.75	2-8-2021	750,000	822,165
MetLife Incorporated	5.70	6-15-2035	400,000	443,081
MetLife Incorporated	5.88	2-6-2041	700,000	793,186
MetLife Incorporated	6.38	6-15-2034	280,000	334,479
MetLife Incorporated	6.40	12-15-2066	800,000	820,000
MetLife Incorporated	6.50	12-15-2032	200,000	241,666
MetLife Incorporated	6.75	6-1-2016	500,000	571,275
MetLife Incorporated Series A	6.82	8-15-2018	750,000	908,837
OneBeacon US Holdings Incorporated	4.60	11-9-2022	100,000	98,727
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	273,851
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	242,254
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	238,854
ProAssurance Corporation	5.30	11-15-2023	200,000	203,771
Progressive Corporation	3.75	8-23-2021	1,000,000	1,032,731
Progressive Corporation	6.25	12-1-2032	75,000	89,018
Progressive Corporation ±	6.70	6-15-2067	500,000	542,500
Protective Life Corporation	7.38	10-15-2019	500,000	604,761
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,049,364
Prudential Financial Incorporated	3.88	1-14-2015	100,000	103,550
Prudential Financial Incorporated	4.50	11-16-2021	250,000	268,358
Prudential Financial Incorporated	4.75	9-17-2015	1,000,000	1,070,037
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	239,375
Prudential Financial Incorporated	5.38	6-21-2020	500,000	568,314
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	981,250
Prudential Financial Incorporated	5.70	12-14-2036	538,000	586,386
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	505,000
Prudential Financial Incorporated	6.20	1-15-2015	30,000	31,837
Prudential Financial Incorporated	6.20	11-15-2040	250,000	290,209
Prudential Financial Incorporated	6.63	12-1-2037	65,000	78,777
Prudential Financial Incorporated	7.38	6-15-2019	355,000	441,332
Prudential Financial Incorporated ±	8.88	6-15-2038	200,000	242,500
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	549,432
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	188,313
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	309,091
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	63,986
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	410,276
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	100,019
Torchmark Corporation	3.80	9-15-2022	350,000	342,399
Transatlantic Holdings Incorporated	5.75	12-14-2015	475,000	517,640
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	124,525
Travelers Companies Incorporated	5.35	11-1-2040	350,000	384,199
Travelers Companies Incorporated	5.50	12-1-2015	180,000	197,238
Travelers Companies Incorporated	5.75	12-15-2017	250,000	289,573
Travelers Companies Incorporated	5.90	6-2-2019	500,000	594,332
Travelers Companies Incorporated	6.25	6-15-2037	365,000	442,321
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	729,426
Unitrin Incorporated	6.00	5-15-2017	100,000	111,027
Unum Group	7.13	9-30-2016	115,000	131,439
WR Berkley Corporation	5.38	9-15-2020	200,000	218,708
WR Berkley Corporation	6.25	2-15-2037	100,000	112,362
XL Capital Limited	6.25	5-15-2027	100,000	114,281
XL Capital Limited	6.38	11-15-2024	100,000	115,164
				54,621,528

Real Estate Management & Development : 0.01%
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	97,071
Regency Centers LP	4.80	4-15-2021	200,000	210,158

42

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Real Estate Management & Development (continued)
Regency Centers LP	5.88%	6-15-2017	$100,000	$112,264
				419,493

REITs : 0.58%
American Campus Communities Incorporated	3.75	4-15-2023	100,000	94,343
American Tower Corporation	3.50	1-31-2023	150,000	137,605
American Tower Corporation	4.50	1-15-2018	500,000	539,009
American Tower Corporation	4.63	4-1-2015	100,000	104,877
American Tower Corporation	5.05	9-1-2020	500,000	529,322
American Tower Corporation	5.90	11-1-2021	565,000	617,266
American Tower Corporation	7.00	10-15-2017	350,000	407,479
AvalonBay Communities Incorporated	2.95	9-15-2022	350,000	324,816
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	204,059
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	168,589
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	116,090
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	157,448
Boston Properties LP	3.13	9-1-2023	150,000	139,533
Boston Properties LP	3.80	2-1-2024	300,000	292,654
Boston Properties LP	3.85	2-1-2023	400,000	395,532
Boston Properties LP	4.13	5-15-2021	300,000	310,277
Boston Properties LP	5.00	6-1-2015	100,000	106,181
Boston Properties LP	5.63	4-15-2015	250,000	266,071
Boston Properties LP	5.63	11-15-2020	500,000	567,774
Boston Properties LP	5.88	10-15-2019	500,000	581,352
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	333,169
BRE Properties Incorporated	3.38	1-15-2023	500,000	466,264
BRE Properties Incorporated	5.20	3-15-2021	65,000	70,409
Camden Property Trust	2.95	12-15-2022	150,000	137,342
Camden Property Trust %%	4.25	1-15-2024	67,000	67,722
Camden Property Trust	4.63	6-15-2021	150,000	159,139
Camden Property Trust	4.88	6-15-2023	100,000	105,569
CBL & Associates LP	5.25	12-1-2023	67,000	67,274
Commonwealth REIT	5.88	9-15-2020	100,000	102,965
Corporate Office Properties LP	3.60	5-15-2023	100,000	91,998
DDR Corporation	3.38	5-15-2023	250,000	231,345
DDR Corporation	3.50	1-15-2021	250,000	248,466
DDR Corporation	4.63	7-15-2022	250,000	258,386
Digital Realty Trust LP	3.63	10-1-2022	200,000	181,946
Digital Realty Trust LP	5.25	3-15-2021	100,000	103,374
Digital Realty Trust LP	5.88	2-1-2020	300,000	327,063
Duke Realty LP	3.63	4-15-2023	125,000	116,564
Duke Realty LP	5.95	2-15-2017	350,000	391,534
Duke Realty LP	7.38	2-15-2015	500,000	537,375
Entertainment Properties Trust	5.75	8-15-2022	150,000	154,583
EPR Properties Company	5.25	7-15-2023	113,000	111,983
Equity One Incorporated	3.75	11-15-2022	250,000	235,494
ERP Operating LP	5.75	6-15-2017	750,000	846,987
ERP Operation LP	4.63	12-15-2021	1,000,000	1,067,905
Essex Portfolio LP	3.25	5-1-2023	100,000	91,605
Federal Realty Investment Trust	2.75	6-1-2023	100,000	90,605
Federal Realty Investment Trust	3.00	8-1-2022	100,000	94,167
HCP Incorporated	3.15	8-1-2022	100,000	92,811
HCP Incorporated	3.75	2-1-2016	355,000	373,856
HCP Incorporated	3.75	2-1-2019	100,000	104,833
HCP Incorporated	4.25	11-15-2023	139,000	138,368
HCP Incorporated	5.38	2-1-2021	65,000	71,391
HCP Incorporated	5.63	5-1-2017	100,000	112,263
HCP Incorporated	6.00	1-30-2017	200,000	225,569
HCP Incorporated	6.70	1-30-2018	500,000	584,698
HCP Incorporated	6.75	2-1-2041	65,000	77,257
Health Care REIT Incorporated	3.63	3-15-2016	300,000	315,636
Health Care REIT Incorporated	4.13	4-1-2019	250,000	266,422
Health Care REIT Incorporated	4.50	1-15-2024	200,000	199,203
Health Care REIT Incorporated	4.70	9-15-2017	500,000	548,097

43

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Health Care REIT Incorporated	4.95%	1-15-2021	$250,000	$267,020
Health Care REIT Incorporated	5.25	1-15-2022	100,000	107,677
Health Care REIT Incorporated	5.75	1-15-2021	250,000	273,664
Health Care REIT Incorporated	6.13	4-15-2020	250,000	284,595
Health Care REIT Incorporated	6.50	1-17-2017	60,000	67,595
Health Care REIT Incorporated	6.50	3-15-2041	200,000	220,047
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	116,837
Highwoods Realty Limited	5.85	3-15-2017	300,000	333,533
Hospitality Properties Trust	5.63	3-15-2017	75,000	82,106
Host Hotels & Resorts Company	3.75	10-15-2023	100,000	93,723
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	253,719
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	547,138
Kilroy Realty Corporation	3.80	1-15-2023	250,000	235,303
Kilroy Realty Corporation	4.80	7-15-2018	150,000	162,841
Kilroy Realty Corporation	5.00	11-3-2015	100,000	107,025
Kimco Realty Corporation	5.70	5-1-2017	500,000	563,428
Kimco Realty Corporation	6.88	10-1-2019	100,000	120,906
Liberty Property LP	4.40	2-15-2024	156,000	155,158
Liberty Property LP	4.75	10-1-2020	250,000	264,502
Liberty Property LP	5.50	12-15-2016	75,000	83,389
Liberty Property LP	6.63	10-1-2017	150,000	173,366
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	99,270
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	88,309
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	182,725
Mid America Apartments LP	4.30	10-15-2023	50,000	49,223
National Retail Properties Incorporated	3.30	4-15-2023	100,000	91,655
National Retail Properties Incorporated	3.80	10-15-2022	100,000	96,013
National Retail Properties Incorporated	6.88	10-15-2017	100,000	116,850
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	271,875
ProLogis Trust	3.35	2-1-2021	400,000	392,350
ProLogis Trust	6.63	5-15-2018	89,000	104,653
ProLogis Trust	6.88	3-15-2020	192,000	227,354
Realty Income Corporation	2.00	1-31-2018	150,000	148,564
Realty Income Corporation	4.65	8-1-2023	300,000	306,502
Realty Income Corporation	5.75	1-15-2021	300,000	335,126
Realty Income Corporation	5.95	9-15-2016	100,000	111,934
Senior Housing Properties Trust	4.30	1-15-2016	100,000	104,380
Simon Property Group LP	2.15	9-15-2017	500,000	512,138
Simon Property Group LP	3.38	3-15-2022	500,000	493,883
Simon Property Group LP	4.13	12-1-2021	300,000	313,742
Simon Property Group LP	4.20	2-1-2015	90,000	92,945
Simon Property Group LP	4.38	3-1-2021	500,000	534,075
Simon Property Group LP	4.75	3-15-2042	250,000	243,691
Simon Property Group LP	5.10	6-15-2015	750,000	800,715
Simon Property Group LP	5.25	12-1-2016	50,000	55,757
Simon Property Group LP	5.65	2-1-2020	200,000	229,126
Simon Property Group LP	5.75	12-1-2015	125,000	136,104
Simon Property Group LP	5.88	3-1-2017	250,000	283,120
Simon Property Group LP	6.13	5-30-2018	100,000	117,521
Simon Property Group LP	6.75	2-1-2040	350,000	437,872
Simon Property Group LP	10.35	4-1-2019	600,000	821,728
Tanger Properties LP	6.15	11-15-2015	250,000	275,674
UDR Incorporated	3.70	10-1-2020	250,000	254,692
UDR Incorporated	4.25	6-1-2018	150,000	160,479
UDR Incorporated	4.63	1-10-2022	100,000	103,996
Ventas Realty LP	1.55	9-26-2016	117,000	117,812
Ventas Realty LP	2.70	4-1-2020	200,000	193,780
Ventas Realty LP	3.13	11-30-2015	100,000	104,230
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,013,777
Ventas Realty LP	4.75	6-1-2021	150,000	158,990
Ventas Realty LP	5.70	9-30-2043	250,000	258,117
Vornado Realty Trust	4.25	4-1-2015	250,000	258,605
Washington REIT	3.95	10-15-2022	150,000	144,269
Weingarten Realty Investors	3.38	10-15-2022	150,000	138,850
Weingarten Realty Investors	3.50	4-15-2023	125,000	115,834

44

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Weyerhaeuser Company	4.63%	9-15-2023	$300,000	$307,791
Weyerhaeuser Company	6.88	12-15-2033	150,000	177,787
Weyerhaeuser Company	7.38	10-1-2019	100,000	123,143
Weyerhaeuser Company	7.38	3-15-2032	700,000	858,749
				32,941,261

Thrifts & Mortgage Finance : 0.02%
Astoria Financial Corporation	5.00	6-19-2017	100,000	106,078
Countrywide Financial Corporation	6.25	5-15-2016	1,000,000	1,109,172
People’s United Financial Incorporated	3.65	12-6-2022	150,000	143,580
				1,358,830

Health Care : 1.80%
Biotechnology : 0.22%
Amgen Incorporated	2.30	6-15-2016	600,000	620,548
Amgen Incorporated	3.63	5-15-2022	1,000,000	994,851
Amgen Incorporated	3.88	11-15-2021	500,000	511,672
Amgen Incorporated	4.10	6-15-2021	100,000	104,903
Amgen Incorporated	4.50	3-15-2020	65,000	69,594
Amgen Incorporated	4.95	10-1-2041	500,000	473,558
Amgen Incorporated	5.15	11-15-2041	350,000	344,100
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,151,615
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,162,220
Amgen Incorporated	5.75	3-15-2040	80,000	84,765
Amgen Incorporated	5.85	6-1-2017	350,000	400,033
Amgen Incorporated	6.15	6-1-2018	250,000	296,339
Amgen Incorporated	6.38	6-1-2037	500,000	568,394
Amgen Incorporated	6.40	2-1-2039	250,000	284,696
Biogen Idec Incorporated	6.88	3-1-2018	500,000	594,990
Celgene Corporation	2.30	8-15-2018	286,000	287,363
Celgene Corporation	2.45	10-15-2015	200,000	206,196
Celgene Corporation	3.25	8-15-2022	500,000	473,853
Celgene Corporation	3.95	10-15-2020	200,000	206,723
Celgene Corporation	4.00	8-15-2023	250,000	248,075
Celgene Corporation	5.25	8-15-2043	150,000	150,083
Genzyme Corporation	3.63	6-15-2015	750,000	784,483
Genzyme Corporation	5.00	6-15-2020	200,000	221,109
Gilead Sciences Incorporated	2.40	12-1-2014	300,000	305,714
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	854,848
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	538,526
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	444,029
				12,383,280

Health Care Equipment & Supplies : 0.23%
Baxter International Incorporated	1.85	6-15-2018	500,000	501,466
Baxter International Incorporated	2.40	8-15-2022	250,000	230,837
Baxter International Incorporated	3.20	6-15-2023	500,000	484,127
Baxter International Incorporated	3.65	8-15-2042	250,000	209,011
Baxter International Incorporated	4.25	3-15-2020	100,000	108,317
Baxter International Incorporated	4.63	3-15-2015	250,000	263,236
Baxter International Incorporated	5.38	6-1-2018	500,000	574,646
Baxter International Incorporated	5.90	9-1-2016	350,000	397,102
Baxter International Incorporated	6.25	12-1-2037	250,000	299,481
Becton Dickinson & Company	1.75	11-8-2016	500,000	512,288
Becton Dickinson & Company	3.13	11-8-2021	300,000	294,380
Becton Dickinson & Company	3.25	11-12-2020	350,000	354,424
Becton Dickinson & Company	6.00	5-15-2039	200,000	232,254
Boston Scientific Corporation	6.00	1-15-2020	350,000	403,043
Boston Scientific Corporation	6.40	6-15-2016	350,000	393,102
Boston Scientific Corporation	7.38	1-15-2040	300,000	371,831

45

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
C.R. Bard Incorporated	1.38%	1-15-2018	$100,000	$97,767
C.R. Bard Incorporated	2.88	1-15-2016	100,000	103,917
C.R. Bard Incorporated	4.40	1-15-2021	168,000	176,942
CareFusion Corporation	6.38	8-1-2019	500,000	574,226
DENTSPLY International	2.75	8-15-2016	55,000	56,740
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	151,169
Medtronic Incorporated	1.38	4-1-2018	400,000	394,561
Medtronic Incorporated	2.75	4-1-2023	500,000	465,581
Medtronic Incorporated	3.00	3-15-2015	750,000	775,051
Medtronic Incorporated	4.00	4-1-2043	300,000	266,061
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,092,803
Medtronic Incorporated	4.50	3-15-2042	200,000	192,382
Medtronic Incorporated	5.55	3-15-2040	300,000	331,192
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	257,305
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	469,579
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	283,404
Stryker Corporation	1.30	4-1-2018	225,000	221,889
Stryker Corporation	2.00	9-30-2016	350,000	362,019
Stryker Corporation	3.00	1-15-2015	150,000	154,206
Stryker Corporation	4.10	4-1-2043	250,000	225,668
Stryker Corporation	4.38	1-15-2020	150,000	163,572
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	274,962
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	274,568
				12,995,109

Health Care Providers & Services : 0.48%
Aetna Incorporated	2.75	11-15-2022	500,000	463,503
Aetna Incorporated	3.95	9-1-2020	200,000	208,206
Aetna Incorporated	4.13	6-1-2021	200,000	209,164
Aetna Incorporated	4.13	11-15-2042	250,000	217,556
Aetna Incorporated	6.00	6-15-2016	300,000	337,409
Aetna Incorporated	6.63	6-15-2036	650,000	783,269
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	300,072
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	281,409
Cardinal Health Incorporated	1.70	3-15-2018	157,000	153,983
Cardinal Health Incorporated	3.20	6-15-2022	250,000	236,595
Cardinal Health Incorporated	3.20	3-15-2023	225,000	210,879
Cardinal Health Incorporated	5.80	10-15-2016	350,000	394,156
Catholic Health Initiatives	4.35	11-1-2042	250,000	221,303
CIGNA Corporation	4.00	2-15-2022	250,000	256,225
CIGNA Corporation	4.38	12-15-2020	500,000	533,272
CIGNA Corporation	4.50	3-15-2021	100,000	106,729
CIGNA Corporation	5.13	6-15-2020	215,000	238,729
CIGNA Corporation	5.38	2-15-2042	350,000	367,609
CIGNA Corporation	5.88	3-15-2041	330,000	370,281
CIGNA Corporation	6.15	11-15-2036	50,000	57,305
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	644,309
Express Scripts Holding Company	2.10	2-12-2015	400,000	406,652
Express Scripts Holding Company	3.13	5-15-2016	400,000	419,330
Express Scripts Holding Company	3.50	11-15-2016	1,100,000	1,171,474
Express Scripts Holding Company	3.90	2-15-2022	500,000	502,550
Express Scripts Holding Company	4.75	11-15-2021	750,000	798,131
Express Scripts Holding Company	6.13	11-15-2041	250,000	280,057
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	472,394
Humana Incorporated	7.20	6-15-2018	500,000	596,698
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	240,311
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	67,472
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	54,108
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	146,439
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	525,719
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	218,281
Mayo Clinic Rochester	4.00	11-15-2047	100,000	84,252
McKesson Corporation	1.40	3-15-2018	250,000	243,448
McKesson Corporation	2.85	3-15-2023	200,000	183,827

46

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
McKesson Corporation	3.25%	3-1-2016	$500,000	$523,761
McKesson Corporation	6.00	3-1-2041	250,000	281,084
McKesson Corporation	7.50	2-15-2019	500,000	618,295
Medco Health Solutions Incorporated	2.75	9-15-2015	200,000	206,438
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	521,881
Novant Health Incorporated	4.37	11-1-2043	100,000	85,263
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	166,051
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	621,595
Quest Diagnostics Incorporated	5.75	1-30-2040	190,000	185,820
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	456,968
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	111,009
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	243,941
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	959,118
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	469,474
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	425,251
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	223,585
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	277,901
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	568,887
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,170,250
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	182,709
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	629,402
WellPoint Incorporated	1.25	9-10-2015	250,000	252,222
WellPoint Incorporated	1.88	1-15-2018	500,000	497,887
WellPoint Incorporated	2.30	7-15-2018	150,000	150,311
WellPoint Incorporated	2.38	2-15-2017	250,000	256,074
WellPoint Incorporated	3.13	5-15-2022	500,000	473,152
WellPoint Incorporated	3.30	1-15-2023	250,000	236,438
WellPoint Incorporated	4.63	5-15-2042	500,000	455,074
WellPoint Incorporated	4.65	1-15-2043	450,000	412,701
WellPoint Incorporated	5.25	1-15-2016	100,000	108,872
WellPoint Incorporated	5.85	1-15-2036	725,000	778,926
WellPoint Incorporated	5.88	6-15-2017	750,000	855,959
WellPoint Incorporated	7.00	2-15-2019	500,000	599,756
				27,009,161

Life Sciences Tools & Services : 0.06%
Life Technologies Corporation	3.50	1-15-2016	225,000	234,961
Life Technologies Corporation	4.40	3-1-2015	300,000	312,086
Life Technologies Corporation	5.00	1-15-2021	150,000	161,352
Life Technologies Corporation	6.00	3-1-2020	250,000	284,811
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	189,456
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	465,022
Thermo Fisher Scientific Incorporated	3.20	5-1-2015	500,000	515,039
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	41,766
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	397,954
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,096,008
				3,698,455

Pharmaceuticals : 0.81%
Abbott Laboratories	4.13	5-27-2020	250,000	270,642
Abbott Laboratories	5.13	4-1-2019	139,000	159,756
Abbott Laboratories	5.30	5-27-2040	250,000	275,585
Abbott Laboratories	6.00	4-1-2039	150,000	175,824
Abbott Laboratories	6.15	11-30-2037	237,000	285,906
AbbVie Incorporated	1.20	11-6-2015	1,300,000	1,312,074
AbbVie Incorporated	1.75	11-6-2017	2,000,000	2,014,982
AbbVie Incorporated	2.00	11-6-2018	300,000	299,128
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,882,772
AbbVie Incorporated	4.40	11-6-2042	1,000,000	913,622
Allergan Incorporated	1.35	3-15-2018	50,000	49,194
Allergan Incorporated	2.80	3-15-2023	225,000	212,325
Allergan Incorporated	3.38	9-15-2020	500,000	515,247

47

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Company	1.75%	3-1-2019	$250,000	$247,987
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	225,228
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	151,781
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	197,706
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	583,156
Bristol-Myers Squibb Company	5.45	5-1-2018	500,000	579,942
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	676,865
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	15,512
Eli Lilly & Company	5.20	3-15-2017	500,000	564,272
Eli Lilly & Company	5.50	3-15-2027	400,000	461,492
Eli Lilly & Company	5.95	11-15-2037	500,000	582,435
Genentech Incorporated	4.75	7-15-2015	500,000	533,923
GlaxoSmithKline Capital Incorporated	0.70	3-18-2016	500,000	500,027
GlaxoSmithKline Capital Incorporated	0.75	5-8-2015	1,000,000	1,004,228
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	188,725
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	958,108
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	328,177
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,920,136
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,235,891
Johnson & Johnson	2.15	5-15-2016	500,000	518,829
Johnson & Johnson	4.50	9-1-2040	300,000	300,647
Johnson & Johnson	4.85	5-15-2041	200,000	211,759
Johnson & Johnson	4.95	5-15-2033	180,000	197,420
Johnson & Johnson	5.15	7-15-2018	500,000	577,135
Johnson & Johnson	5.55	8-15-2017	250,000	289,285
Johnson & Johnson	5.85	7-15-2038	500,000	595,154
Johnson & Johnson	6.73	11-15-2023	300,000	382,359
Merck & Company Incorporated	0.70	5-18-2016	400,000	400,121
Merck & Company Incorporated	1.30	5-18-2018	333,000	326,993
Merck & Company Incorporated	2.40	9-15-2022	500,000	461,359
Merck & Company Incorporated	2.80	5-18-2023	650,000	611,812
Merck & Company Incorporated	3.60	9-15-2042	250,000	207,682
Merck & Company Incorporated	3.88	1-15-2021	350,000	370,254
Merck & Company Incorporated	4.15	5-18-2043	500,000	456,694
Merck & Company Incorporated	4.75	3-1-2015	425,000	448,023
Merck & Company Incorporated	5.00	6-30-2019	250,000	287,475
Merck & Company Incorporated	5.75	11-15-2036	400,000	456,395
Merck & Company Incorporated	5.85	6-30-2039	150,000	173,644
Merck & Company Incorporated	5.95	12-1-2028	65,000	77,348
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,168,691
Merck & Company Incorporated	6.30	1-1-2026	250,000	304,195
Merck & Company Incorporated	6.40	3-1-2028	500,000	616,583
Merck Sharp & Dohme Corporation	4.00	6-30-2015	350,000	369,202
Mylan Incorporated	2.55	3-28-2019	112,000	112,322
Mylan Incorporated 144A	2.60	6-24-2018	250,000	251,688
Mylan Incorporated	5.40	11-29-2043	33,000	33,412
Novartis Capital Corporation	2.40	9-21-2022	500,000	462,379
Novartis Capital Corporation	2.90	4-24-2015	850,000	880,213
Novartis Capital Corporation	3.70	9-21-2042	250,000	216,225
Novartis Capital Corporation	4.40	4-24-2020	500,000	546,985
Perrigo Company	2.95	5-15-2023	225,000	225,066
Pfizer Incorporated	4.30	6-15-2043	300,000	280,228
Pfizer Incorporated	5.35	3-15-2015	1,200,000	1,273,987
Pfizer Incorporated	5.45	4-1-2017	500,000	569,189
Pfizer Incorporated	6.00	2-15-2036	625,000	733,723
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,403,072
Pfizer Incorporated	6.50	2-1-2034	500,000	621,214
Pfizer Incorporated	7.20	3-15-2039	750,000	1,003,013
Pharmacia Corporation	6.60	12-1-2028	500,000	626,345
Schering-Plough Corporation	6.50	12-1-2033	570,000	717,022
Schering-Plough Corporation	6.55	9-15-2037	475,000	593,988
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	236,887
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	489,982
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	440,348
Watson Pharmaceuticals Incorporated	1.88	10-1-2017	500,000	498,761

48

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Watson Pharmaceuticals Incorporated	3.25%	10-1-2022	$750,000	$702,299
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	452,046
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	150,885
Wyeth LLC	5.50	2-15-2016	430,000	475,744
Wyeth LLC	5.95	4-1-2037	850,000	996,071
Zoetis Incorporated	1.15	2-1-2016	40,000	40,434
Zoetis Incorporated	3.25	2-1-2023	600,000	564,596
Zoetis Incorporated	4.70	2-1-2043	500,000	462,958
				46,192,789

Industrials : 1.45%
Aerospace & Defense : 0.39%
Boeing Company	0.95	5-15-2018	150,000	145,564
Boeing Company	4.88	2-15-2020	140,000	158,491
Boeing Company	5.88	2-15-2040	30,000	35,912
Boeing Company	6.00	3-15-2019	300,000	357,481
Boeing Company	6.13	2-15-2033	180,000	214,334
Boeing Company	6.88	3-15-2039	800,000	1,066,510
General Dynamics Corporation	1.00	11-15-2017	500,000	489,278
General Dynamics Corporation	1.38	1-15-2015	200,000	202,338
General Dynamics Corporation	2.25	7-15-2016	200,000	207,235
General Dynamics Corporation	2.25	11-15-2022	500,000	451,752
General Dynamics Corporation	3.88	7-15-2021	200,000	208,845
Honeywell International Incorporated	3.35	12-1-2023	200,000	198,380
Honeywell International Incorporated	4.25	3-1-2021	50,000	54,494
Honeywell International Incorporated	5.00	2-15-2019	750,000	856,844
Honeywell International Incorporated	5.30	3-1-2018	100,000	114,925
Honeywell International Incorporated	5.38	3-1-2041	365,000	407,697
Honeywell International Incorporated	5.70	3-15-2037	250,000	286,075
L-3 Communications Corporation	3.95	11-15-2016	500,000	534,624
L-3 Communications Corporation	4.95	2-15-2021	500,000	528,581
L-3 Communications Corporation	5.20	10-15-2019	500,000	549,071
Lockheed Martin Corporation	3.35	9-15-2021	250,000	250,225
Lockheed Martin Corporation	4.07	12-15-2042	542,000	470,765
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,090,809
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	200,435
Northrop Grumman Corporation	1.75	6-1-2018	300,000	296,892
Northrop Grumman Corporation	3.25	8-1-2023	350,000	329,484
Northrop Grumman Corporation	3.50	3-15-2021	300,000	301,981
Northrop Grumman Corporation	4.75	6-1-2043	500,000	471,590
Northrop Grumman Corporation	5.05	8-1-2019	85,000	95,545
Northrop Grumman Corporation	5.05	11-15-2040	100,000	98,324
Northrop Grumman Corporation	7.75	2-15-2031	300,000	385,602
Precision Castparts Corporation	1.25	1-15-2018	500,000	493,603
Precision Castparts Corporation	2.50	1-15-2023	250,000	229,776
Precision Castparts Corporation	3.90	1-15-2043	200,000	177,196
Raytheon Company	2.50	12-15-2022	350,000	319,871
Raytheon Company	4.40	2-15-2020	600,000	645,531
Raytheon Company	4.70	12-15-2041	500,000	487,393
Raytheon Company	7.20	8-15-2027	120,000	148,706
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	57,322
Textron Incorporated	4.63	9-21-2016	100,000	108,105
Textron Incorporated	7.25	10-1-2019	350,000	412,694
United Technologies Corporation	1.80	6-1-2017	533,000	543,678
United Technologies Corporation	3.10	6-1-2022	839,000	823,833
United Technologies Corporation	4.50	4-15-2020	500,000	549,331
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,488,483
United Technologies Corporation	4.88	5-1-2015	850,000	902,460
United Technologies Corporation	5.38	12-15-2017	500,000	578,426
United Technologies Corporation	5.70	4-15-2040	500,000	570,495
United Technologies Corporation	6.05	6-1-2036	400,000	473,508
United Technologies Corporation	6.13	2-1-2019	565,000	677,374
United Technologies Corporation	6.13	7-15-2038	500,000	597,845

49

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
United Technologies Corporation	7.50%	9-15-2029	$430,000	$572,510
				21,918,223

Air Freight & Logistics : 0.08%
FedEx Corporation	2.63	8-1-2022	482,000	442,337
FedEx Corporation	3.88	8-1-2042	200,000	165,768
FedEx Corporation	8.00	1-15-2019	400,000	504,490
United Parcel Service Incorporated	1.13	10-1-2017	250,000	248,907
United Parcel Service Incorporated	2.45	10-1-2022	400,000	373,374
United Parcel Service Incorporated	3.13	1-15-2021	900,000	914,289
United Parcel Service Incorporated	5.13	4-1-2019	500,000	576,020
United Parcel Service Incorporated	5.50	1-15-2018	100,000	115,154
United Parcel Service Incorporated	6.20	1-15-2038	795,000	971,735
				4,312,074

Airlines : 0.07%
American Airlines Incorporated 144A	4.00	1-15-2027	600,000	580,500
American Airlines Incorporated 144A	4.95	7-15-2024	650,000	680,875
Continental Airlines Incorporated Series 071A	5.98	10-19-2023	365,485	399,293
Continental Airlines Incorporated Series 09-1	9.00	1-8-2018	120,422	136,980
Continental Airlines Incorporated Series A	4.75	7-12-2022	446,048	475,041
Continental Airlines Incorporated Series A	7.25	5-10-2021	165,215	188,759
Delta Air Lines Incorporated	4.95	11-23-2020	154,854	166,468
Delta Air Lines Incorporated	6.82	2-10-2024	77,366	87,037
Delta Air Lines Incorporated	7.75	6-17-2021	321,401	369,611
Hawaiian Airlines Incorporated	3.90	1-15-2026	40,000	36,900
Northwest Airlines Incorporated	7.03	5-1-2021	166,004	184,298
United Airlines Incorporated	4.30	2-15-2027	333,000	337,995
United Airlines Incorporated	10.40	5-1-2018	138,763	156,802
US Airways Group Incorporated	3.95	5-15-2027	150,000	144,750
US Airways Group Incorporated	4.63	12-3-2026	250,000	251,250
				4,196,559

Building Products : 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	206,356
Owens Corning Incorporated	6.50	12-1-2016	102,000	114,011
				320,367

Commercial Services & Supplies : 0.17%
Avery Dennison Corporation	5.38	4-15-2020	350,000	361,943
Black & Decker Corporation	3.40	12-1-2021	400,000	395,958
Cintas Corporation No. 2	2.85	6-1-2016	200,000	207,438
Cintas Corporation No. 2	3.25	6-1-2022	100,000	97,057
Cintas Corporation No. 2	4.30	6-1-2021	60,000	63,275
Cintas Corporation No. 2	6.13	12-1-2017	200,000	228,505
Cintas Corporation No. 2	6.15	8-15-2036	50,000	57,260
Cooper US Incorporated	2.38	1-15-2016	200,000	206,301
Cooper US Incorporated	3.88	12-15-2020	200,000	205,563
Cooper US Incorporated	6.10	7-1-2017	100,000	114,627
CRH America Incorporated	6.00	9-30-2016	850,000	957,365
CRH America Incorporated	8.13	7-15-2018	200,000	247,328
Equifax Incorporated	3.30	12-15-2022	231,000	215,568
Equifax Incorporated	4.45	12-1-2014	100,000	103,545
Equifax Incorporated	7.00	7-1-2037	50,000	57,473
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	264,971
Pitney Bowes Incorporated	5.25	1-15-2037	500,000	532,779
Pitney Bowes Incorporated	5.75	9-15-2017	100,000	110,727
Republic Services Incorporated	3.55	6-1-2022	1,000,000	977,287
Republic Services Incorporated	3.80	5-15-2018	100,000	107,171
Republic Services Incorporated	4.75	5-15-2023	300,000	315,710

50

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Republic Services Incorporated	5.25%	11-15-2021	$50,000	$55,162
Republic Services Incorporated	5.50	9-15-2019	125,000	142,660
Republic Services Incorporated	5.70	5-15-2041	550,000	593,690
Republic Services Incorporated	6.20	3-1-2040	250,000	284,159
Waste Management Incorporated	4.60	3-1-2021	200,000	214,667
Waste Management Incorporated	4.75	6-30-2020	500,000	545,092
Waste Management Incorporated	6.10	3-15-2018	326,000	380,235
Waste Management Incorporated	6.13	11-30-2039	500,000	568,183
Waste Management Incorporated	7.38	3-11-2019	500,000	608,788
Waste Management Incorporated	7.75	5-15-2032	400,000	524,842
				9,745,329

Construction & Engineering : 0.01%
URS Corporation 144A	4.35	4-1-2017	500,000	520,511

Electrical Equipment : 0.10%
Eaton Corporation	0.95	11-2-2015	500,000	501,774
Eaton Corporation	1.50	11-2-2017	500,000	493,568
Eaton Corporation	2.75	11-2-2022	1,000,000	927,248
Eaton Corporation	4.15	11-2-2042	500,000	445,471
Eaton Corporation	5.60	5-15-2018	500,000	569,541
Eaton Corporation	6.95	3-20-2019	200,000	242,296
Emerson Electric Company	4.13	4-15-2015	300,000	314,330
Emerson Electric Company	4.25	11-15-2020	200,000	216,924
Emerson Electric Company	4.75	10-15-2015	100,000	107,384
Emerson Electric Company	4.88	10-15-2019	200,000	228,658
Emerson Electric Company	5.25	10-15-2018	50,000	57,765
Emerson Electric Company	5.25	11-15-2039	500,000	531,963
Emerson Electric Company	5.38	10-15-2017	200,000	229,860
Emerson Electric Company	6.13	4-15-2039	100,000	118,720
Hubbell Incorporated	3.63	11-15-2022	200,000	196,673
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	352,266
Roper Industries Incorporated	6.25	9-1-2019	200,000	233,782
				5,768,223

Industrial Conglomerates : 0.12%
3M Company	1.00	6-26-2017	250,000	248,415
3M Company	2.00	6-26-2022	725,000	673,415
3M Company	5.70	3-15-2037	325,000	378,006
Danaher Corporation	2.30	6-23-2016	100,000	103,223
Danaher Corporation	3.90	6-23-2021	100,000	104,885
Danaher Corporation	5.40	3-1-2019	450,000	518,924
GATX Corporation	2.50	3-15-2019	167,000	167,065
GATX Corporation	3.50	7-15-2016	245,000	257,012
GATX Corporation	4.85	6-1-2021	100,000	102,869
General Electric Company	0.85	10-9-2015	700,000	703,821
General Electric Company	2.70	10-9-2022	1,000,000	950,098
General Electric Company	4.13	10-9-2042	750,000	686,027
General Electric Company	5.25	12-6-2017	1,600,000	1,833,600
				6,727,360

Machinery : 0.18%
Caterpillar Incorporated	0.95	6-26-2015	200,000	201,234
Caterpillar Incorporated	1.50	6-26-2017	1,000,000	1,005,464
Caterpillar Incorporated	2.60	6-26-2022	200,000	187,541
Caterpillar Incorporated	3.80	8-15-2042	650,000	549,059
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,049,204
Caterpillar Incorporated	5.20	5-27-2041	555,000	587,284
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,041,337
Cummins Incorporated	3.65	10-1-2023	167,000	167,315
Cummins Incorporated	4.88	10-1-2043	86,000	87,061

51

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Deere & Company	2.60%	6-8-2022	$500,000	$472,916
Deere & Company	3.90	6-9-2042	500,000	441,408
Deere & Company	4.38	10-16-2019	400,000	446,642
Deere & Company	5.38	10-16-2029	300,000	332,567
Dover Corporation	4.30	3-1-2021	500,000	537,077
Dover Corporation	5.38	10-15-2035	200,000	217,571
Dover Corporation	5.45	3-15-2018	100,000	114,559
Dover Corporation	6.60	3-15-2038	60,000	74,230
Flowserve Corporation	4.00	11-15-2023	107,000	106,246
Harsco Corporation	2.70	10-15-2015	100,000	101,416
IDEX Corporation	4.50	12-15-2020	100,000	102,751
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	121,344
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	263,043
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	295,392
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	185,580
Joy Global Incorporated	6.00	11-15-2016	500,000	558,519
Kennametal Incorporated	2.65	11-1-2019	150,000	148,037
Kennametal Incorporated	3.88	2-15-2022	98,000	93,859
Parker Hannifin Corporation	3.50	9-15-2022	100,000	99,650
Parker Hannifin Corporation	5.50	5-15-2018	135,000	154,623
Parker Hannifin Corporation	6.25	5-15-2038	60,000	71,508
Snap-on Incorporated	6.13	9-1-2021	150,000	172,688
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	327,480
Stanley Black & Decker Incorporated ±%%	5.75	12-15-2053	100,000	102,750
Wabtec Corporation	4.38	8-15-2023	100,000	100,836
				10,518,191

Professional Services : 0.01%
Dun & Bradstreet Corporation	2.88	11-15-2015	115,000	117,972
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	243,805
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	245,808
				607,585

Road & Rail : 0.31%
BNSF Railway Company	5.75	5-1-2040	550,000	599,361
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	279,216
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	956,293
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	206,080
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	900,456
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	271,522
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	139,513
Burlington Northern Santa Fe LLC	4.88	1-15-2015	500,000	523,562
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	195,100
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	303,809
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	409,811
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	736,286
Canadian National Railway Company	6.38	11-15-2037	550,000	676,491
Con-Way Incorporated	7.25	1-15-2018	350,000	399,975
CSX Corporation	3.70	10-30-2020	250,000	258,527
CSX Corporation	4.10	3-15-2044	400,000	342,138
CSX Corporation	4.25	6-1-2021	200,000	209,859
CSX Corporation	4.75	5-30-2042	230,000	218,448
CSX Corporation	5.60	5-1-2017	100,000	113,243
CSX Corporation	6.00	10-1-2036	300,000	333,301
CSX Corporation	6.15	5-1-2037	320,000	362,479
CSX Corporation	6.22	4-30-2040	200,000	228,926
CSX Corporation	6.25	4-1-2015	700,000	752,378
CSX Corporation	7.38	2-1-2019	500,000	614,743
Kansas City Southern Railway 144A	4.30	5-15-2043	200,000	176,694
Norfolk Southern Corporation	2.90	2-15-2023	886,000	831,591
Norfolk Southern Corporation	3.00	4-1-2022	500,000	478,699
Norfolk Southern Corporation	3.85	1-15-2024	200,000	198,225

52

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
Norfolk Southern Corporation	3.95%	10-1-2042	$120,000	$101,257
Norfolk Southern Corporation	4.84	10-1-2041	685,000	661,719
Norfolk Southern Corporation	5.59	5-17-2025	53,000	58,896
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,272,418
Norfolk Southern Corporation	5.90	6-15-2019	65,000	76,194
Ryder System Incorporated	2.45	11-15-2018	350,000	349,960
Ryder System Incorporated	2.50	3-1-2017	200,000	203,276
Ryder System Incorporated	3.15	3-2-2015	115,000	118,161
Ryder System Incorporated	3.50	6-1-2017	200,000	210,676
Ryder System Incorporated	5.85	11-1-2016	250,000	279,333
Union Pacific Corporation	4.00	2-1-2021	500,000	525,841
Union Pacific Corporation	4.16	7-15-2022	437,000	457,003
Union Pacific Corporation	4.30	6-15-2042	250,000	229,388
Union Pacific Corporation 144A	4.82	2-1-2044	947,000	928,559
Union Pacific Corporation	4.88	1-15-2015	360,000	377,337
				17,566,744

Trading Companies & Distributors : 0.00%
Air Lease Corporation	3.38	1-15-2019	250,000	250,615

Information Technology : 1.22%
Communications Equipment : 0.14%
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,068,405
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,044,428
Cisco Systems Incorporated	4.95	2-15-2019	800,000	910,316
Cisco Systems Incorporated	5.50	2-22-2016	775,000	858,170
Cisco Systems Incorporated	5.50	1-15-2040	700,000	751,146
Cisco Systems Incorporated	5.90	2-15-2039	800,000	896,794
Harris Corporation	4.40	12-15-2020	300,000	315,810
Harris Corporation	5.95	12-1-2017	400,000	444,998
Juniper Networks Incorporated	3.10	3-15-2016	250,000	257,807
Motorola Incorporated	3.50	3-1-2023	550,000	509,695
Motorola Incorporated	6.00	11-15-2017	700,000	800,250
Motorola Incorporated	7.50	5-15-2025	120,000	144,200
				8,002,019

Computers & Peripherals : 0.26%
Apple Incorporated	0.45	5-3-2016	500,000	498,474
Apple Incorporated	1.00	5-3-2018	1,500,000	1,460,391
Apple Incorporated	2.40	5-3-2023	2,150,000	1,947,713
Apple Incorporated	3.85	5-4-2043	1,400,000	1,167,285
EMC Corporation	1.88	6-1-2018	950,000	948,889
EMC Corporation	3.38	6-1-2023	850,000	828,301
Hewlett-Packard Company	2.13	9-13-2015	500,000	509,846
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,020,176
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	1,028,826
Hewlett-Packard Company	3.00	9-15-2016	500,000	520,378
Hewlett-Packard Company	3.75	12-1-2020	250,000	250,056
Hewlett-Packard Company	4.05	9-15-2022	250,000	248,231
Hewlett-Packard Company	4.30	6-1-2021	500,000	506,512
Hewlett-Packard Company	4.38	9-15-2021	500,000	503,209
Hewlett-Packard Company	4.65	12-9-2021	500,000	513,587
Hewlett-Packard Company	5.40	3-1-2017	500,000	554,879
Hewlett-Packard Company	5.50	3-1-2018	500,000	559,088
Hewlett-Packard Company	6.00	9-15-2041	475,000	469,526
IBM Corporation	1.63	5-15-2020	500,000	469,913
Lexmark International Incorporated	6.65	6-1-2018	250,000	282,001
NetApp Incorporated	2.00	12-15-2017	250,000	251,427
NetApp Incorporated	3.25	12-15-2022	250,000	228,827
				14,767,535

53

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	3.88%	7-15-2023	$150,000	$144,600
Agilent Technologies Incorporated	5.50	9-14-2015	500,000	541,648
Agilent Technologies Incorporated	6.50	11-1-2017	260,000	302,468
Amphenol Corporation	4.00	2-1-2022	300,000	295,139
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	312,468
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	108,477
Avnet Incorporated	5.88	6-15-2020	100,000	106,273
Avnet Incorporated	6.63	9-15-2016	300,000	338,225
Corning Incorporated	1.45	11-15-2017	400,000	395,558
Corning Incorporated	3.70	11-15-2023	113,000	112,475
Corning Incorporated	4.25	8-15-2020	250,000	268,725
Corning Incorporated	5.75	8-15-2040	150,000	166,570
Corning Incorporated	6.63	5-15-2019	20,000	24,299
Tech Data Corporation	3.75	9-21-2017	100,000	102,879
				3,219,804

Internet Software & Services : 0.05%
eBay Incorporated	0.70	7-15-2015	100,000	100,333
eBay Incorporated	1.35	7-15-2017	400,000	401,376
eBay Incorporated	1.63	10-15-2015	400,000	408,393
eBay Incorporated	2.60	7-15-2022	350,000	325,593
eBay Incorporated	3.25	10-15-2020	200,000	205,445
eBay Incorporated	4.00	7-15-2042	250,000	209,633
Google Incorporated	2.13	5-19-2016	500,000	518,361
Google Incorporated	3.63	5-19-2021	500,000	524,278
				2,693,412

IT Services : 0.23%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	101,198
Computer Sciences Corporation	2.50	9-15-2015	111,000	113,509
Computer Sciences Corporation	4.45	9-15-2022	200,000	195,071
Computer Sciences Corporation	6.50	3-15-2018	425,000	493,729
Fiserv Incorporated	3.50	10-1-2022	400,000	377,074
Fiserv Incorporated	4.75	6-15-2021	500,000	514,457
Fiserv Incorporated	6.80	11-20-2017	100,000	116,810
IBM Corporation	0.45	5-6-2016	400,000	398,487
IBM Corporation	0.55	2-6-2015	1,000,000	1,002,659
IBM Corporation	0.75	5-11-2015	400,000	402,160
IBM Corporation	1.25	2-8-2018	500,000	495,109
IBM Corporation	1.88	5-15-2019	500,000	493,923
IBM Corporation	1.88	8-1-2022	400,000	353,564
IBM Corporation	1.95	7-22-2016	725,000	747,880
IBM Corporation	3.38	8-1-2023	1,400,000	1,372,622
IBM Corporation	4.00	6-20-2042	500,000	438,481
IBM Corporation	5.60	11-30-2039	900,000	999,730
IBM Corporation	5.70	9-14-2017	1,000,000	1,157,571
IBM Corporation	5.88	11-29-2032	250,000	293,019
IBM Corporation	7.00	10-30-2025	300,000	385,355
IBM Corporation	7.63	10-15-2018	500,000	632,578
SAIC Incorporated	4.45	12-1-2020	500,000	498,030
SAIC Incorporated	5.95	12-1-2040	100,000	96,544
Total System Services Incorporated	2.38	6-1-2018	205,000	202,436
Total System Services Incorporated	3.75	6-1-2023	150,000	139,556
Western Union Company	2.88	12-10-2017	250,000	256,528
Western Union Company	5.25	4-1-2020	80,000	85,335
Western Union Company	5.93	10-1-2016	425,000	475,025
Western Union Company	6.20	11-17-2036	175,000	165,481
Western Union Company	6.20	6-21-2040	200,000	187,998
				13,191,919

54

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Office Electronics : 0.05%
Xerox Corporation	2.95%	3-15-2017	$1,000,000	$1,028,964
Xerox Corporation	4.25	2-15-2015	500,000	519,575
Xerox Corporation	5.63	12-15-2019	200,000	223,588
Xerox Corporation	6.35	5-15-2018	150,000	173,598
Xerox Corporation	6.40	3-15-2016	500,000	554,623
Xerox Corporation	6.75	2-1-2017	250,000	285,895
Xerox Corporation	6.75	12-15-2039	100,000	107,117
				2,893,360

Semiconductors & Semiconductor Equipment : 0.14%
Altera Corporation	2.50	11-15-2018	250,000	248,241
Analog Devices Incorporated	2.88	6-1-2023	150,000	138,279
Applied Materials Incorporated	2.65	6-15-2016	500,000	520,595
Applied Materials Incorporated	4.30	6-15-2021	300,000	313,816
Applied Materials Incorporated	5.85	6-15-2041	200,000	208,247
Broadcom Corporation	2.38	11-1-2015	200,000	205,866
Broadcom Corporation	2.50	8-15-2022	250,000	227,048
Intel Corporation	1.35	12-15-2017	1,150,000	1,148,099
Intel Corporation	1.95	10-1-2016	600,000	619,616
Intel Corporation	2.70	12-15-2022	550,000	510,255
Intel Corporation	3.30	10-1-2021	847,000	853,014
Intel Corporation	4.00	12-15-2032	500,000	461,287
Intel Corporation	4.25	12-15-2042	250,000	220,198
Intel Corporation	4.80	10-1-2041	643,000	622,276
KLA Tencor Corporation	6.90	5-1-2018	300,000	352,814
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	184,274
National Semiconductor Corporation	3.95	4-15-2015	350,000	366,280
Texas Instruments Incorporated	0.45	8-3-2015	100,000	99,996
Texas Instruments Incorporated	1.00	5-1-2018	200,000	194,558
Texas Instruments Incorporated	1.65	8-3-2019	250,000	242,293
Texas Instruments Incorporated	2.25	5-1-2023	250,000	224,450
Texas Instruments Incorporated	2.38	5-16-2016	300,000	312,128
				8,273,630

Software : 0.29%
Adobe Systems Incorporated	3.25	2-1-2015	100,000	102,910
Adobe Systems Incorporated	4.75	2-1-2020	325,000	352,634
Autodesk Incorporated	1.95	12-15-2017	250,000	248,631
Autodesk Incorporated	3.60	12-15-2022	250,000	232,634
CA Incorporated	5.38	12-1-2019	500,000	560,537
CA Incorporated	6.13	12-1-2014	500,000	525,108
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	111,368
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	120,166
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	306,750
Intuit Incorporated	5.75	3-15-2017	200,000	223,070
Microsoft Corporation	1.63	9-25-2015	1,000,000	1,023,281
Microsoft Corporation	2.38	5-1-2023	1,000,000	907,728
Microsoft Corporation	3.00	10-1-2020	400,000	408,019
Microsoft Corporation	3.50	11-15-2042	500,000	401,169
Microsoft Corporation	3.75	5-1-2043	47,000	39,489
Microsoft Corporation	4.00	2-8-2021	500,000	533,845
Microsoft Corporation	4.20	6-1-2019	375,000	416,009
Microsoft Corporation	4.50	10-1-2040	500,000	475,617
Microsoft Corporation	5.20	6-1-2039	110,000	115,339
Microsoft Corporation	5.30	2-8-2041	500,000	530,947
Oracle Corporation	1.20	10-15-2017	1,350,000	1,340,767
Oracle Corporation	2.38	1-15-2019	600,000	609,641
Oracle Corporation	2.50	10-15-2022	800,000	736,794
Oracle Corporation	3.63	7-15-2023	400,000	397,698
Oracle Corporation	3.88	7-15-2020	350,000	371,775
Oracle Corporation	5.00	7-8-2019	600,000	685,173
Oracle Corporation	5.25	1-15-2016	850,000	931,429

55

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Oracle Corporation	5.38%	7-15-2040	$1,350,000	$1,449,820
Oracle Corporation	5.75	4-15-2018	1,000,000	1,168,600
Oracle Corporation	6.13	7-8-2039	200,000	233,699
Oracle Corporation	6.50	4-15-2038	250,000	303,846
Symantec Corporation	3.95	6-15-2022	200,000	195,514
Symantec Corporation	4.20	9-15-2020	300,000	306,806
				16,366,813

Materials : 0.87%
Chemicals : 0.43%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	130,409
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	56,517
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	243,171
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	164,112
Airgas Incorporated	2.90	11-15-2022	500,000	457,326
Albemarle Corporation	4.50	12-15-2020	300,000	312,916
Cabot Corporation	5.00	10-1-2016	100,000	109,943
CF Industries Incorporated	3.45	6-1-2023	437,000	410,699
CF Industries Incorporated	4.95	6-1-2043	425,000	394,246
CF Industries Incorporated	6.88	5-1-2018	500,000	589,560
Dow Chemical Company	2.50	2-15-2016	125,000	129,265
Dow Chemical Company	3.00	11-15-2022	500,000	465,334
Dow Chemical Company	4.13	11-15-2021	500,000	514,255
Dow Chemical Company	4.25	11-15-2020	575,000	615,801
Dow Chemical Company	4.38	11-15-2042	500,000	441,625
Dow Chemical Company	5.25	11-15-2041	250,000	251,238
Dow Chemical Company	5.70	5-15-2018	197,000	227,029
Dow Chemical Company	7.38	11-1-2029	600,000	765,373
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,141,151
Dow Chemical Company	9.40	5-15-2039	385,000	574,001
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	522,441
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	465,311
E.I. du Pont de Nemours & Company	3.25	1-15-2015	700,000	722,367
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	518,370
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	267,556
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	452,609
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	219,005
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	297,951
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	281,258
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	27,089
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	736,389
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	304,857
Eastman Chemical Company	2.40	6-1-2017	400,000	407,783
Eastman Chemical Company	3.60	8-15-2022	400,000	388,433
Eastman Chemical Company	4.50	1-15-2021	500,000	520,155
Eastman Chemical Company	4.80	9-1-2042	200,000	188,526
Ecolab Incorporated	1.00	8-9-2015	94,000	94,356
Ecolab Incorporated	2.38	12-8-2014	250,000	254,664
Ecolab Incorporated	3.00	12-8-2016	500,000	524,906
Ecolab Incorporated	4.35	12-8-2021	500,000	525,316
Ecolab Incorporated	5.50	12-8-2041	300,000	318,453
FMC Corporation	3.95	2-1-2022	125,000	124,165
FMC Corporation	4.10	2-1-2024	250,000	250,290
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	93,505
Lubrizol Corporation	8.88	2-1-2019	250,000	329,620
Monsanto Company	2.75	4-15-2016	200,000	209,510
Monsanto Company	3.60	7-15-2042	150,000	124,475
Monsanto Company	5.13	4-15-2018	500,000	568,510
Monsanto Company	5.50	8-15-2025	100,000	114,945
Mosaic Company	3.75	11-15-2021	115,000	113,703
Mosaic Company	4.25	11-15-2023	425,000	422,730
Mosaic Company	5.45	11-15-2033	304,000	310,478
Mosaic Company	5.63	11-15-2043	250,000	254,343

56

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
NewMarket Corporation	4.10%	12-15-2022	$50,000	$47,896
PPG Industries Incorporated	1.90	1-15-2016	50,000	50,941
PPG Industries Incorporated	3.60	11-15-2020	100,000	102,622
PPG Industries Incorporated	5.50	11-15-2040	150,000	157,247
PPG Industries Incorporated	6.65	3-15-2018	300,000	352,331
PPG Industries Incorporated	7.70	3-15-2038	250,000	324,572
Praxair Incorporated	1.05	11-7-2017	438,000	431,465
Praxair Incorporated	1.25	11-7-2018	100,000	96,993
Praxair Incorporated	2.20	8-15-2022	500,000	452,798
Praxair Incorporated	2.45	2-15-2022	200,000	186,552
Praxair Incorporated	2.70	2-21-2023	150,000	140,996
Praxair Incorporated	3.55	11-7-2042	150,000	123,163
Praxair Incorporated	4.05	3-15-2021	200,000	210,739
Praxair Incorporated	5.20	3-15-2017	50,000	56,118
Praxair Incorporated	5.38	11-1-2016	75,000	84,387
RPM International Incorporated	6.13	10-15-2019	200,000	227,692
RPM International Incorporated	6.50	2-15-2018	250,000	287,743
Sherwin-Williams Company	1.35	12-15-2017	250,000	247,065
Sherwin-Williams Company	3.13	12-15-2014	250,000	256,547
Sherwin-Williams Company	4.00	12-15-2042	132,000	114,700
Valspar Corporation	4.20	1-15-2022	100,000	100,357
Valspar Corporation	7.25	6-15-2019	100,000	120,141
Westlake Chemical Corporation	3.60	7-15-2022	29,000	27,699
				24,148,804

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	141,563

Containers & Packaging : 0.01%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,911
Packaging Corporation of America	3.90	6-15-2022	200,000	195,504
Packaging Corporation of America	4.50	11-1-2023	50,000	50,521
Sonoco Products Company	4.38	11-1-2021	100,000	102,677
				360,613

Metals & Mining : 0.33%
Alcoa Incorporated	5.40	4-15-2021	500,000	511,658
Alcoa Incorporated	5.55	2-1-2017	25,000	27,069
Alcoa Incorporated	5.72	2-23-2019	350,000	374,639
Alcoa Incorporated	5.87	2-23-2022	500,000	511,181
Alcoa Incorporated	5.90	2-1-2027	300,000	298,716
Alcoa Incorporated	5.95	2-1-2037	258,000	242,111
Alcoa Incorporated	6.15	8-15-2020	500,000	533,914
Alcoa Incorporated	6.75	7-15-2018	50,000	56,203
Alcoa Incorporated	6.75	1-15-2028	200,000	209,340
Allegheny Technologies Incorporated	5.88	8-15-2023	250,000	254,485
Allegheny Technologies Incorporated	5.95	1-15-2021	50,000	52,093
Allegheny Technologies Incorporated	9.38	6-1-2019	150,000	185,295
Barrick Gold Corporation	2.90	5-30-2016	400,000	418,157
Barrick Gold Corporation	6.95	4-1-2019	300,000	352,058
Barrick North America Finance LLC	6.80	9-15-2018	250,000	293,311
Carpenter Technology Corporation	4.45	3-1-2023	80,000	77,655
Cliffs Natural Resources «	3.95	1-15-2018	250,000	253,098
Cliffs Natural Resources «	4.80	10-1-2020	255,000	253,135
Cliffs Natural Resources	6.25	10-1-2040	420,000	366,786
Freeport-McMoRan Copper & Gold Incorporated	1.40	2-13-2015	200,000	201,485
Freeport-McMoRan Copper & Gold Incorporated	2.38	3-15-2018	2,500,000	2,493,158
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	2,000,000	1,864,202
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	704,050
Freeport-McMoRan Copper & Gold Incorporated	5.45	3-15-2043	850,000	797,387
Newmont Mining Corporation	3.50	3-15-2022	600,000	518,599
Newmont Mining Corporation	4.88	3-15-2042	500,000	371,523

57

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Newmont Mining Corporation	5.13%	10-1-2019	$475,000	$501,428
Newmont Mining Corporation	6.25	10-1-2039	475,000	424,096
Nucor Corporation	4.00	8-1-2023	189,000	185,923
Nucor Corporation	5.20	8-1-2043	200,000	193,653
Nucor Corporation	5.75	12-1-2017	500,000	570,511
Nucor Corporation	5.85	6-1-2018	150,000	172,102
Nucor Corporation	6.40	12-1-2037	200,000	222,516
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	147,225
Rio Tinto Alcan Incorporated	5.00	6-1-2015	180,000	190,903
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	676,952
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	499,327
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	205,655
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	626,720
Southern Copper Corporation	5.25	11-8-2042	500,000	402,704
Southern Copper Corporation	5.38	4-16-2020	90,000	97,067
Southern Copper Corporation	6.75	4-16-2040	440,000	418,414
Southern Copper Corporation	7.50	7-27-2035	600,000	623,162
Teck Resources Limited Company	3.15	1-15-2017	250,000	259,077
				18,638,743

Paper & Forest Products : 0.10%
Domtar Corporation	4.40	4-1-2022	500,000	481,514
Georgia-Pacific LLC	7.25	6-1-2028	325,000	399,892
Georgia-Pacific LLC	8.00	1-15-2024	200,000	259,276
Georgia-Pacific LLC	8.88	5-15-2031	500,000	698,585
International Paper Company	4.75	2-15-2022	75,000	79,234
International Paper Company	5.30	4-1-2015	430,000	454,726
International Paper Company	6.00	11-15-2041	535,000	576,977
International Paper Company	7.30	11-15-2039	250,000	305,182
International Paper Company	7.50	8-15-2021	450,000	555,566
International Paper Company	7.95	6-15-2018	1,000,000	1,237,276
MeadWestvaco Corporation	7.95	2-15-2031	50,000	58,548
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	251,177
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	524,264
				5,882,217

Telecommunication Services : 1.06%
Diversified Telecommunication Services : 1.05%
Alltel Corporation	7.00	3-15-2016	250,000	282,532
Alltel Corporation	7.88	7-1-2032	350,000	455,883
AT&T Corporation	1.40	12-1-2017	1,000,000	984,573
AT&T Incorporated	0.80	12-1-2015	500,000	499,384
AT&T Incorporated	0.88	2-13-2015	500,000	501,258
AT&T Incorporated	0.90	2-12-2016	250,000	249,581
AT&T Incorporated	1.60	2-15-2017	500,000	502,452
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,002,627
AT&T Incorporated	2.40	8-15-2016	620,000	640,728
AT&T Incorporated	2.50	8-15-2015	500,000	513,848
AT&T Incorporated	2.63	12-1-2022	1,000,000	891,655
AT&T Incorporated	2.95	5-15-2016	1,150,000	1,200,444
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,401,357
AT&T Incorporated	3.88	8-15-2021	45,000	45,292
AT&T Incorporated	4.30	12-15-2042	500,000	416,911
AT&T Incorporated	4.35	6-15-2045	1,250,000	1,033,323
AT&T Incorporated	4.45	5-15-2021	650,000	682,059
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,291,452
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,136,291
AT&T Incorporated	5.55	8-15-2041	60,000	59,611
AT&T Incorporated	5.60	5-15-2018	500,000	573,416
AT&T Incorporated	5.80	2-15-2019	800,000	926,098
AT&T Incorporated	6.15	9-15-2034	500,000	532,473

58

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
AT&T Incorporated	6.30%	1-15-2038	$1,500,000	$1,622,094
AT&T Incorporated	6.50	9-1-2037	970,000	1,074,820
AT&T Incorporated	6.55	2-15-2039	800,000	888,464
AT&T Incorporated	8.00	11-15-2031	536,000	717,649
Embarq Corporation	7.08	6-1-2016	1,000,000	1,119,353
Embarq Corporation	8.00	6-1-2036	1,500,000	1,525,070
France Telecom	5.38	1-13-2042	500,000	500,644
Qwest Corporation	6.88	9-15-2033	300,000	285,000
SBC Communications	5.63	6-15-2016	350,000	388,975
Verizon Communications Incorporated	0.70	11-2-2015	500,000	498,651
Verizon Communications Incorporated	2.00	11-1-2016	500,000	511,866
Verizon Communications Incorporated	2.45	11-1-2022	600,000	533,525
Verizon Communications Incorporated	2.50	9-15-2016	652,000	676,969
Verizon Communications Incorporated	3.00	4-1-2016	500,000	522,361
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	990,003
Verizon Communications Incorporated	3.65	9-14-2018	2,500,000	2,657,385
Verizon Communications Incorporated	3.85	11-1-2042	400,000	319,904
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,104,782
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,059,458
Verizon Communications Incorporated	4.75	11-1-2041	500,000	454,354
Verizon Communications Incorporated	4.90	9-15-2015	325,000	348,192
Verizon Communications Incorporated	5.15	9-15-2023	4,500,000	4,800,173
Verizon Communications Incorporated	5.50	2-15-2018	1,000,000	1,137,941
Verizon Communications Incorporated	6.00	4-1-2041	500,000	532,462
Verizon Communications Incorporated	6.10	4-15-2018	500,000	580,875
Verizon Communications Incorporated	6.25	4-1-2037	250,000	272,172
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,183,004
Verizon Communications Incorporated	6.40	9-15-2033	2,864,000	3,195,938
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,110,090
Verizon Communications Incorporated	6.55	9-15-2043	6,500,000	7,393,627
Verizon Communications Incorporated	6.90	4-15-2038	500,000	582,428
Verizon Communications Incorporated	7.35	4-1-2039	850,000	1,045,181
Verizon Communications Incorporated	8.75	11-1-2018	258,000	331,732
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	625,970
Verizon Global Funding Corporation	7.75	12-1-2030	850,000	1,064,226
Verizon Wireless Capital LLC	8.50	11-15-2018	900,000	1,157,443
				59,636,029

Wireless Telecommunication Services : 0.01%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	99,461
CC Holdings GS V LLC	3.85	4-15-2023	500,000	471,077
US Cellular Corporation	6.70	12-15-2033	200,000	191,806
				762,344

Utilities : 1.80%
Electric Utilities : 1.41%
Alabama Power Company	0.55	10-15-2015	31,000	30,958
Alabama Power Company	3.85	12-1-2042	200,000	172,791
Alabama Power Company	5.50	3-15-2041	65,000	71,710
Alabama Power Company	6.00	3-1-2039	500,000	581,882
Alabama Power Company	6.13	5-15-2038	105,000	122,121
Ameren Corporation	5.40	2-1-2016	75,000	81,812
Ameren Illinois Company	6.13	11-15-2017	100,000	115,201
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	186,868
Appalachian Power Company	5.80	10-1-2035	315,000	330,363
Appalachian Power Company	6.38	4-1-2036	300,000	334,907
Appalachian Power Company	7.00	4-1-2038	600,000	722,999
Appalachian Power Company	7.95	1-15-2020	250,000	312,361
Arizona Public Service Company	4.50	4-1-2042	100,000	95,589
Arizona Public Service Company	8.75	3-1-2019	500,000	645,696
Atlantic City Electric Company	7.75	11-15-2018	65,000	81,328

59

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Baltimore Gas & Electric Company	3.50%	11-15-2021	$500,000	$503,578
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	395,577
Carolina Power & Light Company	2.80	5-15-2022	250,000	239,129
Carolina Power & Light Company	5.25	12-15-2015	180,000	196,819
Carolina Power & Light Company	5.30	1-15-2019	500,000	576,865
CenterPoint Energy Houston	2.25	8-1-2022	300,000	275,448
CenterPoint Energy Houston	3.55	8-1-2042	250,000	208,576
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	320,204
Cleco Power LLC	6.00	12-1-2040	300,000	331,549
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	502,759
Columbus Southern Power Company	6.05	5-1-2018	200,000	230,882
Commonwealth Edison Company	3.80	10-1-2042	100,000	87,066
Commonwealth Edison Company	4.70	4-15-2015	250,000	263,751
Commonwealth Edison Company	5.80	3-15-2018	500,000	582,199
Commonwealth Edison Company	5.90	3-15-2036	250,000	290,540
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	73,988
Connecticut Light & Power Company	5.65	5-1-2018	100,000	116,280
Connecticut Light & Power Company	6.35	6-1-2036	200,000	240,318
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	609,739
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	247,687
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	112,315
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	56,436
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	286,613
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	304,102
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	116,993
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	381,084
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	666,226
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	233,666
Consumers Energy Company	5.65	9-15-2018	150,000	175,568
Consumers Energy Company	6.70	9-15-2019	500,000	618,658
Dayton Power & Light Company 144A	1.88	9-15-2016	75,000	75,706
Delmarva Power & Light Company	4.00	6-1-2042	300,000	270,887
Detroit Edison Company	2.65	6-15-2022	200,000	189,025
Detroit Edison Company	3.45	10-1-2020	500,000	517,020
DTE Electric Company	3.65	3-15-2024	150,000	151,322
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	769,072
Duke Energy Carolinas LLC	4.00	9-30-2042	250,000	225,591
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	470,657
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	289,066
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	123,746
Duke Energy Corporation	3.05	8-15-2022	100,000	95,948
Duke Energy Corporation	3.35	4-1-2015	750,000	775,529
Duke Energy Corporation	3.95	10-15-2023	200,000	201,680
Duke Energy Corporation	6.45	10-15-2032	375,000	446,221
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	87,403
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	526,437
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	155,850
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	930,191
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	79,895
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	287,728
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	248,340
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	137,638
Entergy Corporation	3.63	9-15-2015	200,000	206,997
Entergy Corporation	4.70	1-15-2017	250,000	267,751
Entergy Corporation	5.13	9-15-2020	250,000	262,059
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	134,979
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	116,006
Entergy Louisiana LLC	1.88	12-15-2014	130,000	131,749
Entergy Louisiana LLC	4.05	9-1-2023	400,000	412,126
Entergy Louisiana LLC	5.40	11-1-2024	250,000	284,331
Entergy Texas Incorporated	7.13	2-1-2019	200,000	238,383
Exelon Corporation	4.90	6-15-2015	375,000	396,376
Exelon Corporation	5.63	6-15-2035	365,000	362,262
Exelon Generation Company LLC	4.25	6-15-2022	225,000	218,005
Exelon Generation Company LLC	5.20	10-1-2019	500,000	547,941

60

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Exelon Generation Company LLC	5.60%	6-15-2042	$605,000	$566,984
Exelon Generation Company LLC	6.25	10-1-2039	500,000	503,424
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	164,660
Florida Power & Light Company	4.05	6-1-2042	250,000	229,565
Florida Power & Light Company	4.13	2-1-2042	300,000	280,505
Florida Power & Light Company	5.25	2-1-2041	200,000	218,857
Florida Power & Light Company	5.63	4-1-2034	250,000	283,027
Florida Power & Light Company	5.65	2-1-2037	380,000	435,531
Florida Power & Light Company	5.69	3-1-2040	585,000	681,975
Florida Power & Light Company	5.85	5-1-2037	100,000	117,548
Florida Power & Light Company	5.95	2-1-2038	320,000	381,765
Florida Power & Light Company	5.96	4-1-2039	250,000	299,869
Florida Power & Light Company	6.20	6-1-2036	500,000	613,333
Florida Power Corporation	5.65	6-15-2018	300,000	348,723
Florida Power Corporation	5.65	4-1-2040	125,000	142,909
Florida Power Corporation	5.80	9-15-2017	200,000	230,752
Florida Power Corporation	6.40	6-15-2038	500,000	625,043
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	864,540
Georgia Power Company	4.25	12-1-2019	375,000	413,672
Georgia Power Company	4.30	3-15-2042	1,000,000	903,583
Georgia Power Company	4.30	3-15-2043	350,000	315,714
Georgia Power Company	5.40	6-1-2018	200,000	228,404
Georgia Power Company	5.40	6-1-2040	250,000	262,490
Georgia Power Company	5.95	2-1-2039	250,000	281,226
Georgia Power Company Series B	5.70	6-1-2017	100,000	113,898
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	52,740
Iberdrola International BV	6.75	7-15-2036	500,000	545,015
Indiana Michigan Power Company	3.20	3-15-2023	100,000	94,467
Indiana Michigan Power Company	7.00	3-15-2019	500,000	599,881
Interstate Power & Light Company	4.70	10-15-2043	300,000	302,114
Interstate Power & Light Company	6.25	7-15-2039	30,000	35,794
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	109,477
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	300,378
Kansas City Power & Light Company	3.15	3-15-2023	200,000	186,975
Kansas City Power & Light Company	6.38	3-1-2018	250,000	291,021
Kansas City Power & Light Company	7.15	4-1-2019	200,000	246,737
Kentucky Utilities Company	3.25	11-1-2020	500,000	510,992
Kentucky Utilities Company	5.13	11-1-2040	500,000	534,973
LG&E & KU Energy LLC	2.13	11-15-2015	100,000	102,042
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	101,059
MidAmerican Energy Holdings Company 144A	1.10	5-15-2017	300,000	300,024
MidAmerican Energy Holdings Company 144A	2.00	11-15-2018	250,000	250,089
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	510,669
MidAmerican Energy Holdings Company 144A	3.75	11-15-2023	500,000	495,629
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	302,088
MidAmerican Energy Holdings Company 144A	5.15	11-15-2043	400,000	399,029
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	286,305
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	85,728
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	329,598
MidAmerican Energy Holdings Company	6.13	4-1-2036	700,000	791,316
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	586,883
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	186,832
Nevada Power Company	5.45	5-15-2041	120,000	131,134
Nevada Power Company	6.75	7-1-2037	200,000	250,217
Nevada Power Company	7.13	3-15-2019	300,000	371,032
Nevada Power Company Series O	6.50	5-15-2018	550,000	655,007
NiSource Finance Corporation	4.80	2-15-2044	350,000	312,402
NiSource Finance Corporation	5.25	9-15-2017	180,000	200,066
NiSource Finance Corporation	5.45	9-15-2020	415,000	463,546
NiSource Finance Corporation	5.65	2-1-2045	200,000	201,586
NiSource Finance Corporation	6.13	3-1-2022	100,000	111,836
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,163,424
NiSource Finance Corporation	6.80	1-15-2019	90,000	106,416
Northeast Utilities	1.45	5-1-2018	350,000	342,753
Northeast Utilities	2.80	5-1-2023	175,000	160,918

61

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Northern States Power Company of Minnesota	1.95%	8-15-2015	$150,000	$153,870
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	226,701
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	139,836
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	204,327
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	571,397
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	44,153
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	363,918
NSTAR Electric Company	2.38	10-15-2022	200,000	183,895
NSTAR Electric Company	5.50	3-15-2040	100,000	110,612
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	305,545
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	165,547
Ohio Edison Company	6.88	7-15-2036	250,000	292,513
Ohio Edison Company	8.25	10-15-2038	200,000	285,796
Ohio Power Company	5.38	10-1-2021	65,000	73,057
Ohio Power Company	6.00	6-1-2016	250,000	278,601
Ohio Power Company	6.60	2-15-2033	194,000	228,926
Ohio Power Company	6.60	3-1-2033	150,000	176,024
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	106,099
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	114,080
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	510,934
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	190,402
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	253,753
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	596,479
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	211,653
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	256,430
PacifiCorp	4.10	2-1-2042	100,000	91,619
PacifiCorp	5.65	7-15-2018	600,000	697,710
PacifiCorp	5.75	4-1-2037	250,000	285,556
PacifiCorp	6.00	1-15-2039	500,000	589,790
PacifiCorp	6.25	10-15-2037	720,000	873,660
PECO Energy Company	2.38	9-15-2022	1,000,000	912,261
Pepco Holdings Incorporated	2.70	10-1-2015	350,000	359,301
Portland General Electric Company	6.10	4-15-2019	250,000	298,617
Potomac Electric Power	6.50	11-15-2037	200,000	252,567
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	98,672
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	469,838
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	200,050
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	110,229
PPL Electric Utilities	4.75	7-15-2043	150,000	152,497
PPL Electric Utilities	5.20	7-15-2041	200,000	214,860
PPL Electric Utilities	6.25	5-15-2039	45,000	54,787
PPL Energy Supply LLC	4.60	12-15-2021	275,000	266,974
PPL Energy Supply LLC	6.20	5-15-2016	500,000	554,371
Progress Energy Incorporated	3.15	4-1-2022	500,000	484,053
Progress Energy Incorporated	4.10	5-15-2042	250,000	229,691
Progress Energy Incorporated	4.40	1-15-2021	750,000	797,195
Progress Energy Incorporated	4.55	4-1-2020	75,000	82,164
Progress Energy Incorporated	6.00	12-1-2039	300,000	335,581
Progress Energy Incorporated	6.30	4-1-2038	50,000	60,564
Progress Energy Incorporated	7.00	10-30-2031	500,000	602,984
Progress Energy Incorporated	7.75	3-1-2031	300,000	385,336
PSEG Power LLC	2.45	11-15-2018	300,000	301,218
PSEG Power LLC	4.15	9-15-2021	250,000	255,897
PSEG Power LLC	4.30	11-15-2023	300,000	300,078
PSEG Power LLC	5.13	4-15-2020	280,000	306,141
PSEG Power LLC	8.63	4-15-2031	75,000	102,383
Public Service Company of Colorado	2.25	9-15-2022	100,000	91,000
Public Service Company of Colorado	2.50	3-15-2023	250,000	231,339
Public Service Company of Colorado	3.20	11-15-2020	300,000	304,747
Public Service Company of Colorado	3.95	3-15-2043	125,000	112,446
Public Service Company of Colorado	5.13	6-1-2019	50,000	57,464
Public Service Company of Colorado	6.25	9-1-2037	500,000	622,096
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	296,868
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	106,654
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	44,935

62

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Public Service Electric & Gas Company	2.38%	5-15-2023	$200,000	$182,846
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	213,547
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	174,608
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	89,812
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,148,485
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	115,734
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	452,072
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	57,253
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	394,296
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	561,528
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	633,760
Southern California Edison Company	3.88	6-1-2021	270,000	285,814
Southern California Edison Company	3.90	3-15-2043	150,000	133,289
Southern California Edison Company	4.05	3-15-2042	500,000	456,291
Southern California Edison Company	5.50	8-15-2018	500,000	580,695
Southern California Edison Company	5.50	3-15-2040	700,000	787,873
Southern California Edison Company	6.00	1-15-2034	100,000	117,283
Southern California Edison Company	6.05	3-15-2039	350,000	418,522
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	109,056
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	196,649
Southern Company	2.38	9-15-2015	200,000	205,225
Southern Company	2.45	9-1-2018	180,000	182,971
Southwestern Electric Power Company	6.20	3-15-2040	50,000	55,084
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	111,361
Southwestern Public Service Company	6.00	10-1-2036	100,000	111,100
System Energy Resources	4.10	4-1-2023	150,000	149,345
Tampa Electric Company	2.60	9-15-2022	200,000	186,541
Tampa Electric Company	6.10	5-15-2018	100,000	118,146
Tampa Electric Company	6.15	5-15-2037	75,000	86,650
Toleda Edison Company	6.15	5-15-2037	50,000	54,351
TXU Electric Delivery Company	7.25	1-15-2033	75,000	93,523
Union Electric Company	3.90	9-15-2042	250,000	222,378
Union Electric Company	6.40	6-15-2017	500,000	580,337
Union Electric Company	8.45	3-15-2039	80,000	122,235
Virginia Electric & Power Company	4.00	1-15-2043	325,000	293,119
Virginia Electric & Power Company	5.00	6-30-2019	200,000	228,061
Virginia Electric & Power Company	8.88	11-15-2038	300,000	465,510
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	657,766
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	711,646
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,004,749
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	117,513
Westar Energy Incorporated	4.10	4-1-2043	300,000	276,165
Westar Energy Incorporated	8.63	12-1-2018	250,000	322,223
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	149,725
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	387,346
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	112,861
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	171,737
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	57,263
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	304,718
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	406,285
				79,975,395

Gas Utilities : 0.11%
AGL Capital Corporation	5.88	3-15-2041	570,000	636,845
Atmos Energy Corporation	4.15	1-15-2043	161,000	145,473
Atmos Energy Corporation	5.50	6-15-2041	60,000	65,258
Atmos Energy Corporation	6.35	6-15-2017	50,000	57,448
Atmos Energy Corporation	8.50	3-15-2019	250,000	324,587
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	283,587
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	70,266
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	125,659
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	115,407
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	174,423
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	61,695

63

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Gas Utilities (continued)
Consolidated Natural Gas Company Series A	5.00%	12-1-2014	$300,000	$312,897
KeySpan Corporation	5.80	4-1-2035	125,000	132,705
National Fuel Gas Company	3.75	3-1-2023	312,000	297,261
ONEOK Incorporated	5.20	6-15-2015	65,000	68,959
ONEOK Incorporated	6.00	6-15-2035	200,000	184,889
ONEOK Partners LP	3.20	9-15-2018	125,000	129,189
ONEOK Partners LP	6.20	9-15-2043	179,000	192,123
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	462,159
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	49,713
Questar Corporation	2.75	2-1-2016	200,000	207,029
Sempra Energy	2.88	10-1-2022	200,000	185,147
Sempra Energy	6.00	10-15-2039	300,000	334,096
Sempra Energy	6.50	6-1-2016	1,090,000	1,234,347
Southern California Gas Company	3.75	9-15-2042	200,000	176,929
Southern California Gas Company	5.13	11-15-2040	100,000	108,619
Southern California Gas Company	5.75	11-15-2035	75,000	87,805
				6,224,515

Independent Power Producers & Energy Traders : 0.03%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	107,545
Southern Power Company	5.15	9-15-2041	500,000	491,569
Southern Power Company	5.25	7-15-2043	120,000	119,534
Southern Power Company Series D	4.88	7-15-2015	500,000	532,582
Transalta Corporation	6.65	5-15-2018	200,000	228,634
				1,479,864

Multi-Utilities : 0.24%
Avista Corporation	5.13	4-1-2022	55,000	61,000
Black Hills Corporation	4.25	11-30-2023	300,000	300,080
CMS Energy Corporation	4.70	3-31-2043	125,000	116,249
CMS Energy Corporation	5.05	3-15-2022	350,000	382,469
Consumers Energy Company	3.38	8-15-2023	500,000	493,813
Consumers Energy Company	3.95	5-15-2043	200,000	178,973
Dominion Resources Incorporated	2.25	9-1-2015	100,000	102,903
Dominion Resources Incorporated	2.75	9-15-2022	200,000	186,628
Dominion Resources Incorporated	4.05	9-15-2042	250,000	214,098
Dominion Resources Incorporated	4.45	3-15-2021	100,000	107,075
Dominion Resources Incorporated	4.90	8-1-2041	60,000	58,700
Dominion Resources Incorporated	5.95	6-15-2035	225,000	247,765
Dominion Resources Incorporated	6.40	6-15-2018	750,000	886,103
Dominion Resources Incorporated	7.00	6-15-2038	500,000	626,724
Dominion Resources Incorporated Series A	5.60	11-15-2016	50,000	55,831
Dominion Resources Incorporated Series C	5.15	7-15-2015	350,000	374,054
DTE Energy Company	3.85	12-1-2023	243,000	242,272
DTE Energy Company	6.35	6-1-2016	350,000	394,508
Integrys Energy Group	4.17	11-1-2020	200,000	208,326
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	133,752
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	110,625
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	226,476
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	165,942
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	523,177
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	729,495
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	546,165
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,243,518
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	116,243
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,274,274
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	254,986
Public Service Colorado	3.60	9-15-2042	200,000	169,226
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	476,749
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	750,170
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	111,383
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	636,586

64

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Scana Corporation	4.75%	5-15-2021	$250,000	$257,158
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	127,969
Xcel Energy Incorporated	0.75	5-9-2016	200,000	199,244
Xcel Energy Incorporated	4.70	5-15-2020	250,000	277,118
Xcel Energy Incorporated	4.80	9-15-2041	250,000	242,677
				13,810,504

Water Utilities : 0.01%
American Water Capital Corporation	6.09	10-15-2017	750,000	861,778

Total Corporate Bonds and Notes (Cost $1,156,795,377)				1,197,631,065

Foreign Government Bonds @: 24.95%
Australian Government Bond Series 119 (AUD)	6.25	4-15-2015	1,000,000	956,138
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,700,000	1,678,092
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,250,000	2,291,520
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,500,000	1,425,734
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	850,000	868,504
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	306,531
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	1,850,000	1,761,792
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,800,000	1,779,493
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,250,000	1,258,638
Australian Government Bond Series 134 (AUD)	4.75	10-21-2015	1,750,000	1,653,838
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,300,000	1,227,689
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,200,000	1,122,778
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,397,867
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	700,000	541,041
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	250,000	206,032
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	1,650,000	1,637,320
Belgium (Kingdom) (EUR)	1.25	6-22-2018	1,100,000	1,510,190
Belgium (Kingdom) (EUR)	2.25	6-22-2023	1,300,000	1,751,427
Belgium (Kingdom) (EUR) 144A	2.75	3-28-2016	1,050,000	1,506,305
Belgium (Kingdom) (EUR) 144A	3.25	9-28-2016	1,200,000	1,757,894
Belgium (Kingdom) (EUR) 144A	3.50	6-28-2017	1,275,000	1,902,677
Belgium (Kingdom) (EUR) 144A	3.75	9-28-2015	1,075,000	1,554,587
Belgium (Kingdom) (EUR) 144A	3.75	9-28-2020	2,050,000	3,166,126
Belgium (Kingdom) (EUR)	3.75	6-22-2045	300,000	427,968
Belgium (Kingdom) (EUR) 144A	4.00	3-28-2018	1,250,000	1,919,769
Belgium (Kingdom) (EUR)	4.00	3-28-2022	1,100,000	1,718,054
Belgium (Kingdom) (EUR)	4.00	3-28-2032	1,000,000	1,513,831
Belgium (Kingdom) (EUR) 144A	4.25	9-28-2021	1,350,000	2,147,805
Belgium (Kingdom) (EUR)	4.25	9-28-2022	1,700,000	2,692,934
Belgium (Kingdom) (EUR) 144A	4.25	3-28-2041	1,150,000	1,805,521
Belgium (Kingdom) (EUR) 144A	4.50	3-28-2026	550,000	884,161
Belgium (Kingdom) (EUR)	8.00	3-28-2015	700,000	1,048,506
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,485,000	2,631,602
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	700,000	1,120,276
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,680,000	2,891,124
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,584,901
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,200,000	1,864,055
Belgium Government Bond Series 56 (EUR) 144A	3.50	3-28-2015	800,000	1,134,239
Bonos y Obligaciones del Estado (EUR)	2.75	3-31-2015	1,000,000	1,388,930
Bonos y Obligaciones del Estado (EUR)	3.30	7-30-2016	1,100,000	1,551,225
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2015	1,700,000	2,411,043
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	1,750,000	2,491,251
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	1,700,000	2,468,802
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	800,000	1,110,438
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,800,000	2,643,369
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	300,000	427,887
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	450,000	617,194
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,750,000	2,621,769
Bundesobligation Series 156 (EUR)	2.50	2-27-2015	2,000,000	2,797,912
Bundesobligation Series 157 (EUR)	2.25	4-10-2015	1,750,000	2,446,485

65

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Bundesobligation Series 158 (EUR)	1.75%	10-9-2015	1,600,000	$2,239,469
Bundesobligation Series 159 (EUR)	2.00	2-26-2016	1,950,000	2,759,780
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,850,000	2,588,622
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	1,250,000	1,723,852
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	1,400,000	1,914,491
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	3,409,937
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	500,000	679,454
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,743,974
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,100,000	1,518,319
Bundesrepublik Deutschland (EUR) ¤	0.00	12-12-2014	1,250,000	1,696,444
Bundesrepublik Deutschland (EUR) ¤	0.00	6-12-2015	1,850,000	2,509,531
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	3,500,000	4,748,169
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,000,000	1,346,116
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,700,000	2,276,614
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,250,000	3,124,176
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	1,500,000	2,137,131
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	675,000	941,609
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,000,000	1,465,550
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,894,909
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	1,983,847
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,700,000	2,604,136
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,000,000	1,557,656
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,350,000	2,066,248
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,200,000	2,322,070
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,367,628
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	1,800,000	3,299,084
Bundesrepublik Deutschland Series 04 (EUR)	3.75	1-4-2015	2,300,000	3,248,907
Bundesrepublik Deutschland Series 05 (EUR)	3.25	7-4-2015	2,300,000	3,280,090
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	1,900,000	2,763,534
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,275,000	3,827,693
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	3,311,778
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	3,283,595
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	1,500,000	2,332,674
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	4,758,758
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,550,000	2,959,922
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,550,000	3,949,922
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,000,000	3,120,610
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,600,000	4,076,997
Bundesrepublik Deutschland Series 160 (EUR)	2.75	4-8-2016	1,800,000	2,595,124
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,856,635
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,651,794
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,000,000	2,057,095
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,307,168
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,683,288
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2017	2,250,000	3,483,024
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,300,000	2,299,574
Bundesschatzanweisungen (EUR)	0.25	3-13-2015	350,000	476,450
Bundesschatzanweisungen (EUR)	0.25	9-11-2015	1,000,000	1,361,880
Canadian Government Bond (CAD)	1.00	2-1-2015	1,350,000	1,271,041
Canadian Government Bond (CAD)	1.00	5-1-2015	725,000	682,453
Canadian Government Bond (CAD)	1.00	11-1-2015	600,000	564,116
Canadian Government Bond (CAD)	1.25	2-1-2016	500,000	472,295
Canadian Government Bond (CAD)	1.25	3-1-2018	950,000	881,547
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	737,030
Canadian Government Bond (CAD)	1.50	8-1-2015	2,000,000	1,897,166
Canadian Government Bond (CAD)	1.50	3-1-2017	500,000	473,378
Canadian Government Bond (CAD)	1.50	9-1-2017	2,500,000	2,356,534
Canadian Government Bond (CAD)	1.50	6-1-2023	1,050,000	902,104
Canadian Government Bond (CAD)	2.00	12-1-2014	1,000,000	950,852
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	480,760
Canadian Government Bond (CAD)	2.50	6-1-2015	700,000	673,525
Canadian Government Bond (CAD)	2.50	6-1-2024	500,000	464,189
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,470,469
Canadian Government Bond (CAD)	2.75	6-1-2022	1,200,000	1,157,654
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	928,104

66

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Canadian Government Bond (CAD)	3.25%	6-1-2021	2,750,000	$2,772,811
Canadian Government Bond (CAD)	3.50	6-1-2020	500,000	512,711
Canadian Government Bond (CAD)	3.50	12-1-2045	1,200,000	1,209,796
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,655,166
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,310,110
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	512,955
Canadian Government Bond (CAD)	4.00	6-1-2041	1,550,000	1,689,224
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	1,048,122
Canadian Government Bond (CAD)	4.50	6-1-2015	1,150,000	1,138,566
Canadian Government Bond (CAD)	5.00	6-1-2037	1,250,000	1,547,736
Canadian Government Bond (CAD)	5.75	6-1-2029	1,150,000	1,465,105
Canadian Government Bond (CAD)	5.75	6-1-2033	1,250,000	1,643,289
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	269,029
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	885,737
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	307,048
Denmark Government Bond (DKK)	1.50	11-15-2023	7,500,000	1,334,521
Denmark Government Bond (DKK)	2.50	11-15-2016	4,350,000	846,602
Denmark Government Bond (DKK)	3.00	11-15-2021	6,250,000	1,277,078
Denmark Government Bond (DKK)	4.00	11-15-2015	9,975,000	1,956,739
Denmark Government Bond (DKK)	4.00	11-15-2017	5,000,000	1,039,568
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,231,784
Denmark Government Bond (DKK)	4.50	11-15-2039	10,700,000	2,662,602
Denmark Government Bond (DKK)	7.00	11-10-2024	2,000,000	556,724
France Government Bond (EUR)	0.25	11-25-2015	1,575,000	2,140,224
France Government Bond (EUR)	1.00	5-25-2018	1,000,000	1,367,412
France Government Bond (EUR)	1.00	11-25-2018	1,500,000	2,037,263
France Government Bond (EUR)	1.75	5-25-2023	2,750,000	3,605,867
France Government Bond (EUR)	2.25	10-25-2022	1,950,000	2,697,505
France Government Bond (EUR)	2.25	5-25-2024	500,000	672,732
France Government Bond (EUR)	2.50	10-25-2020	2,600,000	3,768,751
France Government Bond (EUR)	2.75	10-25-2027	2,250,000	3,044,490
France Government Bond (EUR)	3.00	10-25-2015	3,275,000	4,685,361
France Government Bond (EUR)	3.00	4-25-2022	2,250,000	3,321,206
France Government Bond (EUR)	3.25	4-25-2016	2,300,000	3,342,956
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	6,041,195
France Government Bond (EUR)	3.25	5-25-2045	900,000	1,198,972
France Government Bond (EUR)	3.50	4-25-2015	2,250,000	3,198,672
France Government Bond (EUR)	3.50	4-25-2020	3,400,000	5,227,796
France Government Bond (EUR)	3.50	4-25-2026	2,650,000	3,932,163
France Government Bond (EUR)	3.75	4-25-2017	2,900,000	4,363,745
France Government Bond (EUR)	3.75	10-25-2019	2,800,000	4,350,893
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	5,072,537
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	4,250,828
France Government Bond (EUR)	4.00	10-25-2038	2,000,000	3,078,155
France Government Bond (EUR)	4.00	4-25-2055	1,250,000	1,923,203
France Government Bond (EUR)	4.00	4-25-2060	1,000,000	1,544,143
France Government Bond (EUR)	4.25	10-25-2017	2,750,000	4,248,176
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	4,955,743
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,670,829
France Government Bond (EUR)	4.25	10-25-2023	2,750,000	4,399,942
France Government Bond (EUR)	4.50	4-25-2041	2,450,000	4,072,339
France Government Bond (EUR)	4.75	4-25-2035	2,150,000	3,663,265
France Government Bond (EUR)	5.00	10-25-2016	2,550,000	3,922,063
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	3,879,642
France Government Bond (EUR)	5.75	10-25-2032	2,300,000	4,355,029
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	2,949,580
France Government Bond (EUR)	8.25	4-25-2022	1,000,000	2,038,973
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,691,280
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	2,208,360
French Treasury Note (EUR)	1.00	7-25-2017	1,500,000	2,064,852
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,390,418
French Treasury Note (EUR)	2.00	7-12-2015	2,450,000	3,425,532
French Treasury Note (EUR)	2.25	2-25-2016	3,750,000	5,318,018
French Treasury Note (EUR)	2.50	1-15-2015	2,850,000	3,973,528
French Treasury Note (EUR)	2.50	7-25-2016	2,150,000	3,085,215

67

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	2.25%	5-15-2016	1,300,000	$1,800,170
Italy Buoni Poliennali del Tesoro (EUR)	2.50	3-1-2015	3,500,000	4,850,625
Italy Buoni Poliennali del Tesoro (EUR)	2.75	12-1-2015	350,000	489,559
Italy Buoni Poliennali del Tesoro (EUR)	2.75	11-15-2016	1,500,000	2,097,252
Italy Buoni Poliennali del Tesoro (EUR)	3.00	4-15-2015	1,200,000	1,676,198
Italy Buoni Poliennali del Tesoro (EUR)	3.00	6-15-2015	1,350,000	1,888,444
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-2015	1,250,000	1,756,371
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	3,200,592
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,025,000	1,455,263
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	700,000	990,700
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2015	3,300,000	4,675,929
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,725,306
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,512,995
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	3,074,476
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	1,900,000	2,645,111
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	2,000,000	2,894,148
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	2,863,446
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,000,000	2,490,402
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2015	1,650,000	2,331,186
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	2,996,691
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	3,282,204
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,350,000	3,409,563
Italy Buoni Poliennali del Tesoro (EUR)	4.50	7-15-2015	1,500,000	2,147,797
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	4,055,696
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,698,503
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	4,062,017
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,800,000	2,643,858
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,749,006
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	1,200,000	1,696,060
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	4,300,000	6,055,351
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,684,598
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	250,000	369,546
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	5,915,778
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,614,601
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	2,250,000	3,296,301
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	950,000	1,340,972
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	700,000	931,218
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,279,512
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	1,550,000	2,268,149
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,100,000	2,981,645
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2039	1,700,000	2,377,574
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,058,038
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	4,065,556
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,850,000	4,200,047
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	3,068,580
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	3,068,308
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,450,000	2,242,449
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	2,550,000	4,040,614
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,395,046
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,671,424
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	730,000	1,403,591
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	6-30-2015	1,250,000	1,668,696
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	240,000,000	2,355,913
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	400,000,000	3,927,119
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	8,805,853
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	6,847,671
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	4,889,998
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,945,521
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	7,853,567
Japan Government Five Year Bond Series 66 (JPY)	0.40	9-20-2016	1,525,000,000	15,007,846
Japan Government Five Year Bond Series 87 (JPY)	0.50	12-20-2014	895,000,000	8,775,911
Japan Government Five Year Bond Series 88 (JPY)	0.50	3-20-2015	819,000,000	8,038,754
Japan Government Five Year Bond Series 89 (JPY)	0.40	6-20-2015	667,000,000	6,543,496
Japan Government Five Year Bond Series 90 (JPY)	0.30	6-20-2015	300,000,000	2,938,585
Japan Government Five Year Bond Series 91 (JPY)	0.40	9-20-2015	515,000,000	5,056,106

68

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Five Year Bond Series 93 (JPY)	0.50%	12-20-2015	660,000,000	$6,497,577
Japan Government Five Year Bond Series 94 (JPY)	0.60	12-20-2015	660,000,000	6,510,735
Japan Government Five Year Bond Series 96 (JPY)	0.50	3-20-2016	500,000,000	4,926,488
Japan Government Five Year Bond Series 97 (JPY)	0.40	6-20-2016	590,000,000	5,803,365
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	211,500,000	2,433,048
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	41,000,000	451,064
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	223,000,000	2,453,631
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	270,000,000	2,823,516
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	190,000,000	1,932,153
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12-20-2014	298,000,000	2,952,384
Japan Government Ten Year Bond Series 269 (JPY)	1.30	3-20-2015	547,000,000	5,424,072
Japan Government Ten Year Bond Series 270 (JPY)	1.30	6-20-2015	682,000,000	6,783,085
Japan Government Ten Year Bond Series 273 (JPY)	1.50	9-20-2015	505,000,000	5,054,935
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-2015	662,000,000	6,662,405
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	628,000,000	6,341,926
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	770,000,000	7,844,708
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	4,083,261
Japan Government Ten Year Bond Series 281 (JPY)	2.00	6-20-2016	335,000,000	3,428,039
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	495,000,000	5,046,385
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	630,000,000	6,445,818
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	7,186,466
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	450,000,000	4,651,341
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	7,235,003
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	440,000,000	4,528,222
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,881,729
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	175,000,000	1,791,231
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	4,160,996
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	300,000,000	3,143,854
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	3,130,577
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	6,535,214
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	5,434,059
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	5,665,889
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	5,159,785
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	6,475,742
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	3,636,849
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	470,000,000	4,892,460
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	5,176,700
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	525,000,000	5,443,213
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	450,000,000	4,696,357
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	3,631,437
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	12,022,612
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	150,000,000	1,538,381
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	202,000,000	2,032,032
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	200,000,000	2,064,715
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,374,387
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	8,931,859
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	2,050,007
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	450,000,000	4,578,915
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	7,373,093
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	6,099,128
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,034,398
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	4,998,291
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	8,487,419
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	5,932,657
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	550,000,000	5,485,571
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	11,254,899
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	800,000,000	7,961,416
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,497,180
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,405,965
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,799,420
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	100,000,000	1,143,400
Japan Government Thirty Year Bond Series 17 (JPY)	2.40	12-20-2034	110,000,000	1,239,418
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	890,500,000	9,882,033
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	425,000,000	4,878,892
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	225,000,000	2,584,439

69

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Thirty Year Bond Series 25 (JPY)	2.30%	12-20-2036	190,000,000	$2,113,260
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	110,000,000	1,244,582
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,612,015
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,745,790
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	120,000,000	1,360,477
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	5-20-2030	100,000,000	1,134,999
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,340,469
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,791,611
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	6,584,579
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	445,000,000	4,877,174
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	360,000,000	3,788,648
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	2,574,137
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	200,000,000	2,012,923
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11-20-2030	40,000,000	488,077
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,836,497
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,435,233
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,236,815
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,508,730
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	7,582,685
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,926,052
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,889,803
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,797,872
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,121,793
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,214,748
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	763,422
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,370,271
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,449,008
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,641,265
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,113,270
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,732,997
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,655,426
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	6,551,069
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,308,592
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,070,987
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,040,958
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	3,018,660
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	5,094,318
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,047,502
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	3,096,062
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	9-21-2015	100,000,000	1,039,490
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	9-20-2017	250,000,000	2,713,041
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	3-20-2019	395,000,000	4,116,777
Japan Government Twenty Year Bond Series 45 (JPY)	2.40	3-20-2020	430,000,000	4,749,098
Japan Government Twenty Year Bond Series 48 (JPY)	2.50	12-21-2020	100,000,000	1,120,547
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	3-22-2021	629,000,000	6,803,400
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	9-21-2021	408,000,000	4,486,729
Japan Government Twenty Year Bond Series 55 (JPY)	2.00	3-21-2022	300,000,000	3,287,262
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	9-20-2022	260,000,000	2,835,608
Japan Government Twenty Year Bond Series 59 (JPY)	1.70	12-20-2022	100,000,000	1,074,777
Japan Government Twenty Year Bond Series 60 (JPY)	1.40	12-20-2022	100,000,000	1,048,976
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	6-20-2023	257,000,000	2,557,605
Japan Government Twenty Year Bond Series 64 (JPY)	1.90	9-20-2023	428,500,000	4,695,678
Japan Government Twenty Year Bond Series 65 (JPY)	1.90	12-20-2023	250,000,000	2,742,834
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	3-20-2024	173,000,000	1,900,777
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	6-20-2024	488,000,000	5,611,807
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12-20-2024	298,500,000	3,323,543
Japan Government Twenty Year Bond Series 76 (JPY)	1.90	3-20-2025	300,000,000	3,311,165
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	9-20-2025	255,000,000	2,873,358
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	3-20-2026	230,000,000	2,646,169
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	6-20-2026	375,000,000	4,316,024
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	9-20-2026	250,000,000	2,848,306
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12-20-2026	230,000,000	2,592,545
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	3-20-2027	420,000,000	4,679,339
Japan Government Twenty Year Bond Series 95 (JPY)	2.30	6-20-2027	165,000,000	1,897,883
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	9-20-2027	200,000,000	2,273,646

70

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 99 (JPY)	2.10%	12-20-2027	200,000,000	$2,246,038
Japan Government Twenty Year Bond Series143 (JPY)	1.60	3-20-2033	250,000,000	2,492,814
Japan Government Two Year Bond Series 324 (JPY)	0.10	1-15-2015	600,000,000	5,858,888
Japan Government Two Year Bond Series 325 (JPY)	0.10	2-15-2015	500,000,000	4,882,451
Japan Government Two Year Bond Series 332 (JPY)	0.10	9-15-2015	250,000,000	2,441,323
Netherlands Government Bond (EUR) 144A	0.01	4-15-2016	1,200,000	1,619,082
Netherlands Government Bond (EUR) 144A	0.75	4-15-2015	1,600,000	2,191,389
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,387,015
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	500,000	688,236
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,250,000	1,657,706
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,389,015
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,150,000	1,660,205
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,516,600
Netherlands Government Bond (EUR) 144A	2.75	1-15-2015	1,200,000	1,677,657
Netherlands Government Bond (EUR) 144A	3.25	7-15-2015	1,375,000	1,959,784
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,500,000	2,279,468
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,400,000	2,162,491
Netherlands Government Bond (EUR) 144A	3.75	1-15-2023	1,100,000	1,726,258
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,400,000	2,271,074
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	2,157,549
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,716,722
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	2,281,113
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,053,000	1,741,231
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	2,477,308
Netherlands Government Bond (EUR) 144A	5.50	1-15-2028	1,010,000	1,868,601
Netherlands Government Bond (EUR) 144A	7.50	1-15-2023	335,000	668,902
Spain Government Bond (EUR)	3.00	4-30-2015	1,900,000	2,648,518
Spain Government Bond (EUR)	3.15	1-31-2016	2,000,000	2,808,970
Spain Government Bond (EUR)	3.25	4-30-2016	2,300,000	3,241,421
Spain Government Bond (EUR)	3.80	1-31-2017	1,400,000	2,004,409
Spain Government Bond (EUR)	4.00	7-30-2015	1,900,000	2,695,624
Spain Government Bond (EUR)	4.00	4-30-2020	2,025,000	2,866,090
Spain Government Bond (EUR)	4.20	1-31-2037	1,500,000	1,820,852
Spain Government Bond (EUR)	4.25	10-31-2016	2,600,000	3,763,276
Spain Government Bond (EUR)	4.30	10-31-2019	2,050,000	2,974,021
Spain Government Bond (EUR)	4.40	1-31-2015	1,852,000	2,617,838
Spain Government Bond (EUR)	4.60	7-30-2019	1,700,000	2,510,187
Spain Government Bond (EUR)	4.65	7-30-2025	1,400,000	1,951,585
Spain Government Bond (EUR)	4.70	7-30-2041	1,100,000	1,418,138
Spain Government Bond (EUR)	4.80	1-31-2024	1,400,000	1,999,658
Spain Government Bond (EUR)	4.85	10-31-2020	1,700,000	2,508,178
Spain Government Bond (EUR)	4.90	7-30-2040	1,250,000	1,669,902
Spain Government Bond (EUR)	5.50	7-30-2017	2,100,000	3,171,428
Spain Government Bond (EUR)	5.50	4-30-2021	2,050,000	3,126,357
Spain Government Bond (EUR)	5.75	7-30-2032	1,450,000	2,194,582
Spain Government Bond (EUR)	5.85	1-31-2022	1,750,000	2,707,949
Spain Government Bond (EUR)	5.90	7-30-2026	2,150,000	3,328,515
Spain Government Bond (EUR)	6.00	1-31-2029	1,250,000	1,938,228
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	5,590,000	1,025,394
Sweden Government Bond Series 1049 (SEK)	4.50	8-12-2015	6,050,000	978,575
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	4,800,000	768,250
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	6,000,000	996,077
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	6,000,000	1,037,381
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	711,255
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	6,200,000	1,049,676
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	142,002
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	8,000,000	1,140,650
United Kingdom Gilt (GBP)	1.00	9-7-2017	5,250,000	8,528,840
United Kingdom Gilt (GBP)	1.25	7-22-2018	2,900,000	4,684,539
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,300,000	3,858,004
United Kingdom Gilt (GBP)	1.75	9-7-2022	4,000,000	6,111,813
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,950,000	4,970,232
United Kingdom Gilt (GBP)	2.25	9-7-2023	300,000	469,341
United Kingdom Gilt (GBP)	2.75	1-22-2015	2,775,000	4,661,089
United Kingdom Gilt (GBP)	3.25	1-22-2044	1,950,000	2,987,999

71

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
United Kingdom Gilt (GBP)	3.50%	7-22-2068	300,000	$485,040
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,200,000	3,973,301
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,250,000	4,065,724
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,400,000	6,121,189
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,300,000	3,914,060
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	6,061,809
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,100,000	5,666,481
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,800,000	5,077,808
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,414,218
United Kingdom Gilt (GBP)	4.25	6-7-2032	2,250,000	4,118,108
United Kingdom Gilt (GBP)	4.25	3-7-2036	1,300,000	2,377,573
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,350,000	2,476,478
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,223,062
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,850,000	3,427,515
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,400,000	2,618,406
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,025,000	3,839,077
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,400,000	6,345,574
United Kingdom Gilt (GBP)	4.50	9-7-2034	2,850,000	5,382,965
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,575,000	4,940,923
United Kingdom Gilt (GBP)	4.75	9-7-2015	2,575,000	4,531,669
United Kingdom Gilt (GBP)	4.75	3-7-2020	2,975,000	5,666,031
United Kingdom Gilt (GBP)	4.75	12-7-2030	4,900,000	9,503,681
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	5,037,902
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	6,028,768
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,300,000	6,480,542
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,150,000	2,510,639
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	2,166,815
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,100,000	4,793,082
United Kingdom Gilt (GBP)	8.75	8-25-2017	800,000	1,672,043
Total Foreign Government Bonds (Cost $1,450,655,533)				1,415,538,839

U.S. Treasury Securities : 22.08%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	5,678,750
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	6,678,631
U.S. Treasury Bond	2.88	5-15-2043	9,850,000	8,169,344
U.S. Treasury Bond	3.00	5-15-2042	5,500,000	4,721,409
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	5,304,372
U.S. Treasury Bond	3.13	2-15-2042	2,250,000	1,984,923
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	5,478,513
U.S. Treasury Bond	3.50	2-15-2039	4,500,000	4,332,654
U.S. Treasury Bond	3.63	8-15-2043	3,000,000	2,898,750
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	5,984,064
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	7,161,875
U.S. Treasury Bond	4.25	5-15-2039	2,000,000	2,180,000
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	10,341,643
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	1,946,329
U.S. Treasury Bond	4.38	11-15-2039	7,800,000	8,668,967
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	6,944,338
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	2,609,782
U.S. Treasury Bond	4.50	5-15-2038	600,000	679,875
U.S. Treasury Bond	4.50	8-15-2039	5,600,000	6,346,374
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	7,503,438
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	1,819,313
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,121,378
U.S. Treasury Bond	5.00	5-15-2037	300,000	364,313
U.S. Treasury Bond	5.38	2-15-2031	1,500,000	1,878,282
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,257,969
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,499,671
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,187,500
U.S. Treasury Bond	6.38	8-15-2027	400,000	542,188
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,046,093
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,310,704
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,083,829
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,085,468

72

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	7.50%	11-15-2024	$2,000,000	$2,886,250
U.S. Treasury Note	0.13	12-31-2014	15,000,000	14,995,905
U.S. Treasury Note	0.13	4-30-2015	8,000,000	7,990,936
U.S. Treasury Note	0.25	12-15-2014	5,000,000	5,005,275
U.S. Treasury Note	0.25	1-15-2015	5,000,000	5,004,100
U.S. Treasury Note	0.25	1-31-2015	5,000,000	5,003,905
U.S. Treasury Note	0.25	2-15-2015	10,000,000	10,006,250
U.S. Treasury Note	0.25	5-15-2015	7,500,000	7,504,103
U.S. Treasury Note	0.25	5-31-2015	3,750,000	3,752,051
U.S. Treasury Note	0.25	7-15-2015	15,000,000	15,002,340
U.S. Treasury Note	0.25	7-31-2015	7,500,000	7,501,463
U.S. Treasury Note	0.25	8-15-2015	9,500,000	9,500,000
U.S. Treasury Note	0.25	9-15-2015	6,000,000	5,998,830
U.S. Treasury Note	0.25	9-30-2015	3,000,000	2,999,532
U.S. Treasury Note	0.25	10-15-2015	15,000,000	14,994,135
U.S. Treasury Note	0.25	10-31-2015	10,250,000	10,245,593
U.S. Treasury Note	0.25	12-15-2015	2,500,000	2,497,655
U.S. Treasury Note	0.25	4-15-2016	4,000,000	3,988,752
U.S. Treasury Note	0.25	5-15-2016	7,000,000	6,975,388
U.S. Treasury Note	0.38	3-15-2015	20,000,000	20,044,540
U.S. Treasury Note	0.38	4-15-2015	30,000,000	30,072,660
U.S. Treasury Note	0.38	6-15-2015	5,000,000	5,011,525
U.S. Treasury Note	0.38	6-30-2015	5,000,000	5,011,330
U.S. Treasury Note	0.38	8-31-2015	5,000,000	5,010,545
U.S. Treasury Note	0.38	11-15-2015	6,500,000	6,511,174
U.S. Treasury Note	0.38	1-15-2016	4,000,000	4,005,000
U.S. Treasury Note	0.38	2-15-2016	6,000,000	6,005,154
U.S. Treasury Note	0.38	3-15-2016	6,000,000	6,003,282
U.S. Treasury Note	0.50	6-15-2016	10,000,000	10,021,880
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,935,940
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,951,170
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,724,384
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,488,371
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,908,436
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,963,670
U.S. Treasury Note	0.75	12-31-2017	4,000,000	3,955,000
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,926,955
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,443,125
U.S. Treasury Note	0.88	12-31-2016	5,000,000	5,039,455
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,029,533
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,962,110
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,394,530
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,138,280
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,135,940
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,064,060
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,109,692
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,939,842
U.S. Treasury Note	1.00	6-30-2019	5,000,000	4,833,985
U.S. Treasury Note	1.00	9-30-2019	10,000,000	9,603,120
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,805,860
U.S. Treasury Note	1.25	8-31-2015	10,500,000	10,682,112
U.S. Treasury Note	1.25	9-30-2015	7,000,000	7,125,783
U.S. Treasury Note	1.25	10-31-2015	5,000,000	5,092,775
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,478,320
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,817,192
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,634,380
U.S. Treasury Note	1.38	11-30-2015	7,500,000	7,661,715
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,064,840
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,028,125
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,032,659
U.S. Treasury Note	1.38	12-31-2018	10,000,000	9,990,620
U.S. Treasury Note	1.38	2-28-2019	5,000,000	4,979,295
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,920,314
U.S. Treasury Note	1.50	6-30-2016	5,000,000	5,139,060
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,411,330

73

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	1.50%	8-31-2018	$12,000,000	$12,121,872
U.S. Treasury Note	1.63	8-15-2022	14,100,000	13,090,976
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,528,325
U.S. Treasury Note	1.75	7-31-2015	4,750,000	4,868,565
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,333,590
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,085,160
U.S. Treasury Note	1.75	5-15-2023	12,500,000	11,508,788
U.S. Treasury Note	1.88	6-30-2015	8,250,000	8,463,337
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,735,625
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,211,872
U.S. Treasury Note	2.00	1-31-2016	9,000,000	9,326,250
U.S. Treasury Note	2.00	4-30-2016	8,500,000	8,829,375
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,598,752
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,425,074
U.S. Treasury Note	2.13	5-31-2015	15,000,000	15,425,970
U.S. Treasury Note	2.13	12-31-2015	24,000,000	24,907,488
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,160,000
U.S. Treasury Note	2.13	8-31-2020	4,500,000	4,529,529
U.S. Treasury Note	2.13	8-15-2021	10,000,000	9,896,090
U.S. Treasury Note	2.25	1-31-2015	5,000,000	5,120,310
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,220,310
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,870,313
U.S. Treasury Note	2.38	2-28-2015	15,000,000	15,404,295
U.S. Treasury Note	2.38	3-31-2016	2,500,000	2,617,188
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,691,132
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,262,110
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,411,872
U.S. Treasury Note	2.50	3-31-2015	4,000,000	4,121,408
U.S. Treasury Note	2.50	4-30-2015	5,000,000	5,161,720
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,767,188
U.S. Treasury Note	2.50	8-15-2023	14,250,000	13,978,367
U.S. Treasury Note	2.63	12-31-2014	8,000,000	8,211,872
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,627,930
U.S. Treasury Note	2.63	4-30-2016	2,500,000	2,634,570
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,255,936
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,848,909
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,491,256
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,371,880
U.S. Treasury Note	2.75	11-30-2016	4,000,000	4,256,248
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,273,752
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,415,782
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,276,564
U.S. Treasury Note	2.75	2-15-2019	16,950,000	18,062,344
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,369,140
U.S. Treasury Note	3.00	8-31-2016	3,500,000	3,739,257
U.S. Treasury Note	3.00	9-30-2016	5,000,000	5,346,875
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,222,186
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,444,372
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,386,330
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,239,766
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,670,000
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,258,752
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,283,436
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,364,060
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,368,750
U.S. Treasury Note	3.25	12-31-2016	4,500,000	4,861,760
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,415,625
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,760,624
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,498,045
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,997,660
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,533,125
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,409,694
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,035,940
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,807,737
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,354,375

74

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	4.00%	2-15-2015	$7,500,000	$7,841,895
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,844,569
U.S. Treasury Note	4.13	5-15-2015	3,000,000	3,169,569
U.S. Treasury Note	4.25	8-15-2015	5,500,000	5,874,473
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,507,188
U.S. Treasury Note	4.50	11-15-2015	3,000,000	3,246,444
U.S. Treasury Note	4.50	2-15-2016	6,000,000	6,549,372
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,254,218
U.S. Treasury Note	4.63	11-15-2016	3,000,000	3,355,314
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,626,170
U.S. Treasury Note	4.75	8-15-2017	3,000,000	3,424,686
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,796,875
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,231,250
U.S. Treasury Note	6.25	8-15-2023	3,500,000	4,589,375
U.S. Treasury Note	6.25	5-15-2030	1,000,000	1,363,125
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,132,734
U.S. Treasury Note	7.25	5-15-2016	2,500,000	2,918,750
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,380,078
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,405,000
U.S. Treasury Note	7.88	2-15-2021	500,000	694,727
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,818,154
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,832,625
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,376,813
U.S. Treasury Note	8.75	5-15-2017	2,500,000	3,179,493
U.S. Treasury Note	8.75	8-15-2020	400,000	572,875
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,647,141
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,651,500
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,907,071
U.S. Treasury Note	11.25	2-15-2015	2,000,000	2,265,078
Total U.S. Treasury Securities (Cost $1,237,853,940)				1,252,996,235

Yankee Corporate Bonds and Notes : 3.55%
Consumer Discretionary : 0.03%
Media : 0.03%
Grupo Televisa SA	6.00	5-15-2018	250,000	281,866
Grupo Televisa SA	6.63	1-15-2040	500,000	539,829
Thompson Reuters Corporation	4.70	10-15-2019	425,000	466,392
WPP Finance 2010	3.63	9-7-2022	350,000	336,448
WPP Finance 2010	5.63	11-15-2043	200,000	195,443
				1,819,978

Consumer Staples : 0.09%
Beverages : 0.09%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	500,296
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	296,298
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	212,127
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	300,643
Diageo Capital plc	0.63	4-29-2016	400,000	399,214
Diageo Capital plc	1.13	4-29-2018	500,000	487,596
Diageo Capital plc	2.63	4-29-2023	300,000	275,338
Diageo Capital plc	3.88	4-29-2043	230,000	198,421
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,212,569
Diageo Capital plc	5.88	9-30-2036	175,000	199,959
Diageo Finance BV	3.25	1-15-2015	100,000	103,161
Diageo Finance BV	5.30	10-28-2015	300,000	326,342
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	178,140
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	125,801
				4,815,905

75

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Energy : 0.64%
Energy Equipment & Services : 0.05%
Ensco plc	3.25%	3-15-2016	$1,250,000	$1,311,000
Ensco plc	4.70	3-15-2021	500,000	533,068
Transocean Incorporated	3.80	10-15-2022	300,000	286,335
Weatherford International Limited	4.50	4-15-2022	300,000	303,123
Weatherford International Limited	5.95	4-15-2042	250,000	248,094
				2,681,620

Oil, Gas & Consumable Fuels : 0.59%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	410,201
Alberta Energy Company Limited	8.13	9-15-2030	150,000	184,938
BP Capital Markets plc	0.70	11-6-2015	350,000	351,320
BP Capital Markets plc	1.38	11-6-2017	400,000	398,521
BP Capital Markets plc	1.38	5-10-2018	350,000	343,948
BP Capital Markets plc	1.85	5-5-2017	500,000	509,905
BP Capital Markets plc	2.50	11-6-2022	500,000	460,641
BP Capital Markets plc	2.75	5-10-2023	600,000	555,117
BP Capital Markets plc	3.13	10-1-2015	800,000	837,314
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,054,614
BP Capital Markets plc	3.25	5-6-2022	750,000	734,729
BP Capital Markets plc	3.88	3-10-2015	700,000	730,221
BP Capital Markets plc	4.50	10-1-2020	500,000	544,789
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,096,115
BP Capital Markets plc	4.75	3-10-2019	450,000	505,987
Canadian Natural Resources Limited	4.90	12-1-2014	65,000	67,673
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,306,172
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	599,318
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	561,039
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	235,363
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	246,437
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	225,054
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	231,482
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	595,534
Enbridge Incorporated	5.60	4-1-2017	100,000	112,373
Encana Corporation	5.15	11-15-2041	500,000	472,045
Encana Corporation	5.90	12-1-2017	300,000	344,519
Encana Corporation	6.50	5-15-2019	400,000	474,899
Encana Corporation	6.50	8-15-2034	250,000	273,593
Encana Corporation	6.50	2-1-2038	350,000	389,627
Husky Energy Incorporated	6.80	9-15-2037	100,000	122,535
Husky Energy Incorporated	7.25	12-15-2019	565,000	693,331
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	154,609
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	147,740
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	206,177
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	265,634
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	189,950
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	207,184
Petro-Canada	5.95	5-15-2035	700,000	763,006
Petro-Canada	6.80	5-15-2038	400,000	480,703
Shell International Finance BV	2.00	11-15-2018	500,000	504,894
Suncor Energy Incorporated	5.95	12-1-2034	75,000	81,774
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,056,819
Suncor Energy Incorporated	6.50	6-15-2038	400,000	467,554
Suncor Energy Incorporated	6.85	6-1-2039	250,000	302,416
Talisman Energy Incorporated	3.75	2-1-2021	150,000	144,452
Talisman Energy Incorporated	5.13	5-15-2015	65,000	68,291
Talisman Energy Incorporated	6.25	2-1-2038	400,000	398,198
Talisman Energy Incorporated	7.75	6-1-2019	415,000	500,532
Total Capital Canada Limited	2.75	7-15-2023	350,000	327,455
Total Capital International SA	1.55	6-28-2017	500,000	505,353
Total Capital International SA	2.70	1-25-2023	350,000	326,255
Total Capital SA	2.30	3-15-2016	500,000	518,210
Total Capital SA	3.00	6-24-2015	500,000	519,562

76

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Total Capital SA	3.13%	10-2-2015	$1,000,000	$1,047,836
Total Capital SA	4.13	1-28-2021	100,000	106,285
Total Capital SA	4.25	12-15-2021	250,000	265,536
Total Capital SA	4.45	6-24-2020	500,000	547,638
TransCanada PipeLines Limited	0.75	1-15-2016	300,000	299,701
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	460,572
TransCanada PipeLines Limited	3.40	6-1-2015	500,000	521,197
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	246,612
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	312,513
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	496,455
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	340,209
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,839,749
Transocean Incorporated	4.95	11-15-2015	500,000	536,755
Transocean Incorporated	5.05	12-15-2016	500,000	551,649
Transocean Incorporated	6.38	12-15-2021	500,000	561,649
Weatherford International Limited	5.13	9-15-2020	200,000	213,893
Weatherford International Limited	6.75	9-15-2040	300,000	320,745
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,294,116
				33,769,232

Financials : 1.53%
Capital Markets : 0.06%
Invesco Finance plc	4.00	1-30-2024	250,000	250,664
Invesco Finance plc	5.38	11-30-2043	250,000	257,530
Nomura Holdings Incorporated	2.00	9-13-2016	100,000	101,223
Nomura Holdings Incorporated	4.13	1-19-2016	500,000	528,017
Nomura Holdings Incorporated	5.00	3-4-2015	1,100,000	1,152,635
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	408,741
Sasol Financing International Company	4.50	11-14-2022	500,000	470,000
				3,168,810

Commercial Banks : 0.93%
Australia & New Zealand Banking Group Limited	0.90	2-12-2016	500,000	501,142
Bank of Montreal	1.40	9-11-2017	1,000,000	995,530
Bank of Montreal	2.50	1-11-2017	500,000	518,615
Bank of Montreal	2.55	11-6-2022	1,000,000	925,804
Bank of Nova Scotia	0.75	10-9-2015	500,000	501,536
Bank of Nova Scotia	1.38	12-18-2017	500,000	494,991
Bank of Nova Scotia	1.45	4-25-2018	500,000	492,801
Bank of Nova Scotia	1.85	1-12-2015	500,000	507,975
Bank of Nova Scotia	2.05	10-7-2015	500,000	513,234
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,175
Bank of Nova Scotia	2.55	1-12-2017	750,000	780,017
Bank of Nova Scotia	3.40	1-22-2015	1,150,000	1,189,335
Bank of Nova Scotia	4.38	1-13-2021	500,000	542,826
Barclays Bank plc	2.75	2-23-2015	500,000	512,468
Barclays Bank plc	3.90	4-7-2015	250,000	260,860
Barclays Bank plc	5.00	9-22-2016	900,000	997,097
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,118,927
Barclays Bank plc	5.14	10-14-2020	800,000	848,970
BBVA US Senior SA	4.66	10-9-2015	1,249,000	1,315,723
BNP Paribas	2.70	8-20-2018	1,000,000	1,024,396
BNP Paribas	3.25	3-11-2015	1,000,000	1,032,906
BNP Paribas	3.25	3-3-2023	500,000	475,839
BNP Paribas	3.60	2-23-2016	1,000,000	1,056,579
BNP Paribas	5.00	1-15-2021	1,150,000	1,259,555
Canadian Imperial Bank	0.90	10-1-2015	500,000	503,187
Canadian Imperial Bank	1.35	7-18-2016	200,000	202,027
Canadian Imperial Bank	1.55	1-23-2018	300,000	295,931
Canadian Imperial Bank	2.35	12-11-2015	500,000	515,978
Commonwealth Bank of Australia (New York)	1.95	3-16-2015	676,000	688,762

77

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Banks (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50%	1-11-2021	$500,000	$532,279
Credit Suisse (New York)	3.50	3-23-2015	500,000	519,168
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,716,146
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,029,499
HSBC Holdings plc	4.88	1-14-2022	250,000	271,575
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,110,451
HSBC Holdings plc	6.80	6-1-2038	350,000	431,793
Intesa Sanpaolo SpA	3.13	1-15-2016	1,000,000	1,020,789
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	714,753
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	502,147
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	200,917
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,085,253
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,082,633
National Bank of Canada	1.50	6-26-2015	500,000	507,040
NIBC Bank NV	4.88	11-19-2019	800,000	902,569
Rabobank Nederland NV	1.70	3-19-2018	500,000	498,028
Rabobank Nederland NV	2.13	10-13-2015	500,000	513,857
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,063,734
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,513,428
Rabobank Nederland NV	3.95	11-9-2022	750,000	726,016
Rabobank Nederland NV	5.25	5-24-2041	725,000	759,065
Royal Bank of Canada	0.55	5-1-2015	125,000	125,311
Royal Bank of Canada	0.80	10-30-2015	250,000	250,318
Royal Bank of Canada	0.85	3-8-2016	950,000	947,083
Royal Bank of Canada	1.45	9-9-2016	500,000	507,248
Royal Bank of Canada	1.50	1-16-2018	450,000	445,685
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,010,944
Royal Bank of Canada	2.30	7-20-2016	600,000	621,802
Royal Bank of Canada	2.63	12-15-2015	250,000	259,724
Royal Bank of Scotland Group plc	3.95	9-21-2015	500,000	525,018
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,071,675
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,122,665
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	670,471
Royal Bank of Scotland plc	4.88	3-16-2015	1,000,000	1,049,100
Societe Generale	2.75	10-12-2017	200,000	207,602
Svenska Handelsbanken AB	1.63	3-21-2018	400,000	395,440
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,042,635
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,232,450
Toronto Dominion Bank	2.50	7-14-2016	500,000	520,630
Toronto Dominion Bank	2.63	9-10-2018	600,000	620,217
Westpac Banking Corporation	0.95	1-12-2016	350,000	351,990
Westpac Banking Corporation	1.05	11-25-2016	200,000	199,897
Westpac Banking Corporation	1.13	9-25-2015	1,000,000	1,010,284
Westpac Banking Corporation	2.00	8-14-2017	100,000	102,071
Westpac Banking Corporation	3.00	8-4-2015	800,000	832,570
Westpac Banking Corporation	4.20	2-27-2015	780,000	815,923
				52,813,079

Diversified Financial Services : 0.48%
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	519,482
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	533,085
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	485,183
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	336,021
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	225,846
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,274,354
Burlington Resources Finance Company	7.20	8-15-2031	500,000	648,620
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	169,730
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	350,060
Deutsche Bank AG (London)	3.25	1-11-2016	250,000	262,759
Deutsche Bank AG (London)	3.45	3-30-2015	500,000	518,719
Deutsche Bank AG (London) ±	4.30	5-24-2028	600,000	547,774
Deutsche Bank AG (London)	6.00	9-1-2017	1,500,000	1,729,734
ORIX Corporation	4.71	4-27-2015	415,000	434,216
Rio Tinto Finance USA Limited	2.00	3-22-2017	500,000	508,303

78

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Rio Tinto Finance USA Limited	2.25%	12-14-2018	$1,000,000	$1,005,106
Rio Tinto Finance USA Limited	2.88	8-21-2022	500,000	465,371
Rio Tinto Finance USA Limited	3.50	3-22-2022	1,000,000	970,702
Rio Tinto Finance USA Limited	4.13	8-21-2042	250,000	214,937
Rio Tinto Finance USA Limited	4.75	3-22-2042	250,000	235,679
Rio Tinto Finance USA Limited	5.20	11-2-2040	300,000	301,040
Rio Tinto Finance USA Limited	6.50	7-15-2018	750,000	895,382
Rio Tinto Finance USA Limited	9.00	5-1-2019	480,000	631,419
Schlumberger Investment SA %%	3.65	12-1-2023	104,000	104,338
Shell International Finance BV	0.63	12-4-2015	1,000,000	1,001,837
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,008,855
Shell International Finance BV	2.25	1-6-2023	250,000	226,280
Shell International Finance BV	2.38	8-21-2022	250,000	231,412
Shell International Finance BV	3.25	9-22-2015	1,000,000	1,048,980
Shell International Finance BV	3.40	8-12-2023	250,000	245,805
Shell International Finance BV	3.63	8-21-2042	250,000	212,216
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,111,876
Shell International Finance BV	4.38	3-25-2020	500,000	548,984
Shell International Finance BV	4.55	8-12-2043	500,000	488,369
Shell International Finance BV	5.20	3-22-2017	250,000	281,832
Shell International Finance BV	5.50	3-25-2040	300,000	334,749
Shell International Finance BV	6.38	12-15-2038	850,000	1,043,000
Syngenta Finance NV	3.13	3-28-2022	500,000	486,334
Total Capital International SA	2.88	2-17-2022	1,000,000	961,531
Total Capital International SA	3.70	1-15-2024	1,000,000	998,618
UBS AG Stamford Connecticut	3.88	1-15-2015	500,000	518,306
UBS AG Stamford Connecticut	4.88	8-4-2020	1,488,000	1,657,644
UBS AG Stamford Connecticut	5.75	4-25-2018	488,000	567,861
UBS AG Stamford Connecticut	5.88	12-20-2017	872,000	1,010,287
				27,352,636

Insurance : 0.06%
Aegon NV	4.63	12-1-2015	500,000	534,601
AON Corporation	4.00	11-27-2023	150,000	150,044
AON Corporation	4.45	5-24-2043	100,000	89,226
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	199,737
AXA SA	8.60	12-15-2030	650,000	797,962
AXIS Capital Holdings Limited	5.75	12-1-2014	65,000	68,156
Manulife Financial Corporation	3.40	9-17-2015	400,000	417,875
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	99,949
Trinity Acquisition plc	4.63	8-15-2023	350,000	348,052
Trinity Acquisition plc	6.13	8-15-2043	350,000	352,805
XLIT Limited	2.30	12-15-2018	350,000	349,792
XLIT Limited	5.25	12-15-2043	200,000	202,545
				3,610,744

Real Estate Management & Development : 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	138,364

Health Care : 0.16%
Health Care Equipment & Supplies : 0.03%
Covidien International Finance SA	1.35	5-29-2015	250,000	252,352
Covidien International Finance SA	2.80	6-15-2015	150,000	154,734
Covidien International Finance SA	3.20	6-15-2022	500,000	487,346
Covidien International Finance SA	6.00	10-15-2017	600,000	694,800
Covidien International Finance SA	6.55	10-15-2037	400,000	498,411
				2,087,643

Pharmaceuticals : 0.13%
AstraZeneca plc	4.00	9-18-2042	550,000	484,377

79

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
AstraZeneca plc	5.90%	9-15-2017	$800,000	$929,450
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,390,228
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,148,208
Perrigo Company 144A	1.30	11-8-2016	200,000	200,223
Perrigo Company 144A	4.00	11-15-2023	250,000	247,437
Sanofi Aventis	1.25	4-10-2018	91,000	89,507
Sanofi Aventis	2.63	3-29-2016	500,000	522,015
Sanofi Aventis	4.00	3-29-2021	700,000	741,746
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	500,000	457,772
Teva Pharmaceutical Finance LLC	3.00	6-15-2015	500,000	516,525
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	489,982
				7,217,470

Industrials : 0.12%
Aerospace & Defense : 0.01%
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	199,500

Commercial Services & Supplies : 0.02%
Ingersoll-Rand Global Holding Company Limited 144A	4.25	6-15-2023	1,000,000	988,696
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	296,322
				1,285,018

Industrial Conglomerates : 0.05%
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	754,389
Philips Electronics NV	3.75	3-15-2022	500,000	504,726
Philips Electronics NV	5.00	3-15-2042	500,000	496,543
Philips Electronics NV	6.88	3-11-2038	250,000	305,131
Tyco Electronics Group SA	4.88	1-15-2021	500,000	522,541
Tyco Electronics Group SA	7.13	10-1-2037	350,000	410,163
				2,993,493

Machinery : 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	229,212
Pentair Finance SA	5.00	5-15-2021	300,000	317,718
				546,930

Road & Rail : 0.03%
Canadian National Railway Company	2.25	11-15-2022	350,000	319,264
Canadian National Railway Company	5.55	3-1-2019	435,000	507,641
Canadian National Railway Company	6.20	6-1-2036	200,000	241,829
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	209,021
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	386,373
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	72,261
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	79,731
Kansas City Southern de Mexico SA de CV	3.00	5-15-2023	73,000	67,812
				1,883,932

Information Technology : 0.03%
Computers & Peripherals : 0.02%
Seagate Technology HDD Holdings 144A	4.75	6-1-2023	1,000,000	950,000

Internet Software & Services : 0.01%
Baidu Incorporated	3.25	8-6-2018	576,000	588,983

80

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 0.37%
Chemicals : 0.09%
Agrium Incorporated	3.50%	6-1-2023	$300,000	$283,332
Agrium Incorporated	4.90	6-1-2043	200,000	184,343
Agrium Incorporated	6.13	1-15-2041	165,000	177,343
Agrium Incorporated	6.75	1-15-2019	300,000	355,420
LyondellBasell Industries NV	5.00	4-15-2019	400,000	448,992
LyondellBasell Industries NV	5.75	4-15-2024	500,000	565,618
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,736,051
Methanex Corporation	3.25	12-15-2019	100,000	100,806
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-2015	560,000	588,540
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	278,555
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	212,085
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	247,618
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	78,008
				5,256,711

Metals & Mining : 0.26%
Barrick Gold Corporation	2.50	5-1-2018	250,000	251,954
Barrick Gold Corporation	3.85	4-1-2022	500,000	451,794
Barrick Gold Corporation	4.10	5-1-2023	700,000	630,826
Barrick Gold Corporation	5.25	4-1-2042	500,000	411,974
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,511,394
BHP Billiton Limited	1.00	2-24-2015	500,000	504,291
BHP Billiton Limited	1.63	2-24-2017	500,000	505,548
Falconbridge Limited	6.00	10-15-2015	600,000	649,750
Goldcorp Incorporated	2.13	3-15-2018	100,000	98,196
Goldcorp Incorporated	3.70	3-15-2023	300,000	274,524
Kinross Gold Corporation	5.13	9-1-2021	200,000	194,125
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	502,457
Teck Resources Limited	3.00	3-1-2019	1,000,000	999,381
Teck Resources Limited	3.75	2-1-2023	500,000	466,502
Teck Resources Limited	4.50	1-15-2021	350,000	353,888
Teck Resources Limited	4.75	1-15-2022	202,000	203,937
Teck Resources Limited	5.20	3-1-2042	500,000	431,568
Teck Resources Limited	6.00	8-15-2040	175,000	166,170
Teck Resources Limited	6.25	7-15-2041	300,000	292,825
Vale Overseas Limited	4.38	1-11-2022	1,200,000	1,158,520
Vale Overseas Limited	4.63	9-15-2020	300,000	305,729
Vale Overseas Limited	6.25	1-11-2016	500,000	550,919
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,575,467
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,289,248
Vale Overseas Limited	6.88	11-10-2039	130,000	133,004
Vale Overseas Limited	8.25	1-17-2034	300,000	346,704
Vale SA	5.63	9-11-2042	750,000	663,602
				14,924,297

Paper & Forest Products : 0.02%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	492,179
Celulosa Arauco y Constitucion SA	5.63	4-20-2015	65,000	68,365
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	404,865
				965,409

Telecommunication Services : 0.55%
Diversified Telecommunication Services : 0.29%
British Telecommunications plc	1.63	6-28-2016	500,000	506,656
British Telecommunications plc	5.95	1-15-2018	250,000	288,272
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,707,466
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	303,678
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	586,765

81

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Deutsche Telekom International Finance BV	8.75%	6-15-2030	$1,830,000	$2,581,358
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	748,452
Ericsson LM	4.13	5-15-2022	400,000	394,054
France Telecom SA	2.75	9-14-2016	500,000	519,050
France Telecom SA	5.38	7-8-2019	600,000	676,418
France Telecom SA	8.75	3-1-2031	925,000	1,274,143
Royal KPN NV	8.38	10-1-2030	375,000	472,388
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	510,288
Telefonica Emisiones SAU	3.73	4-27-2015	470,000	486,266
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	747,384
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	297,135
Telefonica Emisiones SAU	4.95	1-15-2015	430,000	448,060
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	472,024
Telefonica Emisiones SAU	5.46	2-16-2021	500,000	530,015
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	558,565
Telefonica Emisiones SAU	7.05	6-20-2036	550,000	597,856
Telefonica Europe BV	8.25	9-15-2030	420,000	500,821
Telefonica SA	5.88	7-15-2019	645,000	728,733
Telefonos de Mexico SA	5.50	1-27-2015	465,000	489,118
				16,424,965

Wireless Telecommunication Services : 0.26%
America Movil SAB de CV	2.38	9-8-2016	750,000	770,810
America Movil SAB de CV	3.13	7-16-2022	500,000	465,025
America Movil SAB de CV	3.63	3-30-2015	500,000	515,267
America Movil SAB de CV	4.38	7-16-2042	1,000,000	834,222
America Movil SAB de CV	5.00	3-30-2020	1,000,000	1,087,541
America Movil SAB de CV	5.63	11-15-2017	450,000	512,304
America Movil SAB de CV	6.13	11-15-2037	100,000	105,705
America Movil SAB de CV	6.13	3-30-2040	500,000	531,885
America Movil SAB de CV	6.38	3-1-2035	65,000	70,647
Empresa Nacional de Telecomunicaciones SA 144A	4.88	10-30-2024	300,000	293,747
Rogers Communications Incorporated	3.00	3-15-2023	200,000	185,848
Rogers Communications Incorporated	4.50	3-15-2043	200,000	171,936
Rogers Communications Incorporated	6.80	8-15-2018	750,000	899,707
Rogers Wireless Incorporated	7.50	3-15-2015	500,000	543,109
Vodafone Group plc	0.90	2-19-2016	325,000	326,475
Vodafone Group plc	1.25	9-26-2017	250,000	245,934
Vodafone Group plc	1.50	2-19-2018	500,000	491,300
Vodafone Group plc	1.63	3-20-2017	500,000	502,122
Vodafone Group plc	2.50	9-26-2022	1,000,000	889,068
Vodafone Group plc	2.95	2-19-2023	600,000	548,526
Vodafone Group plc	3.38	11-24-2015	500,000	524,010
Vodafone Group plc	4.38	2-19-2043	500,000	426,006
Vodafone Group plc	4.63	7-15-2018	180,000	200,535
Vodafone Group plc	5.00	9-15-2015	250,000	268,050
Vodafone Group plc	5.38	1-30-2015	375,000	395,037
Vodafone Group plc	5.45	6-10-2019	400,000	459,070
Vodafone Group plc	5.63	2-27-2017	500,000	564,077
Vodafone Group plc	6.15	2-27-2037	1,000,000	1,085,169
Vodafone Group plc	6.25	11-30-2032	300,000	327,585
Vodafone Group plc	7.88	2-15-2030	250,000	318,242
				14,558,959

Utilities : 0.03%
Electric Utilities : 0.00%
Scottish Power Limited	5.81	3-15-2025	150,000	157,117

Independent Power Producers & Energy Traders : 0.01%
TransAlta Corporation	4.75	1-15-2015	400,000	415,785

82

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Independent Power Producers & Energy Traders (continued)
TransAlta Corporation	6.50%	3-15-2040	$90,000	$87,865
				503,650

Multi-Utilities : 0.01%
National Grid plc	6.30	8-1-2016	500,000	565,983

Water Utilities : 0.01%
United Utilities Group plc	5.38	2-1-2019	250,000	270,558

Total Yankee Corporate Bonds and Notes (Cost $196,432,073)				201,550,986

	Yield		Shares
Short-Term Investments : 2.46%
Investment Companies : 2.46%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)##	0.08		137,892,612	137,892,612
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(u)(l)	0.08		1,583,008	1,583,008
Total Short-Term Investments (Cost $139,475,620)				139,475,620

Total investments in securities (Cost $5,728,826,758)*	101.55%			5,762,636,828
Other assets and liabilities, net	(1.55)			(87,988,403)

Total net assets	100.00%			$5,674,648,425

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.
«	All or a portion of this security is on loan.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
@	Foreign bond principal is denominated in local currency.
##	All or a portion of this security has been segregated for when-issued securities.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $5,730,436,524 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$174,483,661
Gross unrealized depreciation	(142,283,357)

Net unrealized appreciation	$32,200,304

83

Wells Fargo Advantage Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$1,555,444,083	$0	$1,555,444,083
Corporate bonds and notes	0	1,197,631,065	0	1,197,631,065
Foreign government bonds	0	1,415,538,839	0	1,415,538,839
U.S. Treasury securities	1,252,996,235	0	0	1,252,996,235
Yankee corporate bonds and notes	0	201,550,986	0	201,550,986
Short-term investments
Investment companies	137,892,612	1,583,008	0	139,475,620

	$1,390,888,847	$4,371,747,981	$0	$5,762,636,828

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Common Stocks : 98.05%
Consumer Discretionary : 13.48%
Auto Components : 1.12%
Aapico Hitech PCL	147,600	$73,547
Aisin Seiki Company Limited	37,400	1,504,398
Akebono Brake Industry Company Limited	22,700	110,591
Autoliv Incorporated	62,300	5,785,178
Autoneum Holding AG	164	25,058
Bharat Forge Limited	19,334	92,261
BorgWarner Incorporated	71,755	7,689,983
Bosch Limited	1,719	239,197
Bridgestone Corporation	110,400	4,041,982
Bridgestone Corporation ADR	18,900	346,188
Calsonic Kansei Corporation	41,000	206,151
Cheng Shin Rubber Industry Company Limited	366,369	960,676
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	2,009,106
Continental AG	9,343	1,950,832
Cooper Tire & Rubber Company «	144,404	3,552,338
Daido Metal Company Limited	7,000	71,076
Dana Holding Corporation	342,537	6,946,650
Denso Corporation	93,100	4,662,953
Exedy Corporation	6,200	194,913
Exide Industries Limited	78,617	144,741
Faurecia †	2,019	68,022
FCC Company Limited	7,000	145,638
Futaba Industrial Company Limited †	6,100	22,333
Gentex Corporation	92,120	2,746,097
GKN plc	150,914	936,438
Halla Climate Control Corporation	8,860	320,644
Hankook Tire Company Limited	20,730	1,224,251
Hi-Lex Corporation	5,800	126,731
Hyundai Mobis	16,060	4,658,811
Hyundai Wia Corporation	3,195	573,609
Johnson Controls Incorporated	81,700	4,126,667
Kayaba Industry Company Limited	38,000	229,651
KEIHIN Corporation	9,300	154,084
Kenda Rubber Industrial Company Limited	165,960	359,466
Koito Manufacturing Company Limited	23,000	442,597
Lear Corporation	52,516	4,354,102
Leoni AG	4,204	314,055
Linamar Corporation	2,422	95,434
Magna International Incorporated Class A «	21,800	1,777,703
Mando Corporation	2,550	342,153
Martinrea International Incorporated	3,001	24,865
Minth Group Limited	76,000	159,202
MITSUBA Corporation	8,000	133,639
Musashi Seimitsu Industry Company Limited	4,100	89,746
Nan Kang Rubber Tire Company Limited †	148,145	187,221
NGK Spark Plug Company Limited	36,000	835,812
NHK Spring Company Limited	44,000	497,027
NIFCO Incorporated	9,400	246,873
Nippon Seiki Company Limited	8,000	136,295
Nissan Shatai Company Limited	17,000	258,589
Nissin Kogyo Company Limited	8,500	170,041
NOK Corporation	23,300	373,073
Nokian Renkaat Oyj	13,330	659,342
Pacific Industrial Company Limited	10,300	70,292
Pirelli & Company SpA	24,552	378,233
Press Kogyo Company Limited	13,000	57,115
Riken Corporation	27,000	116,515
Sanden Corporation	27,000	111,242
Showa Corporation	13,400	200,820
Somboon Advance Technology PCL	130,270	58,421
Stanley Electric Company Limited	30,500	671,491

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Auto Components (continued)
Sumitomo Rubber Industries Limited	36,300	$512,471
Tachi-S Company Limited	5,700	84,088
Takata Corporation	5,600	150,354
Tenneco Automotive Incorporated †	133,900	7,685,860
Thai Stanley Electric PCL	13,600	92,756
The Goodyear Tire & Rubber Company	153,200	3,410,232
Tokai Rika Company Limited	8,200	166,282
Tokai Rubber Industries Incorporated	6,500	62,382
Tong Yang Industry Company Limited	100,374	159,240
Topre Corporation	8,900	125,734
Toyo Tire & Rubber Company Limited	50,000	295,338
Toyota Boshoku Corporation	15,600	214,752
Toyota Gosei Company Limited	14,500	356,466
Toyota Industries Corporation	36,000	1,565,829
TPR Company Limited	5,200	87,576
TRW Automotive Holdings Corporation †	72,300	5,610,480
TS Tech Company Limited	9,900	346,995
Unipres Corporation	6,700	117,745
Valeo SA	7,819	831,286
Visteon Corporation †	110,551	8,693,731
Xingda International Holdings Limited	186,000	111,322
Xinyi Glass Holding Company Limited	456,149	482,470
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	49,000	507,103
YOROZU Corporation	3,500	63,183
		100,795,834

Automobiles : 1.37%
Bajaj Auto	14,575	460,515
Bayerische Motoren Werke AG	30,555	3,510,413
Brilliance China Automotive Holdings Limited	626,000	1,094,924
BYD Company Limited †	119,000	598,634
China Motor Company Limited	198,150	184,799
Chongqing Changchun Automobile Class B	43	91
Daihatsu Motor Company Limited	40,000	731,853
Daimler AG	89,801	7,441,674
Dongfeng Motor Group Company Limited	646,000	1,026,581
Fiat SpA †	84,699	671,971
Ford Motor Company	516,800	8,826,944
Ford Otomotiv Sanayi AS	14,299	184,129
Fuji Heavy Industries Limited	120,000	3,388,235
Geely Automobile Holdings Limited	870,000	448,879
General Motors Company †	124,700	4,829,631
Ghabbour Auto	3,188	13,894
Great Wall Motor Company Limited Class H	232,500	1,420,014
Guangzhou Automobile Group Company Limited	493,454	655,592
Hero Honda Motors Limited	20,559	675,414
Honda Motor Company Limited	317,800	13,434,943
Honda Motor Company Limited ADR	25	1,059
Hyundai Motor Company Limited	39,627	9,435,892
Isuzu Motors Limited	251,000	1,602,675
Kia Motors Corporation	63,058	3,598,888
Mahindra & Mahindra Limited	57,433	868,756
Mahindra & Mahindra Limited GDR	10,726	164,644
Maruti Suzuki India Limited	14,444	387,427
Mazda Motor Corporation †	526,000	2,418,804
Mitsubishi Motors Corporation «†	74,600	808,455
Nissan Motor Company Limited	477,300	4,361,755
Oriental Holdings Bhd	46,320	123,740
Peugeot SA «†	32,389	514,365
PT Astra International Incorporated Tbk	4,920,440	2,570,763
Renault SA	19,824	1,758,319
Suzuki Motor Corporation	78,700	2,020,805
Tan Chong Motor Holdings Bhd	87,300	173,354

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Automobiles (continued)
Tata Motors Limited	164,889	$1,052,028
Tata Motors Limited ADR	10,088	327,557
Tesla Motors Incorporated «†	50,100	6,376,728
Tofas Turk Otomobil Fabrikasi AS	25,253	165,719
Toyota Motor Corporation	520,214	32,403,860
UMW Holdings Bhd	137,800	531,875
Volkswagen AG	3,151	820,383
Yamaha Motor Company Limited	58,300	930,068
Yue Loong Motor	230,929	380,018
		123,397,067

Distributors : 0.16%
Canon Marketing Japan Incorporated	10,300	152,853
D’ieteren SA NV	1,530	71,781
DOSHISHA Company Limited	4,400	61,946
Imperial Holding Limited	47,334	979,764
Inchcape plc	38,717	377,063
Jardine Cycle & Carriage Limited	19,439	546,749
LKQ Corporation †	188,100	6,235,515
Pacific Brands Limited	170,912	101,990
Paltac Corporation	4,300	57,935
Pool Corporation	102,700	5,755,308
Uni-Select Incorporated	432	11,511
		14,352,415

Diversified Consumer Services : 0.46%
Apollo Group Incorporated Class A †	225,800	5,936,282
Benesse Corporation	17,200	661,635
DeVry Incorporated	124,800	4,435,392
Educomp Solutions Limited †	5,295	2,415
H&R Block Incorporated	174,711	4,872,690
Hillenbrand Incorporated	143,686	4,037,577
InvoCare Limited	17,635	170,785
Navitas Limited	44,468	243,075
New Oriental Education & Technology Group Incorporated	17,412	516,962
Outerwall Incorporated «†	54,962	3,759,401
Raffles Education Corporation Limited †	55,177	12,310
Service Corporation International	493,743	8,921,936
Sotheby’s Holdings Incorporated	150,300	7,704,378
		41,274,838

Hotels, Restaurants & Leisure : 2.12%
Accor SA	17,004	745,897
Accordia Golf Company Limited	14,600	170,767
Ajisen China Holdings Limited	67,200	68,217
Amax International Holdings Limited †	4,175	587
Ardent Leisure Group	55,254	101,182
Aristocrat Leisure Limited	87,486	376,203
Autogrill SpA	9,260	77,051
Bally Technologies Incorporated †	81,809	6,100,497
Banyan Tree Holdings Limited	13,000	6,836
Berjaya Land Bhd	408,500	105,199
Berjaya Sports Toto Bhd	163,502	198,353
Bob Evans Farms Incorporated	1,361	75,658
Cafe de Coral Holdings Limited	52,000	175,398
Carnival Corporation	53,300	1,924,663
Carnival plc	20,101	734,687
Cheesecake Factory Incorporated	109,100	5,318,625
Chipotle Mexican Grill Incorporated †	19,394	10,159,741
Colowide Company Limited	10,000	102,612
Compass Group plc	175,290	2,642,485

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store Incorporated	52,300	$5,674,027
Crown Limited	72,900	1,122,422
Darden Restaurants Incorporated	83,300	4,442,389
Domino’s Pizza Incorporated	123,800	8,558,294
Doutor Nichires Holdings Company Limited	5,200	85,647
Dunkin Brands Group Incorporated	50,683	2,482,453
Echo Entertainment Group Limited	135,176	310,343
Egyptian Resorts Company †	16,982	2,442
EIH Limited	57,568	49,102
Enterprise Inns plc †	26,791	60,515
Flight Centre Limited	11,645	516,561
Formosa International Hotels Corporation	16,347	187,808
Fujita Kanko Incorporated	30,000	117,745
Galaxy Entertainment Group Limited †	269,000	2,106,157
Genting Bhd	503,300	1,595,944
Genting Singapore plc	1,113,320	1,303,996
Grand Korea Leisure Company Limited	10,260	390,215
Great Canadian Gaming Corporation †	676	9,483
Greene King plc	17,051	243,367
H.I.S Company Limited	4,200	227,581
Hong Kong & Shanghai Hotels Limited	94,530	137,784
Hotel Properties Limited	32,000	81,590
Hotel Shilla Company Limited	7,990	518,674
Hyatt Hotels Corporation Class A †	37,824	1,829,547
Imperial Hotel Limited «	6,400	137,529
Indian Hotels Company Limited	66,498	51,079
Intercontinental Hotels Group plc	28,522	888,412
International Game Technology	167,030	2,921,355
Intralot SA-Integrated Lottery Systems & Services	4,444	11,410
J D Wetherspoon plc	8,168	95,324
Jollibee Foods Corporation	94,580	382,641
Kangwon Land Incorporated	28,940	907,879
Kappa Create Company Limited †	2,100	39,570
Kentucky Fried Chicken (Japan) Limited	2,100	43,015
Kisoji Company Limited	3,500	62,363
Kuoni Reisen Holding AG	214	94,257
Ladbrokers plc	95,658	273,690
Las Vegas Sands Corporation	82,555	5,917,542
Life Time Fitness Incorporated †	79,905	3,876,192
Lottomatica SpA	6,123	188,405
Marriott International Incorporated Class A	141,900	6,672,138
Marriott Vacations Worldwide Corporation †	57,022	2,978,829
Marston’s plc	50,669	124,154
McDonald’s Corporation	226,014	22,006,983
McDonald’s Holdings Company (Japan) Limited	12,400	341,159
Melco International Development Limited	180,000	635,009
MGM China Holdings Limited	177,200	630,845
MGM Mirage †	208,700	4,004,953
Millennium & Copthorne Hotels plc	18,690	178,962
Minor International PCL	115,797	87,632
Miramar Hotel & Investment Company Limited	48,000	62,286
Mitchells & Butlers plc †	19,207	129,871
MOS Food Services Incorporated	6,100	115,181
Multi-Purpose Holdings Bhd	221,370	224,598
Norwegian Cruise Line Holdings Limited †	29,700	1,012,770
Ohsho Food Service Corporation	1,600	50,222
Opap SA	18,417	244,941
Orbis SA	2,450	32,377
Oriental Land Company Limited	10,200	1,502,739
Paddy Power plc	4,093	315,327
Panera Bread Company Class A †	17,449	3,086,554
Papa John’s International Incorporated	35,000	2,970,625
PartyGaming plc	58,620	121,856
Plenus Company Limited	4,100	93,949
Punch Taverns plc †	32,370	5,894

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Resorts World Bhd	621,815	$818,025
RESORTTRUST Incorporated	7,380	272,720
Restaurant Group plc	15,681	147,968
REXLot Holdings Limited	625,000	66,913
Round One Corporation	8,500	66,971
Royal Caribbean Cruises Limited	92,900	4,092,245
Royal Holdings Company Limited	5,300	81,292
Saizeriya Company Limited	4,700	54,973
Sands China Limited	459,523	3,476,363
Shangri-La Asia Limited	274,166	524,804
SJM Holdings Limited	390,000	1,250,089
Sky City Entertainment Group Limited	112,226	338,728
Sodexho Alliance SA	9,330	937,175
Spirit Pub Company plc	32,370	38,280
St. Marc Holdings Company Limited	1,200	58,697
Starbucks Corporation	169,900	13,840,054
Tabcorp Holdings Limited	141,244	454,241
Tattersall’s Limited	263,014	740,422
The Wendy’s Company «	646,102	5,562,938
Thomas Cook Group plc †	117,612	334,578
Tim Hortons Incorporated	14,344	838,005
Tokyo Dome Corporation	36,000	247,791
Tokyotokeiba Company Limited	32,000	126,844
Transat A.T. Incorporated Class A †	1,458	19,877
TUI AG †	12,319	178,817
TUI Travel plc	61,222	368,065
Vail Resorts Incorporated	79,020	5,988,926
Watami Food Service Company «	3,900	54,107
Whitbread plc	16,178	944,547
William Hill plc	82,355	519,784
Wowprime Corporation	12,100	189,919
Wyndham Worldwide Corporation	82,900	5,944,759
Wynn Macau Limited	273,600	1,049,912
Wynn Resorts Limited	50,437	8,365,985
Yoshinoya D&C Company Limited «	11,800	136,404
Yum! Brands Incorporated	100,900	7,837,912
Zensho Company Limited «	11,700	126,909
		190,755,300

Household Durables : 0.81%
Alpine Electronics Incorporated	7,900	108,444
Amtran Technology Company Limited	169,006	109,077
Arcelik AS	78,008	525,436
Barratt Developments plc	86,863	468,048
Bellway plc	9,497	224,154
Berkeley Group Holdings plc	11,306	435,808
Bovis Homes Group plc	9,917	126,367
Casio Computer Company Limited	51,600	584,892
Chofu Seisakusho Company Limited	3,500	83,412
Cleanup Corporation	5,200	44,220
Corona Corporation	2,000	22,065
D.R. Horton Incorporated	179,831	3,575,040
Dorel Industries Incorporated Class B	2,467	85,710
Ekornes ASA	800	11,319
Electrolux AB Class B	25,871	629,802
Fleetwood Corporation Limited	5,805	15,178
Foster Electric Company Limited	4,400	86,303
France Bed Holdings Company Limited	27,000	52,194
FUJITSU General Limited	11,000	126,190
Funai Electric Company Limited	2,100	24,583
Garmin Limited «	77,200	3,748,832
GUD Holdings Limited	7,917	40,752
Haier Electronics Group Company	201,000	473,420
Harman International Industries Incorporated	42,170	3,417,457

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Household Durables (continued)
Haseko Corporation †	56,900	$424,979
Husqvarna AB Class A	1	6
Husqvarna AB Class B	37,065	222,581
Iida Group Holdings Company «†	16,300	327,989
Jarden Corporation †	69,650	3,917,116
JM AB	8,886	250,747
JVC Kenwood Holdings Incorporated	26,300	49,044
Leggett & Platt Incorporated	91,719	2,770,831
Lennar Corporation Class A	106,200	3,797,712
LG Electronics Incorporated	25,457	1,645,336
Matsushita Electric Industrial Company Limited	404,510	4,640,461
Mohawk Industries Incorporated †	38,000	5,320,760
Newell Rubbermaid Incorporated	185,119	5,618,362
Nexity SA	1,566	57,408
Nobia AB	5,775	49,989
NVR Incorporated †	2,634	2,554,927
Panahome Corporation	18,000	127,059
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc	31,295	594,195
Pioneer Corporation †	54,900	115,776
Pulte Homes Incorporated	218,600	4,100,936
Redrow plc	3,458	15,927
Rinnai Corporation	7,000	528,972
Sangetsu Company Limited	6,500	163,983
SEB SA	3,036	283,883
Sekisui Chemical Company Limited	85,000	995,851
Sekisui House Limited	116,000	1,600,273
Sharp Corporation †	203,000	663,949
Skyworth Digital Technology Company Limited	5,491	3,286
Sony Corporation	184,094	3,355,660
Steinhoff International Holdings Limited	370,027	1,466,179
Sumitomo Foresting Company Limited	31,600	377,627
Takamatsu Corporation	3,600	61,262
Tatung Company Limited †	394,770	107,650
Taylor Woodrow plc	300,372	523,115
Techtronic Industries Company Limited	263,500	708,658
Tempur-Pedic International Incorporated †	132,800	6,775,456
TOA Corporation	6,000	55,123
TOKEN Corporation	1,340	69,731
Tomtom NV †	4,700	35,590
Tupperware Corporation	32,600	2,977,684
Videocon Industries Limited †	16,162	44,149
Welling Holding Limited	102,800	29,968
Woongjin Coway Company Limited	13,020	814,442
		73,263,335

Internet & Catalog Retail : 1.00%
Amazon.com Incorporated †	83,627	32,917,260
Askul Corporation	2,300	69,949
ASOS plc †	7,672	728,337
Belluna Company Limited	6,000	28,880
CDON Group †	6,172	27,584
CJ O Shopping Company Limited	949	351,515
Groupon Incorporated †	233,000	2,108,650
Home Retail Group plc	62,866	196,434
HSN Incorporated	72,487	4,160,754
Hyundai Home Shopping Network	1,833	307,434
Liberty Ventures Series A †	77,058	9,366,400
N Brown Group plc	13,911	123,297
Netflix Incorporated †	36,726	13,434,371
Nissen Company Limited	2,200	6,916
priceline.com Incorporated †	11,596	13,826,259
Rakuten Incorporated	138,100	2,122,230
Senshukai Company Limited	7,500	63,852

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Internet & Catalog Retail (continued)
Shutterfly Incorporated †	75,300	$3,556,419
Start Today Company Limited	12,500	320,478
TripAdvisor Incorporated †	69,902	6,173,745
Wotif.com Holdings Limited	18,653	74,263
		89,965,027

Leisure Equipment & Products : 0.40%
Ability Enterprise Company Limited	40,000	26,222
Altek Corporation	88,623	53,903
Amer Sports Oyj	13,925	273,163
Aruze Corporation	4,400	79,988
Asia Optical Company Incorporated †	14,239	13,809
Beneteau SA †	1,319	23,653
Brunswick Corporation	199,400	9,112,580
Fields Corporation	2,900	49,945
Giant Manufacturing Company Limited	62,687	441,652
Hasbro Incorporated	73,221	3,940,754
Heiwa Corporation	9,000	145,423
Mars Engineering Corporation	1,800	34,128
Mattel Incorporated	221,595	10,253,201
Merida Industry Limited	45,000	334,527
Mizuno Corporation «	17,000	88,797
Namco Bandai Holdings Incorporated	41,200	837,073
Nikon Corporation	66,800	1,266,542
Polaris Industries Incorporated	40,156	5,359,621
Roland Corporation	800	10,419
Sankyo Company Limited	10,300	472,136
Sega Sammy Holdings Incorporated	34,100	898,569
Shimano Incorporated	16,400	1,457,066
Tamron Company Limited	4,000	84,940
Tomy Company Limited	14,100	65,527
Yamaha Corporation	36,000	566,932
Young Optics Incorporated	14,000	27,485
		35,918,055

Media : 1.84%
Agora SA †	5,097	18,528
Aimia Incorporated	16,463	291,563
Amalgamated Holdings Limited	22,965	171,981
AMC Networks Incorporated Class A †	36,912	2,369,381
Antena 3 de Television SA	1,425	21,914
APN News & Media Limited †	45,589	18,690
Arnoldo Mondadori Editore SpA †	1,753	3,667
Asatsu-DK Incorporated	5,100	125,029
Avex Group Holdings Incorporated	7,200	157,602
Axel Springer AG	4,131	248,329
BEC World PCL	121,700	200,875
British Sky Broadcasting plc	92,582	1,241,098
Cablevision Systems Corporation New York Group Class A	138,800	2,327,676
Charter Communication Incorporated †	42,042	5,679,874
Cheil Worldwide Incorporated †	21,540	526,135
Cineplex Incorporated «	8,140	328,712
CJ E&M Corporation †	6,785	198,427
Cogeco Cable Incorporated	1,258	56,735
Corus Entertainment Incorporated Class B «	12,391	285,246
CyberAgent Incorporated	9,100	338,946
Cyfrowy Polsat SA †	44,163	284,679
Daiichikosho Company Limited	8,500	249,378
Daily Mail & General Trust plc	23,399	350,632
Debenhams plc	147,783	234,030
Dentsu Incorporated	40,100	1,667,815
DIRECTV Group Incorporated †	118,568	7,838,530

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Media (continued)
Discovery Communications Incorporated Class A †	60,402	$5,271,283
Discovery Communications Incorporated Class C †	3,073	248,206
DISH Network Corporation	24,400	1,321,504
Eniro AB †	5,208	29,591
eSun Holdings Limited †	3,000	437
Eutelsat Communications SA	13,912	409,362
Fairfax Media Limited «	382,378	209,019
Fuji Television Network Incorporated	8,900	181,345
Gannett Company Incorporated	146,818	3,972,895
Gestevision Telecinco SA †	15,943	187,022
GFK SE	2,287	130,272
Grupo Televisa SA	454,502	2,774,314
Hakuhodo DY Holdings Incorporated	56,200	447,186
Havas SA	33,703	274,438
Informa plc	60,450	551,616
Interpublic Group of Companies Incorporated	274,883	4,782,964
Ipsos	1,688	70,377
ITV plc	319,668	994,142
JC Decaux SA	5,375	211,501
Kabel Deutschland Holding AG	8,320	1,085,061
Kadokawa Group Holdings Incorporated	4,200	144,545
Lagardere SCA	10,820	366,592
Lamar Advertising Company Class A †	41,138	2,053,609
Liberty Global plc Class A †	84,921	7,287,071
Liberty Global plc Class C †	4,625	376,706
Liberty Media Corporation †	77,215	11,849,414
Live Nation Incorporated †	321,255	5,901,454
M6 Metropole Television SA	5,835	127,266
Madison Square Garden Incorporated Class A †	38,000	2,141,680
Mediaset SpA †	67,736	308,817
Meredith Corporation	82,700	4,411,218
Modern Times Group Class B	4,115	207,631
Morningstar Incorporated	13,304	1,109,687
Naspers Limited	100,178	9,554,080
New York Times Company Class A	279,368	3,899,977
News Corporation Class A †	324,126	5,821,303
Nippon Television Network Corporation	10,000	174,371
Omnicom Group Incorporated	31,200	2,229,240
PagesJaunes SA †	5,117	8,133
Pearson plc	78,175	1,727,418
ProSiebenSat.1 Media AG	8,128	365,652
PT Bhakti Investama Tbk	5,200,153	143,453
PT Media Nusantara Citra Tbk	1,052,000	235,243
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	54,772
Publicis Groupe	16,245	1,435,798
Quebecor Incorporated	6,882	174,042
REA Group Limited	14,191	523,742
Reed Elsevier NV—Netherlands Exchange	65,450	1,397,725
Reed Elsevier plc—United Kingdom Exchange	118,539	1,715,178
Regal Entertainment Group Class A «	180,493	3,516,004
Rightmove plc	11,307	469,715
RTL Group	1,962	236,819
Sanoma Oyj	9,062	88,576
Schibsted ASA	8,244	532,188
Scripps Networks Interactive Incorporated	61,864	4,614,436
Seat Pagine Gialle SpA †	259	1
SES SA	43,074	1,275,942
Shaw Communications Incorporated Class B «	37,500	872,446
Shochiku Company Limited	26,000	242,421
Sinclair Broadcast Group Incorporated	167,800	5,507,196
Singapore Press Holdings Limited «	289,000	980,949
Sirius XM Holdings Incorporated	712,414	2,685,801
Sky Deutschland AG †	48,593	498,403
SKY Network Television Limited	62,990	289,537
Sky Perfect JSAT Holdings Incorporated	46,800	240,340

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Media (continued)
Societe Television Francaise 1 SA	10,997	$205,417
Star Publications Limited	33,600	25,646
Starz Liberty Capital	61,885	1,750,108
Sun TV Network Limited	19,075	112,942
Technicolor †	23,402	118,583
Telenet Group Holding NV	5,930	326,264
Television Broadcasts Limited	55,000	345,140
Ten Network Holdings Limited †	257,639	68,069
Thomson Corporation «	34,752	1,301,932
Toei Company Limited	16,000	93,102
Toho Company Limited Tokyo	28,300	612,833
Tokyo Broadcasting System Incorporated	5,700	70,676
Torstar Corporation	11,855	69,538
TV Asahi Corporation	3,800	81,547
TVN SA	35,817	174,057
Twenty-First Century Fox Incorporated	449,066	15,039,220
United Business Media Limited	19,504	217,084
Viacom Incorporated Class B	49,863	3,997,517
Vodone Limited †	587,400	60,614
West Australian Newspapers Holding Limited	144,989	293,245
Wolters Kluwer NV	33,251	937,308
WPP plc	120,952	2,674,633
Yellow Media Limited †	225	3,616
Zee Entertainment Enterprises Limited	102,539	425,318
Zenrin Company Limited	5,000	48,621
		165,237,628

Multiline Retail : 0.49%
Aeon Company Bhd	41,400	193,962
Big Lots Incorporated †	115,437	4,424,700
Canadian Tire Corporation Limited	7,500	705,513
David Jones Limited	86,212	233,274
Dollar General Corporation †	70,100	3,991,494
Dollar Tree Incorporated †	139,784	7,778,980
Dollarama Incorporated	6,458	522,246
Don Quijote Company Limited	10,200	624,398
El Puerto De Liverpool SAB de CV	42,300	473,801
Far Eastern Department Stores Company Limited	181,946	185,672
Fuji Company Limited	5,100	87,485
Golden Eagle Retail Group Limited	128,000	171,379
H2O Retailing Corporation	28,000	227,991
Harvey Norman Holdings Limited «	97,512	286,948
Hyundai Department Store Company Limited	3,673	572,659
Intime Retail Group Company Limited	238,500	272,566
Isetan Mitsukoshi Holdings Limited	69,300	996,621
Izumi Company Limited	8,900	269,802
J.Front Retailing Company Limited	94,800	740,444
Kintetsu Corporation «†	27,000	89,627
Kohl’s Corporation	130,700	7,225,096
Lifestyle International Holdings Limited	119,500	252,791
Lotte Shopping Company Limited	3,266	1,209,744
Macy’s Incorporated	47,412	2,525,163
Marks & Spencer Group plc	149,257	1,189,760
Marui Company Limited	48,100	494,501
Matsuya Company Limited †	9,600	105,068
Metro Holdings Limited	163,200	107,279
Myer Holdings Limited «	106,299	276,004
New World Department Store China Limited	150,000	83,197
Next plc	15,421	1,386,998
Pantaloon Retail India Limited	16,821	19,435
Parco Company Limited	6,400	58,673
Parkson Holdings Bhd	118,700	127,428
Parkson Retail Group Limited	251,000	77,055
Robinson Department Store PCL	106,500	180,761

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Multiline Retail (continued)
Ryohin Keikaku Company Limited	4,800	$499,097
SACI Falabella	208,125	1,907,347
Sears Canada Incorporated	655	11,933
Sears Holdings Corporation «†	29,801	1,893,258
Shinsegae Company Limited	1,463	354,587
Stockmann Oyj ABP	1,375	21,033
Takashimaya Company Limited	60,000	568,221
The Daiei Incorporated †	2,400	7,943
Warehouse Group Limited	10,254	30,866
Woolworths Holdings Limited	144,711	1,049,903
		44,512,703

Specialty Retail : 2.51%
ABC-Mart Incorporated	4,200	191,496
Advance Auto Parts Incorporated	45,396	4,585,450
Aeropostale Incorporated «†	171,800	1,772,976
Alpen Company Limited	2,900	53,173
American Eagle Outfitters Incorporated	112,502	1,830,408
AOKI Holdings Incorporated	3,300	106,000
Aoyama Trading Company Limited	10,700	287,388
Ascena Retail Group Incorporated †	293,400	6,249,420
AT Group Company Limited	5,000	87,527
Autobacs Seven Company Limited	16,500	246,795
AutoNation Incorporated †	30,700	1,505,528
AutoZone Incorporated †	8,200	3,785,120
Bed Bath & Beyond Incorporated †	50,900	3,971,727
Belle International Holdings Limited	1,042,000	1,282,230
Best Buy Company Incorporated	172,300	6,986,765
Best Denki Company Limited †	8,000	12,341
BIC Camera Incorporated «	221	112,415
Cabela’s Incorporated †	32,000	1,960,000
CarMax Incorporated †	140,000	7,049,000
Carpetright plc †	2,534	24,969
Carphone Warehouse Group plc	20,849	96,234
Chico’s FAS Incorporated	364,195	6,806,805
Children’s Place Retail Stores Incorporated †	47,298	2,601,390
Chiyoda Company Limited	8,400	176,324
Chow Sang Sang Holdings International Limited	81,000	253,887
Chow Tai Fook Jewellery Company Limited	230,800	358,436
CST Brands Incorporated	140,699	4,627,590
DCM Japan Holdings Company Limited	27,000	183,471
Delek Automotive Systems Limited	1,187	13,502
Dick’s Sporting Goods Incorporated	63,307	3,578,112
Dickson Concepts International Limited	37,670	23,177
DSG International plc †	298,153	250,841
DSW Incorporated Class A	159,400	7,145,902
Dufry Group Register Shares †	2,183	368,710
Edion Corporation	14,400	83,792
Esprit Holdings Limited	355,658	741,351
Express Incorporated †	199,100	4,899,851
Fast Retailing Company Limited	11,700	4,432,121
Fielmann AG	776	88,679
Foot Locker Incorporated	96,335	3,746,468
Foschini Limited	43,808	435,890
Fourlis Holdings SA †	1,820	8,975
Futures Lifestyle Fashions Limited †	5,607	5,900
Gamestop Corporation Class A	76,300	3,681,475
Genesco Incorporated †	47,700	3,573,207
GEO Company Limited	10,200	91,021
Giordano International Limited	338,000	293,415
GNC Holdings Incorporated Class A	50,133	3,017,004
GOME Electrical Appliances Holding Limited	2,195,000	382,224
Group 1 Automotive Incorporated	42,700	2,922,815
Groupe Fnac †	888	28,699

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
Grupo Elektra SA de CV	7,469	$277,805
Guess? Incorporated	38,400	1,315,584
Gulliver International Company Limited	5,600	33,023
Halfords Group	10,381	82,987
Hennes & Mauritz AB	89,703	3,803,728
Hikari Tsushin Incorporated	3,600	275,558
Home Depot Incorporated	323,830	26,123,366
Hotai Motor Company Limited	85,000	988,038
Industria de Diseno Textil SA	21,337	3,401,544
IT City Public Company Limited	172,900	15,831
JB Hi-Fi Limited «	17,769	330,244
Joshin Denki Company Limited	10,000	76,251
Jumbo SA †	8,759	136,364
K’s Holdings Corporation	9,400	307,444
Keiyo Company Limited	9,500	42,851
Kesa Electricals plc	21,336	30,557
Kingfisher plc	235,574	1,449,424
KOHNAN SHOJI Company Limited	4,900	50,806
Komeri Company Limited	6,500	164,301
Luk Fook Holdings International Limited	65,000	240,208
Lumber Liquidators Holdings Incorporated †	60,400	6,081,676
Mr Price Group Limited	44,003	668,607
Murphy USA Incorporated †	102,600	4,642,650
NAFCO Company Limited	1,400	19,888
Nishimatsuya Chain Company Limited	8,400	66,921
Nitori Company Limited	8,350	773,654
O’Reilly Automotive Incorporated †	68,006	8,498,030
OSIM International Limited «	55,515	100,410
Paris Miki Incorporated	3,500	15,787
PetSmart Incorporated	64,800	4,802,328
Point Incorporated	3,600	143,051
Pou Sheng International Holdings Limited †	282,000	15,095
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	96
Premier Investments Limited	16,893	120,814
Reitman’s Canada Limited Class A	2,386	13,558
Rent-A-Center Incorporated	127,782	4,352,255
Right On Company Limited	1,000	7,693
RONA Incorporated	10,259	125,376
Ross Stores Incorporated	49,798	3,807,555
Sa Sa International Holdings Limited	182,000	211,987
Sally Beauty Holdings Incorporated †	93,200	2,622,648
Sanrio Company Limited «	11,000	503,686
Shimachu Company Limited	9,900	223,082
Shimamura Company Limited	4,400	451,491
Signet Jewelers Limited—United Kingdom Exchange	1,261	96,967
Staples Incorporated	426,000	6,615,780
Super Cheap Auto Group Limited	25,537	318,504
T-Gaia Corporation	4,400	46,696
The Buckle Incorporated «	53,900	2,859,934
The Men’s Wearhouse Incorporated	105,042	5,369,747
Tiffany & Company	69,000	6,150,660
TJX Companies Incorporated	161,700	10,167,696
Tractor Supply Company	87,050	6,372,931
Trinity Limited	202,000	76,864
Truworths International Limited «	104,568	830,414
ULTA Salon Cosmetics & Fragrance Incorporated †	39,700	5,039,518
United Arrows Limited	4,100	173,727
Urban Outfitters Incorporated †	67,913	2,649,965
USS Company Limited	41,000	563,212
Valora Holding AG	366	89,799
Vitamin Shoppe Incorporated †	59,700	3,239,919
WH Smith plc	12,180	188,796
World Duty Free SpA †	9,260	108,248
Xebio Company Limited	4,100	85,222
Yamada Denki Company Limited	183,000	637,842

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Specialty Retail (continued)
Zhongsheng Group Holdings Limited	140,000	$188,529
		226,303,218

Textiles, Apparel & Luxury Goods : 1.20%
Adidas-Salomon AG	19,806	2,408,665
ANTA Sports Products Limited	127,000	178,886
ASICS Corporation	34,600	571,234
Atsugi Company Limited	31,000	35,109
Billabong International Limited †	56,684	16,784
Bosideng International Holdings Limited	500,000	105,125
Burberry Group plc	41,524	1,037,849
Carter’s Incorporated	34,000	2,402,780
China Dongxiang Group Company	272,000	43,856
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA «	4,809	937,816
Compagnie Financiere Richemont SA	49,685	5,048,253
Crocs Incorporated †	203,300	2,805,540
Daidoh Limited	1,200	7,334
Deckers Outdoor Corporation †	69,298	5,726,787
Descente Limited	9,000	63,705
Eclat Textile Company Limited	39,780	506,760
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	264,834
Fossil Group Incorporated †	31,499	4,008,878
Geox SpA	950	3,273
Gildan Activewear Incorporated	10,931	530,958
Gunze Limited	36,000	92,438
Hanesbrands Incorporated	61,700	4,325,170
Hermes International	1,479	516,370
Hugo Boss AG	2,130	285,888
Iconix Brand Group Incorporated †	123,600	4,904,448
Jaybharat Textiles & Real Estate Limited †(a)	15,488	8,600
Kering	7,111	1,577,043
Kurabo Industries Limited	43,000	75,567
Li & Fung Limited	1,128,530	1,537,188
Li Ning Company Limited †	79,500	70,039
LPP SA	207	613,997
lululemon athletica incorporated «†	9,595	668,963
Luxottica Group SpA	12,870	681,522
LVMH Moet Hennessy Louis Vuitton SA «	26,096	4,918,884
Michael Kors Holdings Limited †	111,991	9,132,866
Ng2 SA	3,479	133,994
Nike Incorporated Class B	168,500	13,335,090
Onward Kashiyama Company Limited	27,000	216,422
Pandora AS	4,743	246,001
Peak Sport Products Limited	198,000	48,525
Ports Design Limited	33,000	25,710
Pou Chen Corporation	584,600	760,529
Prada SpA	47,800	461,498
Prime Success International Group Limited	130,000	59,528
Puma AG Rudolf Dassler Sport	229	72,983
PVH Corporation	50,857	6,810,769
Ralph Lauren Corporation	14,913	2,613,205
Ruentex Industries Limited	140,549	380,889
Sanyo Shokai Limited	23,000	64,223
Seiko Holdings Corporation Class C	23,000	120,361
Seiren Company Limited	20,900	150,182
Shenzhou International Group Holdings Limited	77,000	291,010
Stella International	100,000	242,756
Steven Madden Limited †	135,750	5,288,820
Swatch Group AG/The Bearer Shares	2,953	1,935,112
Swatch Group AG/The Regular Shares	4,901	547,710
Tainan Spinning Company Limited	347,632	267,238
Texwinca Holdings Limited	100,000	97,902

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
The Japan Wool Textile Company Limited	13,000	$96,334
Titan Industries Limited	44,383	162,681
Tod’s SpA	810	137,108
TSI Holdings Company Limited	20,900	132,430
Under Armour Incorporated Class A †	49,896	4,026,607
Unitika Limited †	168,000	101,694
VF Corporation	20,429	4,792,235
Wacoal Corporation	26,000	283,798
Wolverine World Wide Incorporated	220,880	7,269,161
Xtep International Holdings Limited	154,500	82,903
Yue Yuen Industrial Holdings Limited	151,500	473,886
		107,842,703

Consumer Staples : 6.98%
Beverages : 1.42%
Ambev SA	1,029,680	7,788,385
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	474,922
Anheuser-Busch InBev NV	72,633	7,415,196
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	1,119,592
Asahi Breweries Limited	84,800	2,321,496
Britvic plc	18,843	208,493
Brown-Forman Corporation Class B	101,321	7,601,101
C&C Group plc	39,716	239,826
Carlsberg AS	10,130	1,109,659
Carlsberg Brewery Malaysia Bhd	27,300	104,355
Coca-Cola Amatil Limited	92,677	1,020,799
Coca-Cola Central Japan Company Limited	8,300	166,122
Coca-Cola Enterprises Incorporated	165,300	6,932,682
Coca-Cola Femsa SA	73,900	896,995
Coca-Cola HBC AG—London Exchange	17,518	492,324
Coca-Cola Icecek Uretim AS	15,881	456,192
Coca-Cola West Japan Company Limited	14,900	329,786
Compania Cervecerias Unidas SA	26,092	317,035
Constellation Brands Incorporated Class A †	103,600	7,294,476
Cott Corporation	9,100	76,340
Davide Campari-Milano SpA	22,742	183,207
Diageo plc	226,919	7,227,855
Dr Pepper Snapple Group Incorporated	130,940	6,319,164
Fomento Economico Mexicano Sab de CV	457,000	4,351,717
Fraser & Neave Holdings	12,000	67,986
Guinness Anchor Bhd	33,500	169,007
Heineken Holding NV	9,870	621,345
Heineken NV	20,410	1,387,181
Hey Song Corporation	74,250	92,079
Hite Jinro Company Limited	6,516	156,081
ITO EN Limited	11,400	246,198
Kirin Brewery Company Limited	169,000	2,603,681
Lotte Chilsung Beverage Company Limited	132	191,583
Molson Coors Brewing Company	104,972	5,528,875
Monster Beverage Corporation †	84,987	5,029,531
PepsiCo Incorporated	202,263	17,083,133
Pernod-Ricard SA	18,977	2,150,847
Remy Cointreau SA	1,980	168,787
SABMiller plc	90,064	4,648,052
Sapporo Holdings Limited	76,000	345,775
Takara Holdings Incorporated	39,000	381,528
Thai Beverage PCL	2,160,000	834,708
The Coca-Cola Company	499,566	20,077,558
Treasury Wine Estates Limited	112,694	504,109
Tsingtao Brewery Company Limited	70,000	587,799
United Spirits Limited	20,845	872,394

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Beverages (continued)
Yomeishu Seizo Company Limited	4,000	$31,828
		128,227,784

Food & Staples Retailing : 1.67%
Aeon Company Limited	134,900	1,814,910
Ain Pharmaciez Incorporated	2,200	101,918
Alimentation Couche Tard Incorporated	13,243	971,685
ARCS Company Limited	9,300	174,605
Axfood AB	1,584	80,021
Big C Supercenter PCL ADR	174,400	1,002,080
Bim Birlesik Magazalar AS	46,738	1,055,546
Booker Group plc	194,495	525,913
C.P. Seven Eleven PCL	830,800	1,054,348
Carrefour SA	60,951	2,397,944
Casey’s General Stores Incorporated	84,110	6,259,466
Casino Guichard Perrachon SA	5,420	606,054
Cawachi Limited	2,100	37,705
Cencosud SA	244,002	887,068
China Resources Enterprise Limited	266,000	938,402
Cocokara Fine Incorporated	4,000	104,701
Colruyt SA	6,243	351,966
Cosmos Pharmaceutical Corporation	1,800	192,433
Costco Wholesale Corporation	98,727	12,383,328
Dairy Farm International Holdings Limited	52,200	540,792
Delhaize Group SA	10,066	586,575
Distribuidora Internacional SA	61,010	559,371
E-MART Company Limited	4,953	1,261,300
Empire Company Limited	2,672	189,463
Eurocash SA	15,296	248,500
FamilyMart Company Limited	12,400	566,580
George Weston Limited	5,500	413,083
Greggs plc	7,664	55,459
Harris Teeter Supermarkets Incorporated	108,852	5,375,112
Heiwado Company Limited	8,100	118,861
Inageya Company Limited	5,500	53,161
Izumiya Company Limited	15,000	67,073
J Sainsbury plc	119,290	795,465
Jeronimo Martins SA	20,490	423,102
Kasumi Company Limited	10,000	61,997
Kato Sangyo Company Limited	5,600	105,029
Kesko Oyj	7,559	282,087
Kesko Oyj Class A	1,500	56,038
Koninklijke Ahold NV	100,511	1,829,692
Lawson Incorporated	12,000	879,863
Life Corporation	4,000	62,719
Loblaw Companies Limited «	10,500	426,980
Magnit OJSC Sponsored GDR	68,877	4,538,994
Massmart Holdings Limited	23,414	329,600
Matsumotokiyoshi Holdings Company Limited	6,900	211,194
Metcash Limited	157,905	438,771
Metro AG	12,722	637,564
Metro Incorporated	9,679	570,205
Ministop Company Limited	2,800	42,536
OKUWA Company Limited	6,000	53,717
Olam International Limited «	271,718	333,410
Pick’n Pay Stores Limited «	59,313	287,233
President Chain Store Corporation	126,032	894,327
Rallye SA	2,005	84,901
Rite Aid Corporation †	1,903,880	11,270,970
Ryoshoku Limited	4,200	109,608
Safeway Incorporated	154,716	5,410,419
Seven & I Holdings Company Limited	145,180	5,343,701
Shoppers Drug Mart Corporation	20,100	1,105,017
Shoprite Holdings Limited	81,698	1,432,138

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Food & Staples Retailing (continued)
Sligro Food Group NV	1,429	$53,929
SPAR Group Limited	29,921	381,309
Sugi Pharmacy Company Limited	8,400	339,937
Sun Art Retail Group Limited	518,000	769,719
Sundrug Company Limited	6,600	297,379
Super-Sol Limited	1,882	7,396
Sysco Corporation	69,948	2,352,351
Tesco plc	770,024	4,385,477
The Fresh Market Incorporated †	90,109	3,668,337
The Jean Coutu Group PJC Incorporated	9,211	157,231
The Kroger Company	62,200	2,596,850
The Maruetsu Incorporated	2,000	6,502
Tsuruha Holdings Incorporated	3,300	303,822
United Natural Foods Incorporated †	108,479	7,468,779
UNY Company Limited	43,900	287,595
Valor Company Limited	9,100	118,253
Wal-Mart de Mexico SAB de CV	1,321,710	3,486,305
Wal-Mart Stores Incorporated	213,843	17,323,421
Walgreen Company	115,200	6,819,840
Welcia Holdings Company	1,800	93,141
Wesfarmers Limited	200,665	7,846,434
Whole Foods Market Incorporated	80,242	4,541,697
William Morrison Supermarkets plc	218,799	950,836
Woolworths Limited	219,348	6,732,506
Wumart Stores Incorporated	127,000	196,578
Yaoko Company Limited	2,300	94,201
Yokohama Reito Company	7,100	56,079
		150,328,604

Food Products : 2.01%
Ajinomoto Company Incorporated	116,000	1,653,503
Alicorp SA	148,947	459,729
Archer Daniels Midland Company	78,700	3,167,675
Ariake Japan Company Limited	5,600	135,537
Aryzta AG	9,603	715,630
Asiatic Development Bhd	46,000	156,997
Associated British Foods plc	34,117	1,280,474
Australian Agricultural Company Limited †	57,695	63,076
Barry Callebaut AG	233	265,786
BRF Brasil Foods SA	163,200	3,601,284
Bunge Limited	94,345	7,558,921
CALBEE Incorporated	13,600	344,963
Campbell Soup Company	119,300	4,620,489
Chaoda Modern Agriculture Limited †(a)	277,776	0
Charoen Pokphand Food PCL	445,500	395,414
China Agri-Industries Holdings Limited	522,700	266,992
China Fishery Group Limited	36,922	11,915
China Green Holdings Limited †	48,000	6,315
China Huiyuan Juice Group †	21,500	15,308
China Mengniu Dairy Company	323,000	1,476,959
CJ Cheiljedang Corporation	1,850	451,006
ConAgra Foods Incorporated	267,414	8,821,988
Corbion NV	8,986	193,305
Dairy Crest Group plc	6,886	58,215
Danone SA	54,070	3,928,325
Darling International Incorporated †	272,300	5,644,779
Dean Foods Company	215,700	3,878,286
Dydo Drinco Incorporated	1,900	80,971
East Asiatic Company Limited AS †	250	3,893
Ebro Puleva SA	6,042	139,291
Ezaki Glico Company Limited	20,000	228,460
Felda Global Ventures Holdings Bhd	469,000	649,004
Flowers Foods Incorporated	110,450	2,400,079
Fu Ji Food & Catering Services †	1,669	418

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Food Products (continued)
Fuji Oil Company Limited	13,300	$215,033
Fujicco Company Limited	4,000	46,200
Fujiya Company limited	22,000	42,958
Futuris Corporation Limited †	36,531	3,661
General Mills Incorporated	72,000	3,630,960
Global Bio-Chem Technology Group Company Limited †	179,200	14,562
Golden Agri-Resources Limited	1,248,045	571,791
Goodman Fielder Limited	268,842	165,327
GrainCorp Limited	43,413	344,888
Green Mountain Coffee Roasters Incorporated «†	81,792	5,511,145
Grupo Bimbo Sab de CV	544,700	1,701,928
Hain Celestial Group Incorporated †	104,033	8,602,489
Hokuto Corporation	5,200	99,202
House Foods Corporation	16,400	250,263
Indofood Agri Resources Limited	39,000	28,433
Indofood CBP Sukses Makmur Tbk	384,000	321,003
Ingredion Incorporated	49,705	3,437,598
IOI Corporation Bhd	654,346	1,145,055
Itoham Foods Incorporated	35,000	150,696
J-Oil Mills Incorporated	19,000	51,940
JBS SA	181,023	652,461
Kagome Company Limited	16,000	267,591
KAMEDA SEIKA Company Limited	2,900	78,796
Kellogg Company	29,800	1,807,072
Kerry Group plc Class A—Dublin Exchange	15,076	966,691
Khon Kaen Sugar Industry PCL	23,320	9,151
Kikkoman Corporation	35,000	671,125
Kraft Foods Group Incorporated	66,392	3,526,743
Kuala Lumpur Kepong Bhd	99,100	756,395
Kulim (Malaysia) Bhd	101,600	116,006
Lancaster Colony Corporation	38,069	3,299,060
Lindt & Spruengli AG	10	513,045
Lindt & Spruengli AG—Participation Certificate	96	414,311
Lotte Confectionery Company Limited	228	377,882
Maple Leaf Foods Incorporated	14,491	231,943
Marico Kaya Enterprises Limited †(a)	1,402	1,963
Marine Harvest ASA	252,949	291,472
Marudai Food Company Limited	35,000	103,881
Maruha Nichiro Holdings Incorporated	87,000	158,838
McCormick & Company Incorporated	82,300	5,678,700
Mead Johnson Nutrition Company	45,720	3,863,797
Megmilk Snow Brand Company Limited	9,100	115,677
Meiji Holdings Company Limited	14,200	793,010
Meito Sangyo Company Limited	3,200	32,617
Mitsui Sugar Company Limited	17,000	61,411
Mondelez International Incorporated Class A	235,982	7,912,476
Morinaga & Company Limited	51,000	104,066
Morinaga Milk Industry Company Limited	43,000	124,686
Nakamuraya Company Limited	11,000	42,421
Nestle India Limited	4,820	396,850
Nestle Malaysia Bhd	10,000	212,535
Nestle SA	312,322	22,809,550
Nestle SA ADR	15	1,099
Nichirei Corporation	52,000	275,167
Nippon Beet Sugar Manufacturing Company Limited	24,000	43,583
Nippon Flour Mills Company Limited	38,000	181,050
Nippon Meat Packers Incorporated	39,000	629,788
Nippon Suisan Kaisha Limited †	41,400	90,945
Nisshin Seifun Group Incorporated	46,200	499,776
Nissin Food Products Company Limited	15,300	615,436
Nong Shim Company Limited	901	211,139
Nutreco NV	6,894	330,883
Orion Corporation	971	827,593
Orkla ASA	72,715	565,472
Osem Investment Limited	3,453	79,281

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Food Products (continued)
Peoples Food Holdings Limited	21,000	$19,995
PP London Sumatra Indonesia Tbk	664,500	102,209
PPB Group Bhd	119,200	549,585
Premier Foods plc †	9,696	19,322
President Bakery Public Company Limited	30,500	42,744
PT Astra Agro Lestari Tbk	71,500	132,989
PT Charoen Pokphand Indonesia Tbk	1,636,000	464,986
PT Indofood Sukses Makmur Tbk	993,924	552,526
QP Corporation	24,000	340,698
Ridley Corporation Limited	11,389	8,923
Riken Vitamin Company Limited	2,000	43,544
Sakata Seed Corporation	5,700	74,349
Saputo Incorporated	12,604	578,994
Showa Sangyo Company Limited	27,000	81,191
Shree Renuka Sugars Limited	50,603	16,641
Standard Foods Corporation	65,596	199,044
Strauss Group Limited	1,291	23,702
Suedzucker AG	5,793	146,024
Tata Tea Limited	45,086	107,430
Tate & Lyle plc	44,144	567,201
Thai Union Frozen Products PCL	37,044	76,142
The Hershey Company	33,800	3,274,882
The Nisshin Oillio Group Limited	21,000	66,019
Tiger Brands Limited	43,269	1,205,857
Tingyi Holding Corporation	430,000	1,275,693
Top Frontier Investment Holdings Incorporated †(a)	21,438	18,855
Toyo Suisan Kaisha Limited	20,000	582,670
TreeHouse Foods Incorporated †	79,723	5,592,568
Tyson Foods Incorporated Class A	179,609	5,691,809
Uni-President China Holdings Limited	200,000	202,769
Uni-President Enterprises Corporation	996,244	1,777,444
Unilever NV	155,261	6,116,740
Unilever plc ADR	115,537	4,669,151
United Plantations Bhd	17,000	140,304
Universal Robina Corporation	238,100	655,421
Viscofan SA	4,011	216,977
Vitasoy International Holdings Limited	188,000	259,473
Want Want China Holdings Limited	1,601,000	2,370,735
Wei Chuan Food Corporation	140,000	228,965
Wilmar International Limited	474,930	1,332,022
Yakult Honsha Company Limited	24,300	1,236,056
Yamazaki Baking Company Limited	34,000	350,207
		181,166,409

Household Products : 0.86%
Church & Dwight Company Incorporated	86,400	5,637,600
Clorox Company	81,700	7,611,989
Colgate-Palmolive Company	199,216	13,110,405
Henkel AG & Company KGaA	11,153	1,104,988
Hindustan Unilever Limited	249,278	2,372,509
Kimberly-Clark Corporation	50,316	5,492,495
Kimberly-Clark de Mexico SAB de CV	170,300	503,000
LG Household & Health Care Limited Class H	2,428	1,248,070
Lion Corporation	52,000	301,059
Pigeon Corporation	7,000	335,221
Procter & Gamble Company	358,582	30,199,776
PT Unilever Indonesia Tbk	256,000	569,246
PZ Cussons plc	28,166	181,688
Reckitt Benckiser Group plc	61,638	4,952,646
ST Corporation	700	6,793
Svenska Cellulosa AB Class A	7,500	219,187
Svenska Cellulosa AB Class B	56,712	1,656,538

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Household Products (continued)
Uni-Charm Corporation	28,200	$1,784,096
		77,287,306

Personal Products : 0.33%
Aderans Company Limited	2,700	30,948
Amorepacific Corporation	663	599,538
Amorepacific Group	757	310,797
Atrium Innovations Incorporated †	734	16,807
Avon Products Incorporated	277,900	4,954,957
BaWang International Group Holding Limited †	82,000	5,077
Beiersdorf AG	10,132	1,028,608
Colgate-Palmolive Company India Limited	6,799	137,416
Dabur India Limited	131,061	347,420
Dr. Ci Labo Company Limited «	44	150,998
Emami Limited	9,988	79,645
Estee Lauder Companies Incorporated Class A	59,220	4,439,131
FANCL Corporation	7,300	81,392
Godrej Consumer Products Limited	26,964	381,979
Hengan International Group Company Limited	183,000	2,306,192
Kao Corporation	90,500	2,973,224
Kobayashi Pharmaceutical Company Limited	5,600	305,629
Kose Corporation	4,900	156,436
L’Oreal SA	23,650	3,956,628
Mandom Corporation	3,200	102,319
Marico Limited	70,088	242,319
Milbon Company Limited	1,700	70,705
Natura Cosmeticos SA	45,000	831,193
Noevir Holding Company	3,000	54,830
NU Skin Enterprises Incorporated Class A	36,400	4,653,376
Oriflame Cosmetics SA	2,947	91,969
Pola Orbis Holdings Incorporated	3,800	137,642
Shiseido Company Limited	70,200	1,200,785
		29,647,960

Tobacco : 0.69%
Altria Group Incorporated	262,680	9,713,906
British American Tobacco Malaysia Bhd	28,400	554,254
British American Tobacco plc	176,085	9,398,724
Eastern Company	2,662	37,867
Imperial Tobacco Group plc	94,358	3,589,307
ITC Limited	422,661	2,167,076
Japan Tobacco Incorporated	209,900	7,090,593
KT&G Corporation	30,094	2,232,239
Lorillard Incorporated	48,900	2,510,037
Philip Morris International Incorporated	211,850	18,121,649
PT Gudang Garam Tbk	106,500	329,404
Reynolds American Incorporated	38,462	1,940,408
Souza Cruz SA	85,600	861,826
Swedish Match AB	21,840	678,914
Universal Corporation «	53,800	2,806,208
		62,032,412

Energy : 7.24%
Energy Equipment & Services : 1.57%
Aban Offshore Limited	2,949	17,836
Aker Solutions ASA	17,388	308,553
AMEC plc	31,672	586,837
Atwood Oceanics Incorporated †	126,000	6,622,560
Baker Hughes Incorporated	53,900	3,070,144
Boart Longyear Group Limited «	89,116	24,357

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Energy Equipment & Services (continued)
Bourbon SA «	4,428	$116,098
Bristow Group Incorporated	80,500	6,456,100
Bumi Armada Bhd	170,300	209,771
BW Offshore Limited	23,262	30,200
Calfrac Well Services Limited	1,959	58,340
Cameron International Corporation †	55,638	3,081,789
CARBO Ceramics Incorporated	39,100	4,810,473
CGG SP ADR †	689	14,276
China Oilfield Services Limited Class H	362,000	1,092,633
Compagnie Generale de Geophysique Veritas †	16,437	340,081
Core Laboratories NV	28,584	5,206,290
Dresser-Rand Group Incorporated †	47,541	2,683,214
Dril-Quip Incorporated †	88,510	9,608,646
Enerflex Limited	4,043	53,254
Ensign Energy Services Incorporated	11,978	182,698
Ezra Holdings Limited †	125,000	130,971
FMC Technologies Incorporated †	148,504	7,143,042
Fred Olsen Energy ASA	4,001	157,919
Fugro NV	7,087	430,984
Halliburton Company	1	53
Helix Energy Solutions Group Incorporated †	216,195	4,801,691
Helmerich & Payne Incorporated	68,300	5,259,100
Hunting plc	13,249	173,054
John Wood Group plc	30,475	397,057
KNM Group Bhd †	133,912	17,866
Kvaerner ASA	10,061	18,379
McDermott International Incorporated †	551,600	4,495,540
Modec Incorporated	3,100	90,949
Mullen Group Limited	6,400	168,903
Nabors Industries Limited	169,100	2,798,605
Noble Corp plc	164,900	6,285,988
Oceaneering International Incorporated	67,768	5,231,012
Oil States International Incorporated †	35,300	3,612,955
Pason Systems Incorporated	10,745	229,347
Patterson-UTI Energy Incorporated	95,079	2,216,291
Petrofac Limited	25,283	523,912
Petroleum Geo-Services ASA	19,980	239,190
Precision Drilling Corporation	20,412	191,032
Prosafe ASA	26,130	196,510
Saipem SpA	23,203	520,731
Sapurakencana Petroleum Bhd †	640,922	853,104
Savanna Energy Services Corporation	11,539	83,764
SBM Offshore NV †	17,972	359,388
Schlumberger Limited	299,205	26,455,706
Schoeller-Bleckmann Oilfield Equipment AG	1,839	193,167
Seacor Holdings Incorporated	41,200	3,833,660
Seadrill Limited	33,756	1,436,953
Shawcor Limited Class A	4,528	168,910
Shinko Plantech Company Limited	7,600	57,060
Subsea 7 SA	26,952	524,424
Technip SA	10,276	1,028,569
Tecnicas Reunidas SA	2,168	117,544
Tenaris SA	45,222	1,017,348
TGS Nopec Geophysical Company ASA	10,707	282,377
Tidewater Incorporated	35,240	2,010,090
TMK GDR Register Shares	5,618	64,045
Toyo Kanetsu K. K.	23,000	68,265
Trican Well Service Limited	16,245	193,331
Trinidad Drilling Limited	7,400	68,907
Unit Corporation †	101,900	4,907,504
Weatherford International Limited †	481,139	7,534,637
WorleyParsons Limited	36,573	544,779
		141,708,763

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels : 5.67%
Advantage Oil & Gas Limited †	8,522	$34,502
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	268,832
Alliance Oil Company Limited †	11,923	107,844
Alpha Natural Resources Incorporated †	510,100	3,407,468
Altagas Limited «	11,048	403,599
Anadarko Petroleum Corporation	113,700	10,098,834
AOC Holdings Incorporated	9,300	29,782
Apache Corporation	53,000	4,848,970
Aquila Resources Limited †	23,944	48,209
ARC Resources Limited «	29,540	795,725
Asian Insulators PCL	395,800	200,920
Athabasca Oil Corporation †	28,194	172,280
Aurora Oil & Gas Limited †	85,102	234,147
Australian Worldwide Exploration Limited †	77,909	84,820
Bankers Petroleum Limited †	23,555	88,267
Banpu Public Company Limited	142,000	135,986
Bayan Resources Group †	170,500	123,287
Baytex Energy Corporation «	11,349	458,726
Beach Petroleum Limited	240,961	295,264
BG Group plc	307,585	6,285,639
Bharat Petroleum Corporation Limited	36,149	196,682
Birchcliff Energy Limited †	4,522	31,549
Blackpearl Resources Incorporated †	33,021	74,928
Bonavista Energy Corporation «	16,745	211,894
BP plc	1,723,617	13,598,267
Brightoil Petroleum Holdings Limited †	514,000	109,395
Cabot Oil & Gas Corporation	263,724	9,085,292
Cairn Energy plc †	48,348	217,387
Caltex Australia Limited	22,940	398,135
Cameco Corporation	37,200	763,544
Canadian Natural Resources Limited	103,154	3,399,294
Canadian Oil Sands Limited	45,830	861,281
Cenovus Energy Incorporated	72,271	2,112,129
Cheniere Energy Incorporated †	139,100	5,506,969
Chesapeake Energy Corporation	57,932	1,556,633
Chevron Corporation	249,123	30,502,620
China Coal Energy Company	929,962	623,761
China Petroleum & Chemical Corporation	6,023,600	5,174,640
China Shenhua Energy Company Limited	802,500	2,722,392
Cimarex Energy Company	55,500	5,249,190
CNOOC Limited	3,795,000	7,773,419
Coal India Limited	146,299	636,678
Coal of Africa Limited †	38,864	4,603
Concho Resources Incorporated †	65,328	6,789,539
Connacher Oil & Gas Limited †	22,597	3,936
ConocoPhillips Company	160,167	11,660,158
Continental Resources Incorporated «†	9,867	1,060,801
Corridor Resources Incorporated †	1,363	1,027
Cosan SA Industria Comercio Npv	23,400	430,417
Cosmo Oil Company Limited †	129,000	238,038
Crescent Point Energy Corporation «	36,103	1,363,083
Crew Energy Incorporated †	7,839	42,291
Dart Energy Limited †	34,277	3,435
Delek Group Limited	312	118,035
Denison Mines Corporation †	51,265	58,886
DNO ASA †	102,500	378,822
Dragon Oil plc	21,264	198,079
Ecopetrol SA Sponsored ADR «	41,000	1,674,030
Empresas Copec SA	115,354	1,586,239
Enbridge Incorporated «	77,200	3,188,743
Encana Corporation	70,534	1,354,763
Energen Corporation	46,326	3,343,347
Energy Resources of Australia Limited †	13,099	15,216
Energy XXI (Bermuda) Limited	174,500	4,739,420

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Enerplus Corporation «	20,247	$373,829
ENI SpA	247,150	5,946,190
ENI SpA ADR «	4,276	204,649
EnQuest plc—Sweden Exchange †	15,154	33,285
EnQuest plc—United Kingdom Exchange †	56,296	126,700
EOG Resources Incorporated	61,548	10,155,420
EQT Corporation	94,400	8,034,384
ERG SpA	2,269	30,146
Essar Energy plc †	28,005	37,931
Essar Oil Limited †	68,274	57,632
Esso Thailand PCL	26,300	5,488
Establissements Maurel et Prom	5,783	88,500
EXCO Resources Incorporated «	333,100	1,762,099
Exxaro Resources Limited «	30,766	423,172
Exxon Mobil Corporation	578,831	54,109,122
Formosa Petrochemical Corporation	366,590	999,656
Frontline Limited «†	6,300	19,317
Galp Energia SGPS SA	20,077	332,614
Gazprom ADR	1,577,489	13,613,730
Golar LNG Limited	2,733	89,150
Goodrich Petroleum Corporation «†	3,776	72,650
Gran Tierra Energy Incorporated †	23,505	167,087
Grupa Lotos SA †	10,126	130,350
GS Holdings Corporation	10,834	579,424
Gulf Keystone Petroleum Limited «†	88,919	254,336
Gulfport Energy Corporation †	48,900	2,857,227
Hellenic Petroleum SA	2,590	31,139
Heritage Oil plc †	26,070	69,128
Hess Corporation	35,500	2,880,115
Hidili Industry International Development Limited †	88,000	14,756
Hindustan Petroleum Corporation Limited	16,929	58,232
HollyFrontier Corporation	128,985	6,188,700
Husky Energy Incorporated «	26,600	752,844
Idemitsu Kosan Company Limited	5,400	485,038
Imperial Oil Limited	23,700	1,022,217
Indian Oil Corporation Limited	127,246	409,390
Inpex Holdings Incorporated	189,900	2,202,599
IRPC PCL	974,221	107,404
Itochu Enex Company Limited	6,000	32,043
Ivanhoe Energy Incorporated †	2,988	1,393
Japan Petroleum Exploration Company	7,300	280,810
JX Holdings Incorporated	454,000	2,362,529
Karoon Gas Australia Limited †	31,102	118,442
Kelt Exploration Limited †	5,883	50,571
Keyera Corporation «	7,024	407,512
Kodiak Oil & Gas Corporation †	584,100	6,623,694
Koninklijke Vopak NV	6,083	364,060
Kunlun Energy Company Limited	780,000	1,442,758
Lightstream Resources Limited «	12,979	68,066
Long Run Exploration Limited †	449	2,266
Lukoil ADR	27,399	1,691,970
Lukoil ADR	110,894	6,875,428
Lundin Petroleum AB †	23,462	488,132
Mangalore Refinery & Petrochemicals Limited †	21,310	14,306
Marathon Oil Corporation	84,561	3,047,578
Marathon Petroleum Corporation	36,273	3,001,228
Maurel & Prom Nigeria	5,783	23,726
Meg Energy Corporation †	12,100	346,333
Mitsuuroko Holdings Company Limited	10,000	50,769
MOL Hungarian Oil & Gas plc	10,411	657,786
Mongolia Energy Company Limited †	277,000	9,468
Motor Oil (Hellas) Corinth Refineries SA	5,016	58,330
Murphy Oil Corporation	116,400	7,557,852
Neste Oil Oyj «	15,503	296,115
New Hope Corporation Limited	33,755	107,019

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
New Zealand Oil & Gas Limited	21,588	$14,402
Newfield Exploration Company †	84,400	2,371,640
Niko Resource Limited «†	5,137	8,488
Nippon Gas Company Limited	8,800	92,790
Noble Energy Incorporated	83,594	5,871,643
Novatek Oao Sponsored GDR	6,672	804,711
Novatek Oao Sponsored GDR	27,002	3,550,763
NuVista Energy Limited †	3,905	26,104
Oasis Petroleum Incorporated †	49,000	2,260,370
Oil & Natural Gas Corporation Limited	461,642	2,209,587
Oil India Limited	23,455	181,346
Oil Refineries Limited †	37,539	11,826
Oil Search Limited	193,817	1,412,615
OMV AG	14,891	729,271
Ophir Energy plc †	50,585	279,276
Origin Energy Limited	191,943	2,439,431
PA Resources AB †	1,136	1,620
Pacific Rubiales Energy Corporation	30,807	578,955
Paladin Energy Limited †	189,449	70,765
Paz Oil Company Limited †	173	27,176
Peabody Energy Corporation	173,000	3,148,600
Pembina Pipeline Corporation «	28,155	902,625
Pengrowth Energy Corporation «	42,515	263,993
Penn West Petroleum Limited «	42,170	358,927
Petrobank Energy & Resources Limited	6,135	2,022
Petrobras Energia SA	3,538	25,332
PetroChina Company Limited	4,982,000	5,892,816
Petroleo Brasileiro SA	791,345	6,276,967
Petrominerales Limited	3,768	43,459
Petronas Dagangan Bhd	54,000	522,743
Petronet LNG Limited	37,495	79,412
Peyto Exploration & Development Corporation	13,213	393,865
Phillips 66	69,158	4,814,088
Pioneer Natural Resources Company	31,300	5,563,575
Polish Oil & Gas	349,279	648,924
Polski Koncern Naftowy Orlen SA	69,716	1,079,000
Premier Oil plc	62,107	316,762
PT Adaro Energy Tbk	4,031,000	380,776
PT Bumi Resources Tbk †	4,613,358	111,839
PT Harum Energy Tbk	262,000	72,276
PT Indika Energy Tbk	202,500	11,003
PT Indo Tambangraya Megah Tbk	86,500	207,528
PT Tambang Batubara Bukit Asam Tbk	159,500	160,000
PTT Exploration & Production PCL ADR	297,271	1,481,263
PTT PCL—Foreign Exchange	193,700	1,779,555
QEP Resources Incorporated	115,000	3,682,300
Questerre Energy Corporation †(a)	8,414	10,413
Range Resources Corporation	102,445	7,954,854
Reliance Industries Limited	351,702	4,801,923
Reliance Industries Limited GDR 144A	2,006	54,844
Repsol YPF SA	84,384	2,215,907
Roc Oil Company Limited †	8,115	3,438
Rosetta Resources Incorporated †	134,400	6,796,608
Rosneft OJSC GDR	492,009	3,547,139
Royal Dutch Shell plc Class A—Netherlands Exchange	95,803	3,204,904
Royal Dutch Shell plc Class A—United Kingdom Exchange	278,971	9,351,575
Royal Dutch Shell plc Class B	232,373	8,156,568
S-Oil Corporation	8,742	626,140
SandRidge Energy Incorporated «†	255,550	1,428,525
Santonia Energy Incorporated †	1,661	2,408
Santos Limited	169,185	2,157,903
Saras SpA †	12,269	14,842
Sasol Limited	123,860	6,120,755
Semgroup Corporation Class A	94,000	5,769,720
Shell Refining Company Bhd (Malaysia)	14,200	30,841

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Showa Shell Sekiyu KK	37,700	$418,868
Silverwillow Energy Corporation †	1,901	698
Sinanen Company Limited	9,000	35,499
SK Energy Company Limited	12,858	1,749,553
SM Energy Company	41,700	3,675,438
SOCO International plc	30,069	196,868
Southwestern Energy Company †	79,513	3,073,973
Spectra Energy Corporation	79,812	2,677,693
Spyglass Resources Corporation	2,042	3,480
Statoil ASA	99,008	2,234,896
Storm Resources Limited †	281	1,005
Suncor Energy Incorporated	136,487	4,745,754
Surgutneftegas SP ADR	257,109	2,118,578
Talisman Energy Incorporated	97,600	1,155,100
Tatneft ADR	15,590	579,948
Tatneft Sponsored ADR	63,100	2,347,320
Teekay Corporation	74,446	3,294,236
Tesoro Corporation	90,900	5,329,467
Thai Oil PCL	104,800	205,618
The Williams Companies Incorporated	81,400	2,866,908
Tonengeneral Sekiyu KK	53,000	512,277
Total SA	214,222	12,978,063
Tourmaline Oil Corporation †	13,078	517,160
TransCanada Corporation «	66,600	2,956,586
Transglobe Energy Corporation †	11,093	97,655
Tullow Oil plc	85,595	1,218,186
Tupras Turkiye Petrol Rafinerileri AS	26,905	611,629
Ultra Petroleum Corporation «†	95,900	1,963,073
Ultrapar Participacoes SA	93,400	2,306,913
United Energy Group Limited †	1,044,000	150,823
Valero Energy Corporation	66,951	3,061,000
Veresen Incorporated «	17,802	230,633
Vermilion Energy Incorporated «	9,494	523,551
Washington H. Soul Pattinson & Company Limited «	25,619	340,533
Western Refining Incorporated «	34,800	1,359,636
White Energy Company Limited «†	56,094	10,732
Whitehaven Coal Limited «†	113,230	167,116
Woodside Petroleum Limited	118,676	4,043,678
World Fuel Services Corporation	159,782	6,135,629
WPX Energy Incorporated †	140,912	2,619,554
Yanchang Petroleum International Limited †	280,000	14,086
Yanzhou Coal Mining Company Limited	442,000	482,898
		510,311,969

Financials : 21.47%
Capital Markets : 1.66%
3I Group plc	93,011	563,290
Aberdeen Asset Management plc	107,379	865,257
Affiliated Managers Group Incorporated †	32,986	6,605,447
AGF Management Limited «	6,067	82,542
Allied Properties (Hong Kong) Limited	297,208	46,770
Apollo Investment Corporation	1	9
Ashmore Group plc	39,880	257,186
Asia Plus Securities PCL	636,000	72,889
Azimut Holding SpA	9,036	231,146
Bank of New York Mellon Corporation	129,656	4,369,407
BinckBank NV	15,559	159,647
BlackRock Incorporated	29,074	8,802,154
Brewin Dolphin Holding plc	23,817	107,595
Canaccord Financial Incorporated	5,064	29,037
Capital Securities Corporation	362,713	125,627
Charles Schwab Corporation	131,800	3,226,464
China Everbright Limited	182,000	298,143

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Capital Markets (continued)
CI Financial Corporation	14,903	$482,548
CITIC Securities Company Limited	182,000	461,066
Close Brothers Group plc	13,950	307,794
Credit Suisse Group AG	132,898	3,955,638
Daewoo Securities Company Limited	41,552	361,219
Daiwa Securities Group Incorporated	307,000	2,982,329
Deutsche Bank AG	92,311	4,450,605
Dundee Corporation Class A	3,983	68,627
Eaton Vance Corporation	77,900	3,256,999
EFG International	1,432	18,484
Egyptian Financial Group-Hermes Holding Company †	53,649	64,687
Federated Investors Incorporated Class B «	68,114	1,858,831
Financial Engines Incorporated	109,300	7,405,075
Financiere de Tubize	2,881	173,266
Franklin Resources Incorporated	91,920	5,091,449
Fuhwa Financial Holdings Company Limited	2,267,763	1,229,898
GAM Holding AG	21,185	389,134
GCA Savvian Group Corporation	3,700	36,341
GIMV NV	1,389	70,591
GMP Capital Incorporated	3,500	20,135
Goldman Sachs Group Incorporated	94,443	15,955,200
Greenhill & Company Incorporated	52,424	2,868,117
Guoco Group Limited	14,000	170,471
Haitong Securities Company Limited	317,600	549,772
Hargreaves Lansdown plc	24,237	480,814
Henderson Group plc	106,112	372,205
Hyundai Securities Company	21,587	120,347
ICAP plc	54,134	366,920
Ichiyoshi Securities Company Limited	7,400	117,692
IGM Financial Incorporated «	10,400	530,428
Intermediate Capital Group plc	41,679	289,936
Invesco Limited	285,262	9,941,381
Investec Limited	52,895	369,192
Investec plc	47,156	333,207
IOOF Holdings Limited	40,299	320,884
Iwai Securities Company Limited	1,000	13,786
JAFCO Company Limited	6,600	367,293
Janus Capital Group Incorporated	338,596	3,683,924
Julius Baer Group Limited	19,658	921,255
Jupiter Fund Management plc	46,400	295,892
Kabu.com Securities Company Limited	9,400	53,046
KGI Securities (Thailand) PCL	848,000	77,115
Korea Investment Holdings Company Limited	9,034	347,002
Legg Mason Incorporated «	71,500	2,796,365
LPL Financial Holdings Incorporated	50,800	2,177,796
Macquarie Group Limited	64,424	3,180,012
Man Group plc	173,995	252,613
Marusan Securities Company Limited	10,500	86,214
Masterlink Securities Corporation	131,000	43,203
Matsui Securities Company Limited	20,600	236,520
Mediobanca SpA	44,444	380,074
Mirae Asset Securities Company Limited	5,554	185,781
Mito Securities Company Limited	3,000	14,498
MLP AG	1,057	7,065
Monex Beans Holdings Incorporated	39,100	158,041
Morgan Stanley	182,652	5,717,008
Nomura Holdings Incorporated	696,400	5,514,087
Nomura Holdings Incorporated ADR «	30,500	243,390
Northern Trust Corporation	26,100	1,539,639
Okasan Holdings Incorporated	45,000	426,165
Partners Group Holding AG	1,488	370,502
Perpetual Trustees Australia Limited	7,141	290,810
Pioneers Holding †	11,002	8,151
Platinum Asset Management Limited	43,875	247,429
President Securities Corporation	352,468	195,326

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Rathbone Brothers	6,015	$153,391
Ratos AB Class B «	21,869	195,805
Raymond James Financial Incorporated	72,607	3,498,205
Richemont SA †	1,457	27,315
Samsung Securities Company Limited	13,029	557,084
SBI Holdings Incorporated	42,516	588,603
Schroders plc	11,497	464,059
Schroders plc (Non-Voting)	4,395	140,781
Stifel Financial Corporation †	130,152	5,826,905
T. Rowe Price Group Incorporated	60,400	4,859,784
TD Ameritrade Holding Corporation	147,800	4,253,684
Tokai Tokyo Securities Company Limited	40,900	367,371
Tong Yang Investment Bank	7,124	17,839
Tullett Prebon plc	11,401	62,515
UBS AG	326,047	6,215,558
UOB-Kay Hian Holdings Limited	49,000	64,029
Value Partners Group Limited	67,000	44,421
Verwaltungs-und Privat-Bank AG	62	6,327
Virtus Investment Partners Incorporated †	1	208
Vontobel Holdings AG	3,142	115,947
Waterland Financial Holdings	665,469	227,115
Woori Investment & Securities Company Limited	32,427	324,791
		149,155,631

Commercial Banks : 7.85%
77 Bank Limited	73,000	360,635
Affin Holdings Bhd	72,100	94,403
Agricultural Bank of China Limited	5,647,000	2,899,016
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	440,661	1,615,022
Allahabad Bank	22,824	33,347
Alpha Bank AE †	31,560	28,297
Andhra Bank	30,160	29,948
Aozora Bank Limited	218,000	627,874
Associated Banc-Corp	391,205	6,744,374
Asya Katilim Bankasi AS †	100,851	99,398
Australia & New Zealand Banking Group Limited	481,349	13,989,198
Axis Bank Limited	51,447	951,675
Banca Carige SpA «†	33,259	22,085
Banca Monte Dei Paschi di Siena SpA «†	607,309	154,115
Banca Piccolo Credito Valtellinese Scarl †	9,849	19,575
Banca Popolare dell’Emilia Romagna Scarl †	26,943	257,679
Banca Popolare Dell’Etruria e del Lazio †	258	223
Banca Popolare di Milano Scarl †	484,767	289,765
Banca Popolare di Sondrio Scarl	24,645	137,001
Banco Bilbao Vizcaya Argentaria SA	509,918	6,091,811
Banco BPI SA †	13,638	21,992
Banco Bradesco SA	124,570	1,834,876
Banco Comercial Portugues SA †	1,245,192	220,245
Banco Continental Peru	25,652	54,920
Banco de Brasil SA	243,885	2,665,290
Banco de Chile	3,475,293	502,012
Banco de Credito del Peru	4,723	8,426
Banco de Credito e Inversiones	9,827	549,560
Banco de Sabade SA	318,874	821,762
Banco Espirito Santo SA †	196,685	275,212
Banco Itau Holding Financeira SA	176,990	2,344,108
Banco Macro SA «†	2,243	70,453
Banco Popolare SpA †	138,887	263,583
Banco Popular Espanol SA †	148,166	860,890
Banco Santander Brasil SA	213,914	1,367,123
Banco Santander Central Hispano SA	992,149	8,818,881
Banco Santander Central Hispano SA ADR «	87,069	778,397
Banco Santander Chile SA	13,980,264	778,677

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Banks (continued)
BancorpSouth Incorporated	190,673	$4,558,991
Bangkok Bank PCL	76,900	450,240
Bangkok Bank PCL	31,000	182,949
Bank BPH SA †	309	5,741
Bank Handlowy w Warszawie SA	8,631	334,654
Bank Hapoalim Limited	105,587	588,542
Bank Leumi Le—Israel Exchange †	148,085	602,259
Bank Millennium SA †	93,393	227,530
Bank of Ayudhya PCL	424,600	512,403
Bank of Baroda	16,312	168,262
Bank of China Limited	16,188,100	7,830,274
Bank of Communications Limited	1,901,350	1,420,007
Bank of Cyprus Public Company Limited †(a)	115,392	0
Bank of East Asia Limited	217,945	968,470
Bank of Greece	900	19,196
Bank of Hawaii Corporation	98,517	5,827,281
Bank of India	22,645	78,690
Bank of Ireland plc—Europe Exchange «†	2,392,830	929,689
Bank of Kyoto Limited	72,000	617,896
Bank of Montreal «	62,035	4,329,775
Bank of Nova Scotia	108,505	6,696,641
Bank of Queensland Limited	58,355	647,010
Bank of the Philippine Islands	314,811	661,624
Bank of the Ryukyus Limited	7,500	85,965
Bank of Yokohama Limited	230,000	1,259,751
Bank Pekao SA	23,659	1,439,844
Bank Zachodni WBK SA	6,822	895,155
Bankia SA †	848	1,119
Bankinter SA	39,803	251,545
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	130,419
Barclays Africa Group Limited «	66,323	884,220
Barclays plc	1,299,553	5,779,355
BBVA Banco Frances SA †	4,348	39,784
BDO Unibank Incorporated	350,788	624,647
Bendigo Bank Limited	80,096	821,658
Berner Kantonalbank AG	648	150,410
BNP Paribas SA	98,106	7,363,554
BNP Paribas SA ADR	1,680	63,189
BOC Hong Kong Holdings Limited	659,000	2,227,084
BOK Financial Corporation	16,662	1,054,705
Branch Banking & Trust Corporation	83,597	2,904,160
BRE Bank SA «	3,102	558,278
BS Financial Group Incorporated	35,001	539,088
Bumiputra Commerce Holdings Bhd	527,726	1,241,130
Canadian Imperial Bank of Commerce «	38,100	3,279,448
Canadian Western Bank	8,239	266,074
Canara Bank	13,142	52,240
CapitalSource Incorporated	460,029	6,468,008
Cathay General Bancorp	168,009	4,642,089
Chang Hwa Commercial Bank	1,109,533	680,477
Chiba Bank Limited	154,000	1,070,520
China Banking Corporation	133,386	182,520
China CITIC Bank	1,786,000	1,043,589
China Construction Bank	19,871,990	16,097,218
China Development Financial Holding Corporation	3,636,338	1,060,404
China Merchants Bank Company Limited	1,084,022	2,309,925
China Minsheng Banking Corporation Limited	1,268,400	1,529,740
China Trust Financial Holding Company Limited	3,130,648	2,046,970
Chongqing Rural Commercial Bank	593,000	310,549
Chukyo Bank Limited	20,000	34,171
CIT Group Incorporated	125,442	6,332,312
City National Corporation	30,600	2,336,616
Comerica Incorporated	119,409	5,415,198
Commerce Bancshares Incorporated	51,895	2,341,511
Commercial International Bank	103,757	650,544

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Commercial Banks (continued)
Commerzbank AG †	79,746	$1,185,184
Commonwealth Bank of Australia	282,807	20,050,418
CorpBanca NPV	35,444,248	457,474
Corporation Bank	14,460	61,760
Credicorp Limited	10,923	1,403,606
Credit Agricole d’lle de France	154	15,670
Credit Agricole SA †	105,257	1,319,813
Credito Emiliano SpA	1,169	9,108
Criteria CaixaCorp SA	75,761	383,279
Cullen Frost Bankers Incorporated	34,153	2,452,868
Dah Sing Banking Group Limited	32,948	60,689
Dah Sing Financial Holdings Limited	32,795	192,050
Danske Bank AS †	64,716	1,470,858
DBS Group Holdings Limited	323,771	4,432,003
Deutsche Postbank AG	1,255	63,252
Dexia †	39,586	2,689
DGB Financial Group Incorporated	28,214	453,216
DnB Nor ASA	85,061	1,503,872
E.SUN Financial Holding Company Limited	1,164,370	780,994
East West Bancorp Incorporated	89,220	3,058,462
EnTie Commercial Bank	238,977	117,494
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	944,488
Far Eastern International Bank	590,163	241,298
Federal Bank Limited	114,450	144,413
FIBI Holdings Limited †	970	23,876
Fifth Third Bancorp	104,500	2,123,440
Finansbank AS Turkey †	32,073	48,608
First Financial Holding Company Limited	1,562,900	947,964
First Horizon National Corporation	562,712	6,308,002
First Niagara Financial Group Incorporated	227,045	2,529,281
First Republic Bank Corporation	80,589	4,118,098
FirstMerit Corporation	375,246	8,615,648
FNB Corporation PA	320,816	4,077,571
Fukuoka Financial Group Incorporated	151,000	676,681
Fulton Financial Corporation	435,640	5,693,815
Getin Holding SA	50,326	72,199
Getin Noble Bank SA †	246,433	226,933
Glacier Bancorp Incorporated	165,066	4,945,377
Grupo Financiero Banorte SAB de CV	409,000	2,808,013
Grupo Financiero Inbursa SA de CV	672,064	1,764,514
Grupo Financiero Santander SAB de CV	1,650,000	4,663,208
Gunma Bank Limited	92,000	520,967
Hana Financial Group Incorporated	62,324	2,337,960
Hancock Holding Company	187,132	6,587,046
Hang Seng Bank Limited	137,700	2,246,851
HDFC Bank Limited	245,309	2,595,981
HDFC Bank Limited ADR	4,473	148,414
Higashi-Nippon Bank Limited	24,000	53,893
Hokuhoku Financial Group Incorporated	305,000	625,336
Hong Leong Bank Bhd	97,760	428,288
Hong Leong Financial Group Bhd	68,900	338,194
HSBC Holdings plc	1,686,356	18,821,997
Hua Nan Financial Holdings Company Limited	1,584,970	921,183
Huntington Bancshares Incorporated	538,096	4,939,721
IBERIABANK Corporation	66,900	4,194,630
ICICI Bank Limited	117,408	2,007,810
ICICI Bank Limited ADR	4,228	151,616
Indian Bank	21,174	34,257
Indian Overseas Bank	27,110	22,364
Indusind Bank Limited	81,278	549,137
Industrial & Commercial Bank of China Limited Class H	19,834,442	14,250,333
Industrial Bank of Korea	44,220	478,427
Industrial Development Bank of India Limited	65,269	67,734
ING Bank Slaski SA †	7,363	290,247
International Bancshares Corporation	124,940	3,259,685

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Banks (continued)
Intesa Sanpaolo RSP	86,693	$172,537
Intesa Sanpaolo SpA	1,335,380	3,229,122
Israel Discount Bank Limited †	70,341	142,638
Itausa Investimentos Itau SA	47,019	202,278
Joyo Bank Limited	145,000	740,395
Jyske Bank AS †	7,244	391,550
Kansai Urban Banking Corporation	76,000	88,299
Kasikornbank PCL—Foreign Exchange	145,600	766,316
Kasikornbank PCL—Non-voting	118,800	625,263
KB Financial Group Incorporated	91,061	3,415,971
KBC Groep NV	24,231	1,382,548
KeyCorp	590,550	7,529,513
Kiatnakin Finance	6,000	7,521
King’s Town Bank	212,000	186,970
Komercni Banka AS	3,616	830,753
Krung Thai Bank PCL ADR	433,625	251,181
Laurentian Bank of Canada	1,861	83,387
Liechtenstein Landesbank	570	22,040
Liu Chong Hing Bank Limited	25,000	112,703
Lloyds TSB Group plc †	4,027,097	5,101,863
Lloyds TSB Group plc ADR «†	3,708	18,911
M&T Bank Corporation «	78,621	9,069,719
Malayan Banking Bhd	595,285	1,806,357
Malaysian Plantations Bhd	96,700	148,215
MB Financial Incorporated	125,700	4,099,077
Mega Financial Holding Company Limited	2,048,131	1,719,810
Metropolitan Bank & Trust Company	248,660	446,196
Mitsubishi UFJ Financial Group Incorporated	2,484,570	15,985,664
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,856
Miyazaki Bank Limited	34,000	95,934
Mizuho Financial Group Incorporated	4,419,500	9,276,959
National Australia Bank Limited	411,789	12,973,041
National Bank of Canada «	15,300	1,337,111
National Bank of Greece SA †	5,946	36,996
National Bank of Greece SA ADR †	486	3,047
National Penn Bancshares Incorporated	256,156	2,892,001
Natixis	85,430	471,654
Nedbank Group Limited	43,668	901,955
Nishi-Nippon City Bank Limited	144,000	375,377
Nordea Bank AB	251,320	3,248,811
North Pacific Bank Limited	60,600	231,928
Old National Bancorp	232,721	3,618,812
Oriental Bank of Commerce	12,374	36,712
OTP Bank	46,916	949,106
Oversea-Chinese Banking Corporation Limited	472,346	3,929,160
Piraeus Bank SA †	11,206	24,662
PKO Bank Polski SA	166,961	2,219,925
PNC Financial Services Group Incorporated	69,787	5,370,110
Popular Incorporated †	240,795	6,881,921
PrivateBancorp Incorporated	130,800	3,627,084
Prosperity Bancshares Incorporated	127,700	8,189,401
PT Bank Central Asia Tbk	3,048,500	2,459,187
PT Bank CIMB Niaga Tbk †	220,500	17,695
PT Bank Danamon Indonesia Tbk	786,234	249,755
PT Bank Mandiri Persero Tbk	2,096,712	1,340,844
PT Bank Negara Indonesia Persero Tbk	1,689,000	578,884
PT Bank Pan Indonesia Tbk †	506,500	28,792
PT Bank Rakyat Indonesia Tbk	2,401,500	1,495,605
Public Bank Bhd	237,265	1,353,066
Public Bank Bhd (Foreign Market)	2,600	14,795
Punjab National Bank Limited	17,505	154,041
Raiffeisen International Bank Holdings AG	2,580	95,019
Regions Financial Corporation	906,800	8,823,164
Resona Holdings Incorporated	338,400	1,678,371
RHB Capital Bhd	193,599	457,117

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Commercial Banks (continued)
Royal Bank of Canada «	130,800	$8,708,095
Royal Bank of Scotland Group plc †	186,195	997,188
Sberbank of Russia Sponsored ADR	555,515	6,921,717
Sberbank Sponsored ADR	137,254	1,710,610
Senshu Ikeda Holdings Incorporated	45,180	211,288
Seven Bank Limited	134,000	463,129
Shiga Bank	52,000	272,629
Shimizu Bank Limited	1,000	26,693
Shinhan Financial Group Company Limited	111,769	4,699,726
Shinsei Bank Limited	381,000	941,108
Shizuoka Bank Limited	128,000	1,448,396
Siam Commercial Bank PCL—Foreign Exchange	345,600	1,689,791
Signature Bank †	29,700	3,155,625
Sinopac Financial Holdings Company Limited	1,751,667	864,173
Skandinaviska Enskilda Banken AB Class A	159,842	1,940,715
Sociedad Matriz Banco de Chile Class B	1,087,348	378,415
Societe Generale SA	75,627	4,349,467
St. Galler Kantonalbank	210	80,854
Standard Bank Group Limited	292,332	3,457,490
Standard Chartered plc	186,548	4,422,877
State Bank of India Limited	26,808	780,538
State Bank of India Limited GDR 144A	1,788	103,704
Sumitomo Mitsui Financial Group Incorporated	248,084	12,280,067
Sumitomo Mitsui Financial Group Incorporated ADR	494	4,945
Sumitomo Mitsui Trust Holdings Incorporated	685,000	3,363,974
SunTrust Banks Incorporated	65,000	2,354,950
Suruga Bank Limited	44,000	733,298
Susquehanna Bancshares Incorporated	409,815	5,159,571
SVB Financial Group †	99,166	10,039,566
Svenska Handelsbanken AB	46,888	2,179,889
Swedbank AB	92,146	2,354,231
Sydbank AG †	8,747	245,952
Syndicate Bank	18,615	26,452
Synovus Financial Corporation	2,230,317	7,783,806
Ta Chong Bank Limited †	345,758	125,012
Taishin Financial Holdings Company Limited	1,780,223	878,261
Taiwan Business Bank †	755,051	229,368
Taiwan Cooperative Financial Holdings	1,137,168	628,259
TCF Financial Corporation	382,098	5,987,476
Texas Capital Bancshares Incorporated †	80,800	4,538,536
Thanachart Capital PCL	15,516	15,825
The Aichi Bank Limited—Tokai	1,900	89,319
The Akita Bank Limited—Akita	37,000	97,896
The Aomori Bank Limited	40,000	103,881
The Awa Bank Limited	49,000	248,289
The Bank of Iwate Limited	3,600	177,847
The Bank of Nagoya Limited	35,000	117,891
The Bank of Okinawa Limited	4,000	155,040
The Bank of Saga Limited	25,000	53,210
The Chiba Kogyo Bank Limited †	4,700	33,544
The Chugoku Bank Limited	38,000	514,581
The Daisan Bank Limited	49,000	82,285
The Daishi Bank Limited	76,000	264,896
The Ehime Bank Limited	27,000	62,739
The Eighteenth Bank Limited	34,000	78,672
The Fukui Bank Limited	32,000	76,231
The Hachijuni Bank Limited	99,000	586,702
The Higo Bank Limited	41,000	230,969
The Hiroshima Bank Limited	120,000	493,239
The Hokkoku Bank Limited	58,000	201,025
The Hokuetsu Bank Limited	48,000	96,539
The Hyakugo Bank Limited	49,000	196,144
The Hyakujushi Bank Limited	60,000	220,845
The Iyo Bank Limited	62,000	627,113
The Juroku Bank Limited	69,000	260,708

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Banks (continued)
The Kagoshima Bank Limited	37,000	$237,335
The Kanto Tsukuba Bank Limited	15,600	55,440
The Keiyo Bank Limited	55,000	273,322
The Kiyo Bank Limited †	15,200	203,013
The Michinoku Bank Limited	27,000	55,358
The Mie Bank Limited	22,000	44,677
The Minato Bank Limited	35,000	59,458
The Musashino Bank Limited	6,600	229,397
The Nanto Bank Limited	51,000	191,701
The Ogaki Kyoritsu Bank Limited	68,000	186,556
The Oita Bank Limited	32,000	112,785
The San-in Godo Bank Limited	30,000	214,694
The Shikoku Bank Limited	41,000	91,267
The Tochigi Bank Limited	22,000	84,413
The Toho Bank Limited	57,000	170,290
Tisco Financial Group PCL	6,820	8,443
TMB Bank PCL	2,682,765	213,886
Tokyo Tomin Bank Limited	5,300	54,643
Tomony Holdings Incorporated	27,500	109,275
Toronto-Dominion Bank «	83,631	7,644,981
TOWA Bank Limited	58,000	51,530
Trustmark Corporation	147,189	4,128,651
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	522,954	1,973,607
Turkiye Halk Bankasi AS	138,688	1,064,664
Turkiye Is Bankasi	315,808	813,333
Turkiye Vakiflar Bankasi Tao	219,660	498,263
Umpqua Holdings Corporation «	256,861	4,728,811
Unicredit SpA	520,469	3,775,685
Union Bank of India	27,062	52,076
Unione di Banche SpA	86,182	583,518
United Bankshares Incorporated «	104,993	3,407,023
United Mizrahi Bank Limited	8,324	105,364
United Overseas Bank Limited	239,695	3,995,394
US Bancorp	243,763	9,560,385
Valiant Holding AG	1,769	159,346
Valley National Bancorp «	453,458	4,602,599
VTB Bank OJSC GDR	437,100	1,223,006
Webster Financial Corporation	210,541	6,206,749
Wells Fargo & Company (l)	623,020	27,425,340
Westamerica Bancorporation «	49,198	2,724,585
Westpac Banking Corporation	544,537	16,311,776
Wing Hang Bank Limited	39,113	579,179
Wintrust Financial Corporation	83,600	3,792,096
Woori Finance Holdings Company Limited	81,750	977,169
Yachiyo Bank Limited	2,900	75,484
Yamagata Bank Limited	33,000	140,151
Yamaguchi Financial Group	50,000	461,801
Yamanashi Chou Bank Limited	35,000	149,670
Yapi Ve Kredi Bankasi AS	184,289	393,386
Yes Bank Limited	36,455	215,061
Zions Bancorporation	118,200	3,466,806
		706,649,820

Consumer Finance : 0.29%
ACOM Company Limited †	93,700	347,630
Aeon Credit Service Company Limited	15,100	419,571
AIFUL Corporation †	54,100	230,291
Allied Group Limited	6,000	23,489
Capital One Financial Corporation	76,900	5,508,347
Credit Saison Company Limited	31,326	878,382
Discover Financial Services	54,726	2,916,896
Hitachi Capital Corporation	8,400	242,097
Hong Leong Singapore Finance Limited	46,000	96,761

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Consumer Finance (continued)
International Personal Finance plc	23,636	$229,803
Jaccs Company Limited	22,000	101,811
Mahindra & Mahindra Financial Services Limited	51,709	244,726
Orient Corporation †	93,000	229,719
Portfolio Recovery Associates Incorporated †	111,600	6,517,440
Provident Financial plc	12,082	316,215
Samsung Card Company Limited	9,337	336,143
Shriram Transport Finance Company Limited	25,628	242,480
SKS Microfinance Limited †	6,165	16,786
SLM Corporation	285,000	7,595,250
		26,493,837

Diversified Financial Services : 1.89%
Ackermans & Van Haaren NV	2,400	265,983
African Bank Investments Limited «	178,495	218,023
AKER ASA Class A	3,638	128,758
AMMB Holdings Bhd	186,100	427,285
ASX Limited	5,334	180,289
Ayala Corporation	49,722	664,474
Bajaj Auto Limited	5,564	76,577
Bank of America Corporation	1,408,466	22,281,932
Banque Nationale de Belgique	10	40,008
BCP Capital SAA †(a)	107	267
Berkshire Hathaway Incorporated Class B †	232,100	27,046,613
BM&F Bovespa SA	422,494	2,094,294
Bolsas y Marcados Espanoles	6,793	248,103
Bursa Malaysia Bhd	59,100	147,612
CBOE Holdings Incorporated	54,700	2,859,716
Century Leasing System Incorporated	11,100	382,011
Challenger Financial Services Group Limited	104,111	570,999
Citigroup Incorporated	398,838	21,106,507
Corporation Financiera Alba	1,616	95,014
D.Carnegie & Company AB †(a)	1,000	0
Deutsche Boerse AG	18,044	1,395,267
ECM Libra Bhd †(a)	46,763	0
Eurazeo	3,260	240,036
Exor SpA	5,847	229,001
Fimalac	158	9,809
First Pacific Company Limited	331,650	380,732
FirstRand Limited	587,124	1,945,953
Fubon Financial Holding Company Limited	1,441,579	2,060,512
Fuyo General Lease Company Limited	4,100	164,320
Groupe Bruxelles Lambert SA	7,755	685,418
Haci Omer Sabanci Holding AS	194,044	886,081
Hankook Tire Worldwide Company Limited	3,596	81,210
Hellenic Exchanges SA Holding	2,480	27,121
Hong Kong Exchanges & Clearing Limited	216,598	3,802,440
IBJ Leasing Company Limited	6,500	190,701
IG Group Holdings plc	37,974	363,612
Industrivarden AB Class A	18,200	355,614
Industrivarden AB Class C	13,675	246,549
ING Groep NV †	364,202	4,728,997
ING US Incorporated	70,633	2,467,917
Inmuebles Carso SAB de CV †	62,977	60,065
IntercontinentalExchange Group Incorporated †	71,202	15,186,654
Investor AB Class A	17,400	554,163
Investor AB Class B	40,618	1,327,695
Japan Securities Finance Company Limited	17,700	137,729
JPMorgan Chase & Company	485,277	27,767,550
Kinnevik Investment AB	21,989	864,997
Kotak Mahindra Bank Limited	51,742	626,634
Leucadia National Corporation	189,311	5,425,653
London Stock Exchange Group plc	15,448	411,392
Lundbergforetagen AB	5,095	213,015

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Diversified Financial Services (continued)
Marfin Investment Group SA †	31,243	$17,954
Metro Pacific Investments Corporation	2,050,000	223,381
Mitsubishi UFJ Securities Company Limited	107,100	639,934
MPHB Capital Bhd †	110,685	60,786
Mulpha International Bhd †	222,700	29,366
Onex Corporation	8,400	458,318
ORIX Corporation	230,300	4,193,405
Osaka Securities Exchange Company	50,000	1,335,123
Pargesa Holding SA	2,020	156,327
PHH Corporation †	130,092	3,127,412
Pohjola Bank plc	17,742	335,025
Power Finance Corporation Limited	84,672	215,643
Reliance Capital Limited	23,714	142,952
Remgro Limited	108,916	2,077,209
RHJ International †	1,117	5,842
Ricoh Leasing Company Limited	4,800	142,934
RMB Holdings Limited	166,219	768,606
Rural Electrification Corporation Limited	59,789	217,045
Singapore Exchange Limited	152,000	875,630
SNS Reaal NV «†(a)	4,259	0
Sofina SA	2,215	237,567
The NASDAQ OMX Group Incorporated	75,500	2,966,395
TMX Group Limited	2,056	101,048
Wendel	3,495	484,292
		170,483,496

Insurance : 4.29%
ACE Limited	38,036	3,909,340
Admiral Group plc	19,943	405,749
Aegon NV	179,962	1,598,644
AFLAC Incorporated	55,900	3,710,083
Ageas NV	24,124	1,017,585
AIA Group Limited	1,518,400	7,697,126
Aksigorta AS	15,670	21,886
Alleghany Corporation †	10,500	4,138,050
Allianz AG	42,233	7,335,206
Allianz AG ADR	5	87
Allied World Assurance Company	22,178	2,498,352
Allstate Corporation	52,327	2,839,786
American Financial Group Incorporated	48,448	2,793,512
American International Group Incorporated	193,700	9,636,575
Amlin plc	48,663	358,432
AMP Limited	516,183	2,191,451
Arch Capital Group Limited †	75,966	4,469,080
Argo Group International Holdings Limited	60,700	2,870,503
Arthur J. Gallagher & Company	81,293	3,783,376
Aspen Insurance Holdings Limited	43,724	1,767,324
Assicurazioni Generali SpA	129,712	2,974,488
Assurant Incorporated	49,399	3,207,971
Assured Guaranty Limited	109,984	2,582,424
Aviva plc	272,831	1,917,125
AXA SA	176,076	4,612,957
Axis Capital Holdings Limited	71,122	3,494,224
Bajaj Finserv	7,957	93,258
Baloise Holding AG	4,595	542,407
BB Seguridade Participacoes SA	163,052	1,776,325
Beazley plc	46,327	187,295
Brown & Brown Incorporated	83,455	2,638,847
Cathay Financial Holding Company Limited	2,211,161	3,474,319
Catlin Group Limited	38,348	345,538
China Insurance International Holdings Company Limited †	184,400	354,878
China Life Insurance Company	1,757,000	5,665,805
China Life Insurance Company (Taiwan)	511,381	492,477
China Pacific Insurance Group Company Limited	458,600	1,940,250

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Insurance (continued)
Chubb Corporation	31,136	$3,003,067
Cincinnati Financial Corporation	98,234	5,148,444
Clal Insurance Enterprise Holdings Limited	832	16,435
CNO Financial Group Incorporated	518,200	8,767,944
CNP Assurances «	18,792	359,064
Dai-Ichi Mutual Life Insurance Company	175,500	2,750,085
Delta Lloyd NV	13,498	328,050
Discovery Holdings Limited	85,119	679,967
Dongbu Insurance Company Limited	11,740	594,599
Endurance Specialty Holdings Limited	94,978	5,404,248
Erie Indemnity Company	18,700	1,364,913
Euler Hermes SA	1,281	168,855
Everest Reinsurance Group Limited	31,343	4,915,523
Fairfax Financial Holdings Limited	1,900	732,039
Fidelity National Title Group Incorporated	137,114	3,985,904
First American Financial Corporation	252,349	6,677,155
Fondiaria Sai SpA †	17	45
Fondiaria Sai SpA RSP †	13	2,861
Genworth Financial Incorporated †	316,334	4,779,807
Gjensidige Forsikring ASA	20,511	368,989
Great Eastern Holdings Limited	10,000	143,421
Great-West Lifeco Incorporated «	23,800	738,806
Grupo Catalana Occidente SA	4,581	158,569
Hannover Rueckversicherung AG	5,268	438,627
Harel Insurance Investments & Finances Limited	4,380	25,197
HCC Insurance Holdings Incorporated	64,408	2,961,480
Helvetia Holding AG	513	239,960
Hiscox Limited	33,410	370,768
Hyundai Marine & Fire Insurance Company Limited	14,670	442,886
Industrial Alliance Insurance & Financial Services Incorporated	9,339	427,777
Insurance Australia Group Limited	363,422	2,003,128
Intact Financial Corporation	12,815	818,659
Jardine Lloyd Thompson Group plc	11,879	199,296
Kemper Corporation	124,522	4,672,065
Korea Life Insurance Company Limited	51,670	353,971
Korea Reinsurance Company	11,002	118,513
Lancashire Holdings plc	19,049	245,538
Legal & General Group plc	564,612	1,976,772
Liberty Holdings Limited	27,424	331,475
LIG Insurance Company Limited	12,020	361,747
Lincoln National Corporation	172,260	8,842,106
Loews Corporation	40,300	1,908,205
LPI Capital Bhd	40,900	210,401
Manulife Financial Corporation	175,000	3,390,924
Mapfre SA	59,378	235,784
Markel Corporation †	8,899	4,959,235
Marsh & McLennan Companies Incorporated	65,809	3,122,637
MBIA Incorporated †	324,500	4,182,805
Mediolanum SpA	18,175	161,477
Menorah Mivtachim Holdings Limited	1,664	19,726
Mercury General Corporation	81,722	3,928,377
MetLife Incorporated	148,426	7,746,353
Migdal Insurance & Financial Holding Limited	10,202	17,865
Milano Assicurazioni SpA †	8,878	7,906
Millea Holdings Incorporated	139,000	4,614,108
Mitsui Sumitomo Insurance Group Holdings Incorporated	93,300	2,511,380
MMI Holdings Limited	225,444	573,942
Montpelier Re Holdings Limited	100,324	2,915,415
Muenchener Rueckversicherungs-Gesellschaft AG	15,459	3,381,169
New China Life Insurance Company Limited †	112,300	401,245
NIB Holdings Limited	69,823	155,850
NKSJ Holdings Incorporated	72,900	2,020,631
Old Mutual plc	360	1,172
Old Mutual plc	447,204	1,457,380
Old Republic International Corporation	154,885	2,664,022

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
PartnerRe Limited	30,957	$3,185,475
People’s Insurance Company Group of China Limited	1,621,000	848,905
PICC Property & Casualty Company Limited	954,822	1,583,847
Ping An Insurance Group Company of China Limited	450,500	4,201,292
Platinum Underwriters Holdings Limited	65,800	4,171,720
Power Corporation of Canada «	32,500	999,388
Power Financial Corporation	24,500	835,044
Powszechny Zaklad Ubezpieczen SA	12,707	1,929,720
Primerica Incorporated	125,600	5,404,568
Principal Financial Group Incorporated	177,000	8,961,510
ProAssurance Corporation	144,198	6,933,040
Protective Life Corporation	183,000	8,780,340
Prudential Financial Incorporated	61,062	5,419,863
Prudential plc	243,092	5,200,463
QBE Insurance Group Limited	231,900	3,306,413
Reinsurance Group of America Incorporated	46,539	3,489,494
RenaissanceRe Holdings Limited	28,562	2,704,821
Resolution Limited	129,419	724,681
RLI Corporation	33,862	3,416,337
Royal & Sun Alliance Insurance Group plc	355,430	619,001
Sampo Oyj	45,762	2,133,595
Samsung Fire & Marine Insurance Company Limited	10,009	2,463,710
Samsung Life Insurance Company	35,008	3,374,106
Sanlam Limited	423,118	2,139,025
Santam Limited	1	18
SCOR SE	17,098	598,228
Selective Insurance Group Incorporated	126,252	3,559,044
Shin Kong Financial Holding Company Limited	1,721,276	593,263
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	56,529
Sony Financial Holdings Incorporated	33,900	603,696
St. James’s Place plc	25,880	271,107
Stancorp Financial Group Incorporated	97,551	6,253,995
Standard Life plc	225,796	1,298,715
Storebrand ASA †	21,988	135,559
Sun Life Financial Incorporated «	57,400	2,008,811
SunCorp-Metway Limited	225,729	2,712,528
Swiss Life Holding	2,683	555,277
Swiss Reinsurance AG	32,594	2,900,001
T&D Holdings Incorporated	131,000	1,731,745
Taiwan Life Insurance Company Limited †	118,227	106,266
The Hanover Insurance Group Incorporated	98,000	5,910,380
The Hartford Financial Services Group Incorporated	292,482	10,421,134
The Progressive Corporation	67,800	1,893,654
The Travelers Companies Incorporated	41,990	3,810,173
Tong Yang Life Insurance Company	13,010	138,300
Topdanmark AS †	12,150	321,504
Torchmark Corporation	59,354	4,510,904
TrygVesta AS	2,183	197,228
Unipol Gruppo Finanziario SpA	365	1,834
UNUM Group	170,153	5,712,036
Validus Holdings Limited	62,947	2,521,027
W.R. Berkley Corporation	70,712	3,096,478
White Mountain Insurance Group Limited	3,540	2,134,018
Wiener Staedtische Allgemeine Versicherung AG	4,394	230,532
Willis Group Holdings plc	74,752	3,347,395
XL Group plc	185,900	5,946,941
Zurich Financial Services AG	13,809	3,852,718
Zurich Insurance Group ADR	2,122	59,387
		386,166,282

Real Estate Management & Development : 1.06%
Aeon Mall Company Limited	16,800	483,046
Africa Israel Investments Limited †	831	1,725
Agile Property Holdings Limited	274,000	304,655

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)
Alexander & Baldwin Incorporated	85,317	$3,224,129
Altisource Portfolio Solutions SA	37,400	6,020,652
AMP NZ Office Trust	145,054	116,239
Argosy Property Trust	127,044	97,672
Ascendas India Trust	83,000	44,640
Asia Food & Properties Limited	85,000	34,202
Atrium European Real Estate Limited	10,857	64,602
Atrium Ljungberg AB	1,011	13,594
Ayala Land Incorporated	1,245,200	807,851
BR Malls Participacoes SA	103,100	843,830
Brookfield Asset Management Incorporated	52,850	2,054,089
Brookfield Properties Corporation—Canada Exchange «	23,500	452,034
Bukit Sembawang Estates Limited	28,000	137,875
Bund Center Investment Limited	85,000	13,884
C C Land Holdings Limited	156,511	41,587
CA Immobilien Anlagen AG	3,951	65,858
Capital & Counties Properties plc	88,920	481,169
CapitaLand Limited	485,500	1,172,117
CapitaMalls Asia Limited	224,000	364,097
Castellum AB	18,738	283,383
Cathay Real Estate Development Company Limited	260,000	171,319
Central Pattana PCL	106,000	142,775
Cheung Kong Holdings Limited	251,000	3,969,301
China Overseas Grand Oceans Group Limited	164,000	173,886
China Overseas Land & Investment Limited	906,480	2,817,897
China Resources Land Limited	422,000	1,162,145
China Vanke Company Limited Class B	80	147
Chinese Estates Holdings Limited	69,696	207,668
City Developments Limited	83,000	660,006
Citycon Oyj	14,134	50,499
Conwert Immobilien Invest SE	3,761	47,762
Country Garden Holdings Company Limited	1,648,669	1,082,433
Daibiru Corporation	10,800	126,532
Daikyo Incorporated	67,000	183,158
Daito Trust Construction Company Limited	15,500	1,470,930
Daiwa House Industry Company Limited	115,000	2,234,318
DB Realty Limited †	11,179	10,707
Deutsche Euroshop AG	4,842	214,997
DLF Limited	85,755	208,727
Dream Unlimited Class A †	3,983	59,777
Echo Investment †	52,305	123,035
Elbit Imaging Limited †	816	963
Emperor International Holdings Limited	200,000	58,045
Evergrande Real Estate Group Limited	1,079,000	453,721
Fabege AB	13,162	151,575
Far East Consortium	144,658	52,992
Farglory Land Development Company Limited	49,000	87,092
First Capital Realty Incorporated «	7,489	123,747
FirstService Corporation	2,138	88,974
FKP Property Group	24,932	48,836
Franshion Properties China Limited	714,000	237,612
Future Mall Management Limited †	504	68
Gagfah SA †	6,247	90,636
Gazit Globe Limited	4,376	58,620
Global Logistic Properties Limited	472,000	1,109,438
Globe Trade Centre SA †	48,618	131,799
Goldcrest Company Limited	3,340	85,306
Golden Land Property Development PCL †	273,900	57,578
Grainger plc	37,054	121,907
Great Eagle Holdings Limited	68,999	240,301
Greentown China Holdings Limited	122,000	211,814
Guangzhou Investment Company Limited	1,096,000	286,983
Guangzhou R&F Properties Company Limited	228,400	367,083
Guocoland Limited	42,554	77,645
Hang Lung Group Limited	147,000	778,360

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Real Estate Management & Development (continued)
Hang Lung Properties Limited	385,000	$1,293,654
Heiwa Real Estate Company Limited	10,100	177,989
Heliopolis Housing	1,417	4,909
Henderson Land Development Company Limited	198,488	1,161,078
Highwealth Construction Corporation	138,400	305,851
HKR International Limited	125,600	60,753
Hong Kong Land Holdings Limited	217,000	1,282,470
Hopson Development Holdings Limited †	146,000	176,082
Housing Development & Infrastructure Limited †	33,352	26,873
Howard Hughes Corporation †	19,223	2,193,729
Huaku Development Company Limited	62,336	193,365
Huang Hsiang Construction Company	39,000	77,752
Hufvudstaden AB	14,497	187,955
Hysan Development Company Limited	117,533	545,773
IGB Corporation Bhd	149,784	125,943
IJM Land Bhd	40,400	32,591
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	485,548
Immofinanz AG Interim Shares †(a)	19,870	0
Indiabulls Real Estate Limited	43,692	48,314
IVG Immobilien AG †	4,150	440
Jones Lang LaSalle Incorporated	27,655	2,702,447
K Wah International Holdings Limited	163,902	89,428
Kenedix Incorporated †	44,000	223,813
Keppel Land Limited	137,030	384,324
Kerry Properties Limited	145,053	574,401
Kowloon Development Company Limited	45,000	55,026
Kungsleden	18,987	130,614
KWG Property Holding Limited	268,500	161,045
Land & Houses PCL	380,700	123,304
Lend Lease Corporation Limited	98,373	990,331
Leopalace21 Corporation †	28,000	159,102
Longfor Properties Company Limited	306,000	453,909
LSR Group OJSC GDR Register Shares	19,704	74,402
Matsunichi Communication Holdings Limited †	326,000	147,175
Medinet Nasr Housing †	3,610	11,852
Megaworld Corporation	2,758,000	219,254
Midland Holdings Limited	56,000	24,848
Mitsubishi Estate Company Limited	244,189	6,780,313
Mitsui Fudosan Company Limited	155,000	5,258,726
Mobimo Holding AG	799	169,593
Multiplan Empreendimentos IImobilianios SA	19,999	440,370
New World China Land Limited	526,000	271,391
New World Development Limited	668,092	906,571
Nomura Real Estate Holding Incorporated	22,200	523,220
NTT Urban Development Corporation	20,600	237,124
Palm Hills Developments SAE †	46,809	17,068
Peet Limited †	21,691	28,654
Poly Hong Kong Investments Limited	456,000	267,036
Polytec Asset Holdings Limited	100,000	12,641
Prelios SpA †	1,105	898
Prince Housing & Development Corporation	217,800	130,633
PSP Swiss Property AG	3,653	313,333
PT Bumi Serpong Damai Tbk	2,777,000	313,392
PT Lippo Karawaci Terbuka Tbk	4,995,500	380,013
Radium Life Tech Company Limited	80,103	75,518
Realogy Holdings Corporation †	93,358	4,424,236
Relo Holdings Incorporated	2,000	97,632
Renhe Commercial Holdings Company Limited †	1,212,000	61,752
Robinsons Land Company	372,100	185,306
Ruentex Development Company Limited	178,988	367,726
Savills plc	10,369	110,318
Shimao Property Holding Limited	283,500	708,691
Shoei Company Limited	57,900	1,018,656
Shui On Land Limited	874,256	283,049

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)
Singapore Land Limited	14,000	$94,817
Sino Land Company	514,569	704,884
Sino-Ocean Land Holdings Limited	877,639	588,666
SM Prime Holdings Incorporated	1,536,054	575,472
SOHO China Limited	374,000	337,691
SP Setia Bhd	233,800	206,742
Sumitomo Real Estate Sales Company Limited	4,700	147,298
Sumitomo Realty & Development Company Limited	84,000	3,981,645
Sun Hung Kai Properties Limited	283,454	3,639,768
Sun Hung Kai Properties Limited ADR	3,148	40,423
Sunac China Holdings Limited	377,000	249,951
Suruga Corporation †(a)	600	0
Swire Pacific Limited Class A	126,000	1,523,673
Swire Pacific Limited Class B	195,000	441,681
Swire Properties Limited	200,183	538,373
Swiss Prime Site AG	5,716	437,631
T M G Holding LLC †	108,625	88,368
TA Global Bhd	34,080	3,119
Tian An China Investment	224,097	181,818
TOC Company Limited	13,900	108,567
Tokyo Tatemono Company Limited	83,000	820,073
Tokyu Fudosan Holdings Corporation †	93,800	859,013
UEM Land Holdings Bhd	413,675	295,207
Unitech Limited †	203,870	54,809
United Industrial Corporation Limited	63,000	149,086
United Overseas Land Limited	101,000	499,749
Wharf Holdings Limited	287,500	2,390,070
Wheelock & Company Limited	145,000	706,049
Wheelock Properties (Singapore) Limited	39,000	51,894
Wing Tai Holdings Limited	88,730	141,397
Yanlord Land Group Limited	119,000	115,677
		95,425,859

REITs : 4.03%
Abacus Property Group	36,047	74,220
Activia Properties Incorporated	33	255,494
Advance Residence Investment Corporation	211	457,536
Alexandria Real Estate Equities Incorporated	46,000	2,909,960
American Capital Agency Corporation	265,000	5,400,700
American Realty Capital Properties Incorporated «	425,700	5,580,927
American Tower Corporation	92,055	7,159,117
ANF Immobilier SA	43	1,349
Annaly Capital Management Incorporated	615,553	6,254,018
Armour Residential Incorporated	842,800	3,295,348
Ascendas REIT	349,000	617,330
Australand Property Group	41,250	141,304
AvalonBay Communities Incorporated	28,100	3,331,536
Babcock & Brown Japan Property Trust	1,780	5,757
Befimmo S.C.A. Sicafi	939	64,521
Beni Stabili SpA	6,222	4,142
BioMed Realty Trust Incorporated	128,186	2,381,696
Blife Investment Corporation	54	213,786
Boardwalk REIT	1,855	103,325
Boston Properties Incorporated	34,489	3,431,311
Brandywine Realty Trust	341,920	4,540,698
British Land Company plc	94,866	948,741
Bunnings Warehouse Property Trust	68,181	142,246
Calloway REIT	5,367	127,795
Camden Property Trust	53,200	3,081,344
Canadian Apartment Properties	5,440	105,717
Canadian REIT	4,006	160,640
CapitaCommerical Trust	360,464	426,508
CapitaMall Trust	468,636	726,264
Cathay No.1 REIT	400,000	261,540

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
CBL & Associates Properties Incorporated	112,568	$2,032,978
CDL Hospitality Trusts	121,000	156,667
CFS Retail Property Trust	411,965	769,407
Champion REIT	571,653	256,603
Charter Hall Group	35,534	121,400
Chimera Investment Corporation	726,673	2,143,685
Cofinimmo SA	2,081	256,554
Commonwealth Property Office Fund	350,007	404,970
Commonwealth REIT	253,512	6,051,331
Corio NV	9,677	419,627
Corporate Office Properties Trust	187,600	4,170,348
Cousins Properties Incorporated	7	75
Cromwell Group	259,548	230,550
CubeSmart	289,600	4,697,312
CYS Investments Incorporated	384,039	3,072,312
DA Office Investment Corporation	41	168,924
DCT Industrial Trust Incorporated	679,620	5,069,965
DDR Corporation	158,772	2,538,764
Derwent Valley Holdings plc	8,076	320,292
Dexus Property Group	824,940	785,382
DiamondRock Hospitality	429,033	4,903,847
Douglas Emmett Incorporated	295,840	6,798,403
Duke Realty Corporation	206,400	3,133,152
DuPont Fabros Technology Incorporated	148,600	3,487,642
EastGroup Properties Incorporated	58,975	3,573,295
Emlak Konut GYO AS	155,837	203,759
EPR Properties	109,727	5,518,171
Equity Lifestyle Properties Incorporated	172,450	6,121,975
Equity Residential	44,100	2,272,914
Essex Property Trust Incorporated	23,709	3,599,263
Eurocommercial Properties NV	3,156	127,808
Extra Space Storage Incorporated	71,400	2,993,088
Federal Realty Investment Trust	41,001	4,244,424
Federation Centres	271,491	588,673
Fonciere des Regions	3,297	280,384
Franklin Street Properties Corporation	175,148	2,252,403
Frontier Real Estate Investment Corporation	45	420,893
Fukuoka REIT Corporation	20	158,360
Gecina SA	2,316	304,183
General Growth Properties Incorporated	59,900	1,242,925
Global One Real Estate Investment Corporation	18	115,636
Goodman Group	267,328	1,178,778
Goodman Property Trust	172,619	142,541
GPT Group	304,105	991,856
Granite Real Estate Investment Trust	4,243	142,299
Great Portland Estates plc	28,410	270,639
H&R REIT	11,358	229,064
Hammerson plc	65,021	543,307
Hankyu REIT Incorporated	23	121,933
Hatteras Financial Corporation	230,487	3,851,438
HCP Incorporated	54,104	1,989,404
Health Care REIT Incorporated	31,102	1,741,401
Healthcare Realty Trust Incorporated	226,882	5,020,899
Heiwa Real Estate REIT Incorporated	149	111,723
Home Properties Incorporated	123,305	6,483,377
Hospitality Properties Trust	95,921	2,606,174
Host Hotels & Resorts Incorporated	487,100	8,967,511
Icade SA	3,119	286,051
Industrial & Infrastructure Fund Investment Corporation	24	210,886
ING Office Fund	109,870	312,303
Invesco Mortgage Capital Incorporated	313,700	4,736,870
Japan Excellent Incorporated	33	195,245
Japan Hotel REIT Investment Corporation	337	158,588
Japan Logistics Fund Incorporated	29	282,285
Japan Prime Realty Investment Corporation	149	498,970

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
REITs (continued)
Japan Real Estate Investment Corporation	104	$1,098,638
Japan Rental Housing Investment Incorporated	139	87,125
Japan Retail Fund Investment Corporation	395	779,009
Kenedix Realty Investment	52	242,167
Keppel REIT	206,614	195,082
Kilroy Realty Corporation	50,595	2,547,458
Kimco Realty Corporation	273,180	5,632,972
Kiwi Income Property Trust	162,035	146,324
KLCC Property Holdings Bhd	105,300	192,761
Klepierre	9,609	446,049
Land Securities Group plc	73,977	1,153,946
LaSalle Hotel Properties	215,600	6,752,592
Lexington Corporate Properties Trust	429,358	4,409,507
Liberty International plc	63,855	335,816
Liberty Property Trust	91,532	2,964,721
Lifestyle Properties Development Limited †	5,975	1,264
Mack-Cali Realty Corporation	202,308	4,118,991
Macquarie Countrywide Trust	51,589	178,131
Macquarie MEAG Prime REIT	254,000	157,858
Mapletree Logistics Trust	282,689	236,503
Medical Properties Trust Incorporated	380,300	5,023,763
Mercialys SA	3,326	70,938
MFA Mortgage Investments Incorporated	842,743	6,143,596
MID REIT Incorporated	33	75,392
Mid-America Apartment Communities Incorporated	159,755	9,623,641
Mirvac Group	603,654	934,930
Mori Hills REIT Corporation	52	355,382
Mori Trust Sogo REIT Incorporated	33	276,436
National Retail Properties Incorporated «	81,254	2,579,815
Nippon Accommodations Fund Incorporated	38	259,331
Nippon Building Fund Incorporated	126	1,481,123
Nomura Real Estate Office Fund	52	246,483
Nomura Real Estate Residential REIT	25	131,560
Omega Healthcare Investors Incorporated	80,274	2,624,157
ORIX JREIT Incorporated	275	342,861
Parkway Life REIT	64,000	113,207
Piedmont Office Realty Trust Incorporated «	118,700	1,944,306
Plum Creek Timber Company	108,800	4,758,912
Post Properties Incorporated	120,146	5,149,458
Premier Investment Company	43	167,508
Prologis Incorporated	65,200	2,473,036
Public Storage Incorporated	33,597	5,130,262
Realty Income Corporation	125,380	4,778,232
Redwood Trust Incorporated «	179,371	3,332,713
Regency Centers Corporation	58,783	2,753,396
Retail Properties of America Incorporated Class A	118,900	1,584,937
RioCan REIT	14,088	327,893
RLJ Lodging Trust	282,900	6,829,206
Segro plc	77,485	424,238
Sekisui House SI Investment Corporation	25	121,308
Senior Housing Properties Trust	129,189	2,926,131
Shaftesbury plc	24,082	243,008
Shopping Centres Australasia Property Group	107,532	154,788
Silver Bay Realty Trust Corporation	33,426	535,150
Simon Property Group Incorporated	70,186	10,517,372
Societe Immobiliere de Location Pour L’industrie et le Commerce	1	115
Sovran Self Storage Incorporated	59,868	3,995,590
Spirit Realty Capital Incorporated	229,200	2,275,956
Starwood Property Trust Incorporated	111,600	3,110,292
Stockland Australia	404,430	1,418,555
Sunstone Hotel Investors Incorporated	386,846	5,056,077
Suntec REIT	384,000	477,304
Tanger Factory Outlet Centers Incorporated	207,800	6,871,946
Taubman Centers Incorporated	39,773	2,600,359
The Link REIT	450,655	2,208,908

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
The Macerich Company	87,528	$4,983,844
Tokyu REIT Incorporated	30	179,253
Top REIT Incorporated	29	127,977
Two Harbors Investment Corporation	852,000	7,881,000
UDR Incorporated	160,900	3,744,143
Unibail-Rodamco SE	8,909	2,329,199
United Urban Investment Corporation	404	579,425
Vastned Retail NV	1,059	47,864
Ventas Incorporated	38,400	2,182,272
Vornado Realty Trust	23,000	2,022,390
Washington Real Estate Investment Trust	145,875	3,463,073
Weingarten Realty Investors	71,900	2,052,026
Wereldhave NV	2,570	196,249
Westfield Group	349,948	3,315,728
Westfield Retail Trust	525,627	1,460,561
Weyerhaeuser Company	65,100	1,961,463
WP Carey Incorporated	36,289	2,277,861
Yuexiu Real Estate Investment Trust	325,000	160,977
		362,378,546

Thrifts & Mortgage Finance : 0.40%
Capitol Federal Financial Incorporated	305,315	3,682,099
Genworth Mortgage Insurance Canada Incorporated	2,068	67,155
Home Capital Group Incorporated «	2,379	190,347
Housing Development Finance Corporation Limited	374,714	4,939,821
Hudson City Bancorp Incorporated	304,961	2,848,336
Indiabulls Housing Finance Limited	38,079	136,162
LIC Housing Finance Limited	56,590	188,407
MGIC Investment Corporation †	777,600	6,306,336
New York Community Bancorp Incorporated «	282,838	4,672,484
Ocwen Financial Corporation †	72,800	4,124,848
Paragon Group of Companies plc	26,738	151,164
People’s United Financial Incorporated	215,141	3,257,235
Washington Federal Incorporated	230,909	5,400,962
		35,965,356

Health Care : 9.42%
Biotechnology : 1.68%
Acorda Therapeutics Incorporated †	78,742	2,741,009
Actelion Limited	11,077	922,625
Aegerion Pharmaceuticals Incorporated †	53,700	3,808,941
Alexion Pharmaceuticals Incorporated †	45,408	5,653,296
Algeta ASA †	6,224	358,340
Alnylam Pharmaceuticals Incorporated †	110,700	6,774,840
Arena Pharmaceuticals Incorporated «†	502,400	3,275,648
Ariad Pharmaceuticals Incorporated «†	406,400	1,971,040
Basilea Pharmaceuticals Limited	184	21,436
Biocon Limited	8,634	53,498
Biogen Idec Incorporated †	53,707	15,627,126
BioMarin Pharmaceutical Incorporated †	87,797	6,179,153
Biota Pharmaceuticals Incorporated	2,053	8,705
Celgene Corporation †	92,962	15,038,463
Cepheid Incorporated †	147,654	6,706,445
CK Life Sciences International Holdings Incorporated	702,000	65,196
CSL Limited	92,150	5,770,105
Cubist Pharmaceuticals Incorporated †	41,200	2,822,612
Elan Corporation plc	41,387	748,626
Genmab AS †	1,600	66,290
Gilead Sciences Incorporated †	346,100	25,891,741
Green Cross Corporation	1,207	148,836
Grifols SA	14,254	651,697

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Biotechnology (continued)
Grifols SA Class B	5,215	$177,929
Incyte Corporation †	298,700	13,919,420
Medivation Incorporated †	47,000	2,961,470
Mesoblast Limited «†	31,890	178,388
Myriad Genetics Incorporated «†	177,400	5,277,650
Nicox SA «†	1,380	4,687
Novozymes AS Class B	23,343	902,508
PDL BioPharma Incorporated «	321,068	3,136,834
Pharmacyclics Incorporated †	36,100	4,495,172
Prothena Corporation plc †	1,009	28,484
Regeneron Pharmaceuticals Incorporated †	17,813	5,234,528
Savient Pharmaceuticals Incorporated †	2,670	76
Seattle Genetics Incorporated †	69,100	2,839,319
Takara Bio Incorporated «	6,300	131,874
United Therapeutics Corporation †	28,605	2,640,528
Vertex Pharmaceuticals Incorporated †	51,538	3,577,768
Zeltia SA †	7,262	24,072
		150,836,375

Health Care Equipment & Supplies : 1.32%
Abbott Laboratories	205,994	7,866,911
Alere Incorporated †	181,564	5,940,774
Align Technology Incorporated †	43,800	2,393,232
Ansell Limited	25,765	476,741
ASAHI INTECC Company Limited	2,300	158,086
Baxter International Incorporated	60,500	4,141,225
bioMerieux SA	1,765	178,968
Biosensors International Group Limited	247,000	185,981
Boston Scientific Corporation †	865,600	10,023,648
C.R. Bard Incorporated	49,294	6,845,951
CareFusion Corporation †	139,658	5,565,371
Cochlear Limited	10,052	535,552
Coloplast Class B	10,575	694,080
Cooper Companies Incorporated	30,508	4,019,124
DiaSorin SpA	1,623	77,544
Edwards Lifesciences Corporation †	69,991	4,586,510
Elekta AB Class B	35,308	529,401
Essilor International SA Cie Generale d’Optique	19,946	2,092,132
Fisher & Paykel Healthcare Corporation	85,507	262,257
Fukuda Denshi Company Limited	2,200	87,420
Getinge AB	18,499	578,442
GN Store Nord	17,550	419,010
Golden Meditech Company Limited	41,106	4,401
Haemonetics Corporation †	112,392	4,749,686
Hogy Medical Company Limited	2,000	105,248
IDEXX Laboratories Incorporated †	32,737	3,409,886
Intuitive Surgical Incorporated †	9,142	3,445,620
JEOL Limited	15,000	71,174
Nagaileben Company Limited	8,000	125,516
Nakanishi Incorporated	1,300	179,976
Nihon Kohden Corporation	8,300	308,338
Nikkiso Company Limited	14,000	179,605
Nipro Corporation	22,400	202,950
Nobel Biocare Holding AG	14,841	218,575
Olympus Corporation †	48,700	1,637,994
Olympus Corporation ADR †	3,365	113,246
Paramount Bed Holdings Company Limited	3,500	117,549
Phonak Holding AG	4,488	625,334
ResMed Incorporated «	89,051	4,346,579
Shandong Weigao Group Medical Polymer Company Limited Class H	404,000	551,337
Sirona Dental Systems Incorporated †	120,881	8,314,195
Smith & Nephew plc	83,542	1,115,128
St. Jude Medical Incorporated	34,400	2,009,648
Straumann Holding AG	989	184,173

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex Incorporated	90,431	$8,890,272
Terumo Corporation	31,600	1,650,574
Thoratec Corporation †	117,130	4,611,408
TOA Medical Electronics Company	15,100	981,850
Top Glove Corporation Bhd	104,900	186,171
Varian Medical Systems Incorporated †	67,076	5,235,282
West Pharmaceutical Services Incorporated	152,266	7,601,119
William Demant Holding AS †	3,503	327,267
		119,158,461

Health Care Providers & Services : 1.89%
Aetna Incorporated	45,177	3,114,051
Alfresa Holdings Corporation	10,400	539,165
AmerisourceBergen Corporation	144,800	10,212,744
AS ONE Corporation	2,400	53,565
Bangkok Chain Hospital PCL	737,887	144,774
Bangkok Dusit Medical Services PCL	64,400	263,737
Brookdale Senior Living Incorporated †	216,600	6,316,056
Bumrungrad Hospital PCL	28,900	81,003
Cardinal Health Incorporated	40,900	2,642,140
Catamaran Corporation—Canada Exchange †	19,135	873,605
Celesio AG	9,643	309,160
Centene Corporation †	119,732	7,151,592
Chemed Corporation «	38,351	2,988,693
Community Health Systems Incorporated	60,500	2,495,625
DaVita Incorporated †	109,884	6,543,592
Express Scripts Holding Company †	184,085	12,398,125
Fresenius Medical Care AG & Company KGaA	19,133	1,337,038
Fresenius SE & Company KGaA	12,083	1,710,418
HCA Holdings Incorporated	32,463	1,506,932
Health Management Associates Incorporated Class A †	604,953	7,918,835
Health Net Incorporated †	178,400	5,450,120
Henry Schein Incorporated †	53,882	6,142,548
Humana Incorporated	101,069	10,510,165
IHH Healthcare Bhd †	615,700	773,684
Laboratory Corporation of America Holdings †	56,471	5,751,571
Life Healthcare Group Holdings Limited	235,988	948,486
LifePoint Hospitals Incorporated †	105,897	5,425,103
Magellan Health Services Incorporated †	55,057	3,369,488
McKesson Corporation	52,700	8,742,403
Medi-Clinic Corporation	66,427	475,362
Mediceo Paltac Holdings Company Limited	34,700	462,780
MEDNAX Incorporated †	31,528	3,493,302
Message Company Limited	2,200	68,411
Miraca Holdings Incorporated	11,100	515,851
Network Healthcare Holdings Limited	257,207	624,800
Nichii Gakkan Company	7,200	60,524
Orpea	3,644	212,124
Owens & Minor Incorporated	138,900	5,301,813
Patterson Companies Incorporated	53,700	2,228,013
Pharmaniaga Bhd	7,405	10,615
Primary Health Care Limited	88,693	404,019
Ramsay Health Care Limited	24,522	865,481
Rhoen Klinikum AG	9,680	269,646
Ryman Healthcare Limited	72,433	456,691
Ship Healthcare Holdings Incorporated	6,600	281,591
Sigma Pharmaceuticals Limited	257,710	138,524
Sinopharm Group Company Limited	177,600	528,036
Sonic Healthcare Limited	69,727	1,053,876
Suzuken Company Limited	16,200	550,413
Team Health Holdings Incorporated †	153,400	7,168,382
Tenet Healthcare Corporation †	63,300	2,731,395
Toho Pharmaceutical	12,300	210,154
TOKAI Corporation	2,600	68,132

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
United Drug plc	34,039	$174,388
UnitedHealth Group Incorporated	133,300	9,928,184
VCA Antech Incorporated †	194,000	5,810,300
Vital KSK Holdings Incorporated	9,000	62,739
WellCare Health Plans Incorporated †	95,600	7,103,080
WellPoint Incorporated	36,300	3,371,544
		170,344,588

Health Care Technology : 0.26%
AGFA-Gevaert NV †	9,100	19,903
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	364,400	5,444,136
Athena Health Incorporated †	22,963	3,012,057
Cerner Corporation †	66,724	3,834,628
HMS Holdings Corporation †	192,979	4,421,149
M3 Incorporated	117	305,337
Medidata Solutions Incorporated †	55,600	6,611,396
		23,648,606

Life Sciences Tools & Services : 0.73%
Bio-Rad Laboratories Incorporated Class A †	44,567	5,464,806
Covance Incorporated †	34,837	2,939,546
Divi’s Laboratories Limited	12,947	238,739
Furiex Pharmaceuticals Incorporated †	4,299	193,455
Gerresheimer AG	3,694	249,234
Illumina Incorporated †	77,957	7,639,786
Life Technologies Corporation †	108,300	8,198,310
Lonza Group AG	5,820	542,224
Mettler-Toledo International Incorporated †	18,760	4,625,653
Nordion Incorporated †	2,000	16,477
Parexel International Corporation †	125,100	5,156,622
PerkinElmer Incorporated	254,700	9,688,788
QIAGEN NV †	22,655	528,592
Tecan Group AG	803	88,942
TECHNE Corporation	72,296	6,184,200
Thermo Fisher Scientific Incorporated	83,500	8,420,975
Valneva SE †	847	4,720
Waters Corporation †	53,165	5,291,512
		65,472,581

Pharmaceuticals : 3.54%
AbbVie Incorporated	208,075	10,081,234
Actavis plc †	39,855	6,499,155
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	69,004	6,696,838
Almirall SA	1,080	16,770
Aspen Pharmacare Holdings Limited	71,157	1,831,974
Astellas Pharma Incorporated	80,200	4,752,883
AstraZeneca plc	113,048	6,501,276
Bayer AG	74,876	9,988,810
Bristol-Myers Squibb Company	215,777	11,086,622
BTG plc †	29,198	265,720
Cadila Healthcare Limited	9,434	110,871
Cardiome Pharma Corporation †	781	4,831
Celltrion Incorporated	17,094	692,127
China Shineway Pharmaceutical Group Limited	47,000	67,778
Chugai Pharmaceutical Company Limited	41,100	981,103
Cipla Limited India	66,901	418,867
Daiichi Sankyo Company Limited	122,500	2,248,474
Dainippon Sumitomo Pharma Company Limited	32,900	473,786
Dong-A Socio Holdings Company Limited	643	89,314

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Pharmaceuticals (continued)
Dong-A ST Company Limited †	1,090	$116,900
Dr. Reddys Laboratories Limited	17,225	684,920
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	62,202	74,552
Eisai Company Limited	47,300	1,847,205
Eli Lilly & Company	131,400	6,598,908
Faes Farma SA	10,888	40,750
Forest Laboratories Incorporated †	147,700	7,578,487
Fuso Pharmaceutical Industries Limited	16,000	53,424
Galenica AG	419	416,019
GlaxoSmithKline Pharmaceuticals Limited	4,235	169,136
GlaxoSmithKline plc	444,758	11,782,358
Glenmark Pharmaceuticals Limited	35,144	290,111
H. Lundbeck AS	7,172	156,735
Haw Par Corporation Limited	27,500	169,157
Hikma Pharmaceuticals plc	10,618	209,597
Hisamitsu Pharmaceutical Company Incorporated	15,000	795,216
Hua Han Bio-Pharmaceutical Holdings Limited	158,976	36,501
Ipsen	2,572	121,069
Jazz Pharmaceuticals plc †	33,539	3,921,380
Johnson & Johnson	363,376	34,397,172
Kaken Pharmaceutical Company Limited	17,000	257,427
Kissei Pharmaceutical Company Limited	7,200	163,999
Kyorin Company Limited	14,000	289,226
Kyowa Hakko Kogyo Company Limited	46,000	535,787
Lupin Limited	30,584	418,872
Mallinckrodt plc †	127,500	6,624,900
Meda AB Class A	25,008	308,402
Merck & Company Incorporated	383,558	19,112,695
Merck KGaA	6,246	1,083,559
Mochida Pharmaceutical Company Limited	3,000	179,839
Mylan Laboratories Incorporated †	244,500	10,789,785
Nektar Therapeutics †	266,600	3,348,496
Nichi-Iko Pharmaceutical Company Limited «	6,700	132,659
Nicholas Piramal India Limited	18,361	152,685
Nippon Shinyaku Company Limited	12,000	217,564
Novartis AG	245,032	19,368,462
Novo Nordisk AS Class B	38,844	6,957,335
Ono Pharmaceutical Company Limited	18,600	1,409,187
Orion Oyj Class A	3,628	95,320
Orion Oyj Class B	8,702	229,222
Otsuka Holdings Company Limited	91,000	2,658,257
Perrigo Company «	58,613	9,137,181
Pfizer Incorporated	867,755	27,533,866
Pharmaxis Limited †	22,924	2,402
PT Kalbe Farma Tbk	4,452,500	454,090
Questcor Pharmaceuticals Incorporated «	120,300	6,978,603
Ranbaxy Laboratories Limited †	34,908	235,653
Recordati SpA	6,569	93,256
Richter Gedeon	35,330	714,882
Roche Holding AG	2,539	704,461
Roche Holding AG Genusschein	61,846	17,241,419
Rohto Pharmaceutical Company Limited	21,000	334,401
Salix Pharmaceuticals Limited †	38,333	3,251,022
Sanofi ADR	9,844	520,059
Sanofi-Aventis SA	110,160	11,648,940
Santen Pharmaceutical Company Limited	15,600	742,495
Sawai Pharmaceutical Company Limited	5,600	386,546
Seikagaku Corporation	7,900	101,734
Shionogi & Company Limited	55,400	1,218,070
Shire Limited plc	53,872	2,444,286
Sihuan Pharmaceutical Holdings Group limited	563,000	441,532
Stada Arzneimittel AG	5,207	269,049
Sun Pharmaceutical Industries Limited	160,362	1,467,868
Taisho Pharmaceutical Holding Company Limited	12,000	824,799
Takeda Pharmaceutical Company Limited	128,800	6,256,090

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Tanabe Seiyaku Company Limited	46,800	$643,343
Teva Pharmaceutical Industries Limited	90,328	3,655,676
The United Laboratories International Holdings Limited †	52,500	21,535
Towa Pharmaceutical Company Limited	1,900	92,751
Tsumura & Company	13,600	368,996
UCB SA	9,628	646,069
Valeant Pharmaceuticals International Incorporated †	30,257	3,320,835
Viropharma Incorporated †	131,400	6,505,614
Yuhan Corporation	1,877	333,437
Zeria Pharmaceutical Company Limited	6,600	138,540
Zoetis Incorporated	114,461	3,565,460
		318,896,668

Industrials : 12.84%
Aerospace & Defense : 1.69%
AviChina Industry & Technology Company Limited	568,000	343,614
B/E Aerospace Incorporated †	61,700	5,367,900
BAE Systems plc	307,386	2,150,376
Bharat Electronics Limited	2,301	38,900
Bombardier Incorporated Class A	12,300	55,588
Bombardier Incorporated Class B	143,159	646,311
CAE Incorporated	24,800	281,834
Chemring Group plc	8,445	29,443
Cobham plc	107,360	464,446
Curtiss-Wright Corporation	105,000	5,540,850
DigitalGlobe Incorporated †	149,700	5,928,120
Elbit Systems Limited	1,785	98,787
Embraer SA	156,200	1,206,219
Esterline Technologies Corporation †	68,860	6,061,057
European Aeronautic Defence & Space Company NV	53,948	3,830,050
Exelis Incorporated	438,852	7,754,515
Finmeccanica SpA †	34,904	254,156
General Dynamics Corporation	39,726	3,641,285
HEICO Corporation	124,625	7,113,595
Hexcel Corporation †	220,600	9,690,958
Huntington Ingalls Industries Incorporated	110,353	9,074,327
L-3 Communications Holdings Incorporated	57,700	5,969,642
Lockheed Martin Corporation	35,400	5,015,118
MacDonald Dettwiler & Associates Limited	2,966	233,320
Meggitt plc	74,920	612,042
MTU Aero Engines AG	4,407	414,174
Northrop Grumman Corporation	28,351	3,194,591
Precision Castparts Corporation	32,896	8,501,971
QinetiQ plc	51,946	184,930
Raytheon Company	39,000	3,458,520
Rockwell Collins Incorporated	87,000	6,327,510
Rolls-Royce Holdings plc	179,299	3,624,437
Saab AB	5,318	109,588
Safran SA	23,164	1,524,796
Singapore Technologies Engineering Limited	264,000	849,815
Spirit AeroSystems Holdings Incorporated †	229,000	7,474,560
Teledyne Technologies Incorporated †	82,254	7,627,413
Thales SA	9,751	595,110
TransDigm Group Incorporated	30,740	4,811,425
Ultra Electronics Holdings	5,405	161,987
United Technologies Corporation	190,859	21,158,629
Zodiac Aerospace SA	3,466	587,864
		152,009,773

Air Freight & Logistics : 0.55%
Bollore †(a)	5	2,715

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Air Freight & Logistics (continued)
Bollore Investissement	938	$509,263
C.H. Robinson Worldwide Incorporated «	99,423	5,829,170
Deutsche Post AG	84,258	2,979,511
FedEx Corporation	68,600	9,514,820
Forward Air Corporation	58,500	2,527,200
Freightways Limited	37,588	138,832
Glovis Company Limited	5,038	1,123,470
Goodpack Limited	41,000	63,049
Hub Group Incorporated Class A †	70,701	2,660,479
Kerry Logistics Network Limited †(a)	72,527	2,816
Kintetsu World Express Incorporated	4,600	179,419
Mainfreight Limited	9,747	91,984
Oesterreichische Post AG	4,954	239,151
Panalpina Welttransport Holdings AG	1,522	251,022
PostNL †	25,238	148,012
Singapore Post Limited	260,000	265,169
The Shibusawa Warehouse Company Limited	12,000	47,684
TNT Express NV	39,729	364,256
Toll Holdings Limited	126,473	659,077
United Parcel Service Incorporated Class B	165,400	16,933,652
UTI Worldwide Incorporated	205,007	3,241,161
Yamato Holdings Company Limited	77,200	1,637,085
		49,408,997

Airlines : 0.52%
Air China	534,000	414,656
Air France-KLM †	16,025	166,040
Airasia Bhd	365,000	270,664
Alaska Air Group Incorporated	43,098	3,350,439
All Nippon Airways Company Limited	215,000	434,513
Asiana Airlines †	21,610	102,506
Cathay Pacific Airways Limited	167,000	353,704
China Airlines †	594,775	218,061
Chorus Aviation Incorporated	63	231
Delta Air Lines Incorporated	201,400	5,836,572
Deutsche Lufthansa AG †	24,014	521,479
easyJet plc	22,179	516,949
Eva Airways Corporation †	355,165	204,621
International Consolidated Airlines—United Kingdom Exchange †	72,922	437,211
JetBlue Airways Corporation †	479,400	4,261,866
Korean Air Lines Company Limited	6,337	182,332
LAN Airlines SA	70,075	1,122,672
Malaysian Airline System Bhd †	230,670	22,545
Qantas Airways Limited †	203,671	226,376
Ryanair Holdings plc ADR	16,200	778,005
SAS AB †	22,716	63,754
Singapore Airlines Limited	90,200	751,757
Spirit Airlines Incorporated †	160,100	7,343,787
Thai Airways International PCL	76,300	39,445
Turk Hava Yollari Anonim Ortakligi	148,808	551,277
United Continental Holdings Incorporated †	222,400	8,729,200
US Airways Group Incorporated «†	431,900	10,141,012
Virgin Australia Holdings Limited †	177,317	63,002
Virgin Australia International Holdings †(a)	177,317	0
WestJet Airlines Limited	11,787	309,962
		47,414,638

Building Products : 0.61%
A.O. Smith Corporation	171,400	9,281,310
Aica Kogyo Company Limited	12,200	251,683
Asahi Glass Company Limited	208,000	1,342,329
Assa Abloy AB Class B	30,983	1,568,514

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Building Products (continued)
Bunka Shutter Company Limited	12,000	$70,061
Central Glass Company Limited	41,000	136,500
Compagnie de Saint-Gobain	44,072	2,343,383
Daikin Industries Limited	51,400	3,261,899
Dynasty Ceramic PCL	101,100	163,725
Fortune Brands Home & Security Incorporated	103,497	4,512,469
Geberit AG	3,718	1,092,287
GWA International Limited	48,362	133,502
Hills Industries Limited	20,176	30,697
JS Group Corporation	51,100	1,322,588
KCC Corporation	1,033	455,836
Kingspan Group plc	16,453	284,869
Lennox International Incorporated	100,958	8,318,939
Lindab International AB †	10,324	94,326
Masco Corporation	232,000	5,201,440
Nibe Industrier AB Class B	13,413	305,862
Nichias Corporation	22,000	156,153
NICHIHA Corporation	5,800	87,545
Nippon Sheet Glass Company Limited †	171,000	202,011
Nitto Boseki Company Limited	38,000	197,374
Noritz Corporation	8,300	179,735
Owens Corning Incorporated †	69,000	2,702,040
Rockwool International AS Class A	500	87,051
Rockwool International AS Class B	400	69,896
Rovese SA †	79,290	58,669
Sankyo Tateyama Incorporated	4,600	102,756
Sanwa Shutter Corporation	45,000	290,408
Sekisui Jushi Corporation	6,000	85,819
Simpson Manufacturing Company Incorporated	91,100	3,306,930
Taiwan Glass Industrial Corporation	343,581	355,841
Takara Standard Company Limited	24,000	182,768
Takasago Thermal Engineering Company	13,300	107,387
TOTO Limited	64,000	939,771
Trakya Cam Sanayi AS	31,241	38,837
Uponor Oyj	2,800	58,426
USG Corporation †	198,200	5,428,698
Vanachai Group PCL	331,800	27,900
Wienerberger AG	10,742	179,494
		55,017,728

Commercial Services & Supplies : 1.04%
ABM Industries Incorporated	115,674	3,216,894
Aeon Delight Company Limited	3,500	69,641
Aggreko plc	25,249	663,308
Babcock International Group plc	33,488	718,053
Bilfinger Berger AG	4,408	504,272
Brambles Limited	272,383	2,359,949
Brink’s Company	104,900	3,517,297
Cabcharge Australia Limited «	26,928	97,150
Caverion Corporation †	11,040	130,181
Cintas Corporation	66,800	3,707,400
Clean Harbors Incorporated †	118,604	6,258,733
Copart Incorporated †	73,490	2,530,261
Covanta Holding Corporation	85,300	1,526,870
Dai Nippon Printing Company Limited	113,000	1,165,028
Daiseki Company Limited	6,700	126,052
Davis Service Group plc	15,297	230,601
De La Rue plc	11,470	169,530
Deluxe Corporation	111,438	5,537,354
Downer EDI Limited	80,373	348,545
Duskin Company Limited	11,300	219,325
Edenred	13,908	501,636
G4S plc	126,965	542,816
Gategroup Holding AG †	1,692	46,106

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
Herman Miller Incorporated	134,100	$4,279,131
HNI Corporation	98,700	3,912,468
HomeServe plc	13,090	54,978
Intrum Justitia AB	10,031	255,516
Itoki Corporation	1,000	5,858
K-Green Trust	25,027	20,639
Kaba Holding	280	125,567
Kar Auction Services Incorporated	61,400	1,694,026
KEPCO Plant Service & Engineering Company Limited	3,274	158,085
Kokuyo Company Limited	21,900	163,782
Kyodo Printing Company Limited	6,000	16,344
Loomis AB	8,827	210,037
Matsuda Sangyo Company Limited	1,800	24,621
Mine Safety Appliances Company	56,600	2,819,812
Mineral Resources Limited	29,822	296,146
Mitie Group plc	40,984	208,962
Mitsubishi Pencil Company Limited	5,700	136,121
Moshi Moshi Hotline Incorporated	8,300	89,057
Nippon Kanzai Company Limited	500	9,710
Nissha Printing Company Limited †	7,200	118,659
Okamura Corporation	20,000	165,975
Oyo Corporation	3,900	63,855
Park24 Company Limited	21,100	398,413
Pilot Corporation	2,900	104,901
Pitney Bowes Incorporated	130,200	3,016,734
PMP Limited †	14,400	5,772
Programmed Maintenance Services Limited	9,887	27,203
Progressive Waste Solutions Limited	12,017	311,145
Prosegur Compania de Seguridad SA	26,730	169,943
Regus plc	55,194	179,780
Rentokil Initial plc	173,799	301,827
Republic Services Incorporated	176,400	6,158,124
Ritchie Bros Auctioneers Incorporated «	6,229	128,674
RPS Group plc	38,863	199,102
RR Donnelley & Sons Company «	423,100	7,827,350
S1 Corporation Incorporated (Korea)	5,118	345,778
Salmat Limited	5,981	11,715
Sato Corporation	7,500	154,503
Secom Company Limited	40,800	2,517,510
Securitas AB	25,461	262,336
Serco Group plc	48,699	363,082
Shanks Group plc	6,285	11,110
Societe BIC SA	2,766	339,012
Sohgo Security Services Company Limited	15,700	312,084
Stericycle Incorporated †	53,531	6,288,822
Taiwan Secom Company Limited	64,000	157,005
Tetra Tech Incorporated †	127,300	3,639,507
Tomra Systems ASA	7,776	68,169
Toppan Forms Company Limited	6,500	58,765
Toppan Printing Company Limited	113,000	913,488
Transcontinental Incorporated Class A	3,424	53,934
Transfield Services Limited	84,761	87,646
Transpacific Industries Group Limited †	162,245	169,985
Uchida Yoko Company Limited	2,000	5,526
United Stationers Incorporated	92,300	4,151,654
Waste Connections Incorporated	76,948	3,381,095
Waste Management Incorporated	52,253	2,386,917
		93,524,962

Construction & Engineering : 0.57%
Abengoa SA	2,020	6,666
Abengoa SA Class B	8,080	21,405
Actividades de Construccion y Servicios SA	16,221	524,022
Aecon Group Incorporated	8,690	124,447

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Construction & Engineering (continued)
Arcadis NV	6,464	$220,412
Ausdrill Limited	37,875	26,915
Ausenco Limited (a)	9,573	10,466
Balfour Beatty plc	61,174	267,847
Bodycote plc	18,289	180,062
Bouygues SA	15,976	602,486
Budimex SA	489	20,927
Cardno Limited	34,277	211,102
Carillion plc	47,881	236,134
CH Karnchang PCL	184,900	109,984
Chicago Bridge & Iron Company NV	67,100	5,145,228
China Communications Construction Company Limited	1,015,779	855,583
China Machinery Engineering Corporation	175,000	134,309
China State Construction International Holdings Limited	316,000	555,155
Chiyoda Corporation	33,000	451,384
Chudenko Corporation	6,500	111,184
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	725,713
Comsys Holdings Corporation	25,400	359,332
CTCI Corporation	123,000	195,344
Daelim Industrial Company Limited	6,425	610,141
Daewoo Engineering & Construction Company Limited †	31,654	255,134
Dialog Group Bhd	388,951	359,626
Doosan Heavy Industries & Construction Company Limited	13,384	482,472
Eiffage SA	4,842	271,369
EMCOR Group Incorporated	147,732	5,869,392
FLSmidth & Company AS	5,428	283,803
Fluor Corporation	102,200	7,952,182
Fomento de Construcciones y Contratas SA †	2,658	56,186
Gamuda Bhd	314,200	464,037
GMR Infrastructure Limited	111,348	36,439
GS Engineering & Construction Corporation	8,962	256,166
Hellenic Technodomiki Tev SA †	6,620	28,419
Henderson Investments Limited	18,000	1,393
Hibiya Engineering Limited	6,000	69,651
HKC Holdings Limited	217,196	7,424
Hochtief AG	4,214	372,221
Housing & Construction Holdings Limited	10,493	24,866
Hyundai Development Company	13,643	294,569
Hyundai Engineering & Construction Company Limited	17,322	1,029,532
IJM Corporation Bhd	221,620	402,258
Imtech NV «†	48,710	135,389
Interchina Holdings Company †	960,000	66,867
Interserve plc	12,112	129,457
IRB Infrastructure Developers Limited	22,390	34,719
Italian-Thai Development PCL †	95,501	15,168
JGC Corporation	45,000	1,676,104
Kajima Corporation	174,000	650,642
Kandenko Company Limited	21,000	119,941
KBR Incorporated	94,800	3,207,084
KEPCO Engineering & Construction Company Incorporated	1,785	102,718
Kier Group plc	2,848	82,977
Kinden Corporation	32,000	337,105
Koninklijke Bam Groep NV	28,406	135,835
Koninklijke Boskalis Westminster NV	7,236	360,814
Kumho Industrial Company Limited †	3,489	36,759
Kyowa Exeo Corporation	21,600	260,866
Kyudenko Corporation	10,000	61,118
Lanco Infratech Limited †	198,580	18,749
Larsen & Toubro Limited	42,205	706,422
Larsen & Toubro Limited SP GDR	8,011	132,021
Leighton Holdings Limited	28,368	420,234
Macmahon Holdings Limited †	139,645	15,267
Maeda Corporation	31,000	195,821
Maeda Road Construction Company Limited	12,000	184,408
Malaysia Marine & Heavy Engineering	135,600	158,193

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Construction & Engineering (continued)
Malaysian Resources Corporation Bhd	265,450	$112,011
Mirait Holdings Corporation	11,700	99,380
Monadelphous Group Limited «	17,754	266,884
NCC AB	8,600	268,125
Nippo Corporation	8,000	127,391
Nippon Densetsu Kogyo Company Limited	8,000	96,929
Nippon Koei Company Limited	7,000	28,567
Nishimatsu Construction Company Limited	77,000	236,056
Obayashi Corporation	135,000	728,875
Obrascon Huarte Lain SA	3,542	140,336
Okumura Corporation	38,000	167,693
Outotec Oyj «	15,988	162,898
Peab AB	21,523	129,413
Penta-Ocean Construction Company Limited	55,000	173,981
Polimex Mostostal SA «†	86,564	4,755
Power Line Engineering PCL	244,400	14,918
Punj Lloyd Limited †	22,537	9,629
PYI Corporation Limited	111,318	2,671
Sacyr Vallehermoso SA †	7,772	41,336
Samsung Engineering Company Limited	7,013	416,817
Sanki Engineering Company Limited	10,000	61,411
Shimizu Corporation	138,000	645,370
Sho-Bond Holdings Company Limited	4,700	217,735
Sino Thai Engineering & Construction PCL	374,529	227,447
Skanska AB	34,816	663,814
SNC-Lavalin Group Incorporated «	14,400	641,973
Socam Development Limited	34,063	39,763
Strabag SE	1,052	30,848
Taihei Dengyo Kaisha Limited	7,000	42,304
Taikisha Limited	8,000	164,804
Taisei Corporation	216,000	982,729
Tekfen Holding AS	41,044	96,761
Toa Corporation †	31,000	69,612
Toda Corporation	49,000	166,004
Toenec Corporation	9,000	52,985
Tokyo Energy & Systems Incorporated	1,000	5,087
Tokyu Construction Company Limited «†	17,380	86,709
Toshiba Plant Systems & Services Corporation	6,000	91,208
Totetsu Kogyo Company Limited	5,900	113,421
Toyo Engineering Corporation	28,000	105,794
United Construction Group Limited	30,880	181,459
United Engineers Limited	59,000	84,853
Vinci SA	52,089	3,348,855
Voltas Limited	51,077	90,768
YIT Oyj	11,040	141,430
Yokogawa Bridge Holdings Corporation	8,000	110,364
		51,160,238

Electrical Equipment : 1.22%
ABB Limited	205,224	5,250,311
ABB Limited (India)	14,757	158,893
Acuity Brands Incorporated	94,222	9,660,582
Alstom SA	20,310	745,650
AMETEK Incorporated	152,268	7,494,631
Bharat Heavy Electricals limited	122,363	306,152
Brady Corporation Class A	104,500	3,273,985
China High Speed Transmission Equipment Group Company Limited †	130,000	65,229
Chiyoda Integre Company Limited	1,900	34,967
Cosel Company Limited	4,900	56,642
Crompton Greaves Limited	60,032	119,987
Daihen Corporation	18,000	79,434
Denyo Company Limited	3,200	40,521
Eaton Corporation plc	52,837	3,839,136
Elswedy Cables Holding Company	9,692	39,029

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Emerson Electric Company	94,700	$6,343,953
EnerSys	105,500	7,527,425
Fuji Electric Holdings Company Limited	123,000	557,208
Fujikura Limited	69,000	324,032
Furukawa Electric Company Limited	135,000	318,965
Futaba Corporation	6,900	86,229
Gamesa Corporation Tecnologica SA †	8,248	81,359
Generac Holdings Incorporated	150,500	8,015,630
General Cable Corporation	112,400	3,275,336
GS Yuasa Corporation	79,000	455,836
Hubbell Incorporated Class B	33,700	3,636,567
Huber & Suhner AG	893	47,239
Idec Corporation	4,700	39,647
Johnson Electric Holdings Limited	219,000	197,739
Legrand SA	23,684	1,307,098
LS Cable Limited	4,511	336,737
LS Industrial Systems Company Limited	3,641	230,508
Mabuchi Motor Company Limited	5,800	348,821
Mitsubishi Electric Corporation	377,000	4,354,318
Neo Neon Holdings Limited †	163,500	39,016
Nexans SA	1,685	75,253
Nidec Corporation	22,700	2,191,877
Nippon Carbon Company Limited	11,000	20,942
Nippon Signal Company Limited	10,900	78,325
Nissin Electric Company Limited	8,000	47,957
Nitto Kogyo Corporation	9,700	151,336
Nordex AG †	816	11,856
Ormat Industries	3,095	21,872
Osram Licht AG †	7,623	451,411
Polypore International Incorporated «†	92,900	3,528,342
Prysmian SpA	18,370	479,648
Regal-Beloit Corporation	98,971	7,282,286
Rockwell Automation Incorporated	86,300	9,801,954
Roper Industries Incorporated	62,145	8,060,207
Sanyo Denki Company Limited	6,000	38,252
Schneider Electric Infrastructure Limited †	5,981	6,413
Schneider Electric SA	52,663	4,457,825
SGL Carbon AG «	3,056	125,336
Shihlin Electric	118,000	150,321
Showa Electric Wire †	47,000	48,182
Silitech Technology Corporation	35,379	41,543
Sumitomo Electric Industries Limited	139,300	2,171,951
Suzlon Energy Limited †	89,769	14,150
TECO Electric & Machinery Company Limited	303,000	332,753
Toyo Tanso Company Limited	1,300	27,212
Ushio Incorporated	25,200	308,772
Vestas Wind Systems AS †	15,405	439,057
Walsin Lihwa Corporation †	600,000	183,280
Ya Hsin Industrial Company Limited †(a)	40,000	0
Zhuzhou CSR Times Electric Company Limited	98,000	377,329
		109,614,454

Industrial Conglomerates : 1.07%
Aboitiz Equity Ventures Incorporated	548,400	676,496
Aditya Birla Nuvo Limited	5,674	113,371
Alfa SA de CV	640,700	1,895,799
Alliance Global Group Incorporated	970,700	563,239
Antarchile SA	32,607	461,838
Beijing Enterprises Holdings Limited	104,500	935,461
Berjaya Corporation Bhd	359,200	59,068
Bidvest Group Limited	60,840	1,528,604
Boustead Holdings Bhd	80,800	134,123
CITIC Pacific Limited	268,000	386,479
CJ Corporation	4,217	414,408

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Industrial Conglomerates (continued)
Compagnie Industriali Riunite †	19,942	$32,889
CSR Limited	80,329	191,741
Danaher Corporation	135,394	10,127,471
DCC plc—United Kingdom Exchange	9,251	438,211
Discount Investment Corporation †	1,353	10,364
DMCI Holdings Incorporated	161,600	205,253
Dogan Sirketler Grubu Holdings †	170,145	70,785
Doosan Corporation	1,651	212,167
Enka Insaat Ve Sanayi AS	86,655	287,548
Far Eastern Textile Company Limited	861,685	994,342
Gallant Venture Limited †	42,000	9,036
General Electric Company	1,339,307	35,705,925
Hong Leong Asia Limited	11,000	11,876
Hopewell Holdings	123,000	412,504
Hutchison Whampoa Limited	437,000	5,557,867
Jaiprakash Associates Limited	205,052	176,865
Jardine Matheson Holdings Limited	48,385	2,444,410
Jardine Strategic Holdings Limited	39,394	1,262,578
JG Summit Holdings	615,492	560,305
Katakura Industries Company Limited	5,400	64,584
Keihan Electric Railway Company Limited	109,000	418,228
Keppel Corporation Limited	270,051	2,433,590
Koc Holding AS	126,301	596,757
Koninklijke Philips Electronics NV	94,124	3,368,668
LG Corporation	30,910	1,825,451
MMC Corporation Bhd	109,200	95,546
Nisshinbo Industries Incorporated	31,000	282,685
NWS Holdings Limited	266,746	403,251
Quinenco SA	62,686	155,230
Rheinmetall Berlin	3,555	219,065
Samsung Techwin Company Limited	9,105	487,814
San Miguel Corporation	214,380	364,850
SembCorp Industries Limited	165,000	709,932
Shanghai Industrial Holdings Limited	103,000	348,087
Shun Tak Holdings Limited	294,250	175,351
Siemens AG	72,591	9,585,366
Siemens India Limited	21,727	214,054
Sime Darby Bhd	544,140	1,629,212
SK Corporation	7,547	1,333,543
SM Investments Corporation	70,518	1,216,244
Smiths Group plc	35,162	790,781
Sonae SGPS SA	93,661	139,581
Tokai Holdings Corporation	26,800	91,579
Toshiba Corporation	743,000	3,206,307
Turk Sise Ve Cam Fabrikalari AS	116,253	157,760
Yazicilar Holding AS	9,222	101,624
		96,296,163

Machinery : 2.76%
Aalberts Industries NV	10,973	334,584
AG Growth International Incorporated	1,000	38,546
AGCO Corporation	62,400	3,636,672
Aida Engineering Limited	11,300	116,834
Airtac International Group	16,050	127,992
Alfa Laval AB	28,699	680,699
Amada Company Limited	76,000	673,000
Andritz AG	7,071	448,262
Asahi Diamond Industrial Company Limited	12,000	110,012
Ashok Leyland Limited	317,592	85,382
Atlas Copco AB Class A	61,897	1,724,908
Atlas Copco AB Class B	37,370	943,933
ATS Automation Tooling Systems Incorporated †	4,800	59,429
Austal Limited †	9,718	6,640
Bando Chemical Industries Limited	15,000	57,701

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Machinery (continued)
Bradken Limited	24,231	$122,520
Bucher Industries AG	862	235,173
Cargotec Corporation	3,652	138,716
Chart Industries Incorporated †	66,700	6,489,910
China Rongsheng Heavy Industry Group Company Limited †	450,000	67,332
Chugai Ro Company Limited	15,000	37,344
CKD Corporation	12,000	115,870
Clarcor Incorporated	109,338	6,618,229
CNH Industrial NV	78,164	893,553
Colfax Corporation †	53,864	3,128,421
Construcciones y Auxiliar de Ferrocarriles SA	139	75,485
Cosco Corporation Singapore Limited	190,000	111,270
Crane Company	107,400	6,692,094
CSBC Corporation Taiwan	43,102	27,236
Cummins Incorporated	41,200	5,453,232
Cummins India Limited	13,858	95,624
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	981,395
Daifuku Company Limited	21,500	275,192
Donaldson Company Incorporated	84,200	3,513,666
Doosan Infracore Company Limited †	19,520	241,625
Ebara Corporation	76,000	465,980
FANUC Limited	36,100	6,076,290
Flowserve Corporation	87,700	6,260,026
Fuji Machine Manufacturing Company Limited	17,200	144,586
Fujitec Company Limited	13,000	161,572
Furukawa Company Limited	61,000	124,472
GEA Group AG	16,445	766,392
Georg Fischer AG	456	314,413
Gildemeister AG	3,643	112,417
Glory Limited	13,000	351,828
Graco Incorporated	38,200	2,950,186
Haitian International Holdings Limited	106,000	242,554
Hanjin Heavy Industries & Construction Company Limited †	10,385	117,264
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	18,793
Heidelberger Druckmaschinen AG †	10,670	39,876
Hino Motors Limited	52,000	805,702
Hisaka Works Limited	5,000	46,034
Hitachi Construction Machinery Company Limited	18,600	398,059
Hitachi Koki Company Limited	9,300	67,009
Hitachi Zosen Corporation	30,600	240,199
Hiwin Technologies Corporation	55,156	457,552
Hoshizaki Electric Company Limited	12,000	413,571
Hosokawa Micron Corporation	4,000	25,775
Hyundai Heavy Industries Company Limited	10,031	2,573,388
Hyundai Mipo Dockyard Company Limited	2,652	452,316
IDEX Corporation	50,963	3,635,191
IMI plc	33,411	802,807
Invensys plc	62,213	509,661
Iseki & Company Limited	44,000	137,037
Ishikawajima-Harima Heavy Industries Company Limited	257,000	1,073,918
ITT Corporation	208,100	8,494,642
Jain Irrigation Systems Limited	39,865	45,262
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,011
Japan Steel Works	72,000	384,516
Jaya Holdings Limited	61,000	33,050
Joy Global Incorporated	68,200	3,857,392
JTEKT Corporation	46,600	720,213
Juki Corporation †	7,000	13,600
Kawasaki Heavy Industries Limited	293,000	1,201,464
KCI Konecranes Oyj	3,753	131,540
Kennametal Incorporated	177,500	8,427,700
Kitz Corporation	21,100	87,346
Komatsu Limited	172,530	3,586,198
Komori Corporation	11,000	172,263
Kone Oyj «	19,229	1,767,194

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
KOPEX SA	1,096	$4,037
Krones AG	626	53,551
Kubota Corporation	206,865	3,536,447
Kurita Water Industries Limited	21,400	458,191
Kyokuto Kaihatsu Kogyo Company	6,900	85,353
Lonking Holdings Limited †	385,000	82,933
Makino Milling Machine Company Limited	25,000	204,052
Makita Corporation	26,900	1,342,045
Makita Corporation ADR	1	50
MAN AG	3,130	380,436
Manitowoc Company Incorporated	311,446	6,412,673
Max Company Limited	6,000	64,203
Meidensha Corporation	41,000	156,114
Melrose Industries plc	114,459	547,239
Metso Oyj	12,945	523,705
Meyer Burger Technology AG †	5,526	63,097
Minebea Company Limited	73,000	515,294
Mitsubishi Heavy Industries Limited	614,000	3,938,472
Mitsuboshi Belting Company Limited	10,000	57,994
Mitsui Engineering & Shipbuilding Company Limited	152,000	311,643
Miura Company Limited	7,400	189,868
Morgan Advanced Materials plc	21,935	105,196
Mori Seiki Company Limited	18,400	304,676
Morita Holdings Corporation	7,000	60,552
Mueller Industries Incorporated	55,800	3,408,264
Nabtesco Corporation	21,700	505,504
Nachi-Fujikoshi Corporation	45,000	229,339
Namura Shipbuilding Company Limited	1,000	12,927
Navistar International Corporation «†	148,121	5,952,983
NGK Insulators Limited	50,000	915,304
Nippon Sharyo Limited	14,000	70,803
Nippon Thompson Company Limited	13,000	64,984
Nitta Corporation	3,300	71,848
Nitto Kohki Company Limited	2,300	41,722
NKT Holding AS	1,131	52,811
Nordson Corporation	37,642	2,714,741
NORITAKE Company Limited	17,000	44,481
NSK Limited	90,000	1,063,217
NTN Corporation †	101,000	458,531
OILES Corporation	4,980	104,292
Okuma Corporation	29,000	300,122
Organo Corporation	6,000	27,357
OSG Corporation	18,700	296,133
Oshkosh Corporation	56,500	2,754,375
Paccar Incorporated	42,700	2,447,137
Pall Corporation	70,100	5,867,370
Pentair Limited	124,600	8,811,712
Rieter Holding AG	164	37,904
Rotork plc	7,725	359,098
Ryobi Limited	20,000	84,550
Samsung Heavy Industries Company Limited	44,830	1,660,527
Sandvik AB	105,184	1,470,415
Sany Heavy Equipment International Holdings Company Limited	183,000	65,149
Sasebo Heavy Industries Company Limited †	4,000	4,296
Scania AB Class B	29,534	586,081
Schindler Holding AG	2,474	344,168
Schindler Holding AG (Participation Certificate)	5,042	695,295
SembCorp Marine Limited	147,200	520,751
Shima Seiki Manufacturing Limited	4,400	88,193
Shin Zu Shing Company Limited	13,649	30,025
Shinmaywa Industries Limited	11,000	81,191
Shinwa Company Limited Nagoya	500	5,658
Singamas Container Holding	180,000	45,043
Sinotruk Hong Kong Limited	86,000	51,582
Sintokogio Limited	10,700	83,991

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Machinery (continued)
SKF AB Class A	976	$26,678
SKF AB Class B	35,091	957,555
SMC Corporation	11,500	2,768,758
Sodick Company Limited	9,500	43,871
Spirax Sarco Engineering plc	7,794	373,914
SPX Corporation	28,800	2,725,632
Stanley Black & Decker Incorporated	103,900	8,456,421
STX Corporation Company Limited	5,248	15,521
STX Offshore & Shipbuilding Company Limited †	2,146	19,081
Sulzer AG	2,037	316,859
Sumitomo Heavy Industries Limited	116,000	558,340
Tadano Limited	23,000	306,068
TAKUMA Company Limited	14,000	123,974
Terex Corporation †	259,400	9,421,408
The Middleby Corporation †	41,400	9,142,776
The Timken Company	51,200	2,650,112
Thermax India Limited	11,575	119,075
THK Company Limited	21,600	523,630
Tocalo Company Limited	2,700	43,548
Torishima Pump Manufacturing Company Limited	4,800	45,598
Toro Company	126,570	7,810,635
Toshiba Machine Company Limited	18,000	96,832
Trelleborg AB Class B	21,858	425,088
Trinity Industries Incorporated	178,679	9,275,227
Triyards Holdings Limited †	7,100	3,819
Tsubakimoto Chain Company	30,000	217,330
Tsugami Corporation «	18,000	103,686
Tsukishima Kikai Company Limited	5,000	51,940
Union Tool Company	2,300	51,445
United Tractors	352,380	537,591
Vallourec SA	11,082	629,445
Valmont Industries Incorporated	16,177	2,340,974
Vesuvius plc	23,880	189,884
Volvo AB Class A	43,600	574,257
Volvo AB Class B	132,230	1,742,615
Vossloh AG	978	93,534
Wabco Holdings Incorporated †	39,000	3,455,400
Wabtec Corporation	59,980	4,138,620
Wartsila Oyj	17,118	837,405
WEG SA	44,600	605,205
Weir Group plc	19,255	675,085
Woodward Governor Company	133,200	5,714,280
Xylem Incorporated	118,881	4,108,527
Yangzijiang Shipbuilding Holdings Limited	446,000	413,999
Yungtay Engineering Company Limited	78,000	242,482
Zardoya-Otis SA	14,550	249,647
Zoomlion Heavy Industry Class H «	306,400	310,643
		248,428,849

Marine : 0.14%
A.P. Moller Maersk AS Class A	40	381,712
A.P. Moller Maersk AS Class B	129	1,308,548
Chinese Maritime Transport Limited	6,000	7,958
Compagnie Maritime Belge SA	227	6,362
Daiichi Chuo Kisen Kaisha †	12,000	14,176
DS Norden AS	1,300	58,619
Evergreen Marine Corporation (Taiwan) Limited †	333,298	197,091
Hanjin Shipping Company Limited †	16,785	96,114
Hanjin Shipping Holding Company Limited †	11,912	49,976
Hyundai Merchant Marine Company Limited †	15,411	163,823
Iino Kaiun Kaisha Limited	15,900	99,040
Inui Steamship Company Limited †	1,100	4,188
Kawasaki Kisen Kaisha Limited	178,000	422,299
Kirby Corporation †	35,318	3,335,785

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Marine (continued)
Kuehne & Nagel International AG	5,401	$699,517
Malaysian Bulk Carriers Bhd	14,000	7,471
Matson Incorporated	97,649	2,444,154
MISC Bhd †	83,700	142,573
Mitsui OSK Lines Limited	228,000	1,012,839
Neptune Orient Lines Limited «†	184,000	156,137
Nippon Yusen Kabushiki Kaisha	322,000	996,573
Orient Overseas International Limited	30,500	161,300
Pacific Basin Shipping Limited	252,000	180,728
Precious Shipping PCL	70,800	44,760
Regional Container Lines PCL †	73,800	14,939
Shih Wei Navigation Company Limited	34,209	24,217
Shinwa Kaiun Kaisha Limited †	2,000	6,073
Shipping Corporation of India Limited †	33,100	19,042
Sincere Navigation Corporation	128,800	119,034
STX Pan Ocean Company Limited—Korea Exchange †	3,981	2,866
STX Pan Ocean Company Limited—Singapore Exchange †	9,000	10,398
Taiwan Navigation Company Limited	20,000	18,450
Thoresen Thai Agencies PCL †	130,944	66,063
U-Ming Transport Corporation	113,000	199,317
Wan Hai Lines Limited	209,212	109,222
Yang Ming Marine Transport †	285,357	125,351
		12,706,715

Professional Services : 0.48%
Adecco SA	12,375	952,921
Advisory Board Company †	79,500	5,145,240
ALS Limited «	69,437	530,756
Bureau Veritas SA	23,580	700,251
Capita plc	61,090	996,922
Corporate Executive Board Company	72,700	5,352,901
Dun & Bradstreet Corporation	24,195	2,827,186
Experian Group Limited	96,629	1,782,490
Hays plc	95,742	194,321
IHS Incorporated Class A †	35,823	4,099,226
Intertek Group plc	15,050	748,130
Manpower Incorporated	49,500	3,956,535
MEITEC Corporation	7,200	202,802
Michael Page International plc	20,623	160,340
Nielsen Holdings NV	133,880	5,778,261
Poyry Oyj †	835	4,637
Q-Cells AG †	3,594	88
Randstad Holdings NV	9,220	574,413
SAI Global Limited	31,315	115,830
SEEK Limited	58,955	718,115
SGS SA	519	1,169,747
Stantec Incorporated	3,535	229,520
Teleperformance	6,495	369,615
Temp Holdings Company Limited «	5,500	142,729
USG People NV	3,016	40,120
Verisk Analytics Incorporated Class A †	93,424	6,082,837
WS Atkins plc	8,888	195,524
		43,071,457

Road & Rail : 1.16%
Asciano Group	170,137	894,369
Aurizon Holdings Limited	59,294	252,272
Avis Budget Group Incorporated †	238,700	8,798,482
Canadian National Railway Company	40,600	4,581,023
Canadian Pacific Railway Limited	14,300	2,206,059
Central Japan Railway Company	36,000	4,330,193
ComfortDelGro Corporation Limited	275,000	430,561

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Road & Rail (continued)
Container Corporation of India	13,018	$151,543
CSX Corporation	123,600	3,370,572
DSV AS	17,460	534,193
East Japan Railway Company	69,300	5,676,612
Evergreen International Storage & Transport Corporation	124,000	84,639
Firstgroup plc	137,119	256,531
Fukuyama Transporting Company Limited	37,000	221,440
Genesee & Wyoming Incorporated †	26,740	2,572,388
Go-Ahead Group plc	3,179	85,336
Hankyu Hanshin Holdings Incorporated	223,000	1,230,120
Hertz Global Holdings Incorporated †	233,000	5,652,580
Hitachi Transport System Limited	8,700	138,283
J.B. Hunt Transport Services Incorporated	56,914	4,279,364
Kansas City Southern	69,118	8,364,660
Keihin Electric Express Railway Company Limited	92,000	771,569
Keio Corporation	110,000	729,217
Keisei Electric Railway Company Limited	66,000	641,152
Kintetsu Corporation	329,000	1,153,146
Korea Express Company Limited †	2,016	174,874
Landstar System Incorporated	102,494	5,752,988
Maruzen Showa Unyu Company Limited	16,000	57,174
MTR Corporation Limited	250,208	973,057
Nagoya Railroad Company Limited	169,000	475,196
Nankai Electric Railway Company Limited	100,000	357,335
National Express Group plc	29,635	129,076
Nippon Express Company Limited	185,000	953,673
Nippon Konpo Unyu Soko Company Limited	12,800	222,821
Nishi-Nippon Railroad Company Limited	75,000	280,449
Norfolk Southern Corporation	38,100	3,340,989
Odakyu Electric Railway Company Limited	111,000	987,269
Old Dominion Freight Line Incorporated †	155,453	8,010,493
Ryder System Incorporated	37,136	2,593,578
Sagami Railway Company Limited	88,000	311,877
Sankyu Incorporated	56,000	211,589
SBS Transit Limited	1,684	1,785
SEINO Holdings Company Limited	34,000	388,714
Senko Company Limited	15,000	79,375
SMRT Corporation Limited	98,000	101,119
Stagecoach Group plc	49,321	295,144
Tobu Railway Company Limited	189,000	922,626
Tokyu Corporation	216,000	1,455,114
TransForce Incorporated	6,211	148,769
Transport International Holdings Limited	45,600	102,344
Union Pacific Corporation	104,900	16,997,996
West Japan Railway Company	34,800	1,522,128
		104,253,856

Trading Companies & Distributors : 0.86%
Adani Enterprises Limited	63,989	269,462
Air Lease Corporation	164,148	5,198,567
Applied Industrial Technologies Incorporated	91,100	4,407,418
Ashtead Group plc	48,201	548,718
Barloworld Limited	44,693	415,254
BayWa AG	313	16,213
Beacon Roofing Supply Incorporated †	107,100	3,981,978
Brenntag AG	4,811	854,222
Bunzl plc	31,676	719,640
China Daye Non-Ferrous Metal Mining Limited †	660,000	14,728
Daewoo International Corporation	7,912	290,822
Daiichi Jitsugyo Company Limited	10,000	42,958
Emeco Holdings Limited	72,033	13,125
Fastenal Company	66,624	3,100,015
Finning International Incorporated «	16,500	383,255
GATX Corporation	102,934	5,164,199

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Trading Companies & Distributors (continued)
Grafton Group plc	18,582	$189,334
Hanwa Company Limited	40,000	192,922
Inaba Denki Sangyo Company Limited	4,100	123,490
Inabata & Company Limited	8,900	96,799
Itochu Corporation	288,400	3,637,909
Iwatani International Corporation	49,000	270,774
Japan Pulp & Paper Company Limited	25,000	76,153
Kanamoto Company Limited	6,000	149,670
Kanematsu Corporation	81,000	125,741
Kloeckner & Company †	8,856	123,677
Kuroda Electric Company Limited	5,800	86,866
LG International Corporation	5,460	150,907
Marubeni Corporation	305,000	2,212,497
Misumi Group Incorporated	15,400	438,733
Mitsubishi Corporation	290,000	5,705,150
Mitsubishi Corporation ADR	33	1,299
Mitsui & Company Limited	315,700	4,373,720
Mitsui & Company Limited ADR	263	72,915
MRC Global Incorporated †	66,200	2,025,058
MSC Industrial Direct Company	32,225	2,476,491
Nagase & Company Limited	24,600	294,455
Nichiden Corporation	3,600	79,328
Noble Group Limited	918,576	808,754
Okaya & Company Limited	5,500	62,021
Onoken Company Limited	700	9,096
Paperlinx Limited †	60,182	2,467
Ramirent Oyj	11,459	148,665
Reece Australia Limited	12,985	366,729
Rexel SA	7,350	186,270
Russel Metals Incorporated «	4,649	124,443
Samsung Corporation	34,243	2,044,938
Seven Network Limited	22,953	151,398
SIG plc	78,253	275,254
SK Networks Company Limited	31,860	224,883
Sojitz Corporation	240,500	443,783
Sumitomo Corporation	219,400	2,713,984
Tat Hong Holdings Limited	7,000	4,964
Toromont Industries Limited	6,843	166,033
Toyota Tsusho Corporation	41,600	1,071,832
Travis Perkins plc	23,342	686,183
Trusco Nakayama Corporation	3,400	72,730
W.W. Grainger Incorporated	14,780	3,812,058
Wakita & Company Limited	7,000	83,105
Watsco Incorporated	59,095	5,670,756
WESCO International Incorporated †	97,024	8,342,124
Wolseley plc	27,016	1,457,927
Yamazen Corporation	18,000	110,539
Yuasa Trading Company Limited	38,000	78,282
		77,443,680

Transportation Infrastructure : 0.17%
Abertis Infraestructuras SA	38,086	809,728
Aeroports de Paris	3,323	365,658
Airports of Thailand PCL	53,200	310,651
Ansaldo STS SpA	5,958	64,509
Atlantia SpA	28,791	642,620
Auckland International Airport Limited	185,755	531,946
Bangkok Expressway PCL	48,400	54,263
BBA Aviation plc	37,408	200,220
Beijing Capital International Airport Company Limited Class H	316,000	246,192
Bintulu Port Holdings Bhd	6,400	14,992
China Merchants Holdings International Company Limited	265,537	986,432
Companhia de Concessoes Rodoviarias	204,620	1,616,043
Cosco Pacific Limited	403,792	604,179

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Transportation Infrastructure (continued)
Flughafen Wien AG	1,004	$80,377
Flughafen Zuerich AG	455	260,516
Fraport AG	3,869	284,772
Gemina SpA †	107,844	266,202
Groupe Eurotunnel SA	53,575	526,357
Hamburger Hafen Und Logistik AG	1,110	28,327
Hong Kong Aircraft Engineering Company Limited	10,000	135,438
Hopewell Highway Infrastructure Limited	167,500	81,885
Hutchison Port Holdings Trust	977,000	664,360
International Container Term Services Incorporated	175,300	408,066
Japan Airport Terminal Company Limited	13,800	308,538
Kamigumi Company Limited	48,000	432,551
Macquarie Atlas Roads Limited	53,146	127,341
Malaysia Airports Holdings Bhd	102,257	274,758
Mitsubishi Logistics Corporation	30,000	474,494
Mitsui-Soko Company Limited	20,000	97,437
Mundra Port & Special Economic Zone Limited	99,788	252,225
Nissin Corporation	18,000	50,964
Port of Tauranga Limited	9,453	103,206
PT Jasa Marga Tbk	395,500	168,614
Shenzhen International Holdings	1,997,500	252,501
SIA Engineering Company	42,000	162,974
Singapore Airport Terminal Services Limited	108,666	277,931
Societa Iniziative Autostradali e Servizi SpA	1,409	14,069
Sumitomo Warehouse Company Limited	29,000	168,182
Sydney Airport Holdings Limited	136,159	483,786
TAV Havalimanlari Holding AS	40,981	305,465
Transurban Group	259,940	1,660,096
Veripos Incorporated	2,340	13,930
Westshore Terminals Investment Corporation	8,100	262,424
Zhejiang Expressway Company Limited	338,000	314,778
		15,389,997

Information Technology : 14.43%
Communications Equipment : 1.16%
AAC Technologies Holdings Incorporated	157,000	708,790
ADTRAN Incorporated	140,300	3,602,904
Aiphone Company Limited	2,600	41,250
Alcatel SA «†	273,639	1,157,966
ARRIS Group Incorporated †	260,100	5,337,252
Aruba Networks Incorporated †	214,600	3,828,464
Blackberry Limited †	42,015	266,624
Brocade Communications Systems Incorporated †	288,736	2,537,989
BYD Electronic International Company Limited †	64,000	31,205
China Wireless Technologies Limited	296,000	92,397
Ciena Corporation †	223,380	4,961,270
Cisco Systems Incorporated	702,849	14,935,541
Comba Telecom Systems Holdings Limited †	120,212	41,401
D-Link Corporation	73,749	43,237
Denki Kogyo Company Limited	13,000	88,846
EVS Broadcast Equipment SA	552	30,933
F5 Networks Incorporated †	48,838	4,017,414
Finisar Corporation †	209,100	4,326,279
Harris Corporation	70,300	4,535,053
Hitachi Kokusai Electric Incorporated	9,000	117,569
HTC Corporation	165,691	845,419
Icom Incorporated	2,000	46,454
InterDigital Incorporated	81,632	2,766,508
Japan Radio Company Limited †	2,000	7,342
Nokia Oyj †	354,521	2,870,436
Palo Alto Networks Incorporated †	27,800	1,388,610
Plantronics Incorporated	96,800	4,329,864
Polycom Incorporated †	323,190	3,474,293

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Communications Equipment (continued)
QUALCOMM Incorporated	387,797	$28,534,103
Spirent plc	75,771	134,440
Telefonaktiebolaget LM Ericsson Class A	3,200	37,950
Telefonaktiebolaget LM Ericsson Class B	289,375	3,606,125
Viasat Incorporated †	90,200	5,427,334
VTech Holdings Limited	27,900	372,833
Zinwell Corporation	23,446	25,273
		104,569,368

Computers & Peripherals : 2.07%
3D Systems Corporation †	58,900	4,426,924
Acer Incorporated †	625,517	339,243
Advantech Company Limited	61,701	381,540
Apple Incorporated	205,388	114,210,105
ASUSTeK Computer Incorporated	161,601	1,422,486
BenQ Corporation †	171,392	38,455
Catcher Technology Company Limited	156,614	952,576
Chicony Electronics Company Limited	115,384	288,518
Clevo Company	125,978	269,460
CMC Magnetics Corporation †	511,000	82,536
Compal Electronic Incorporated	929,754	702,169
Diebold Incorporated	138,836	4,738,473
Eizo Nanao Corporation	3,500	91,887
Elitegroup Computer Systems	27,076	13,586
Foxconn Technology Company Limited	258,846	614,009
Gemalto NV «	6,728	759,716
Gigabyte Technology Company Limited	100,000	124,856
Hewlett-Packard Company	252,415	6,903,550
Inventec Company Limited	871,583	733,338
Jess Link Products Company Limited	37,143	32,569
Lenovo Group Limited	1,428,000	1,692,753
Lexmark International Incorporated	138,800	4,909,356
Lite-On Technology Corporation	527,884	857,094
Logitech International SA	18,355	209,581
Melco Holdings Incorporated	2,000	24,760
Micro-Star International Company Limited	112,218	80,768
Mitac Holdings Corporation	183,065	154,956
NEC Corporation	457,149	1,008,696
NetApp Incorporated	78,581	3,241,466
Pegatron Corporation	375,150	466,497
Quanta Computer Incorporated	713,766	1,589,416
Ritek Corporation †	272,159	44,419
SanDisk Corporation	140,800	9,595,520
Seagate Technology plc	204,707	10,038,746
Seiko Epson Corporation	26,800	647,857
Synaptics Incorporated «†	66,200	3,343,762
TPV Technology Limited	122,000	26,123
Wacom Company Limited	32,000	224,008
Western Digital Corporation	136,500	10,242,960
Wincor Nixdorf AG	2,644	181,066
Wistron Corporation	522,548	468,799
		186,174,599

Electronic Equipment, Instruments & Components : 1.39%
ALPS Electric Company Limited †	34,900	377,196
Amano Corporation	12,600	122,402
Amphenol Corporation Class A	99,734	8,477,390
Anixter International Incorporated †	59,341	5,245,744
Anritsu Corporation	23,000	273,283
Arisawa Manufacturing Company Limited	3,400	19,154
Arrow Electronics Incorporated †	67,114	3,445,633
AU Optronics Corporation †	1,793,319	559,314

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet Incorporated	87,938	$3,508,726
Benchmark Electronics Incorporated †	127,204	2,923,148
Calcomp Electronics PCL	243,600	20,483
Canon Electronics Incorporated	3,800	70,602
Celestica Incorporated †	22,738	230,356
Cheng Uei Precision Industry Company Limited	71,855	143,496
Chroma ATE Incorporated	84,624	171,570
Chunghwa Picture Tubes Limited †	608,075	31,643
Citizen Holdings Company Limited	63,500	487,913
CMK Corporation	4,800	13,075
Cognex Corporation	176,000	5,799,200
Corning Incorporated	178,400	3,047,072
Daishinku Corporation	6,000	22,612
Daiwabo Company Limited	29,000	56,910
Delta Electronics Incorporated	403,531	2,154,420
Delta Electronics Thailand PCL	22,600	33,080
Digital China Holdings Limited	160,000	186,775
Electrocomponents plc	44,350	212,042
Enplas Corporation	2,000	131,804
ESPEC Corporation	3,600	28,470
Everlight Electronics Company Limited	83,210	155,488
Evertz Technologies Limited	1,640	27,393
FEI Company	84,900	7,730,145
FIH Mobile Limited †	528,000	264,931
FUJIFILM Holdings Corporation	93,000	2,539,624
Hakuto Company Limited	4,800	47,145
Halma plc	39,753	381,948
Hamamatsu Photonics	14,100	556,153
Hana Microelectronics PCL	194,800	132,860
Hannstar Display Corporation †	806,481	299,767
Hexagon AB	23,900	734,930
Hi Sun Technology China Limited †	309,000	79,316
Hioki EE Corporation	900	12,223
Hirose Electric Company Limited	5,500	840,908
Hitachi High Technologies Corporation	12,500	292,409
Hitachi Limited	848,000	6,250,818
Hon Hai Precision Industry Company Limited	2,528,598	6,664,548
Horiba Limited	8,200	292,214
Hosiden Corporation	12,200	65,988
Hoya Corporation	76,300	2,064,216
Ibiden Company Limited	27,700	474,084
Ingenico SA «	5,328	398,312
Ingram Micro Incorporated Class A †	106,173	2,488,695
Innolux Display Corporation †	1,542,746	583,860
IPG Photonics Corporation «	23,100	1,675,212
Japan Aviation Electronics Industry Limited	13,000	146,087
Japan Cash Machine Company Limited	2,900	64,243
Ju Teng International Holdings Limited	76,000	50,976
Kaga Electronics Company Limited	3,800	41,627
Keyence Corporation	7,900	3,173,883
Kingboard Chemicals Holdings Limited	148,140	397,453
Kingboard Laminates Holdings Limited	121,000	52,441
KOA Corporation	3,700	37,713
Kudelski SA	2,324	35,381
Kyocera Corporation	72,800	3,852,341
Kyocera Corporation ADR	60	3,176
Laird Group plc	37,748	161,570
Largan Precision Company Limited	21,244	757,330
LG Display Company Limited †	52,370	1,207,435
LG Innotek Company Limited †	2,021	154,110
Littelfuse Incorporated	42,851	3,725,894
MARUWA Company Limited	1,500	45,179
Mitsumi Electric Company Limited †	16,600	149,915
Molex Incorporated	88,891	3,434,748
Muramoto Electron (Thailand) PCL	300	1,355

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Murata Manufacturing Company Limited	37,200	$3,199,727
Nan Ya Printed Circuit Board Corporation †	26,197	32,133
Nichicon Corporation	13,600	128,929
Nidec Copal Electronics Corporation	7,000	40,527
Nihon Dempa Kogyo Company Limited	3,200	27,587
Nippon Chemi-Con Corporation †	17,000	63,402
Nippon Electric Glass Company Limited	80,000	430,364
Oki Electric Industry Company Limited †	138,000	320,664
OMRON Corporation	39,804	1,638,017
Optex Company Limited	2,730	45,418
Osaki Electric Company Limited	5,000	26,654
Pan-International Industrial	59,767	46,652
Premier Farnell plc	32,868	119,432
Ryosan Company Limited	6,500	134,474
Ryoyo Electro Corporation	3,900	41,999
Samart Corporation PCL	379,400	210,318
Samsung Electro-Mechanics Company Limited	13,434	1,038,365
Samsung SDI Company Limited	8,549	1,417,698
Sanshin Electronics Company Limited	5,100	35,851
Shimadzu Corporation	52,000	483,320
Sintek Photronic Corporation †	188,000	57,364
SMK Corporation	11,000	59,282
Spectris plc	9,963	396,760
Star Micronics Company Limited	6,100	70,871
Synnex Technology International Corporation	261,462	392,714
Taiyo Yuden Company Limited	21,700	277,963
Tamura Corporation	16,000	41,709
TDK Corporation	22,700	1,059,370
TE Connectivity Limited	50,409	2,657,562
Tech Data Corporation †	85,500	4,432,320
Teikoky Tsushin Kogyo Company	2,000	3,437
TOKO Incorporated †	14,000	47,293
Topcon Corporation	11,400	173,407
Toyo Corporation	3,700	40,062
TPK Holding Company Limited	58,033	324,541
Trimble Navigation Limited †	160,018	5,104,574
Tripod Technology Corporation	120,261	207,248
Truly International	250,000	146,402
Unimicron Technology Corporation	312,402	231,710
Universal Display Corporation «†	79,300	2,863,523
Venture Corporation Limited	49,000	293,988
Vishay Intertechnology Incorporated †	289,554	3,743,933
Vishay Precision Group †	200	3,400
Wasion Group Holdings Limited	28,000	17,517
Wintek Corporation †	398,484	122,936
WPG Holdings Company Limited	352,227	401,097
Yageo Corporation	410,900	141,623
Yamatake Corporation	13,400	305,744
Yaskawa Electric Corporation	48,000	642,968
Yokogawa Electric Corporation	41,400	626,507
Yokowo Company Limited	3,200	15,684
Young Fast Optoelectronics Company Limited	13,071	11,550
Zhen Ding Technology Holding	78,750	189,730
		124,925,877

Internet Software & Services : 1.98%
Access Company Limited †	3,200	23,088
Akamai Technologies Incorporated †	111,648	4,992,899
AOL Incorporated	174,585	7,782,999
Baidu.com Incorporated ADR †	54,988	9,159,351
Carsales.com Limited	34,330	304,319
CoStar Group Incorporated †	18,200	3,389,568
Daum Communications Corporation	2,430	194,942
Dena Company Limited «	19,400	376,920

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Internet Software & Services (continued)
eBay Incorporated †	263,408	$13,307,372
Equinix Incorporated †	30,772	4,945,060
Facebook Incorporated Class A †	368,909	17,342,412
Google Incorporated Class A †	63,242	67,010,591
Gourmet Navigator Incorporated	1,800	44,321
Gree Incorporated «	21,300	194,440
Internet Initiative Japan Incorporated	4,200	124,042
Kakaku.com Incorporated	25,200	461,067
LinkedIn Corporation Class A †	20,887	4,679,315
Mixi Incorporated	400	13,180
NetEase.com Incorporated ADR	12,292	882,689
NHN Corporation	7,769	5,079,985
OpenTable Incorporated †	44,600	3,727,222
Pandora Media Incorporated †	86,300	2,450,920
Rackspace Hosting Incorporated †	76,104	2,907,934
Telecity Group plc	21,802	250,691
Tencent Holdings Limited	252,100	14,581,032
United Internet AG	13,768	552,979
VeriSign Incorporated †	84,600	4,810,356
Yahoo Japan Corporation	255,200	1,230,840
Yahoo! Incorporated †	214,500	7,932,210
		178,752,744

IT Services : 2.40%
Alliance Data Systems Corporation †	30,580	7,408,311
Amadeus IT Holding SA	39,511	1,479,571
Amdocs Limited	103,794	4,199,505
Atos Origin SA	4,734	400,660
Broadridge Financial Solutions Incorporated	77,513	2,957,121
CACI International Incorporated Class A †	52,000	3,732,040
Cap Gemini SA	14,926	973,295
CGI Group Incorporated †	24,400	901,015
Cielo SA	76,036	2,201,890
Cognizant Technology Solutions Corporation Class A †	70,187	6,589,857
Computershare Limited	92,818	920,878
Convergys Corporation	233,477	4,790,948
Digital Garage Incorporated	7,000	168,191
DST Systems Incorporated	19,400	1,713,020
Fidelity National Information Services Incorporated	188,100	9,532,908
Fiserv Incorporated †	81,514	8,957,573
FleetCor Technologies Incorporated †	45,400	5,528,812
Fujitsu Limited †	378,000	1,760,371
Gartner Incorporated †	58,100	3,756,165
Genpact Limited †	70,100	1,254,790
HCL Technologies Limited	34,660	602,349
Henry Jack & Associates Incorporated	53,700	3,048,549
Indra Sistemas SA	6,012	91,719
Ines Corporation	2,500	15,914
Infosys Technologies Limited	105,654	5,671,653
Infosys Technologies Limited ADR	2,757	148,933
International Business Machines Corporation	232,846	41,837,769
Iress Market Technology Limited	16,055	143,636
IT Holdings Corporation	15,406	233,440
Itochu Techno-Science Corporation	5,100	194,689
Leidos Holdings Incorporated	45,587	2,216,896
Lender Processing Services Incorporated	198,100	6,955,291
MasterCard Incorporated Class A	23,490	17,871,427
Maximus Incorporated	150,300	6,838,650
Mphasis Limited	22,655	144,816
NEC Fielding Limited	6,200	70,217
NEC Networks & System Integration Corporation	5,800	141,454
Net One Systems Company Limited «	12,000	72,756
NeuStar Incorporated Class A †	40,100	1,954,875
Nihon Unisys Limited	9,400	80,762

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
IT Services (continued)
Nomura Research Institute Limited	23,800	$780,747
NS Solutions Corporation	2,600	59,476
NTT Data Corporation	24,800	892,243
OBIC Company Limited	11,700	343,261
Otsuka Corporation	3,200	408,963
Paychex Incorporated	38,800	1,696,724
Science Applications International Corporation	26,049	959,906
SK C&C Company Limited	4,840	619,692
SMS Management & Technology Limited	7,620	28,810
Sumisho Computer Systems	9,400	236,686
Tata Consultancy Services Limited	114,194	3,662,742
Tech Mahindra Limited	22,425	609,178
Teradata Corporation †	101,701	4,641,634
TietoEnator Oyj	8,394	180,742
TKC AS	2,200	36,815
Total System Services Incorporated	103,150	3,202,808
Transcosmos Incorporated	4,400	83,253
Visa Incorporated	116,711	23,746,020
Western Union Company	357,400	5,957,858
Wex Incorporated †	85,382	8,475,017
Wipro Limited	133,741	1,007,605
Wipro Limited ADR «	13,142	153,367
Wirecard AG	9,255	346,321
		215,692,584

Office Electronics : 0.27%
Brother Industries Limited	49,100	622,708
Canon Incorporated	201,200	6,698,482
Canon Incorporated ADR	7	233
Konica Minolta Holdings Incorporated	102,000	1,028,714
Neopost SA «	3,201	249,999
Ricoh Company Limited	130,565	1,497,817
Riso Kagaku Corporation	3,700	80,557
Toshiba TEC Corporation	25,000	158,653
Xerox Corporation	754,539	8,586,654
Zebra Technologies Corporation Class A †	112,100	5,811,264
		24,735,081

Semiconductors & Semiconductor Equipment : 2.80%
Advanced Micro Devices Incorporated «†	1,388,600	5,054,504
Advanced Semiconductor Engineering Incorporated	1,286,821	1,278,385
Advantest Corporation	33,400	429,790
Aixtron AG †	8,010	111,210
Alicorp	61,000	62,043
Altera Corporation	200,200	6,456,450
Analog Devices Incorporated	197,700	9,533,094
Applied Materials Incorporated	143,900	2,489,470
ARM Holdings plc	132,795	2,212,714
ASM International NV	4,894	165,548
ASM Pacific Technology	31,700	262,305
ASML Holding NV	43,275	4,049,980
Avago Technologies Limited	160,100	7,161,273
Axell Corporation	1,400	24,685
Cavium Incorporated †	112,961	4,089,188
Cirrus Logic Incorporated «†	127,300	2,568,914
Cree Incorporated †	74,763	4,171,775
CSR plc	15,839	130,145
Cypress Semiconductor Corporation	301,800	2,924,442
Dainippon Screen Manufacturing Company Limited †	45,000	243,837
Dialog Semiconductor plc †	8,213	155,199
Disco Corporation	5,400	370,632
Elan Microelectronics Corporation	82,000	120,808

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Epistar Corporation	213,210	$368,870
Fairchild Semiconductor International Incorporated †	291,282	3,708,020
Faraday Technology Corporation	23,527	27,228
Ferrotec Corporation	3,100	16,374
First Solar Incorporated †	46,000	2,751,720
Formosa Sumco Technology Corporation	12,600	12,241
GCL-Poly Energy Holdings Limited †	1,559,000	510,775
Gintech Energy Corporation †	66,008	70,594
Global Unichip Corporation	4,386	11,190
Hittite Microwave Corporation †	68,800	4,350,224
Hynix Semiconductor Incorporated †	129,247	4,323,296
Imagination Technologies Group plc †	20,088	81,740
Infineon Technologies AG	102,520	1,040,372
Inotera Memories Incorporated †	415,888	296,521
Integrated Device Technology Incorporated †	330,782	3,281,357
Intel Corporation	652,934	15,565,947
International Rectifier Corporation †	158,600	3,796,884
King Yuan Electronics Company Limited	341,063	218,394
Kinsus Interconnect Technology Corporation	53,582	184,678
KLA-Tencor Corporation	106,400	6,795,768
Kontron AG	3,147	24,061
Lam Research Corporation †	106,400	5,544,504
Linear Technology Corporation	156,100	6,642,055
Macronix International †	849,267	191,698
Marvell Technology Group Limited	263,600	3,751,028
Maxim Integrated Products Incorporated	194,800	5,547,904
MediaTek Incorporated	284,775	4,195,509
Megachips Corporation	3,200	47,082
Mellanox Technologies Limited «†	2,821	109,850
Microchip Technology Incorporated	126,500	5,476,185
Micronics Japan Company Limited	600	6,953
Microsemi Corporation †	206,800	5,052,124
Mimasu Semiconductor Industry Company Limited	600	5,337
Mitsui High-Tec Incorporated	6,300	44,778
MStar Semiconductor Incorporated	74,000	828,918
Nanya Technology Corporation †	1,805,367	247,678
Novatek Microelectronics Corporation Limited	119,790	483,710
NVIDIA Corporation	375,900	5,864,040
ON Semiconductor Corporation †	317,100	2,248,239
PMC-Sierra Incorporated †	443,233	2,659,398
Powertech Technology Incorporated	181,914	281,225
PV Crystalox Solar plc	3,180	742
Radiant Opto-Electronics Corporation	114,735	409,020
Realtek Semiconductor Corporation	99,440	240,922
REC Solar ASA †	635	8,751
Renesas Electronics Corporation †	21,100	136,581
Renewable Energy Corporation ASA †	36,875	14,699
RF Micro Devices Incorporated †	641,323	3,386,185
Richtek Technology Corporation	29,166	135,511
Rohm Company Limited	18,900	821,137
Samsung Electronics Company Limited	29,363	41,451,689
Sanken Electric Company Limited	24,000	150,901
Semiconductor Manufacturing International Corporation †	3,332,000	275,065
Semtech Corporation †	148,500	4,413,420
Seoul Semiconductor Company Limited	9,698	383,045
Shindengen Electric Manufacturing Company Limited	9,000	54,567
Shinkawa Limited	2,200	13,811
Shinko Electric Industries	12,800	106,974
Silex Systems Limited †	14,168	29,430
Silicon Laboratories Incorporated †	76,465	2,985,958
Siliconware Precision Industries Company	700,471	828,428
Sino-Tech International Holdings Limited †	2,700,000	13,582
Skyworks Solutions Incorporated †	116,900	3,108,371
Soitec SA «†	19,335	38,612
Solarworld AG †	3,922	3,996

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
STMicroelectronics NV	66,138	$522,020
Sumco Corporation	21,800	211,562
SunEdison Incorporated †	554,200	7,043,882
Taiwan Semiconductor Manufacturing Company Limited	4,166,298	14,782,094
Teradyne Incorporated †	444,708	7,573,377
Texas Instruments Incorporated	144,600	6,217,800
Tokyo Electron Limited	31,700	1,717,696
Tokyo Seimitsu Company Limited	7,800	160,074
Transcend Information Incorporated	68,130	202,820
ULVAC Incorporated †	9,400	127,199
United Microelectronics Corporation	2,665,301	1,107,765
Veeco Instruments Incorporated †	77,100	2,484,162
VIA Technologies Incorporated †	75,485	74,990
Windbond Electronics Corporation †	630,000	155,616
		252,123,314

Software : 2.36%
ACI Worldwide Incorporated †	86,200	5,562,486
Activision Blizzard Incorporated	57,100	982,691
Ansys Incorporated †	57,945	4,964,148
Aspen Technology Incorporated †	206,219	8,151,837
Asseco Poland SA	17,110	282,559
Autodesk Incorporated †	138,998	6,289,660
AVEVA Group plc	4,997	182,639
CA Incorporated	212,500	7,012,500
Capcom Company Limited	7,500	144,984
China Mobile Games ADR †	293	5,327
Citrix Systems Incorporated †	117,400	6,964,168
CommVault Systems Incorporated †	95,100	7,118,235
Compuware Corporation	497,900	5,471,921
Concur Technologies Incorporated †	29,320	2,846,679
Dassault Systemes SA	6,243	716,400
DTS Corporation	4,200	76,722
FactSet Research Systems Incorporated «	25,141	2,840,933
Fair Isaac Corporation	69,800	4,118,898
Financial Technologies Limited	3,146	8,428
Fortinet Incorporated †	85,100	1,455,210
Fuji Soft Incorporated	4,700	102,604
Guidewire Software Incorporated †	143,744	6,860,901
I-Flex Solutions Limited †	4,122	204,385
Informatica Corporation †	67,438	2,617,269
Intuit Incorporated	68,742	5,102,719
Kingdee International Software Group Company Limited †	408,000	118,411
Konami Corporation	20,000	519,990
Micro Focus International plc	14,891	199,254
Micros Systems Incorporated †	47,729	2,564,002
Microsoft Corporation	996,871	38,010,691
NCsoft Corporation	3,519	789,722
Neowiz Games Corporation †	3,490	54,578
NetSuite Incorporated †	18,800	1,806,304
Nexon Company Limited	26,600	247,756
NHN Entertainment Corporation †	3,574	322,852
Nice Systems Limited	6,731	263,242
Nintendo Company Limited	21,600	2,768,933
Nippon System Development Company Limited	7,300	86,453
OBIC Business Consultants Limited	1,700	56,017
Open Text Corporation	5,600	479,382
Oracle Corporation (Japan)	5,800	228,772
Progress Software Corporation †	109,200	2,876,328
Qlik Technologies Incorporated †	191,600	4,805,328
Red Hat Incorporated †	118,052	5,530,736
Rovi Corporation †	241,089	4,436,038
Royalblue Group plc	2,334	80,723
Salesforce.com Incorporated †	126,368	6,582,509

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Software (continued)
SAP AG	84,470	$6,994,165
ServiceNow Incorporated †	62,300	3,308,753
Software AG	6,805	260,420
SolarWinds Incorporated †	135,700	4,537,808
Solera Holdings Incorporated	42,860	2,860,905
Splunk Incorporated †	49,900	3,600,784
Square Enix Company Limited	12,400	212,347
SS&C Technologies Holdings †	127,500	5,496,525
Symantec Corporation	82,300	1,850,927
Take-Two Interactive Software Incorporated †	208,240	3,406,806
Tecmo Koei Holdings Company Limited	8,000	99,897
Temenos Group AG	5,073	134,317
The Sage Group plc	119,600	682,033
TIBCO Software Incorporated †	95,100	2,298,567
TiVo Incorporated †	284,067	3,644,580
Trend Micro Incorporated	20,400	798,672
Tyler Technologies Incorporated †	56,024	5,748,623
Ubisoft Entertainment †	8,390	110,445
Ultimate Software Group Incorporated †	62,800	9,840,132
VMware Incorporated †	21,511	1,734,432
Workday Incorporated Class A †	19,200	1,581,120
		212,114,582

Materials : 5.71%
Chemicals : 2.69%
Achilles Corporation	37,000	53,464
Adeka Corporation	19,600	217,959
Agrium Incorporated	14,300	1,289,841
Air Liquide SA	29,584	4,123,480
Air Products & Chemicals Incorporated	25,100	2,731,633
Air Water Incorporated	36,000	503,666
Airgas Incorporated	41,205	4,476,099
Akzo Nobel NV	23,471	1,767,405
Alent plc	23,880	132,113
Alexandria Mineral Oils Company	1,424	12,790
Arkema SA	5,927	677,400
Asahi Kasei Corporation	234,000	1,845,956
Asahi Organic Chemicals Industry Company Limited	3,000	6,385
Asian Paints Limited	59,910	482,856
BASF SE	83,164	8,880,094
Batu Kawan Bhd	35,500	215,445
C Uyemura & Company Limited	1,300	55,782
Cabot Corporation	134,700	6,573,360
Castrol India Limited	27,072	132,479
Celanese Corporation Class A	102,400	5,747,712
Cheil Industries Incorporated	10,629	914,960
Chemtura Corporation †	216,337	5,711,297
China BlueChemical Limited	380,000	257,822
China Petrochemical Development Corporation	458,261	216,789
China Steel Chemical Corporation	35,000	198,098
Christian Hansen Holding AS	8,826	323,558
Chugoku Marine Paints Limited	12,000	68,421
Ciech SA †	645	6,440
Clariant AG	25,999	455,474
Coromandel International Limited	25,974	98,197
Croda International plc	12,671	481,995
Cytec Industries Incorporated	80,275	7,183,007
Daicel Chemical Industries Limited	64,000	507,376
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	63,852
Dainippon Ink & Chemicals Incorporated	166,000	513,761
Daiso Company Limited	20,000	58,579
DC Chemical Company Limited	3,889	644,921
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	393,420

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
DuluxGroup Limited	58,561	$292,902
E.I. du Pont de Nemours & Company	122,391	7,512,360
Earth Chemical Company Limited	2,900	103,910
Ecolab Incorporated	62,038	6,648,612
EMS-Chemie Holdings AG	754	266,181
Eternal Chemical Company Limited	140,817	124,667
Filtrona plc	22,982	308,459
FMC Corporation	85,026	6,194,994
Formosa Chemicals & Fibre Corporation	869,495	2,450,358
Formosa Plastics Corporation	1,102,709	2,898,924
Frutarom Industries Limited	1,818	34,002
Fufeng Group Limited	79,200	30,137
Fujimi Incorporated	3,600	45,340
Givaudan SA	717	1,011,686
Hanwha Chem Corporation	19,613	406,790
Hanwha Corporation (Korea)	11,460	429,357
Hitachi Chemical Company Limited	19,400	295,475
Honam Petrochemical Corporation	3,390	701,512
Huabao International Holdings Limited	412,000	217,355
Huntsman Corporation	123,800	2,838,734
Hyosung Corporation	5,120	348,816
Incitec Pivot Limited	285,304	673,209
Indorama Ventures PCL	398,233	290,210
Ishihara Sangyo Kaisha Limited †	110,000	107,396
Israel Chemicals Limited	39,013	332,388
Johnson Matthey plc	19,624	1,018,222
JSR Corporation	36,800	676,538
K&S AG	16,172	452,355
KANEKA Corporation	60,000	369,051
Kansai Paint Company Limited	52,000	736,148
Kanto Denka Kogyo Company Limited †	6,000	15,055
Kemira Oyj	9,572	153,832
Kolon Industries Incorporated	3,691	189,380
Koninklijke DSM NV	18,249	1,432,191
Korea Kumho Petrochemical Company	2,618	249,852
Kuraray Company Limited	67,000	832,717
Kureha Corporation	28,000	122,743
LANXESS AG	8,492	561,764
Lee Chang Yung Chemical Industry Corporation	130,692	156,332
LG Chem Limited	10,382	2,849,826
Linde AG	17,717	3,617,502
Lintec Corporation	9,300	170,791
LyondellBasell Industries NV Class A	59,400	4,584,492
Methanex Corporation «	12,000	737,219
Mexichem SAB de CV	177,979	758,848
Minerals Technologies Incorporated	69,684	4,139,230
Mitsubishi Chemical Holdings Corporation	264,500	1,229,212
Mitsubishi Gas Chemical Company Incorporated	85,000	665,560
Mitsui Chemicals Incorporated	193,000	471,076
Monsanto Company	120,508	13,657,172
Nan Ya Plastics Corporation	1,369,125	2,997,881
NewMarket Corporation	23,458	7,599,219
Nihon Nohyaku Company Limited	10,000	128,191
Nihon Parkerizing Company Limited	13,000	267,298
Nippon Chemical Industrial Company Limited †	4,000	5,624
Nippon Kayaku Company Limited	35,000	491,726
Nippon Paint Company Limited	43,000	696,900
Nippon Shokubai Company Limited	32,000	373,659
Nippon Soda Company Limited	28,000	180,971
Nippon Synthetic Chemical Industry Company Limited	7,000	63,559
Nippon Valqua Industries Limited	4,000	10,818
Nissan Chemical Industries Limited	33,000	517,754
Nitto Denko Corporation	29,000	1,475,128
NOF Corporation	39,000	267,298
Nufarm Limited	40,685	181,253

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Nuplex Industries Limited	34,891	$93,672
OCI Materials Company Limited	682	20,976
Okamoto Industries Incorporated	14,000	43,739
Olin Corporation	176,000	4,370,080
Orica Limited	63,726	1,345,774
Oriental Union Chemical Corporation	186,626	201,799
Petkim Petrokimya Holding SA †	82,074	124,385
Petronas Chemicals Group Bhd	416,600	872,495
PolyOne Corporation	213,800	6,939,948
Potash Corporation of Saskatchewan	82,800	2,624,871
PPG Industries Incorporated	33,200	6,110,792
Praxair Incorporated	66,702	8,421,795
PTT Global Chemical PCL	356,623	846,855
RPM International Incorporated	91,018	3,604,313
Sakai Chemical Industry Company Limited	33,000	103,744
Samsung Fine Chemicals Company	4,271	189,679
Sanyo Chemical Industries Limited	13,000	84,657
Scotts Miracle-Gro Company	85,592	5,013,979
Sensient Technologies Corporation	99,490	4,888,939
Sherwin-Williams Company	19,700	3,605,691
Shikoku Chemicals Corporation	9,000	70,823
Shin-Etsu Chemical Company Limited	74,400	4,300,200
Shin-Etsu Polymer Company Limited	3,100	11,229
Showa Denko KK «	267,000	414,479
Sidi Kerir Petrochemcials Company	9,866	24,652
Sigma-Aldrich Corporation	74,944	6,463,171
Sika AG	92	302,150
Sinochem Hong Kong Holding Limited	212,000	36,370
SK Chemicals Company Limited	3,812	191,627
SKC Company Limited	4,380	136,371
Solvay SA	6,042	920,123
Stella Chemifa Corporation	600	9,800
Sumida Electric	3,100	98,970
Sumitomo Bakelite Company Limited	36,000	128,640
Sumitomo Chemical Company Limited	290,000	1,166,512
Symrise AG	9,598	425,068
Syngenta AG	8,855	3,477,721
Synthos SA	150,781	263,084
T. HASEGAWA Company Limited	4,600	64,672
Taiwan Fertilizer Company Limited	147,000	342,738
Taiyo Nippon Sanso Corporation	61,000	404,384
Takasago International Corporation	13,000	75,011
Tata Chemicals Limited	12,736	56,638
Teijin Limited	177,000	387,093
Tenma Corporation	1,000	12,663
Tessenderlo Chemie NV	1,000	24,073
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Dow Chemical Company	160,344	6,263,037
The Israel Corporation Limited †	200	102,796
Tikkurila Oyj	1,325	37,170
Toagosei Company Limited	51,000	227,552
Tokai Carbon Company Limited	40,000	135,514
Tokuyama Corporation	66,000	260,327
Tokyo Ohka Kogyo Company Limited	9,000	181,977
Toray Industries Incorporated	286,000	2,021,616
Tosoh Corporation	116,000	520,967
Toyo Ink Manufacturing Company Limited	45,000	232,414
Toyobo Company Limited	171,000	315,538
TSRC Corporation	170,830	254,565
UBE Industries Limited Japan	191,000	399,063
Umicore SA	12,219	546,207
United Phosphorus Limited	60,189	160,947
Uralkali Sponsored GDR	89,041	2,220,362
USI Corporation	140,300	96,950
Valspar Corporation	50,300	3,551,683

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
Victrex plc	9,279	$246,195
W.R. Grace & Company †	49,235	4,728,037
Wacker Chemie AG	1,172	124,969
Westlake Chemical Corporation	12,500	1,407,250
Yara International ASA	16,864	735,209
Yingde Gases Group Company	281,000	300,839
Yushiro Chemical Industry Company Limited	600	5,407
Zeon Corporation	41,000	459,136
		242,544,219

Construction Materials : 0.44%
Adelaide Brighton Limited	79,668	275,084
Ambuja Cements Limited	128,437	380,954
Anhui Conch Cement Company Limited	294,000	1,147,156
Asia Cement Corporation	534,371	709,630
Associated Cement Companies Limited	9,386	164,709
Boral Limited	149,089	654,688
Brickworks Limited	11,048	138,398
Buzzi Unicem SpA	3,462	59,353
Cemex SAB de CV †	2,743,917	3,010,646
China National Building Material Company Limited	680,000	760,463
China Resources Cement Holdings Limited	336,369	240,801
Ciments Francais SA	116	8,590
CRH plc	72,398	1,835,261
Eagle Materials Incorporated	103,500	8,073,000
Fletcher Building Limited—Australia Exchange	8,657	64,673
Fletcher Building Limited—New Zealand Exchange	120,402	894,311
Goldsun Development & Construction Company Limited	424,675	174,353
Grasim Industries Limited	1,616	68,771
Grasim Industries Limited GDR	2,371	100,901
Heidelbergcement AG	13,467	1,053,239
Holcim Limited	21,927	1,590,491
Imerys SA	3,080	248,959
India Cements Limited	26,354	25,367
Italcementi SpA	3,427	29,703
Italcementi SpA RSP	2,435	11,545
Italmobiliare SpA †	261	5,070
James Hardie Industries NV	75,959	867,798
Lafarge Malayan Cement Bhd	55,470	169,181
Lafarge SA	17,831	1,265,916
Martin Marietta Materials Incorporated	28,789	2,779,866
Nuh Cimento Sanayi AS	7,805	41,942
PPC Limited	145,890	447,638
PT Indocement Tunggal Prakarsa Tbk	408,500	643,697
PT Semen Gresik Persero Tbk	663,500	709,952
RHI AG	2,303	82,345
SA Des Ciments Vicat	887	66,021
Shree Cement Limited	2,671	186,829
Siam Cement PCL—Non-voting	36,100	442,959
Siam Cement PCL—Foreign Registration	31,300	391,859
Siam City Cement PCL	10,000	122,080
Suez Cement Company	4,510	16,084
Sumitomo Osaka Cement Company Limited	74,000	286,102
Taiheiyo Cement Corporation	234,000	945,824
Taiwan Cement Corporation	668,746	1,058,686
TCC International Holdings Limited	121,000	59,309
Texas Industries Incorporated †	40,712	2,366,181
Titan Cement Company SA †	5,264	157,325
Ultra Tech Cement Limited	13,699	418,226
Ultratech Cement Limited GDR	1,352	41,276
Vulcan Materials Company	81,000	4,565,970
		39,859,182

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Containers & Packaging : 0.40%
Amcor Limited	238,838	$2,402,230
AMVIG Holdings Limited	144,000	67,796
AptarGroup Incorporated	146,782	9,529,087
Avery Dennison Corporation	63,900	3,124,710
Bemis Company Incorporated	66,014	2,576,526
Cascades Incorporated	2,512	15,231
CCL Industries Incorporated	1,924	157,184
DS Smith plc	99,241	496,247
FP Corporation	3,300	242,285
Fuji Seal International Incorporated	4,300	139,590
Huhtamaki Oyj	10,786	269,904
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	75,394
MeadWestvaco Corporation	112,700	3,956,897
Nampak Limited	117,445	451,889
Nihon Yamamura Glass Company Limited	9,000	16,080
Owens-Illinois Incorporated †	106,400	3,511,200
Qualipak International Holdings Limited †	7,681	763
Rengo Company Limited	50,000	268,977
Rexam plc	75,461	617,079
Rock-Tenn Company Class A	45,100	4,258,342
Smurfit Kappa Group plc	16,584	394,264
Sonoco Products Company	64,839	2,597,450
Toyo Seikan Kaisha Limited	32,700	688,959
		35,858,084

Metals & Mining : 1.96%
Acerinox SA	7,510	100,309
African Minerals Limited †	22,055	72,199
African Rainbow Minerals Limited	22,497	413,353
Agnico Eagle Mines Limited	16,422	452,877
Aichi Steel Corporation	18,000	84,003
Alacer Gold Corporation	17,005	33,783
Alamos Gold Incorporated	9,312	119,502
Alcoa Incorporated	686,100	6,593,421
Alkane Resources Limited †	26,657	8,379
Allegheny Technologies Incorporated	69,700	2,315,434
Alumina Limited †	454,301	420,099
Anglo American Platinum Limited †	11,072	437,410
Anglo American plc	133,132	2,939,613
Anglogold Ashanti Limited	86,685	1,151,608
Antofagasta plc	33,519	435,620
APERAM	2,997	55,229
Aquarius Platinum Limited †	50,501	37,497
ArcelorMittal	92,503	1,593,436
Arrium Limited	214,411	307,659
Asahi Holdings Incorporated	8,000	137,779
Assore Limited	7,325	275,881
Atlas Iron Limited	163,678	170,741
AuRico Gold Incorporated	30,195	119,120
B2Gold Corporation †	55,517	116,042
Barrick Gold Corporation «	93,600	1,546,634
Beadell Resources Limited †	130,759	90,537
Bekaert SA	3,186	115,714
BHP Billiton Limited	563,039	19,179,443
BHP Billiton plc	191,237	5,818,983
Bhushan Steel Limited	8,325	64,266
BlueScope Steel Limited †	113,681	563,416
Boliden AB	25,134	367,845
Bradespar SA	4,300	38,194
CAP SA	15,197	285,095
Carpenter Technology Corporation	115,300	6,951,437
Centamin plc †	66,898	47,260
Centerra Gold Incorporated	13,776	41,246

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
China Hongqiao Group Limited	208,500	$128,822
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	278,043	43,754
China Steel Corporation	2,723,969	2,342,536
China Zhongwang Holdings Limited †	294,000	95,944
Chubu Steel Plate Company Limited	2,600	10,814
Chung Hung Steel Corporation †	110,954	30,781
Cia Minera Milpo SA	72,475	51,722
Cia Siderurgica Nacional SA	168,978	867,277
Cia Vale do Rio Doce	297,246	4,533,571
Cliffs Natural Resources Incorporated «	98,816	2,471,388
Coeur D’alene Mines Corporation †	225,900	2,489,418
Commercial Metals Company	255,734	4,966,354
Compania de Minas Buenaventura SA ADR	39,492	466,006
Compass Minerals International Incorporated	73,309	5,245,259
Cudeco Limited «†	27,003	49,202
Daido Steel Company Limited	74,000	403,144
Delong Holdings Limited †	7,000	1,896
Detour Gold Corporation †	15,148	59,474
Dominion Diamond Corporation †	10,250	138,584
Dongkuk Steel Mill Company Limited	4,963	63,544
Dowa Mining Company Limited	56,000	568,064
Eastern Platinum Limited †	32,617	1,996
El Ezz Aldekhela Steel Alexandria	164	14,969
El Ezz Steel Company †	15,612	31,638
Eldorado Gold Corporation	67,207	411,304
Energy Fuels Incorporated †	1,133	6,401
Eramet	866	80,988
Eregli Demir Ve Celik Fabrikalari Tas «	398,233	528,584
Evraz plc †	86,850	151,965
Feng Hsin Iron & Steel Company	115,690	211,099
First Majestic Silver Corporation †	10,800	107,075
First Quantum Minerals Limited	56,722	946,880
Fortescue Metals Group Limited	298,496	1,544,646
Fosun International	246,500	227,020
Franco-Nevada Corporation	13,507	545,825
Freeport-McMoRan Copper & Gold Incorporated Class B	115,200	3,996,288
Fresnillo plc	15,690	213,926
G-Resources Group Limited †	6,447,000	178,791
Gabriel Resources Limited †	32,774	27,772
Gerdau SA	32,565	208,123
Gindalbie Metals Limited «†	94,123	9,433
Glencore International plc	1,001,463	5,079,046
Godo Steel Limited	26,000	46,200
Gold Fields Limited	165,151	659,244
Goldcorp Incorporated	77,180	1,733,116
Golden Star Resources Limited †	13,559	6,128
Grupo Mexico SAB de CV	563,256	1,656,762
Harmony Gold Mining Company Limited	76,921	222,295
Hindalco Industries Limited	159,435	313,053
Hindalco Industries Limited GDR 144A	47,917	94,085
Hindustan Zinc Limited	43,032	88,454
Hitachi Metals Limited	36,000	511,399
Hudbay Minerals Incorporated	14,987	110,346
Hyundai Hysco Company Limited	8,120	311,127
Hyundai Steel Company	13,310	1,038,842
IAMGOLD Corporation	35,249	153,992
Iluka Resources Limited	79,595	635,957
Impala Platinum Holdings Limited	122,990	1,425,700
Independence Group NL	42,669	114,677
Indophil Resources NL †	152,574	18,765
Industrias Penoles SAB de CV	28,068	713,158
Intrepid Mines Limited †	100,257	24,205
JFE Holdings Incorporated	99,292	2,231,586
Jiangxi Copper Company Limited	314,000	609,154

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Jindal Steel & Power Limited	77,705	$321,004
JSW Steel Limited	25,023	367,817
Kazakhmys plc	16,983	65,964
KGHM Polska Miedz SA	30,789	1,178,376
Kingsgate Consolidated Limited	18,586	17,610
Kinross Gold Corporation	113,307	535,544
Kobe Steel Limited †	510,000	876,349
Korea Zinc Company Limited	3,251	884,709
Koza Altin Isletmeleri AS	13,742	219,834
Kumba Iron Ore Limited «	16,043	625,773
Kyoei Steel Limited «	5,200	107,021
Labrador Iron Ore Royalty Company	2,785	82,808
Lake Shore Gold Corporation «†	38,384	15,721
Lonmin plc «†	59,315	303,785
Lundin Mining Corporation †	45,155	185,790
Lynas Corporation Limited «†	320,009	88,921
Major Drilling Group International	4,509	35,194
Maruichi Steel Tube Limited	15,900	391,194
Mechel ADR «†	11,200	23,520
Medusa Mining Limited †	33,903	52,200
Melewar Industrial Group Bhd †	1	0
Mercator Minerals Limited †	33,385	1,414
Midas Holdings Limited	65,000	25,636
Mincor Resources NL	16,028	7,301
Minera Frisco SAB de CV †	130,377	287,494
Mineral Deposit Limited †	6,406	14,590
Mining & Metallurgical Company Norilsk Nickel ADR	187,999	2,835,025
Minmetals Resources Limited †	288,000	67,610
Mirabela Nickel Limited †(a)	50,990	743
Mitsubishi Materials Corporation	231,000	868,294
Mitsubishi Steel Manufacturing Company Limited	27,000	73,283
Mitsui Mining & Smelting Company Limited	112,000	321,484
Mittal Steel South Africa Limited †	48,291	193,666
Molycorp Incorporated «†	98,300	469,874
Mongolian Mining Corporation †	163,500	25,729
Mount Gibson Iron Limited	110,917	105,598
Murchison Metals Limited †	36,942	1,548
Mytilineos Holdings SA †	1,209	9,871
Nakayama Steel Works Limited †	14,000	13,669
Nakornthai Strip Mill plc †	5,418,300	11,812
National Aluminum Company Limited	36,556	21,879
Neturen Company Limited	6,900	58,137
Nevsun Resources Limited	18,400	61,501
New Gold Incorporated †	45,386	241,438
Newcrest Mining Limited	147,150	1,030,929
Newmont Mining Corporation	60,364	1,498,838
Nippon Coke & Engineering Company	32,000	41,240
Nippon Denko Company Limited	10,000	28,997
Nippon Light Metal Holdings Company Limited	103,200	135,014
Nippon Steel Corporation	1,729,000	5,604,374
Nippon Yakin Kogyo Company Limited «†	12,500	42,592
Nisshin Steel Holdings Company Limited	17,264	214,062
Nittetsu Mining Company Limited	12,000	63,383
NMDC Limited	71,719	152,069
Norddeutsche Affinerie AG	3,804	224,357
Norsk Hydro ASA	97,893	417,996
Northern Dynasty Minerals †	2,200	2,569
NovaCopper Incorporated †	2,136	4,364
NovaGold Resources Incorporated †	12,820	30,538
Novolipet Steel GDR Register Shares	18,613	303,578
Nucor Corporation	38,100	1,945,386
Nyrstar «	7,466	22,719
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	8,968
Osisko Mining Corporation †	39,159	161,857

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
Outokumpu Oyj «†	41,744	$21,691
OZ Minerals Limited	56,980	159,369
Pacific Metals Company Limited	27,000	104,125
Pan American Silver Corporation «	16,145	174,356
Pan Australian Resources Limited	80,492	111,465
Perseus Mining Limited †	78,037	19,907
Petropavlovsk plc	9,120	9,330
Philex Mining Corporation †	467,724	94,239
Pilot Gold Incorporated †	4,936	4,415
Polymetal International plc	38,178	333,383
Polyus Gold International Limited	110,465	341,729
POSCO	19,522	6,041,250
PT Aneka Tambang Tbk	756,174	79,647
PT International Nickel Indonesia Tbk	380,928	76,424
Randgold Resources Limited	8,613	612,689
Rautaruukki Oyj	4,052	36,331
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	243,207
Reliance Steel & Aluminum Company	49,200	3,617,676
Resolute Mining Limited †	139,174	63,397
Rio Alto Mining Limited †	15,465	24,608
Rio Tinto Limited	83,169	5,005,438
Rio Tinto plc	111,153	5,933,819
Royal Gold Incorporated	44,785	2,019,356
Sally Malay Mining Limited	21,272	4,651
Salzgitter AG	2,771	120,442
Sandfire Resources NL †	24,651	129,584
Sanyo Special Steel Company Limited	26,000	123,622
Seabridge Gold Incorporated †	2,100	15,225
Semafo Incorporated	21,405	56,833
Sesa Goa Limited	169,148	495,615
Severstal GDR Register Shares	16,087	147,196
Sherritt International Corporation	27,940	91,809
Shree Precoated Steels Limited †	3,781	103
Sibanye Gold Limited	153,032	190,671
Silver Standard Resources Incorporated †	5,023	30,126
Silver Wheaton Corporation	32,641	684,413
Silvercorp Metals Incorporated	13,691	34,675
Sims Group Limited †	28,188	262,713
Sociedad Minera Cerro Verde SA †	3,244	76,234
Sociedad Minera El Brocal SA	3,920	14,407
Southern Copper Corporation	19,708	494,671
SSAB Svenskt Stal AB Class A	20,546	148,704
SSAB Svenskt Stal AB Class B	4,150	25,244
St. Barbara Limited †	67,401	17,194
Steel Authority of India Limited	105,948	115,375
Steel Dynamics Incorporated	142,500	2,596,350
Straits Resources Limited †	76,749	559
Sumitomo Metal Mining Company Limited	101,000	1,344,037
Sumitomo Titanium Corporation «	3,700	71,417
Sundance Resources Limited Australia †	558,512	58,516
Talvivaara Mining Company plc «†	152,775	12,100
Taseko Mines Limited †	8,732	17,676
Tata Steel Limited	48,920	313,608
Teck Cominco Incorporated Limited	45,708	1,108,164
Teranga Gold Corporation †	13,496	5,656
Thompson Creek Metals Company Incorporated «†	6,878	19,298
Thyssenkrupp AG †	36,326	950,706
Toho Titanium Company Limited «	7,700	56,533
Toho Zinc Company Limited	26,000	81,738
Tokyo Rope Manufacturing Company Limited †	29,000	47,567
Tokyo Steel Manufacturing Company Limited †	16,100	86,611
Ton Yi Industrial Corporation	243,350	255,734
Topy Industries Limited	36,000	69,241
Trans Hex Group Limited †	3,465	1,223

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
Tung Ho Steel Enterprise Corporation	217,962	$190,755
Turquoise Hill Resources Limited «†	28,864	119,440
Tycoons Worldwide Groups Thailand PCL †	54,500	6,789
UACJ Corporation	44,000	144,340
United States Steel Corporation «	93,400	2,504,054
Usinas Siderurgicas de Minas Gerais SA †	68,888	331,745
Vedanta Resources plc	10,041	145,451
Viohalco SA †	1,430	7,771
Voestalpine AG	9,874	491,013
Volcan Cia Minera S.A.A.	663,386	267,485
Western Areas NL «	21,053	40,087
Worthington Industries Incorporated	120,219	5,040,783
Yamana Gold Incorporated	67,881	616,751
Yamato Kogyo Company Limited	10,800	362,724
Yieh Phui Enterprise †	464,728	139,290
Yodogawa Steel Works Limited	31,000	133,171
Young Poong Corporation	239	280,937
Zhaojin Mining Industry Company Limited	187,500	123,345
Zhidao International Holding †	102,000	2,579
Zijin Mining Group Company Limited Class H	1,339,000	310,887
ZPH Stalprodukt SA	474	32,163
		176,596,844

Paper & Forest Products : 0.22%
Ahlstrom Oyj	1,791	23,041
Canfor Corporation †	8,208	180,837
China Sandi Holdings Limited †	181,900	13,139
Chuetsu Pulp & Paper Company Limited	4,000	7,420
Compania Manufacturera De Papeles y Cartones SA	293,519	757,682
Daiken Corporation	18,000	47,801
Daio Paper Corporation	22,000	182,358
Domtar Corporation	74,800	6,396,148
Fibria Celulose SA †	50,315	599,403
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	29,500	139,400
Holmen AB Class B	6,246	218,265
International Paper Company	52,700	2,458,455
Lee & Man Paper Manufacturing Limited	337,000	247,339
Mitsubishi Paper Mills Limited †	65,000	57,750
Mondi plc	33,273	547,336
Munksjo Oyj †	447	3,297
Nine Dragons Paper Holdings Limited	352,000	324,637
Nippon Paper Industries Company Limited «	22,300	406,048
OJI Paper Company Limited	192,000	903,529
Resolute Forest Products Incorporated †	211,415	3,424,923
Sappi Limited †	97,580	294,720
Shihlin Paper Corporation †	26,000	40,589
Stora Enso Oyj	69,844	689,800
Tokushu Tokai Holdings Company Limited	24,000	48,269
UPM-Kymmene Oyj	55,974	929,978
West Fraser Timber Company Limited	3,075	271,744
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	218,291
		19,432,199

Telecommunication Services : 2.57%
Diversified Telecommunication Services : 1.28%
AT&T Incorporated	696,098	24,509,611
BCE Incorporated «	24,500	1,083,250
Belgacom SA	15,466	459,501
Bell Aliant Incorporated «	11,577	295,502
Bezeq Israeli Telecommunication Corporation Limited	178,458	298,316

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Diversified Telecommunication Services (continued)
BT Group plc	754,206	$4,600,925
Cable & Wireless Communication plc	241,619	188,605
CenturyLink Incorporated	74,771	2,295,470
China Communications Services Corporation Limited	512,000	335,493
China Telecom Corporation Limited	3,276,000	1,770,548
China Unicom Limited	1,001,688	1,594,401
Chorus Limited	60,850	75,494
Chunghwa Telecom Company Limited	854,602	2,679,836
Citic 1616 Holdings Limited	481	158
Colt Telecom Group SA †	85,344	177,408
Deutsche Telekom AG	279,410	4,435,375
Elisa Oyj	17,138	431,182
France Telecom SA	171,450	2,239,476
Frontier Communications Corporation «	640,141	2,995,860
Hellenic Telecommunications Organization SA †	21,810	271,697
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	360,478	316,182
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	75,087
Iliad SA	1,823	431,414
Inmarsat plc	40,614	461,350
KT Corporation	30,161	961,857
Level 3 Communications Incorporated †	99,844	3,037,254
LG Telecom Limited †	51,939	515,317
Magyar Telekom plc	48,339	63,392
Mahanagar Telephone Nigam Limited †	8,074	1,899
Manitoba Telecom Services Incorporated	5,945	161,793
Netia SA †	62,583	109,195
Nippon Telegraph & Telephone Corporation	76,600	3,844,022
Oi SA ADR	58,305	94,093
Orange Sponsored ADR	11,264	146,207
PCCW Limited	793,000	343,686
Portugal Telecom SGPS SA «	69,503	312,246
PT Telekomunikasi Indonesia Tbk	11,182,500	2,033,182
PT Xl Axiata Tbk	521,500	217,973
Rostelecom Sponsored ADR «	10,362	200,217
Royal KPN NV †	274,617	893,123
Shin Satellite PCL	188,600	224,664
Singapore Telecommunications Limited	1,395,100	4,135,112
SK Broadband Company Limited †	33,822	137,902
Swisscom AG	2,129	1,087,929
TalkTalk Telecom Group plc	57,843	257,523
Tata Communications Limited	3,567	16,414
TDC AS	45,035	403,925
Telecom Argentina SA ADR †	2,951	59,020
Telecom Corporation of New Zealand Limited	184,417	345,075
Telecom Egypt Company	36,313	70,213
Telecom Italia SpA	885,010	863,241
Telecom Italia SpA RSP	592,709	455,338
Telecom Malaysia Bhd	396,800	632,812
Telefonica Brasil SA	6,724	115,564
Telefonica SA	366,744	6,033,465
Telekom Austria AG	23,473	199,556
Telekomunikacja Polska SA	132,850	444,278
Telenor ASA	70,077	1,683,562
Teliasonera AB	206,312	1,685,162
Telstra Corporation Limited	764,081	3,522,346
Telus Corporation †	19,486	689,835
Time Warner Telecom Incorporated †	90,771	2,570,635
Tiscali SpA †	588	38
True Corporation PCL †	489,562	134,168
TT&T PCL †(a)	270,800	0
Turk Telekomunikasyon AS	117,421	381,498
Verizon Communications Incorporated	374,924	18,603,729
Vivendi SA	113,848	2,891,416

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Diversified Telecommunication Services (continued)
Windstream Holdings Incorporated «	380,335	$3,069,303
		115,671,320

Wireless Telecommunication Services : 1.29%
Advanced Info Service PCL—Foreign Register	241,600	1,715,503
America Movil SAB de CV Class A	22,794	26,575
America Movil SAB de CV Class L	12,095,236	14,092,343
Bharti Airtel Limited	266,511	1,394,609
Cellcom Israel Limited	6,225	84,272
China Mobile Limited	1,270,500	13,683,934
Crown Castle International Corporation †	68,266	5,067,385
Digi.com Bhd	598,500	904,342
Empresa Nacional de Telecomunicaciones SA	22,604	320,158
Far Eastone Telecommunications Company Limited	361,722	774,927
Freenet AG	9,566	271,539
Global Telecom Holding †	313,006	207,801
Globe Telecom Incorporated	8,330	315,122
Idea Cellular Limited	166,212	466,665
KDDI Corporation	99,500	6,246,375
Maxis Bhd	514,200	1,121,572
Millicom International Cellular SA	6,159	552,859
Mobilone Limited	94,400	246,709
Mobistar SA	1,938	35,648
MTN Group Limited	351,748	6,837,035
NTT DoCoMo Incorporated	245,100	3,948,401
Okinawa Cellular Telephone Company	2,400	60,032
Orascom Telecom Media & Technology Holding SAE	313,006	31,829
Partner Communications Company Limited †	5,768	54,807
Philippine Long Distance Telephone Company	18,540	1,147,765
PT Indonesian Satellite Corporation Tbk	241,500	77,724
Reliance Communications Limited	99,697	221,044
Reliance Communications Limited GDR 144A	32,828	72,786
Rogers Communications Incorporated «	35,000	1,572,215
SBA Communications Corporation Class A †	79,713	6,789,156
Shin Corporation PCL	137,100	330,902
Sistema JSFC Register Shares Sponsored GDR	37,703	1,034,193
Sistema JSFC Register Shares Sponsored GDR	9,273	254,358
SK Telecom Company Limited	9,325	1,991,354
SmarTone Telecommunications Holding Limited	52,289	58,409
SoftBank Corporation	168,545	13,641,572
Sprint Corporation †	113,174	949,530
StarHub Limited	109,000	369,109
Taiwan Mobile Company Limited	370,202	1,212,157
Tata Teleservices Maharashtra Limited †	30,393	3,307
Tele2 AB Class B	29,579	360,711
Telephone & Data Systems Incorporated	221,659	6,164,337
Tim Participacoes SA	177,415	871,089
TM International SDN Bhd	707,350	1,474,835
Total Access Group Incorporated	81,100	267,723
Turkcell Iletisim Hizmetleri AS †	179,299	1,087,818
Vodacom Group Proprietary Limited «	70,753	844,930
Vodafone Group plc	4,452,389	16,528,441
		115,785,907

Utilities : 3.91%
Electric Utilities : 1.63%
Acciona SA	2,541	155,320
ALLETE Incorporated	80,232	3,953,833
American Electric Power Company Incorporated	57,998	2,729,386
Atel Holding AG	575	77,390
Centrais Electricas Brasileiras SA	79,100	200,112

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Electric Utilities (continued)
CESC Limited	11,882	$72,492
CEZ AS	37,756	1,047,952
Cheung Kong Infrastructure Holdings Limited	104,000	686,165
Chubu Electric Power Company Incorporated	133,400	1,802,544
Cleco Corporation	141,026	6,446,298
CLP Holdings Limited	370,000	3,032,963
Companhia Energetica de Minas Gerais	22,649	186,730
Companhia General de Electricidad SA	82,344	433,308
Contact Energy Limited	63,825	249,239
CPFL Energia SA	47,500	393,851
Duke Energy Corporation	93,550	6,544,758
E.CL SA	106,611	139,801
Edison International	39,968	1,846,921
El Paso Electric Company	92,100	3,318,363
Electricite de France SA	26,434	983,950
Emera Incorporated	12,523	345,234
Empresa Electrica Pehuenche SA	6,772	44,465
ENBW Energie Baden-Wuerttemberg AG «	2,364	90,792
Endesa SA †	7,520	225,823
Enea SA	23,564	122,278
Enel SpA	620,103	2,820,388
Energias de Portugal SA	245,535	928,963
Enersis SA	4,350,024	1,352,624
Entergy Corporation	114,339	7,076,441
EVN AG	581	9,211
Exelon Corporation	95,571	2,571,816
Federal Hydrogenerating Company ADR	385,720	665,791
FirstEnergy Corporation	50,146	1,636,264
Fortis Incorporated (Canada) «	18,274	539,394
Fortum Oyj	40,768	932,655
Great Plains Energy Incorporated	108,346	2,572,134
Hawaiian Electric Industries Incorporated «	229,884	5,818,364
Hokkaido Electric Power Company Incorporated †	37,200	438,373
Hokuriku Electric Power Company	36,400	483,675
Hong Kong Electric Holdings Limited	217,605	1,768,313
Iberdrola SA	478,183	3,045,379
IDACORP Incorporated	117,163	6,054,984
Infratil Limited	113,394	221,404
ITC Holdings Corporation	32,712	2,959,782
Japan Wind Development Company Limited †	1,200	9,888
Kansai Electric Power Company Incorporated †	141,600	1,607,818
Korea Electric Power Corporation †	66,574	2,013,010
KSK Energy Ventures Limited †	40,370	39,246
Kyushu Electric Power Company Incorporated †	83,200	1,077,924
Manila Electric Company	51,050	324,201
Nextera Energy Incorporated	47,411	4,010,496
Northeast Utilities	201,884	8,293,395
NV Energy Incorporated	151,079	3,573,018
OGE Energy Corporation	127,196	4,378,086
Pepco Holdings Incorporated	159,488	3,043,031
Pinnacle West Capital Corporation	69,904	3,730,077
PNM Resources Incorporated	174,837	4,068,457
Polska Grupa Energetyczna SA	151,828	918,356
Portland General Electric Company	165,853	4,944,078
Power Grid Corporation of India Limited	231,455	352,238
PPL Corporation	69,866	2,145,585
Public Power Corporation SA	10,093	148,082
Red Electrica de Espana SA	10,670	683,883
Reliance Energy Limited	32,954	226,944
Romande Energie Holding SA	7	9,228
Scottish & Southern Energy plc	91,779	1,993,471
Shikoku Electric Power Company Incorporated †	39,900	631,466
SP AusNet	303,966	321,237
Spark Infrastructure Group 144A	222,795	329,838
Tata Power Company Limited	337,069	428,820

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Shares	Value
Electric Utilities (continued)
Tauron Polska Energia SA	210,484	$350,251
Tenaga Nasional Bhd	501,937	1,535,557
Terna SpA	126,682	611,635
The Chugoku Electric Power Company Incorporated	58,500	854,440
The Okinawa Electric Power Company Incorporated	2,600	86,688
The Southern Company	97,238	3,950,780
Tohoku Electric Power Company Incorporated †	88,200	972,202
Tokyo Electric Power Company Incorporated †	146,200	779,353
Torrent Power Limited	57,027	113,981
Trustpower Limited	3,817	20,340
UIL Holdings Corporation	111,700	4,192,101
UNS Energy Corporation	90,852	4,349,994
Verbund Oesterreichische Elektrizitaetswirtschafts AG	8,531	185,314
Westar Energy Incorporated	87,113	2,731,864
		147,062,296

Gas Utilities : 0.78%
AGL Resources Incorporated	75,869	3,530,943
APA Group	152,734	851,587
Atmos Energy Corporation	211,246	9,389,885
Aygaz AS	12,972	55,509
Centrica plc	497,567	2,755,176
China Gas Holdings Limited	582,000	788,247
China Resources Gas Group Limited	162,000	497,327
Enagas SA	21,486	565,240
Envestra Limited	159,835	153,627
Gail India Limited	63,415	343,460
Gas Natural SDG SA	33,541	834,759
Hong Kong & China Gas Company Limited	1,093,444	2,578,235
Korea Gas Corporation	5,695	353,011
National Fuel Gas Company	53,600	3,616,928
New Jersey Resources Corporation	93,400	4,267,446
Northwest Natural Gas Company	51,236	2,179,067
ONEOK Incorporated	128,592	7,467,337
Osaka Gas Company Limited	347,000	1,402,568
Petronas Gas Bhd	91,700	678,859
Piedmont Natural Gas Company «	176,690	5,857,274
PT Perusahaan Gas Negara Persero Tbk	2,360,000	956,823
Questar Corporation	112,303	2,529,064
Rubis SCA	4,552	290,272
Saibu Gas Company Limited	65,000	157,383
Shizuoka Gas Company Limited	11,500	71,521
Snam Rete Gas SpA	157,963	849,787
Southwest Gas Corporation	101,607	5,391,267
Superior Plus Corporation «	9,992	105,273
Toho Gas Company Limited	93,000	450,359
Tokyo Gas Company Limited	415,000	2,066,390
Towngas China Company Limited	127,000	141,372
UGI Corporation	78,239	3,149,902
WGL Holdings Incorporated	113,455	4,521,182
Xinao Gas Holdings Limited	136,000	957,814
		69,804,894

Independent Power Producers & Energy Traders : 0.21%
Aboitiz Power Corporation	386,100	293,268
Adani Power Limited †	93,197	53,094
AES Gener SA	453,857	251,429
Babcock & Brown Wind Partners †	70,286	16,329
China Longyuan Power Group	665,000	855,198
China Renewable Energy Investment Limited †	15,871	463
China Resources Power Holdings Company	388,600	940,341
Colbun SA	1,637,920	374,320

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Independent Power Producers & Energy Traders (continued)
Drax Group plc	35,738	$404,500
Dynegy Incorporated «†	226,300	4,845,083
EDP Renovaveis SA	9,632	51,477
Electric Power Development Company	27,200	803,320
Electricity Generating PCL	29,800	119,256
Empresa Nacional de Electricidad SA (Chile)	742,709	1,089,186
Enel Green Power SpA	152,321	374,540
Energy World Corporation Limited †	112,693	40,554
Etrion Corporation †	2,567	1,746
Glow Energy PCL	31,600	66,674
GVK Power & Infrastructure Limited †	127,035	14,942
Huaneng Power International Incorporated	748,000	714,940
Indiabulls Infrastructure & Power Limited †	128,891	7,528
JSW Energy Limited	47,611	39,619
Neyveli Lignite Corporation Limited	4,901	4,682
NHPC Limited	460,688	134,174
NRG Energy Incorporated	205,989	5,450,469
NTPC Limited	273,560	644,611
PNOC Energy Development Corporation	1,562,250	184,508
Ratchaburi Electricity Generating Holding PCL ADR	20,700	32,716
Reliance Power Limited †	138,060	158,850
Sechilienne SA	480	11,737
Solartron PCL	391,200	64,571
Tractebel Energia SA	31,629	521,937
Transalta Corporation «	24,700	329,070
		18,895,132

Multi-Utilities : 1.16%
ACEA SpA	1,765	19,482
AEM SpA	134,739	154,305
AGL Energy Limited	101,281	1,385,003
Alliant Energy Corporation	71,118	3,662,577
Ameren Corporation	162,206	5,815,085
ATCO Limited	8,258	381,683
Avista Corporation	131,420	3,581,195
Black Hills Corporation	97,042	4,878,301
Canadian Utilities Limited Class A	11,598	398,357
Canadian Utilities Limited Class B	516	17,466
CenterPoint Energy Incorporated	274,910	6,441,141
CMS Energy Corporation	177,621	4,714,061
Consolidated Edison Incorporated	35,115	1,938,699
Dominion Resources Incorporated	64,486	4,185,786
DTE Energy Company	111,574	7,446,449
Duet Group	242,793	464,513
E.ON SE	187,516	3,607,125
GDF Suez	147,526	3,421,068
Hera SpA	43,571	97,074
Integrys Energy Group Incorporated	50,732	2,726,338
Just Energy Group Incorporated «	8,403	59,179
MDU Resources Group Incorporated	121,103	3,593,126
National Grid plc	348,392	4,419,424
NiSource Incorporated	200,183	6,329,786
Northwestern Corporation	85,431	3,757,255
PG&E Corporation	52,565	2,122,049
Public Service Enterprise Group Incorporated	60,702	1,984,348
RWE AG	45,697	1,754,363
SCANA Corporation	89,457	4,219,687
Sempra Energy	27,109	2,397,520
Suez Environnement Company SA	28,095	482,813
TECO Energy Incorporated	144,064	2,454,851
Vector Limited	28,886	62,276
Vectren Corporation	191,937	6,656,375
Veolia Environnement SA	43,049	697,106
Wisconsin Energy Corporation	146,726	6,128,745

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name		Shares	Value
Multi-Utilities (continued)
Xcel Energy Incorporated		58,538	$1,640,235
YTL Corporation Bhd		985,009	495,102
YTL Power International Bhd		409,303	246,369
			104,836,317

Water Utilities : 0.13%
Aguas Andinas SA Class A		613,482	397,057
American Water Works Company Incorporated		113,978	4,826,968
Aqua America Incorporated		112,812	2,715,385
China Water Affairs Group Limited		100,000	36,117
Companhia de Saneamento Basico do Estado de Sao Paulo		77,100	809,251
Guangdong Investment Limited		564,000	521,613
Hyflux Limited		81,500	75,977
Manila Water Company		64,900	34,841
Pennon Group plc		35,570	375,525
Puncak Niaga Holdings Bhd		13,700	14,410
Severn Trent plc		25,380	733,632
Sound Global Limited «†		168,000	95,040
United Utilities Group plc		65,169	702,413
			11,338,229

Total Common Stocks (Cost $6,645,710,909)			8,827,919,715

Investment Companies : 0.01%
Australian Infrastructure Fund			533
BB Biotech AG			148,038
Macquarie Korea Infrastructure Fund			443,644
Total Investment Companies (Cost $845,648)			592,215

	Dividend yield
Preferred Stocks : 0.62%
Consumer Discretionary : 0.08%
Automobiles : 0.07%
Bayerische Motoren Werke AG ±	3.74%	4,593	398,148
Hyundai Motor Company ±	1.50	9,019	1,082,314
Porsche AG ±	2.58	14,496	1,474,992
Volkswagen AG ±	1.75	13,751	3,648,347
			6,603,801

Multiline Retail : 0.01%
Lojas Americanas SA ±	0.67	97,800	663,973

Consumer Staples : 0.03%
Beverages : 0.00%
ITO EN Limited ±	3.04	4,600	73,429

Food & Staples Retailing : 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	1.08	22,278	1,039,278

Household Products : 0.02%
Henkel AG & Company KGaA ±	1.12	17,027	1,930,297

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Dividend yield	Shares	Value
Energy : 0.11%
Oil, Gas & Consumable Fuels : 0.11%
Petroleo Brasileiro SA ±	4.75%	964,758	$7,920,919
Surgutneftegaz SP ADR	7.25	269,016	1,917,815
			9,838,734

Financials : 0.19%
Capital Markets : 0.00%
Hyundai Securities Company Limited ±	17.89	6,105	34,785

Commercial Banks : 0.19%
Banco Bradesco SA ±	2.62	473,000	6,256,453
Banco Itau Holding Financeira SA ±	3.30	522,830	7,347,506
Investimentos Itau SA ±	3.98	818,029	3,232,057
Shinkin Central Bank «±	4.03	138	235,648
			17,071,664

Insurance : 0.00%
Unipol Gruppo Finanziario SpA ±	5.15	185	787

Health Care : 0.00%
Life Sciences Tools & Services : 0.00%
Valneva SE †	0.00	612	274

Industrials : 0.00%
Aerospace & Defense : 0.00%
Rolls-Royce Holdings plc Class C †(a)	0.00	15,419,714	25,239

Information Technology : 0.05%
Semiconductors & Semiconductor Equipment : 0.05%
Samsung Electronics Company Limited ±	0.79	4,853	4,599,413

Materials : 0.12%
Chemicals : 0.01%
Braskem SA †	0.00	30,900	275,125
Fuchs Petrolub AG ±	1.80	3,216	303,991
Sociedad Quimica y Minera de Chile SA Class B ±	4.19	23,458	585,515
			1,164,631

Metals & Mining : 0.11%
Bradespar SA ±	6.00	50,900	543,404
Gerdau SA ±	1.32	171,102	1,322,029
Metalurgica Gerdau SA ±	1.41	24,537	237,062
Usinas Siderurgicas de Minas Gerais SA Class A †	0.00	111,602	591,905
Vale SA ±	6.19	474,030	6,641,412
			9,335,812

Telecommunication Services : 0.02%
Diversified Telecommunication Services : 0.02%
Oi SA ±	25.57	175,567	268,299
Telef Brasil Preference ±	8.72	65,756	1,268,901
			1,537,200

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Dividend yield		Shares	Value
Utilities : 0.02%
Electric Utilities : 0.01%
Centrais Electricas Brasileiras SA Class B ±	19.44%		39,500	$174,327
Companhia Energetica de Minas Gerais ±	7.99		122,648	1,019,048
				1,193,375

Independent Power Producers & Energy Traders : 0.01%
Companhia Energetica de Sao Paulo ±	6.89		44,900	445,906

Multi-Utilities : 0.00%
RWE AG ±	7.61		3,735	128,321

Total Preferred Stocks (Cost $65,537,431)				55,686,919

		Expiration date
Rights : 0.00%
Consumer Discretionary : 0.00%
Hotels, Restaurants & Leisure : 0.00%
New Hotel †(a)		12-31-2013	8,351	0

Financials : 0.00%
Commercial Banks : 0.00%
CaixaBank SA		12-1-2013	75,761	5,558

Diversified Financial Services : 0.00%
African Bank Investments Limited «†		12-1-2013	149,936	66,142

Real Estate Management & Development : 0.00%
Palm Hills Developments SAE †		12-1-2013	13,395	778

Health Care : 0.00%
Biotechnology : 0.00%
Intercell AG †(a)		12-1-2013	1,885	0

Industrials : 0.00%
Airlines : 0.00%
LATAM Airlines Group SA †		12-1-2013	8,985	7,417
Virgin Australia Holdings Limited†(a)		12-9-2013	63,327	577
				7,994

Construction & Engineering : 0.00%
Polimex Mostostal SA †(a)		10-14-2014	86,564	0

Materials : 0.00%
Metals & Mining : 0.00%
CuDeco Limited «†		12-11-2013	4,501	53

Total Rights (Cost $218,350)				80,525

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name		Expiration date	Shares	Value
Warrants : 0.00%
Consumer Discretionary : 0.00%
Media : 0.00%
Seat Pagine Gialle SpA†(a)		8-31-2014	259	$0
Yellow Media Limited †		12-20-2022	128	546
				546

Consumer Staples : 0.00%
Food Products : 0.00%
Kulim Malaysia Bhd †		10-21-2015	8,450	2,058

Energy : 0.00%
Energy Equipment & Services : 0.00%
KNM Group Bhd †		11-15-2017	44,637	1,731

Oil, Gas & Consumable Fuels : 0.00%
Maurel et Prom SA †		6-30-2014	3,641	519

Financials : 0.00%
Real Estate Management & Development : 0.00%
Sinarmas Land Limited †		11-18-2015	42,500	11,006

Industrials : 0.00%
Construction & Engineering : 0.00%
Malaysian Resources Corp Bhd†		9-16-2018	88,483	6,452
Power Line Engineering Public Company Limited †(a)		8-26-2016	122,200	0
				6,452

Materials : 0.00%
Metals & Mining : 0.00%
Kinross Gold Corporation †		9-17-2014	1,456	41

Utilities : 0.00%
Water Utilities : 0.00%
Puncak Niaga Holdings Bhd †		7-20-2018	1,370	1,041

Total Warrants (Cost $60,644)				23,394

	Yield
Short-Term Investments : 3.79%
Investment Companies : 3.79%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.08%		89,748,148	89,748,148
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.08		252,017,168	252,017,168
Total Short-Term Investments (Cost $341,765,316)				341,765,316

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Total investments in securities (Cost $7,054,138,298)*	102.47%	$9,226,068,084
Other assets and liabilities, net	(2.47)	(222,509,056)

Total net assets	100.00%	$9,003,559,028

«	All or a portion of this security is on loan.
†	Non-income-earning security
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate
±	Variable rate investment. The rate shown is the rate in effect at period end.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $7,121,066,734 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$2,467,539,286
Gross unrealized depreciation	(362,537,936)

Net unrealized appreciation	$2,105,001,350

Wells Fargo Advantage Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On November 30, 2013, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks	$8,815,986,079	$11,914,038	$19,598	$8,827,919,715
Investment companies	592,215	0	0	592,215
Preferred stocks	53,743,865	1,943,054	0	55,686,919
Rights	0	80,525	0	80,525
Warrants	0	23,394	0	23,394
Short-term investments
Investment companies	89,748,148	252,017,168	0	341,765,316

	$8,960,070,307	$265,978,179	$19,598	$9,226,068,084

As of November 30, 2013, the inputs used in valuing the Portfolio’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts+	$1,315,458	$0	$0	$1,315,458

+	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of November 30, 2013, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At November 30, 2013, the Portfolio had long futures contracts outstanding as follows:

Expiration date	Contracts	Type	Contract value at November 30, 2013	Unrealized gains
12-20-2013	27 Long	MSCI EAFE Index	$2,528,820	$121,895
12-20-2013	162 Long	Russell 2000 Index	18,495,540	560,460
12-20-2013	552 Long	S&P 500 E-Mini Index	49,793,160	451,548
12-20-2013	132 Long	S&P Midcap 400 Index	17,200,920	181,555

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 36.35%
Abbey National Treasury Services	0.11%	12-2-2013	$16,000,000	$16,000,000
ABN AMRO Funding LLC	0.15	12-2-2013	5,000,000	5,000,000
Banco Del Estado De Chile ±	0.22	4-7-2014	3,000,000	2,999,910
Banco Del Estado De Chile	0.22	12-6-2013	2,000,000	2,000,020
Bank of America NA	0.21	2-13-2014	5,000,000	4,999,800
Bank of Montreal	0.10	12-2-2013	2,000,000	2,000,000
Bank of Montreal	0.17	2-10-2014	1,000,000	1,000,039
Bank of Montreal	0.18	1-7-2014	3,000,000	3,000,210
Bank of Montreal	0.18	1-14-2014	2,000,000	2,000,160
Bank of Montreal	0.23	1-21-2014	2,000,000	2,000,320
Bank of Nova Scotia	0.19	1-6-2014	2,000,000	2,000,240
Bank of Nova Scotia	0.19	2-20-2014	2,000,000	2,000,240
Bank of Nova Scotia ±	0.23	12-16-2013	2,000,000	2,000,120
Bank of Nova Scotia ±	0.25	12-17-2014	2,000,000	2,000,000
Bank of Nova Scotia	0.27	12-11-2013	2,000,000	2,000,140
Bank of Tokyo-Mitsubishi LLC	0.06	12-2-2013	10,000,000	10,000,000
Bank of Tokyo-Mitsubishi LLC	0.12	12-3-2013	4,000,000	3,999,960
Bank of Tokyo-Mitsubishi LLC	0.15	12-5-2013	1,000,000	999,990
Barclays Bank plc ±	0.76	12-12-2013	5,000,000	5,000,500
BNP Paribas (Chicago)	0.22	2-5-2014	2,000,000	1,999,920
China Construction Bank Corporation	0.25	12-4-2013	4,000,000	4,000,040
China Construction Bank Corporation ±	0.42	3-25-2015	4,000,000	4,000,000
Credit Agricole	0.12	12-2-2013	14,000,000	14,000,000
Credit Industriel & Commercial (New York)	0.11	12-2-2013	11,000,000	11,000,000
Credit Industriel & Commercial (New York)	0.15	12-2-2013	7,000,000	7,000,000
Credit Suisse (New York)	0.27	2-7-2014	5,000,000	5,000,800
Deutsche Bank AG (New York)	0.20	1-30-2014	2,000,000	2,000,140
DG Bank (New York)	0.16	1-6-2014	4,000,000	3,999,880
DNB Nor Bank ASA	0.16	12-27-2013	2,000,000	2,000,100
DNB Nor Bank ASA	0.06	12-2-2013	10,000,000	10,000,000
DZ Bank AG	0.16	12-30-2013	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corporation	0.21	1-2-2014	2,000,000	2,000,020
Mitsubishi UFJ Trust and Banking Corporation (z)	0.25	12-20-2013	2,000,000	1,999,780
Mitsubishi UFJ Trust and Banking Corporation	0.20	2-12-2014	1,000,000	999,960
Mitsubishi UFJ Trust and Banking Corporation	0.22	2-14-2014	3,000,000	3,000,000
Mizuho Bank Limited	0.16	12-4-2013	3,000,000	3,000,000
Mizuho Bank Limited	0.16	12-5-2013	3,000,000	3,000,000
Mizuho Bank Limited	0.22	12-4-2013	2,000,000	2,000,020
Mizuho Bank Limited	0.22	12-6-2013	2,000,000	2,000,020
National Australia Bank Limited ±	1.44	1-30-2014	2,000,000	2,004,620
National Australia Bank Limited ±	1.49	1-17-2014	1,000,000	1,001,670
National Bank of Kuwait (New York)	0.14	12-2-2013	5,000,000	5,000,000
Natixis Corporation	0.08	12-2-2013	10,400,000	10,400,000
Nordea Bank plc	0.16	12-12-2013	1,000,000	1,000,020
Nordea Bank plc	0.21	12-4-2013	2,000,000	2,000,020
Nordea Bank plc ±144A	1.14	1-14-2014	1,000,000	1,001,199
Norinchukin Bank	0.21	2-10-2014	3,000,000	2,999,880
Norinchukin Bank	0.21	2-14-2014	2,000,000	1,999,920
Norinchukin Bank	0.22	12-4-2013	2,000,000	2,000,020
Norinchukin Bank	0.22	12-6-2013	2,000,000	2,000,020
Norinchukin Bank	0.22	1-28-2014	2,000,000	2,000,100
Norinchukin Bank	0.23	12-9-2013	1,000,000	1,000,020
Norinchukin Bank	0.23	1-10-2014	2,000,000	2,000,100
Oversea-Chinese Banking Corporation Limited	0.17	12-3-2013	1,000,000	1,000,000
Oversea-Chinese Banking Corporation Limited	0.17	12-24-2013	1,000,000	1,000,010
Oversea-Chinese Banking Corporation Limited	0.17	12-31-2013	1,000,000	1,000,020
Oversea-Chinese Banking Corporation Limited	0.18	12-9-2013	1,000,000	1,000,010
Oversea-Chinese Banking Corporation Limited	0.19	1-29-2014	2,000,000	2,000,100
Oversea-Chinese Banking Corporation Limited	0.17	1-14-2014	1,000,000	1,000,010
Royal Bank of Canada ±	0.27	10-17-2014	2,000,000	1,999,660
Royal Bank of Canada ±	0.28	6-24-2014	2,000,000	2,000,380
Skandinaviska Enskilda Banken AG	0.29	12-20-2013	1,000,000	1,000,120
Skandinaviska Enskilda Banken AG ±	0.53	12-3-2013	4,000,000	4,000,000

1

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Societe Generale ±	0.37%	5-14-2014	$2,500,000	$2,499,575
Societe Generale ±	0.38	9-12-2014	2,000,000	2,000,320
Societe Generale (New York)	0.12	12-2-2013	8,000,000	8,000,000
Standard Chartered Bank	0.19	1-23-2014	2,000,000	2,000,160
Standard Chartered Bank	0.22	12-23-2013	1,000,000	1,000,070
Standard Chartered Bank	0.22	12-27-2013	2,000,000	2,000,160
Standard Chartered Bank	0.23	1-8-2014	1,000,000	1,000,100
Standard Chartered Bank	0.23	1-13-2014	1,000,000	1,000,110
Sumitomo Mitsui Banking Corporation	0.21	2-19-2014	2,000,000	1,999,900
Sumitomo Mitsui Banking Corporation ±	0.22	12-19-2013	2,000,000	1,999,912
Sumitomo Mitsui Banking Corporation	0.22	12-23-2013	2,000,000	2,000,060
Sumitomo Mitsui Banking Corporation	0.22	1-15-2014	2,000,000	2,000,080
Svenska Handelsbanken	0.24	12-20-2013	1,000,000	1,000,060
Swedbank ±	0.31	3-5-2014	1,000,000	1,000,400
Toronto-Dominion Bank	0.15	1-8-2014	2,000,000	2,000,060
Toronto-Dominion Bank	0.17	12-17-2013	3,000,000	3,000,150
Toronto-Dominion Bank	0.17	2-6-2014	4,000,000	4,000,240
Toronto-Dominion Bank	0.17	2-12-2014	2,000,000	2,000,120
Toronto-Dominion Bank	0.22	2-24-2014	2,000,000	2,000,380
Toronto-Dominion Bank	0.23	3-6-2014	2,000,000	2,000,440
Total Certificates of Deposit (Cost $254,907,342)				254,912,525

Commercial Paper : 41.49%
ABN AMRO Funding LLC 144A(z)	0.20	2-4-2014	1,000,000	999,670
Albion Capital Corporation 144A(z)	0.19	1-21-2014	2,000,000	1,999,520
Anglesea Funding LLC ±144A(p)	0.32	2-11-2014	1,000,000	1,000,000
Anglesea Funding LLC ±144A(p)	0.32	2-11-2014	1,000,000	1,000,000
Anglesea Funding plc 144A(z)(p)	0.29	1-9-2014	1,000,000	999,810
Anglesea Funding plc ±144A(p)	0.32	3-21-2014	1,000,000	999,940
Antalis US Funding Corporation 144A(z)(p)	0.25	2-5-2014	1,000,000	999,650
Antalis US Funding Corporation 144A(z)(p)	0.26	2-4-2014	2,000,000	1,999,320
Australia & New Zealand Banking Group ±144A	0.24	11-18-2014	1,000,000	999,810
Banco De Credito E Inversiones 144A(z)	0.38	1-28-2014	3,000,000	2,999,160
Banco Santander Chile 144A(z)	0.35	2-4-2014	1,000,000	999,670
Banco Santander Chile 144A(z)	0.35	2-5-2014	1,000,000	999,660
Banco Santander Chile 144A(z)	0.35	2-20-2014	1,000,000	999,555
Banco Santander Chile 144A(z)	0.35	2-25-2014	1,000,000	999,520
Banco Santander Chile 144A(z)	0.35	2-27-2014	1,000,000	999,500
Bank of Nova Scotia (z)	0.18	1-22-2014	1,000,000	999,850
Barclays Bank plc 144A(z)	0.25	12-2-2013	2,000,000	1,999,542
Bennington Stark Capital Company LLC ±144A	0.37	5-9-2014	1,000,000	999,940
BNZ International Funding Limited 144A(z)	0.18	1-29-2014	1,000,000	999,710
BPCE 144A(z)	0.26	2-4-2014	3,000,000	2,999,010
BPCE ±144A	1.99	2-7-2014	1,000,000	1,002,839
CAFCO LLC 144A(z)	0.18	12-9-2013	1,000,000	999,960
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	1-17-2014	1,000,000	999,790
Caisse Centrale Desjardins du Quebec 144A(z)	0.22	1-24-2014	2,000,000	1,999,480
Caisse Centrale Desjardins du Quebec ±144A	0.26	10-23-2014	2,000,000	1,999,860
Caisse Centrale Desjardins du Quebec 144A(z)	0.24	12-23-2013	1,000,000	999,910
Cedar Spring Capital Company 144A(z)	0.28	2-28-2014	1,000,000	999,490
China International Marine Containers Group (z)	0.35	12-4-2013	1,000,000	999,990
China International Marine Containers Group (z)	0.36	12-3-2013	3,000,000	2,999,970
China Shipping Container Lines (z)	0.35	12-4-2013	1,000,000	999,990
China Shipping Container Lines (z)	0.35	12-11-2013	1,000,000	999,960
CNPC Finance 144A(z)	0.36	12-11-2013	1,000,000	999,960
CNPC Finance 144A(z)	0.37	12-2-2013	1,000,000	999,990
CNPC Finance 144A(z)	0.37	12-12-2013	2,000,000	1,999,920
CNPC Finance (z)	0.37	12-13-2013	1,000,000	999,950
CNPC Finance 144A(z)	0.36	12-19-2013	1,000,000	999,930
CNPC Finance 144A(z)	0.36	12-18-2013	2,000,000	1,999,860
Cofco Capital Corporation (z)	0.16	12-10-2013	1,000,000	999,970
Cofco Capital Corporation (z)	0.16	12-17-2013	1,000,000	999,940
Collateralized Commercial Paper Company LLC (z)	0.23	12-18-2013	2,000,000	1,999,860
Concord Minutemen Capital Company 144A(z)(p)	0.22	1-7-2014	2,000,000	1,999,540

2

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
Concord Minutemen Capital Company 144A(z)(p)	0.22%	1-21-2014	$1,000,000	$999,650
Concord Minutemen Capital Company 144A(z)(p)	0.21	1-6-2014	1,000,000	999,780
Concord Minutemen Capital Company 144A(z)(p)	0.22	2-4-2014	2,000,000	1,999,060
Concord Minutemen Capital Company 144A(z)(p)	0.22	2-11-2014	1,000,000	999,490
Concord Minutemen Capital Company 144A(z)(p)	0.25	1-13-2014	2,000,000	1,999,440
CPPIB Capital Incorporated 144A(z)	0.15	12-6-2013	1,000,000	999,990
CRC Funding LLC 144A(z)	0.16	12-3-2013	2,000,000	1,999,960
Credit Suisse (New York) (z)	0.19	1-28-2014	3,000,000	2,999,040
Crown Point Capital Company 144A(z)(p)	0.22	1-21-2014	1,000,000	999,740
Crown Point Capital Company 144A(z)(p)	0.25	1-9-2014	2,000,000	1,999,620
Crown Point Capital Company 144A(z)(p)	0.25	1-15-2014	1,000,000	999,780
Crown Point Capital Company 144A(z)(p)	0.25	1-22-2014	1,000,000	999,740
Crown Point Capital Company 144A(z)(p)	0.20	1-16-2014	1,000,000	999,770
Crown Point Capital Company 144A(z)(p)	0.22	2-11-2014	1,000,000	999,610
Deer Park Refining LP 144A(z)	0.15	12-17-2013	1,000,000	999,940
Deer Park Refining LP 144A(z)	0.17	1-17-2014	1,000,000	999,790
Dexia Credit Local SA (z)	0.47	2-21-2014	2,000,000	1,998,720
Dexia Credit Local SA (z)	0.47	2-26-2014	2,000,000	1,998,620
DNB Nor Bank ASA 144A(z)	0.17	12-30-2013	2,000,000	1,999,820
DNB Nor Bank ASA 144A(z)	0.24	12-9-2013	3,000,000	2,999,970
Erste Abwicklungsanstalt 144A(z)	0.18	1-22-2014	2,000,000	1,999,500
Fairway Finance Corporation 144A(z)	0.19	12-18-2013	2,000,000	1,999,860
Fortis Funding LLC 144A(z)	0.12	12-2-2013	4,000,000	3,999,960
Fortis Funding LLC 144A(z)	0.15	12-10-2013	1,000,000	999,970
Glaxosmithkline Finance plc 144A(z)	0.25	12-11-2013	3,000,000	2,999,880
Glaxosmithkline Finance plc 144A(z)	0.25	12-12-2013	3,000,000	2,999,880
Gotham Funding Corporation 144A(z)(p)	0.16	12-2-2013	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.16	12-3-2013	1,000,000	999,990
Gotham Funding Corporation 144A(z)(p)	0.16	12-4-2013	1,000,000	999,980
Gotham Funding Corporation 144A(z)(p)	0.16	12-10-2013	2,000,000	1,999,920
Gotham Funding Corporation 144A(z)(p)	0.16	12-11-2013	1,000,000	999,950
Gotham Funding Corporation 144A(z)(p)	0.18	1-8-2014	1,000,000	999,810
Gotham Funding Corporation 144A(z)(p)	0.18	1-9-2014	2,000,000	1,999,620
Gotham Funding Corporation 144A(z)(p)	0.18	1-22-2014	1,000,000	999,740
Gotham Funding Corporation 144A(z)(p)	0.18	1-23-2014	1,000,000	999,730
Gotham Funding Corporation 144A(z)(p)	0.18	1-28-2014	2,000,000	1,999,400
Gotham Funding Corporation 144A(z)(p)	0.20	2-25-2014	1,000,000	999,510
Govco LLC 144A(z)	0.14	12-17-2013	3,000,000	2,999,670
Govco LLC 144A(z)	0.18	12-18-2013	1,000,000	999,890
Hannover Funding Company LLC 144A(z)(p)	0.20	1-17-2014	1,000,000	999,760
Hannover Funding Company LLC 144A(z)(p)	0.23	2-18-2014	1,000,000	999,560
Hannover Funding Company LLC 144A(z)(p)	0.23	2-19-2014	1,000,000	999,560
Hannover Funding Company LLC 144A(z)(p)	0.23	2-24-2014	1,000,000	999,521
HSBC Bank plc ±144A	0.26	10-2-2014	2,000,000	1,999,840
ING (U.S.) Funding LLC (z)	0.19	12-5-2013	1,000,000	999,990
ING (U.S.) Funding LLC (z)	0.19	12-9-2013	1,000,000	999,980
Institutional Secured Funding LLC 144A(z)(p)	0.37	12-3-2013	2,000,000	1,999,980
Institutional Secured Funding LLC 144A(z)(p)	0.35	12-20-2013	1,000,000	999,920
Institutional Secured Funding LLC 144A(z)(p)	0.40	1-28-2014	1,000,000	999,720
Kells Funding LLC ±144A(p)	0.24	10-20-2014	1,000,000	999,830
Kells Funding LLC ±144A(p)	0.24	10-10-2014	1,000,000	999,840
Kells Funding LLC ±144A(p)	0.24	10-8-2014	1,000,000	999,840
Kells Funding LLC ±144A(p)	0.22	12-3-2013	1,000,000	1,000,000
Kells Funding LLC 144A(z)(p)	0.23	1-27-2014	1,000,000	999,760
Kells Funding LLC ±144A(p)	0.24	10-28-2014	2,000,000	1,999,460
Lexington Parker Capital Company LLC 144A(z)(p)	0.22	1-8-2014	3,000,000	2,999,430
Lexington Parker Capital Company LLC 144A(z)(p)	0.25	1-9-2014	1,000,000	999,810
Lexington Parker Capital Company LLC 144A(z)(p)	0.25	1-17-2014	2,000,000	1,999,520
Lexington Parker Capital Company LLC 144A(z)(p)	0.22	2-20-2014	1,000,000	999,550
Liberty Street Funding LLC 144A(z)(p)	0.19	12-5-2013	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.23	1-13-2014	2,000,000	1,999,580
Liberty Street Funding LLC 144A(z)(p)	0.15	12-12-2013	1,000,000	999,950
Liberty Street Funding LLC 144A(z)(p)	0.19	2-24-2014	1,000,000	999,520

3

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
LMA Americas LLC 144A(z)	0.26%	1-15-2014	$1,000,000	$999,780
LMA Americas LLC 144A(z)	0.26	1-17-2014	2,000,000	1,999,520
LMA Americas LLC 144A(z)	0.24	2-14-2014	1,000,000	999,590
Macquarie Bank Limited 144A(z)	0.19	1-27-2014	2,000,000	1,999,440
Manhattan Asset Funding Company LLC 144A(z)	0.19	12-9-2013	1,000,000	999,960
Manhattan Asset Funding Company LLC 144A(z)	0.20	1-22-2014	1,000,000	999,740
Mitsubishi UFJ Trust and Banking Corporation 144A(z)	0.19	12-23-2013	2,000,000	1,999,800
Mountcliff Funding LLC 144A(z)	0.30	1-9-2014	1,000,000	999,810
Mountcliff Funding LLC 144A(z)	0.35	1-7-2014	1,000,000	999,820
Natexis Banques Populaire (z)	0.25	2-5-2014	4,000,000	3,998,640
Nederlandse Waterschapsbank NV ±144A	0.21	6-23-2014	3,000,000	3,000,450
Nederlandse Waterschapsbank NV ±144A	0.24	2-18-2014	1,000,000	1,000,170
Nederlandse Waterschapsbank NV ±144A	0.25	10-29-2014	2,000,000	1,999,640
Nederlandse Waterschapsbank NV ±144A	0.29	10-27-2014	2,000,000	1,999,762
Nieuw Amsterdam Receivables Corporation 144A(z)	0.17	12-4-2013	1,000,000	999,980
Nieuw Amsterdam Receivables Corporation 144A(z)	0.18	12-13-2013	1,000,000	999,950
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	2-3-2014	3,000,000	2,999,100
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	2-4-2014	2,000,000	1,999,380
Nordea Bank AB 144A(z)	0.18	3-25-2014	1,000,000	999,400
Nordea Bank AB 144A(z)	0.23	12-17-2013	2,000,000	1,999,920
Nordea Bank AB 144A(z)	0.26	2-3-2014	3,000,000	2,999,290
NRW Bank 144A(z)	0.18	12-10-2013	3,000,000	2,999,910
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-5-2013	3,000,000	2,999,970
NV Bank Nederlandse Gemeenten 144A(z)	0.22	1-27-2014	4,000,000	3,999,160
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-2-2013	4,000,000	4,000,000
Old Line Funding LLC 144A(z)(p)	0.23	2-20-2014	1,000,000	999,770
Old Line Funding LLC 144A(z)(p)	0.24	1-24-2014	1,000,000	999,900
Oversea-Chinese Banking Corporation Limited (z)	0.25	3-3-2014	3,000,000	2,998,500
Regency Markets No.1 LLC 144A(z)(p)	0.14	12-5-2013	1,000,000	999,980
Regency Markets No.1 LLC (z)(p)	0.14	12-13-2013	2,000,000	1,999,900
Regency Markets No.1 LLC 144A(z)(p)	0.14	12-19-2013	3,000,000	2,999,760
Regency Markets No.1 LLC 144A(z)(p)	0.14	12-20-2013	2,000,000	1,999,820
Regency Markets No.1 LLC 144A(z)(p)	0.14	12-31-2013	1,000,000	999,857
Regency Markets No.1 LLC 144A(z)(p)	0.15	12-16-2013	1,000,000	999,930
Regency Markets No.1 LLC 144A(z)(p)	0.15	12-17-2013	1,000,000	999,930
Ridgefield Funding Company 144A(z)(p)	0.25	2-12-2014	1,000,000	999,600
Ridgefield Funding Company 144A(z)(p)	0.25	2-14-2014	1,000,000	999,590
Ridgefield Funding Company ±144A(p)	0.26	5-9-2014	2,000,000	1,999,926
Scaldis Capital LLC 144A(z)	0.21	2-5-2014	1,000,000	999,620
Sinochem Capital Company Limited (z)	0.15	12-12-2013	2,000,000	1,999,940
Sinochem Capital Company Limited (z)	0.15	12-17-2013	1,000,000	999,950
Sinopec Century Bright Capital Investments Limited 144A(z)	0.37	12-12-2013	1,000,000	999,960
Sinopec Century Bright Capital Investments Limited 144A(z)	0.37	12-13-2013	1,000,000	999,950
Skandinaviska Enskilda Banken AG 144A(z)	0.26	12-17-2013	8,000,000	7,999,760
Sumitomo Mitsui Banking Corporation 144A(z)	0.22	12-2-2013	4,000,000	3,999,960
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	1-22-2014	1,000,000	999,720
Sumitomo Mitsui Banking Corporation 144A(z)	0.22	12-6-2013	2,000,000	1,999,960
Sumitomo Trust & Bank (New York) 144A(z)	0.15	12-18-2013	3,000,000	2,999,760
Sumitomo Trust & Banking Company 144A(z)	0.15	12-13-2013	2,000,000	1,999,900
Sumitomo Trust & Banking Company 144A(z)	0.15	12-20-2013	4,000,000	3,999,640
Sumitomo Trust & Banking Company 144A(z)	0.15	12-27-2013	3,000,000	2,999,580
Suncorp Group Limited 144A(z)	0.28	2-6-2014	1,000,000	999,660
Suncorp Group Limited 144A(z)	0.28	2-12-2014	1,000,000	999,610
Suncorp Group Limited 144A(z)	0.31	12-18-2013	1,000,000	999,930
Suncorp Group Limited 144A(z)	0.35	3-4-2014	1,000,000	999,450
Svenska Handelsbanken Incorporated 144A(z)	0.22	12-20-2013	3,000,000	2,999,820
Swedbank (z)	0.21	12-11-2013	1,000,000	999,970
Sydney Capital Corporation 144A(z)(p)	0.25	12-12-2013	1,000,000	999,960
Sydney Capital Corporation 144A(z)(p)	0.25	12-16-2013	1,000,000	999,950
Toyota Motor Credit Corporation ±	0.21	6-9-2014	2,000,000	1,999,800
Toyota Motor Credit Corporation (z)	0.24	12-11-2013	2,000,000	1,999,960
Toyota Motor Credit Corporation (z)	0.24	12-18-2013	2,000,000	1,999,900
Toyota Motor Credit Corporation (z)	0.28	1-24-2014	1,000,000	999,820
United Overseas Bank Limited 144A(z)	0.18	2-13-2014	1,000,000	999,670
United Overseas Bank Limited 144A(z)	0.20	1-16-2014	1,000,000	999,830

4

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
UOB Funding LLC (z)	0.19%	12-20-2013	$1,000,000	$999,960
Victory Receivables Corporation 144A(z)(p)	0.16	12-6-2013	1,000,000	999,970
Victory Receivables Corporation 144A(z)(p)	0.16	12-10-2013	1,000,000	999,960
Victory Receivables Corporation 144A(z)(p)	0.16	12-18-2013	1,000,000	999,920
Victory Receivables Corporation 144A(z)(p)	0.18	1-14-2014	1,000,000	999,780
Victory Receivables Corporation 144A(z)(p)	0.18	1-21-2014	1,000,000	999,740
Victory Receivables Corporation 144A(z)(p)	0.18	1-27-2014	1,000,000	999,710
Victory Receivables Corporation 144A(z)(p)	0.20	12-3-2013	1,000,000	999,990
Westpac Banking Corporation ±144A	0.24	8-1-2014	3,000,000	3,000,330
Westpac Banking Corporation ±144A	0.30	1-16-2014	2,000,000	2,000,460
Westpac Securities New Zealand Limited 144A(z)	0.20	3-12-2014	1,000,000	999,720
Westpac Securities New Zealand Limited ±144A	0.24	8-20-2014	1,000,000	999,860
White Point Funding Incorporated 144A(z)	0.30	12-19-2013	1,000,000	999,920
Working Capital Management Company 144A(z)	0.16	12-10-2013	1,000,000	999,965
Total Commercial Paper (Cost $290,946,222)				290,957,637

Corporate Bonds and Notes : 1.13%
Consumer Discretionary : 0.15%
Diversified Consumer Services : 0.15%
Smithsonian Institution ø	0.10	9-1-2018	1,000,000	1,000,000

Financials : 0.65%
Consumer Finance : 0.29%
Toyota Motor Credit Corporation ±	0.26	12-9-2013	2,000,000	2,000,002

Diversified Financial Services : 0.36%
Australia & New Zealand Banking Group ±144A	1.25	12-20-2013	1,000,000	1,000,493
GBG LLC Custody Receipts ø144A	0.08	9-1-2027	179,000	179,000
LTF Real Estate LLC ø144A	0.23	6-1-2033	375,000	375,000
Overseas Private Investment Corporation ø(i)	0.12	7-9-2026	1,000,000	1,000,000
				2,554,493

Health Care : 0.33%
Health Care Providers & Services : 0.33%
ACTS Retirement Life Communities Incorporated ø	0.15	11-15-2029	333,000	333,000
Keep Memory Alive ø	0.12	5-1-2037	1,000,000	1,000,000
Providence Health & Services ø	0.14	10-1-2042	990,000	990,000
				2,323,000

Total Corporate Bonds and Notes (Cost $7,877,502)				7,877,495

Municipal Obligations : 6.30%
Alabama : 0.14%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø144A	0.07	11-15-2046	1,000,000	1,000,000

California : 0.67%
Los Angeles County Metropolitan Transit Authority (Transportation Revenue)	0.17	12-2-2013	1,000,000	1,000,000
Los Angeles County Metropolitan Transit Authority (Transportation Revenue)	0.21	1-9-2014	1,000,000	1,000,030
Oakland Alameda County (Miscellaneous Revenue)	0.18	12-5-2013	1,000,000	1,000,000

5

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
California (continued)
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.09%	12-1-2033	$925,000	$925,000
San Jose CA Financing Authority Hayes Mansion Series D (Miscellaneous Revenue, U.S. Bank NA LOC) ø	0.13	6-1-2025	745,000	745,000
				4,670,030

Colorado : 0.31%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.15	10-1-2033	945,000	945,000
Colorado HFA Class I Series B-2 (Housing Revenue, Royal Bank of Canada SPA) ø	0.07	5-1-2038	1,000,000	1,000,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.12	5-1-2050	245,000	245,000
				2,190,000

Delaware : 0.45%
Puttable Floating Option Taxable Notes Series TNP-1007 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.38	7-15-2014	3,155,000	3,155,000

Illinois : 0.43%
Cook County IL Various Projects Series D (Tax Revenue) ø	0.13	11-1-2030	1,000,000	1,000,000
Illinois Housing Development Authority Homeowners Mortgage Revenue Bonds Sub Series A-3 (Housing Revenue, FHLB SPA) ø	0.08	8-1-2035	1,000,000	1,000,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC/MBIA Insured, JPMorgan Chase & Company LIQ) ø144A	0.08	3-1-2014	1,000,000	1,000,000
				3,000,000

Maine : 0.14%
Maine Housing Authority Series F (Housing Revenue) ø	0.15	11-15-2032	1,000,000	1,000,000

Maryland : 0.70%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.12	7-1-2032	955,000	955,000
Maryland CDA Department of Housing & Community Development (Housing Revenue, TD Bank NA SPA) ø	0.06	9-1-2043	1,000,000	1,000,000
Maryland CDA Series E (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.11	7-1-2045	2,000,000	2,000,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.08	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.08	1-1-2029	425,000	425,000
				4,880,000

Massachusetts : 0.33%
Massachusetts Development Finance Agency (Education Revenue) ø	0.20	10-1-2033	1,000,000	1,000,000
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ø	0.10	10-1-2031	305,000	305,000
University of Massachusetts Building Authority Project Series 1 (Education Revenue, JPMorgan Chase & Company SPA) ø	0.07	5-1-2038	1,000,000	1,000,000
				2,305,000

Michigan : 0.42%
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) ø	0.09	9-1-2033	1,000,000	1,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.45	10-1-2046	1,975,000	1,975,000
				2,975,000

6

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New Jersey : 0.14%
Salem County NJ PCFA Atlantic City Electric Company Project Series A (Utilities Revenue, JPMorgan Chase & Company LOC) ø	0.06%	4-15-2014	$1,000,000	$1,000,000

New York : 0.56%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) ø144A	0.20	10-1-2031	690,000	690,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.45	11-1-2039	1,820,000	1,820,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.42	7-27-2014	400,000	400,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC) ø	0.11	11-1-2034	1,000,000	1,000,000
				3,910,000

Ohio : 0.17%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.15	9-1-2039	194,000	194,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA Insured, JPMorgan Chase & Company SPA) ø	0.08	9-1-2038	970,000	970,000
				1,164,000

Oregon : 0.14%
Oregon State Department PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.42	5-1-2035	1,000,000	1,000,000

Pennsylvania : 0.14%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured) ø144A	0.10	8-1-2030	1,000,000	1,000,000

South Carolina : 0.28%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) ø144A	0.15	1-1-2050	1,000,000	1,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	12-2-2013	1,000,000	1,000,000
				2,000,000

Tennessee : 0.32%
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.08	7-1-2034	1,840,000	1,840,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC) ø	0.08	2-1-2036	380,000	380,000
				2,220,000

Texas : 0.66%
Austin TX Airport Systems Series 3 (Airport Revenue, State Street Bank & Trust Company LOC, AGM Insured) ø	0.06	11-15-2025	935,000	935,000
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.07	12-1-2032	1,875,000	1,875,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø	0.19	2-1-2035	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) ø144A	0.35	12-15-2026	459,061	459,061
Texas Taxable Product Development Program Series A (Miscellaneous Revenue, National Australia Bank SPA) ø	0.09	6-1-2045	100,000	100,000
Texas Veterans Housing Assistance Program Fund II Series C-2 (GO, State Street Bank & Trust Company SPA) ø	0.06	12-1-2033	250,000	250,000
				4,619,061

7

Portfolio of investments — November 30, 2013 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name		Interest rate	Maturity date	Principal	Value
Utah : 0.09%
Utah Board of Regents Student Loan Series A (Education Revenue, Royal Bank of Canada LOC) ø		0.07%	11-1-2045	$633,000	$633,000

Wisconsin : 0.21%
Wisconsin Housing & EDA Series F (Housing Revenue, JPMorgan Chase & Company SPA) ø		0.14	5-1-2030	470,000	470,000
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø		0.17	1-1-2042	1,000,000	1,000,000
					1,470,000

Total Municipal Obligations (Cost $44,191,061)					44,191,091

Repurchase Agreements ^^: 10.12%
Bank of America Corporation, dated 11-29-2013, maturity value $16,000,120 (1)		0.09	12-2-2013	16,000,000	16,000,000
Bank of Nova Scotia dated 11-29-2013, maturity value $5,000,042 (2)		0.10	12-2-2013	5,000,000	5,000,000
Bank of Nova Scotia dated 11-29-2013, maturity value $6,000,040 (3)		0.08	12-2-2013	6,000,000	6,000,000
Barclays Capital Incorporated, dated 11-29-2013, maturity value $2,000,013 (4)		0.08	12-2-2013	2,000,000	2,000,000
Credit Agricole, dated 11-29-2013, maturity value $20,000,150 (5)		0.09	12-2-2013	20,000,000	20,000,000
Goldman Sachs & Company, dated 11-1-2013, maturity value $6,001,653 (6) ¢§±(i)		0.16	1-2-2014	6,000,000	6,000,000
GX Clarke & Company dated 11-29-2013, maturity value $3,000,040 (7)		0.16	12-2-2013	3,000,000	3,000,000
JPMorgan Securities, dated 11-1-2013, maturity value $1,000,121 (8) ¢§±		0.14	12-2-2013	1,000,000	1,000,000
JPMorgan Securities, dated 11-1-2013, maturity value $10,002,497 (9) ¢§±(i)		0.29	12-2-2013	10,000,000	10,000,000
RBS Securities Incorporated dated 11-29-2013, maturity value $2,000,015 (10)		0.09	12-2-2013	2,000,000	2,000,000
Total Repurchase Agreements (Cost $71,000,000)					71,000,000

U.S. Treasury Securities : 4.17%
U.S. Treasury Bill (z)		0.08	12-5-2013	3,000,000	2,999,997
U.S. Treasury Bill (z)		0.08	12-19-2013	2,000,000	1,999,984
U.S. Treasury Bill (z)		0.08	12-12-2013	3,000,000	2,999,985
U.S. Treasury Note		0.25	3-31-2014	2,000,000	2,000,704
U.S. Treasury Note		0.25	6-30-2014	1,000,000	1,000,664
U.S. Treasury Note		0.75	12-15-2013	2,000,000	2,000,390
U.S. Treasury Note		0.75	6-15-2014	1,000,000	1,003,320
U.S. Treasury Note		1.25	3-15-2014	1,000,000	1,003,203
U.S. Treasury Note		1.25	4-15-2014	2,000,000	2,008,282
U.S. Treasury Note		1.88	4-30-2014	1,000,000	1,007,188
U.S. Treasury Note		2.38	8-31-2014	2,000,000	2,032,890
U.S. Treasury Note		2.63	6-30-2014	1,000,000	1,014,375
U.S. Treasury Note		4.75	5-15-2014	8,000,000	8,167,184
Total U.S. Treasury Securities (Cost $29,236,150)					29,238,166

Total investments in securities (Cost $698,158,277)*	99.56%				698,176,914
Other assets and liabilities, net	0.44				3,066,057

Total net assets	100.00%				$701,242,971

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

8

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — November 30, 2013 (unaudited)

(p)	Asset-backed commercial paper
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
(i)	Illiquid security
^^	Collateralized by:
(1)	U.S. government securities, 3.50% to 4.50%, 4-20-2041 to 9-15-2041, fair value including accrued interest is $16,480,000.
(2)	U.S. government securities, 0.00% to 5.00%, 5-22-2014 to 11-15-2043, fair value including accrued interest is $5,139,568.
(3)	U.S. government securities, 0.00% to 8.00%, 1-15-2014 to 5-15-2038, fair value including accrued interest is $6,120,001.
(4)	U.S. government securities, 0.00% to 3.13%, 2-15-2017 to 2-15-2043, fair value including accrued interest is $2,040,000.
(5)	U.S. government securities, 2.00% to 8.00%, 9-1-2017 to 6-1-2053, fair value including accrued interest is $20,600,000.
(6)	U.S. government securities, 0.00% to 5.00%, 12-3-2013 to 9-1-2042, fair value including accrued interest is $6,165,055.
(7)	U.S. government securities, 0.00% to 8.88%, 12-12-2013 to 11-15-2043, fair value including accrued interest is $3,060,000.
(8)	U.S. government securities, 0.00% to 0.21%, 3-27-2014 to 8-20-2014, fair value including accrued interest is $1,020,041.
(9)	U.S. government securities, 0.00% to 0.27%, 12-2-2013 to 8-20-2014, fair value including accrued interest is $10,200,021.
(10)	U.S. government securities, 3.00%, 7-15-2028 to 10-20-2042, fair value including accrued interest is $2,060,054.
¢	Represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
§	Security is subject to a demand feature which reduces the effective maturity.
*	Cost for federal income tax purposes is $698,158,277 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$25,726
Gross unrealized depreciation	(7,089)

Net unrealized appreciation	$18,637

9

Wells Fargo Advantage Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of investments – November 30, 2013 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	– significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Certificates of deposit	$0	$254,912,525	$0	$254,912,525
Commercial paper	0	290,957,637	0	290,957,637
Corporate bonds and notes	0	7,877,495	0	7,877,495
Municipal obligations	0	44,191,091	0	44,191,091
Repurchase agreements	0	71,000,000	0	71,000,000
U.S. Treasury securities	29,238,166	0	0	29,238,166

	$29,238,166	$668,938,748	$0	$698,176,914

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2013, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Certificate of participation

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial development revenue

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	January 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	January 28, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	January 28, 2014